UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2005

Item 1. Reports to Stockholders

Fidelity® U.S. Bond Index Fund

Semiannual Report August 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	32	Notes to the financial statements.
Board Approval of	39
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	47	A complete list of investments for
		Fidelity’s Fixed-Income Central Fund.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer sponsored retirement plan. Read the prospectus carefully before you invest or send money.

Retirement Plan Level Accounts
Corporate Clients	1-800-962-1375
“Not For Profit” Clients	1-800-343-0860
Financial and Other Institutions
Nationwide	1-800-221-5207
Other Investors	1-800-544-6666

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead sev eral years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Actual	$1,000.00	$1,026.40	$1.63
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.59	$1.63

* Expenses are equal to the Fund’s annualized expense ratio of .32%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of August	31, 2005
		6 months ago
Years	6.3	5.5

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of August	31, 2005
			6 months ago
Years		4.0	4.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

A ShortTerm Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Semiannual Report

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 19.0%

	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 1.6%
Automobiles – 0.6%
Ford Motor Co.:
6.625% 10/1/28	$2,235	$1,663
7.45% 7/16/31	19,370	15,489
General Motors Corp. 8.375% 7/15/33	19,905	16,720
		33,872
Media – 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,961
Cox Communications, Inc.:
4.625% 1/15/10	6,200	6,145
4.625% 6/1/13	2,400	2,330
7.125% 10/1/12	1,305	1,458
Liberty Media Corp. 8.25% 2/1/30	6,620	6,682
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,843
News America, Inc. 6.2% 12/15/34	6,115	6,336
Time Warner Entertainment Co. LP 8.375% 7/15/33	10,000	12,982
Time Warner, Inc. 6.625% 5/15/29	3,050	3,318
		47,055
Multiline Retail – 0.2%
Target Corp. 3.375% 3/1/08	11,500	11,286

TOTAL CONSUMER DISCRETIONARY		92,213

CONSUMER STAPLES 0.5%
Beverages – 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (a)	13,465	13,555
Food Products 0.1%
ConAgra Foods, Inc. 6.7% 8/1/27	4,000	4,511
Tobacco 0.2%
Altria Group, Inc. 7% 11/4/13	2,765	3,088
Philip Morris Companies, Inc. 7.65% 7/1/08	4,600	4,965
		8,053

TOTAL CONSUMER STAPLES		26,119

ENERGY 2.3%
Energy Equipment & Services – 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	18,590	18,595
Petronas Capital Ltd. 7% 5/22/12 (a)	7,900	8,951
		27,546

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 1.8%
Amerada Hess Corp.:
6.65% 8/15/11	$2,060	$2,267
7.125% 3/15/33	1,435	1,713
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	7,350	7,370
Duke Capital LLC:
4.37% 3/1/09	3,980	3,956
6.25% 2/15/13	1,630	1,760
6.75% 2/15/32	13,235	14,974
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	4,920	5,413
Energy Transfer Partners LP 5.65% 8/1/12 (a)	8,225	8,318
Enterprise Products Operating LP 5.75% 3/1/35	4,100	3,987
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,200	2,215
5.8% 3/15/35	4,260	4,284
Nexen, Inc. 5.875% 3/10/35	9,180	9,317
Pemex Project Funding Master Trust:
6.125% 8/15/08	7,500	7,755
6.625% 6/15/35 (a)	11,715	11,627
7.375% 12/15/14	5,000	5,640
7.875% 2/1/09 (d)	5,370	5,869
Talisman Energy, Inc. 5.125% 5/15/15	7,950	8,094
		104,559

TOTAL ENERGY		132,105

FINANCIALS – 8.3%
Capital Markets 1.7%
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	10,000	9,718
Bear Stearns Companies, Inc.:
4% 1/31/08	2,935	2,918
4.55% 6/23/10	7,290	7,303
Goldman Sachs Group, Inc. 5.25% 10/15/13	12,685	13,015
JPMorgan Chase Capital XV 5.875% 3/15/35	15,000	15,245
Lazard LLC 7.125% 5/15/15 (a)	9,680	9,819
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,286
Lehman Brothers Holdings E-Capital Trust I 4.59%
8/19/65 (a)(d)	7,710	7,752
Merrill Lynch & Co., Inc. 4.25% 2/8/10	12,475	12,328
Morgan Stanley 6.6% 4/1/12	10,000	11,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Capital Markets continued
NationsBank Corp. 6.375% 2/15/08	$4,750	$4,978
State Street Corp. 7.65% 6/15/10	5,000	5,734
		103,159
Commercial Banks – 1.2%
Bank of America Corp. 6.25% 4/15/12	2,790	3,068
BB&T Capital Trust I 5.85% 8/18/35	7,190	7,418
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,739
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,239
Korea Development Bank:
3.875% 3/2/09	2,775	2,714
5.75% 9/10/13	5,755	6,120
Mellon Financial Co. 6.7% 3/1/08	5,000	5,263
PNC Funding Corp. 7.5% 11/1/09	7,000	7,781
SouthTrust Corp. 5.8% 6/15/14	4,410	4,713
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,570
Wachovia Bank NA 4.875% 2/1/15	4,260	4,298
Wachovia Corp. 5.5% 8/1/35	13,210	13,583
		71,506
Consumer Finance – 0.9%
Capital One Bank 6.5% 6/13/13	7,500	8,254
Ford Motor Credit Co. 7.375% 2/1/11	7,000	6,902
General Motors Acceptance Corp. 5.53% 12/1/14 (d) .	635	552
Household Finance Corp. 4.125% 11/16/09	15,135	14,952
Household International, Inc. 8.875% 2/15/08	9,175	9,354
MBNA Corp. 7.5% 3/15/12	5,960	6,912
Pitney Bowes Credit Corp. 5.75% 8/15/08	6,000	6,266
		53,192
Diversified Financial Services – 0.8%
CC Funding Trust I 6.9% 2/16/07	8,510	8,802
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,490
JPMorgan Chase & Co.:
5.75% 1/2/13	4,500	4,800
6.75% 2/1/11	16,925	18,696
Prime Property Funding II, Inc. 5.125% 6/1/15 (a)	7,655	7,611
		47,399
Insurance – 0.7%
Aegon NV 4.75% 6/1/13	9,375	9,377
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,890	5,046
MetLife, Inc. 6.125% 12/1/11	10,000	10,823

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Insurance – continued
Principal Life Global Funding I 6.25% 2/15/12 (a)	$2,600	$2,847
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,293
Willis Group North America, Inc. 5.625% 7/15/15	5,490	5,574
		38,960
Real Estate 2.6%
Archstone Smith Operating Trust 5.25% 5/1/15	11,720	11,906
Arden Realty LP:
5.2% 9/1/11	4,080	4,105
7% 11/15/07	5,105	5,381
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,672
Boston Properties, Inc. 6.25% 1/15/13	6,535	7,063
Brandywine Operating Partnership LP 4.5% 11/1/09	4,465	4,387
Camden Property Trust:
5% 6/15/15	11,400	11,277
5.875% 11/30/12	5,960	6,241
CarrAmerica Realty Corp.:
3.625% 4/1/09	6,020	5,790
5.25% 11/30/07	8,635	8,715
CenterPoint Properties Trust 5.25% 7/15/11	4,500	4,582
Colonial Properties Trust 4.75% 2/1/10	11,935	11,773
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,265	8,167
5.25% 4/15/11	3,175	3,233
EOP Operating LP:
4.65% 10/1/10	11,500	11,466
4.75% 3/15/14	2,465	2,417
7% 7/15/11	5,000	5,553
ProLogis 5.5% 3/1/13	5,085	5,302
Regency Centers LP:
4.95% 4/15/14	5,000	4,943
5.25% 8/1/15 (a)	6,230	6,322
Simon Property Group LP:
5.1% 6/15/15 (a)	7,290	7,272
5.625% 8/15/14	9,475	9,872
		150,439
Thrifts & Mortgage Finance – 0.4%
Countrywide Home Loans, Inc. 4% 3/22/11	5,165	4,995
Independence Community Bank Corp. 3.75%
4/1/14 (d)	1,980	1,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Residential Capital Corp. 6.375% 6/30/10 (a)	$9,845	$10,068
Washington Mutual, Inc. 4.625% 4/1/14	5,000	4,860
		21,845

TOTAL FINANCIALS		486,500

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	8,070	8,108
Bombardier, Inc.:
6.3% 5/1/14 (a)	7,655	6,928
7.45% 5/1/34 (a)	2,620	2,240
Northrop Grumman Corp. 4.079% 11/16/06	6,000	5,988
		23,264
Airlines – 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	954	984
6.978% 10/1/12	1,524	1,576
7.024% 4/15/11	4,945	5,100
7.858% 4/1/13	7,750	8,211
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	5,267	5,257
6.9% 7/2/19	3,372	3,356
7.056% 3/15/11	2,385	2,482
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	9,120	8,673
		35,639
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (a)	2,545	2,746
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	5,210	6,159
		8,905
Road & Rail 0.1%
Wisconsin Central Transportation Corp. 6.625%
4/15/08	3,150	3,319

TOTAL INDUSTRIALS		71,127

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INFORMATION TECHNOLOGY – 0.4%
Computers & Peripherals – 0.1%
NCR Corp. 7.125% 6/15/09	$7,725	$8,292
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	10,010	10,033
6.375% 8/3/15	7,595	7,638
		17,671

TOTAL INFORMATION TECHNOLOGY		25,963

MATERIALS 0.4%
Metals & Mining – 0.3%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	3,200	3,530
Newmont Mining Corp. 5.875% 4/1/35	15,000	15,409
		18,939
Paper & Forest Products 0.1%
International Paper Co. 5.85% 10/30/12	5,000	5,301

TOTAL MATERIALS		24,240

TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 2.0%
Ameritech Capital Funding Corp. 6.25% 5/18/09	3,985	4,202
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,472
BellSouth Capital Funding Corp. 7.875% 2/15/30	21,980	28,316
British Telecommunications PLC 8.875% 12/15/30	9,025	12,791
SBC Communications, Inc.:
6.15% 9/15/34	7,545	8,115
6.45% 6/15/34	9,520	10,626
Sprint Capital Corp. 6.875% 11/15/28	9,365	10,732
Telecom Italia Capital:
4.95% 9/30/14 (a)	1,930	1,916
5.25% 11/15/13	12,200	12,396
Verizon Global Funding Corp.:
7.25% 12/1/10	2,270	2,552
7.75% 12/1/30	13,450	17,203
Verizon New York, Inc. 6.875% 4/1/12	2,146	2,367
		116,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 4.125% 3/1/09	$4,755	$4,669
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	2,953
		7,622

TOTAL TELECOMMUNICATION SERVICES		124,310

UTILITIES – 2.2%
Electric Utilities – 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	14,390	15,069
Exelon Corp.:
4.9% 6/15/15	7,405	7,383
5.625% 6/15/35	2,550	2,567
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	10,356
FirstEnergy Corp. 6.45% 11/15/11	3,535	3,829
Monongahela Power Co. 5% 10/1/06	4,845	4,883
Progress Energy, Inc. 7.1% 3/1/11	15,880	17,529
TXU Energy Co. LLC 7% 3/15/13	10,135	11,308
		72,924
Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	14,540	16,317
Multi-Utilities – 0.7%
Dominion Resources, Inc.:
4.75% 12/15/10	8,145	8,177
5.95% 6/15/35	10,135	10,586
6.25% 6/30/12	5,795	6,272
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	8,975	9,510
Sempra Energy 7.95% 3/1/10	3,335	3,767
		38,312

TOTAL UTILITIES		127,553

TOTAL NONCONVERTIBLE BONDS
(Cost $1,084,116)		1,110,130

U.S. Government and Government Agency Obligations 34.9%

U.S. Government Agency Obligations 7.9%
Fannie Mae:
2.5% 6/15/06	2,200	2,176

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Fannie Mae: – continued
3.25% 1/15/08	$69,435	$68,158
3.25% 8/15/08	48,570	47,484
3.25% 2/15/09	146,470	142,502
3.375% 12/15/08	16,550	16,193
4.625% 5/1/13	48,000	48,424
5.25% 8/1/12	27,000	28,400
5.5% 3/15/11	27,865	29,656
6.25% 2/1/11	3,770	4,105
Freddie Mac:
4% 6/12/13	20,038	19,416
5.75% 1/15/12	25,000	27,105
5.875% 3/21/11	11,960	12,810
6.75% 3/15/31	4,035	5,294
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	484	496
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999 A:
5.75% 8/1/06	7,500	7,625
5.96% 8/1/09	3,600	3,744

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		463,588
U.S. Treasury Inflation Protected Obligations 3.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	24,816	26,906
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,667	25,064
2% 1/15/14 (c)	163,156	168,191

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		220,161
U.S. Treasury Obligations – 23.2%
U.S. Treasury Bonds:
6.25% 5/15/30	116,590	151,061
8% 11/15/21	44,717	63,985
U.S. Treasury Notes:
3.125% 4/15/09	207,300	202,255
3.375% 10/15/09	265,570	260,736
3.625% 4/30/07	297,128	296,134
3.625% 6/30/07	270,602	269,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Obligations continued
U.S. Treasury Notes: – continued
4.25% 8/15/13	$41,885	$42,657
4.75% 5/15/14	67,440	71,041

TOTAL U.S. TREASURY OBLIGATIONS		1,357,435

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $2,016,541)		2,041,184

U.S. Government Agency Mortgage Securities 31.2%

Fannie Mae – 26.6%
3.465% 4/1/34 (d)	2,158	2,157
3.732% 1/1/35 (d)	1,348	1,343
3.753% 10/1/33 (d)	906	899
3.783% 12/1/34 (d)	1,084	1,079
3.794% 6/1/34 (d)	3,949	3,883
3.8% 12/1/34 (d)	239	239
3.826% 6/1/33 (d)	651	644
3.827% 1/1/35 (d)	905	903
3.838% 1/1/35 (d)	2,562	2,568
3.869% 1/1/35 (d)	1,497	1,493
3.913% 12/1/34 (d)	801	802
3.938% 10/1/34 (d)	1,107	1,103
3.97% 5/1/33 (d)	304	301
3.978% 1/1/35 (d)	1,121	1,111
3.981% 12/1/34 (d)	1,081	1,073
3.998% 1/1/35 (d)	690	683
4% 8/1/18 to 5/1/19	35,346	34,464
4% 9/1/20 (b)	59,786	58,292
4.008% 12/1/34 (d)	5,819	5,849
4.015% 5/1/34 (d)	340	345
4.016% 12/1/34 (d)	844	838
4.017% 2/1/35 (d)	827	820
4.028% 12/1/34 (d)	582	585
4.03% 1/1/35 (d)	391	389
4.044% 2/1/35 (d)	771	764
4.054% 1/1/35 (d)	757	749
4.057% 10/1/18 (d)	901	893
4.073% 12/1/34 (d)	1,578	1,568

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.077% 4/1/33 (d)	$311	$310
4.097% 1/1/35 (d)	1,678	1,690
4.1% 2/1/35 (d)	570	566
4.107% 2/1/35 (d)	581	578
4.113% 1/1/35 (d)	1,655	1,644
4.118% 2/1/35 (d)	3,051	3,031
4.121% 2/1/35 (d)	1,470	1,462
4.124% 1/1/35 (d)	1,641	1,653
4.134% 1/1/35 (d)	2,840	2,824
4.14% 2/1/35 (d)	1,850	1,861
4.143% 11/1/34 (d)	1,417	1,409
4.144% 1/1/35 (d)	2,325	2,350
4.149% 2/1/35 (d)	1,572	1,564
4.177% 1/1/35 (d)	3,089	3,076
4.179% 1/1/35 (d)	1,431	1,424
4.189% 11/1/34 (d)	435	434
4.191% 1/1/35 (d)	1,813	1,796
4.217% 3/1/34 (d)	827	824
4.237% 10/1/34 (d)	2,315	2,342
4.25% 2/1/35 (d)	918	910
4.293% 3/1/35 (d)	908	911
4.294% 7/1/34 (d)	788	793
4.3% 1/1/35 (d)	1,151	1,142
4.302% 8/1/33 (d)	1,908	1,901
4.313% 3/1/33 (d)	451	448
4.325% 5/1/35 (d)	1,342	1,338
4.327% 2/1/35 (d)	583	581
4.33% 1/1/35 (d)	907	906
4.333% 12/1/34 (d)	605	608
4.353% 1/1/35 (d)	900	895
4.367% 2/1/34 (d)	2,209	2,205
4.368% 4/1/35 (d)	631	630
4.401% 2/1/35 (d)	1,424	1,417
4.409% 5/1/35 (d)	2,757	2,773
4.455% 3/1/35 (d)	1,263	1,258
4.459% 10/1/34 (d)	5,008	5,041
4.472% 4/1/34 (d)	1,585	1,593
4.49% 8/1/34 (d)	3,003	3,003
4.49% 1/1/35 (d)	1,574	1,583
4.497% 3/1/35 (d)	2,807	2,810
4.5% 3/1/19 to 4/1/35	128,684	125,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.5% 9/1/20 (b)	$ 120,000	$ 119,025
4.501% 5/1/35 (d)	921	923
4.527% 3/1/35 (d)	2,575	2,570
4.539% 8/1/34 (d)	1,802	1,818
4.554% 7/1/35 (d)	3,477	3,487
4.557% 2/1/35 (d)	6,128	6,155
4.571% 2/1/35 (d)	1,026	1,028
4.585% 2/1/35 (d)	8,303	8,290
4.619% 2/1/35 (d)	2,739	2,737
4.635% 2/1/35 (d)	725	732
4.645% 11/1/34 (d)	3,210	3,214
4.686% 11/1/34 (d)	3,167	3,168
4.711% 3/1/35 (d)	8,090	8,149
4.736% 7/1/34 (d)	2,743	2,746
4.739% 3/1/35 (d)	1,505	1,511
4.815% 12/1/32 (d)	1,415	1,427
4.825% 12/1/34 (d)	2,695	2,704
4.845% 12/1/34 (d)	1,104	1,107
5% 1/1/17 to 8/1/35	247,876	247,614
5% 9/1/20 (b)	21,813	21,991
5% 9/1/35 (b)	91,518	90,974
5% 9/1/35 (b)	3,356	3,336
5.119% 5/1/35 (d)	6,610	6,704
5.203% 6/1/35 (d)	4,807	4,886
5.297% 9/1/35 (d)	1,835	1,844
5.5% 1/1/09 to 11/1/33	196,790	200,134
5.5% 9/1/35 (b)	268,813	271,921
6% 8/1/13 to 3/1/33	98,752	101,530
6% 9/1/35 (b)	23,696	24,267
6.5% 4/1/13 to 3/1/35	80,199	83,120
6.5% 9/1/35 (b)	57	59
7% 3/1/15 to 2/1/29	2,273	2,389
7.5% 1/1/08 to 2/1/32	8,268	8,762
8% 11/1/08 to 6/1/30	184	197
8.5% 6/1/17 to 8/1/23	332	360
9.5% 12/1/09 to 9/1/21	329	351
10.75% 9/1/10 to 5/1/14	43	48
11.25% 5/1/14	3	4
11.5% 8/1/14	11	13

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
13.5% 11/1/14	$10	$12
14% 3/1/12	26	29

TOTAL FANNIE MAE		1,556,156
Freddie Mac – 3.4%
4% 5/1/19 to 5/1/20	19,080	18,585
4.106% 12/1/34 (d)	1,020	1,012
4.127% 12/1/34 (d)	1,516	1,515
4.216% 1/1/35 (d)	1,447	1,448
4.301% 5/1/35 (d)	2,338	2,347
4.306% 3/1/35 (d)	1,324	1,321
4.311% 12/1/34 (d)	1,348	1,337
4.345% 1/1/35 (d)	3,182	3,175
4.368% 3/1/35 (d)	1,904	1,883
4.397% 2/1/35 (d)	2,573	2,545
4.404% 2/1/35 (d)	2,866	2,884
4.446% 3/1/35 (d)	1,202	1,197
4.452% 2/1/34 (d)	1,437	1,440
4.489% 3/1/35 (d)	3,525	3,520
4.494% 6/1/35 (d)	1,946	1,947
4.498% 3/1/35 (d)	9,037	9,029
4.5% 3/1/35 (d)	1,384	1,380
4.562% 2/1/35 (d)	2,019	2,016
5.035% 4/1/35 (d)	7,666	7,743
5.248% 8/1/33 (d)	622	636
5.5% 12/1/17 to 4/1/25	56,100	57,107
6% 4/1/28 to 1/1/34	60,502	62,056
6.5% 8/1/32	5,543	5,739
7% 4/1/32	7,022	7,348
7.5% 9/1/15 to 6/1/32	1,611	1,712
8% 7/1/16 to 4/1/32	1,267	1,356
8.5% 9/1/19 to 1/1/28	238	259
9% 10/1/16	35	38
9.5% 10/1/08 to 8/1/30	185	200
10.5% 5/1/09 to 12/1/15	22	24
11% 8/1/15 to 9/1/20	278	313
11.5% 10/1/15	7	8
11.75% 9/1/13	18	20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
12% 2/1/13 to 7/1/15	$14	$15
13.5% 12/1/14	40	45

TOTAL FREDDIE MAC		203,200
Government National Mortgage Association 1.2%
6% 12/15/08 to 12/20/33	23,264	23,982
6.5% 6/15/23 to 7/15/34	15,361	16,031
7% 12/15/22 to 10/15/32	19,240	20,253
7.5% 2/15/17 to 1/15/32	5,988	6,387
8% 7/15/18 to 6/15/28	1,885	2,025
8.5% 11/15/05 to 7/15/30	342	372
9.5% 3/15/23	14	15
10.5% 5/20/16 to 1/20/18	281	316

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		69,381

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,820,934)		1,828,737

Asset Backed Securities 2.4%

ACE Securities Corp. Series 2005-SD1 Class A1,
4.0413% 11/25/50 (d)	2,126	2,129
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	1,530	1,532
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,680	3,691
Amortizing Residential Collateral Trust Series 2003-BC1
Class M2, 4.7413% 1/25/32 (d)	679	682
Capital Auto Receivables Asset Trust Series 2002-5 Class
B, 2.8% 4/15/08	1,781	1,765
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	6,645	6,612
Series 2003-B4 Class B4, 4.3713% 7/15/11 (d)	5,910	6,005
Series 2004-6 Class B, 4.15% 7/16/12	7,720	7,650
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	5,225	5,225
Citibank Credit Card Issuance Trust Series 2002-C1
Class C1, 4.7369% 2/9/09 (d)	12,000	12,120
Countrywide Home Loans, Inc. Series 2005-1:
Class MV1, 4.0413% 7/25/35 (d)	2,810	2,809
Class MV2, 4.0813% 7/25/35 (d)	3,375	3,373

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Countrywide Home Loans, Inc. Series 2005-1: -
continued
Class MV3, 4.1213% 7/25/35 (d)	$1,395	$1,396
Discover Card Master Trust I Series 2003-4 Class B1,
3.9013% 5/16/11 (d)	7,360	7,399
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.1913% 1/25/34 (d)	3,950	3,960
Class M2, 4.7913% 1/25/34 (d)	4,600	4,660
Series 2005 A:
Class M1, 4.0713% 1/25/35 (d)	1,475	1,475
Class M2, 4.1013% 1/25/35 (d)	2,125	2,126
Class M3, 4.1313% 1/25/35 (d)	1,150	1,153
HFC Home Equity Loan Asset Backed Certificates Series
2005-2:
Class M1, 4% 1/20/35 (d)	2,850	2,850
Class M2, 4.03% 1/20/35 (d)	2,140	2,140
Household Private Label Credit Card Master Note Trust I
Series 2002-3 Class B, 4.8213% 9/15/09 (d)	5,835	5,844
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	4,807
Series 2003-B3 Class B3, 3.9463% 1/18/11 (d)	5,025	5,049
Series 2003-B5 Class B5, 3.9413% 2/15/11 (d)	2,010	2,024
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (f)	3,800	990
Onyx Acceptance Owner Trust Series 2005-B Class A4,
4.34% 5/15/12	4,220	4,222
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 3.7613% 6/25/36 (d)	14,123	14,124
Park Place Securities, Inc. Series 2005-WCH1 Class M2,
4.1613% 1/25/35 (d)	3,700	3,703
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.0213% 3/15/11 (a)(d)	6,165	6,159
Triad Auto Receivables Owner Trust Series 2002-A Class
A4, 3.24% 8/12/09	6,543	6,504
WFS Financial Owner Trust Series 2004-3 Class A4,
3.93% 2/17/12	9,505	9,416
TOTAL ASSET BACKED SECURITIES
(Cost $143,431)		143,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Collateralized Mortgage Obligations 2.6%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor 1.3%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.9713% 5/25/35 (d)	$5,272	$5,276
Series 2005-2 Class 6A2, 3.9213% 6/25/35 (d)	2,497	2,497
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
3.9213% 1/25/35 (d)	6,783	6,783
CS First Boston Mortgage Securities Corp. floater Series
2004-AR3 Class 6A2, 4.0113% 4/25/34 (d)	1,820	1,822
Impac CMB Trust floater Series 2005-2 Class 1A2,
3.9513% 4/25/35 (d)	2,784	2,781
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	1,316	1,332
Merrill Lynch Mortgage Investors, Inc. floater Series
2005-B Class A2, 3.75% 6/25/30 (d)	9,591	9,574
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 3.9313% 7/25/35 (d)	4,107	4,109
Residential Asset Mortgage Products, Inc. sequential pay
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,160	1,187
Sequoia Mortgage Trust floater Series 2005-2 Class A2,
4.29% 3/20/35 (d)	8,639	8,639
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1109% 6/25/35 (d)	12,231	12,131
Series 2005-AR12 Class 2A6, 4.322% 7/25/35 (d) .	13,594	13,481
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (d)	5,731	5,752

TOTAL PRIVATE SPONSOR		75,364
U.S. Government Agency 1.3%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class:
Series 2003-83 Class TH, 4.5% 11/25/16	11,450	11,398
Series 2004-81 Class KD, 4.5% 7/25/18	7,951	7,859
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,408
Series 2702 Class WB, 5% 4/15/17	9,605	9,750
Series 2728 Class NE, 4.5% 7/15/17	8,910	8,829
Series 2828 Class JD, 4.5% 8/15/17	26,223	25,949
Series 2885 Class PC, 4.5% 3/15/18	7,765	7,757

TOTAL U.S. GOVERNMENT AGENCY		76,950

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $152,775)		152,314

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities 3.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Banc of America Commercial Mortgage, Inc. sequential
pay Series 2000-2 Class A2, 7.197% 9/15/32	$3,200	$3,531
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 4.0113% 1/25/35 (a)(d)	6,263	6,285
Class A2, 4.0613% 1/25/35 (a)(d)	902	905
Class M1, 4.1413% 1/25/35 (a)(d)	1,044	1,045
Class M2, 4.6413% 1/25/35 (a)(d)	664	668
Bear Stearns Commercial Mortgage Securities, Inc.
sequential pay Series 2003-PWR2 Class A3, 4.834%
5/11/39	3,760	3,813
Chase Commercial Mortgage Securities Corp. Series
2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	3,425	3,717
Chase Manhattan Bank-First Union National Bank
Commercial Mortgage Trust sequential pay Series
1999-1 Class A2, 7.439% 8/15/31	5,000	5,510
COMM:
floater Series 2002-FL7 Class D, 4.1413%
11/15/14 (a)(d)	2,170	2,170
Series 2004-LBN2 Class X2, 1.2401%
3/10/39 (a)(d)(f)	14,499	528
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 3.8913%
11/15/14 (a)(d)	7,500	7,500
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	968	973
Class A3, 6.55% 1/17/35	4,180	4,357
Series 1999-C1 Class A2, 7.29% 9/15/41	9,450	10,305
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,437
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,863
Series 2004-C1 Class ASP, 0.9376%
1/15/37 (a)(d)(f)	69,296	2,469
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	3,430	3,667
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,831	5,026
Series 1998-CG1 Class A1B, 6.41% 6/10/31	5,836	6,112
Series 2000-CF1 Class A1B, 7.62% 6/10/33	7,200	8,090
EQI Financing Partnership I LP Series 1997-1 Class B,
7.37% 12/20/15 (a)	1,565	1,612
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	12,050	13,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	$1,600	$1,662
GGP Mall Properties Trust sequential pay Series
2001-C1A Class A2, 5.007% 11/15/11 (a)	6,272	6,330
Ginnie Mae guaranteed REMIC pass thru securities
sequential pay Series 2003-22 Class B, 3.963%
5/16/32	7,330	7,150
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	6,150	6,785
Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,518
Heller Financial Commercial Mortgage Asset Corp.
sequential pay Series 2000-PH1 Class A1, 7.715%
1/17/34	1,417	1,465
LB Commercial Conduit Mortgage Trust sequential pay
Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,365
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	5,031
Series 2001-C3 Class A1, 6.058% 6/15/20	6,608	6,845
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,187
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	5,440	5,110
Class C, 4.13% 11/20/37 (a)	5,540	5,003
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05%
1/13/41	4,520	4,449
Series 2005-IQ9 Class X2, 1.0826%
7/15/56 (a)(d)(f)	63,215	3,149
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	4,767	4,978
Prudential Securities Secured Financing Corp. sequential
pay Series 1998-C1 Class A1B, 6.506% 7/15/08	4,770	4,977
Salomon Brothers Mortgage Securities VII, Inc.
sequential pay Series 2000-C3 Class A2, 6.592%
12/18/33	8,115	8,794
Trizechahn Office Properties Trust Series 2001-TZHA
Class E3, 7.253% 3/15/13 (a)	6,150	6,377
Wachovia Bank Commercial Mortgage Trust sequential
pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,285
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $214,131)		214,197

See accompanying notes which are an integral part of the financial statements.

23		Semiannual Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations 1.0%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Chilean Republic 7.125% 1/11/12	$ 7,625	$8,705
Israeli State 4.625% 6/15/13	1,735	1,708
Korean Republic 4.875% 9/22/14	4,080	4,103
United Mexican States:
5.875% 1/15/14	2,770	2,895
6.375% 1/16/13	5,570	6,004
6.75% 9/27/34	5,495	5,957
7.5% 4/8/33	24,061	28,272
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $51,442)		57,644

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $3,369)	3,405	3,799

Fixed Income Funds 9.7%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $570,050)	5,720,687	569,208

Cash Equivalents 4.5%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at 3.6%,
dated 8/31/05 due 9/1/05)
(Cost $263,778)	$ 263,804	263,778

TOTAL INVESTMENT PORTFOLIO	109.1%
(Cost $6,320,567)		6,384,585

NET OTHER ASSETS – (9.1)%		(531,248)
NET ASSETS 100%		$5,853,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swap Agreements

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$6,600	$12
Receive quarterly notional amount multiplied
by .38% and pay Merrill Lynch, Inc. upon
default event of EnCana Corp., par value
of the notional amount of EnCana Corp.
4.75% 10/15/13	March 2009	5,500	34
Receive quarterly notional amount multiplied
by .38% and pay Merrill Lynch, Inc. upon
default event of EnCana Corp., par value
of the notional amount of EnCana Corp.
4.75% 10/15/13	March 2009	2,200	14
Receive quarterly notional amount multiplied
by .41% and pay Goldman Sachs upon
default event of Sempre Energy, par value
of the notional amount of Sempra Energy
7.95% 3/1/10	Sept. 2010	5,500	6
Receive quarterly notional amount multiplied
by .41% and pay Merrill Lynch, Inc. upon
default event of Talisman Energy, Inc., par
value of the notional amount of Talisman
Energy, Inc. 7.25% 10/15/27	March 2009	4,100	19
Receive quarterly notional amount multiplied
by .42% and pay Morgan Stanley, Inc.
upon default event of Sempra Energy, par
value of the notional amount of Sempra
Energy 6% 2/1/13	Sept. 2010	4,000	(1)
Receive quarterly notional amount multiplied
by .53% and pay Lehman Brothers, Inc.
upon default event of Tyco International
Group SA, par value of the notional
amount of Tyco International Group SA
yankee 6.375% 10/15/11	June 2010	5,000	38
Receive quarterly notional amount multiplied
by .59% and pay Merrill Lynch, Inc. upon
default event of Raytheon Co., par value of
the notional amount of Raytheon Co.
6.55% 3/15/10	March 2009	10,000	119

TOTAL CREDIT DEFAULT SWAP		$42,900	$241

See accompanying notes which are an integral part of the financial statements.

	25		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Interest Rate Swap
Receive quarterly a fixed rate equal to
2.83852% and pay quarterly a floating
rate based on 3-month LIBOR with Credit
Suisse First Boston	Oct. 2006	$ 55,000	$(822)
Receive quarterly a fixed rate equal to
3.2955% and pay quarterly a floating rate
based on 3-month LIBOR with Morgan
Stanley, Inc.	Feb. 2006	45,000	(158)

TOTAL INTEREST RATE SWAP		100,000	(980)

Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	17,925	371
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	17,925	421
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ and pay
monthly a floating rate based on 1-month
LIBOR minus 20 basis points with Citibank	Oct. 2005	5,425	116
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	20,000	326

TOTAL TOTAL RETURN SWAP		61,275	1,234

		$ 204,175	$495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $228,184,000 or 3.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $326,000.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund’s holdings is provided at the end of this report.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $263,778) (cost $6,320,567)	See
accompanying schedule			$6,384,585
Cash			1
Receivable for investments sold			1,269
Receivable for fund shares sold			15,023
Interest receivable			45,543
Swap agreements, at value			495
Prepaid expenses			5
Receivable from investment adviser for expense
reductions			752
Total assets			6,447,673

Liabilities
Payable for investments purchased on a delayed delivery
basis		$583,783
Payable for fund shares redeemed		7,492
Distributions payable		468
Accrued management fee		1,533
Other affiliated payables		839
Other payables and accrued expenses		221
Total liabilities			594,336

Net Assets			$5,853,337
Net Assets consist of:
Paid in capital			$5,788,866
Undistributed net investment income			13,334
Accumulated undistributed net realized gain (loss) on
investments			(13,376)
Net unrealized appreciation (depreciation) on
investments			64,513
Net Assets, for 526,718 shares outstanding			$5,853,337
Net Asset Value, offering price and redemption price per
share ($5,853,337 ÷ 526,718 shares)			$11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Operations
Amounts in thousands	Six months ended August 31, 2005 (Unaudited)

Investment Income
Interest		$126,816
Security lending		178
Total income		126,994

Expenses
Management fee	$8,980
Transfer agent fees	4,487
Accounting and security lending fees	438
Independent trustees’ compensation	12
Custodian fees and expenses	115
Registration fees	114
Audit	41
Legal	8
Miscellaneous	77
Total expenses before reductions	14,272
Expense reductions	(5,355)	8,917

Net investment income		118,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(9,826)
Swap agreements	94
Total net realized gain (loss)		(9,732)
Change in net unrealized appreciation (depreciation) on:
Investment securities	39,339
Swap agreements	1,810
Delayed delivery commitments	(61)
Total change in net unrealized appreciation
(depreciation)		41,088
Net gain (loss)		31,356
Net increase (decrease) in net assets resulting from
operations		$149,433

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$118,077	$188,277
Net realized gain (loss)	(9,732)	50,399
Change in net unrealized appreciation (depreciation) .	41,088	(113,879)
Net increase (decrease) in net assets resulting
from operations	149,433	124,797
Distributions to shareholders from net investment income .	(111,222)	(190,147)
Distributions to shareholders from net realized gain	(19,742)	(44,936)
Total distributions	(130,964)	(235,083)
Share transactions
Proceeds from sales of shares	1,024,328	1,900,727
Reinvestment of distributions	127,918	229,433
Cost of shares redeemed	(699,108)	(1,516,607)
Net increase (decrease) in net assets resulting from
share transactions	453,138	613,553
Total increase (decrease) in net assets	471,607	503,267

Net Assets
Beginning of period	5,381,730	4,878,463
End of period (including undistributed net investment
income of $13,334 and undistributed net investment
income of $6,479, respectively)	$5,853,337	$5,381,730

Other Information
Shares
Sold	92,711	170,868
Issued in reinvestment of distributions	11,577	20,638
Redeemed	(63,348)	(136,492)
Net increase (decrease)	40,940	55,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unauditied)	2005	2004F	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$11.08	$11.33	$11.36	$10.90	$10.72	$10.17
Income from
Investment
Operations
Net investment
incomeD	232	.415	.413	.505	.597G	.708
Net realized
and unrealized
gain (loss)	057	(.145)	.153	.569	.184G	.561
Total from invest-
ment operations	289	.270	.566	1.074	.781	1.269
Distributions from net
investment income .	(.219)	(.420)	(.416)	(.494)	(.601)	(.719)
Distributions from net
realized gain	(.040)	(.100)	(.180)	(.120)	—	—
Total distributions	(.259)	(.520)	(.596)	(.614)	(.601)	(.719)
Net asset value, end
of period	$11.11	$11.08	$11.33	$11.36	$10.90	$10.72
Total ReturnB,C	2.64%	2.46%	5.14%	10.15%	7.48%	12.95%
Ratios to Average Net AssetsE
Expenses before ex-
pense reductions	.50%A	.53%	.49%	.49%	.51%	.50%
Expenses net of
voluntary waiv-
ers, if any	32%A	.32%	.32%	.32%	.32%	.32%
Expenses net of all
reductions	32%A	.32%	.32%	.32%	.31%	.31%
Net investment
income	4.17%A	3.73%	3.65%	4.56%	5.54%G	6.84%
Supplemental Data
Net assets, end of
period (in millions)	$5,853	$5,382	$4,878	$4,845	$3,082	$2,142
Portfolio turnover
rate	159%A	160%	217%	204%	178%	144%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
F For the year ended February 29.
G Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an ex change) in the principal market in which such securities are normally traded, as deter mined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment compa nies, including Central Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

32

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$95,039
Unrealized depreciation	(27,935)
Net unrealized appreciation (depreciation)	$67,104
Cost for federal income tax purposes	$6,317,481

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 2. Operating Policies continued

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

34

2. Operating Policies continued

Swap Agreements continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “SWAP Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $548,479 and $369,845, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .32% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM) an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete list of holdings for the CIP is available at the end of this report. In addition, a copy of the CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

Semiannual Report

36

4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,913 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $5,214.

In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $141.

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

38

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

Semiannual Report

40

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The per centage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in

Semiannual Report

42

terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 11% would mean that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also compared the fund’s management fee to a custom group of retail and institutional taxable bond index funds. The fund’s management fee ranked above the custom group median. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004. The Board considered that Lipper does not have a separate category for bond index funds and that, when compared to a custom group of institutional taxable bond index funds, the fund’s total expenses ranked equal to the custom group median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the

Semiannual Report

44

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

45 Semiannual Report

The following is a complete listing of investments for Fidelity’s fixed income central fund as of August 31, 2005 which is a direct or indirect investment of Fidelity U.S. Bond Index Fund. These underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments as part of the Financial Statements.

Semiannual Report

46

Fidelity Ultra-Short Central Fund

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%

	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$16,665,000	$16,723,794
4.43% 5/24/06 (e)	4,700,000	4,715,787
		21,439,581
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,220,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,226,655
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,623,898
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,810,023
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,348,482
		51,229,898

TOTAL CONSUMER DISCRETIONARY		72,669,479

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,703,684

FINANCIALS – 1.6%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (e)	10,000,000	10,012,970
Commercial Banks – 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,604,515
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (e)	14,765,000	14,777,535
MBNA Europe Funding PLC 3.97% 9/7/07 (b)(c)(e)	19,925,000	19,923,406
		34,700,941
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (e)	11,025,000	11,033,136
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,229,778
Washington Mutual Bank 3.9363% 8/25/08 (e)	16,325,000	16,325,000
		41,587,914

TOTAL FINANCIALS		102,906,340

TELECOMMUNICATION SERVICES – 1.3%
Diversified Telecommunication Services – 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,332,293
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,683,552

47	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
GTE Corp. 6.36% 4/15/06	$ 9,000,000	$ 9,119,187
SBC Communications, Inc. 4.389% 6/5/06 (b)	15,315,000	15,311,784
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,029,088
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,503,803
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,179,113
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,832,176
		75,990,996
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,587,379

TOTAL TELECOMMUNICATION SERVICES		81,578,375

UTILITIES – 0.5%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (b)(e)	12,800,000	12,803,725
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,310,680
Multi-Utilities – 0.2%
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,403,361

TOTAL UTILITIES		35,517,766

TOTAL NONCONVERTIBLE BONDS
(Cost $304,381,520)		304,375,644

U.S. Government Agency Obligations 0.0%

Fannie Mae 0% 9/28/05 (d)
(Cost $997,476)	1,000,000	997,390

Asset Backed Securities 34.9%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.9413% 7/25/34 (e)	7,685,032	7,696,119
Series 2004-3 Class 2A4, 3.9913% 10/25/34 (e)	10,915,000	10,942,597
Series 2004-4 Class A2D, 3.9913% 1/25/35 (e)	3,391,446	3,399,807
Series 2005-1:
Class M1, 4.1113% 4/25/35 (e)	11,280,000	11,284,004
Class M2, 4.3313% 4/25/35 (e)	5,275,000	5,289,286

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48

Asset Backed Securities continued
	Principal	Value
	Amount
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.2913% 6/25/32 (e)	$1,842,987	$1,859,684
Series 2002-HE2 Class M1, 4.4913% 8/25/32 (e)	18,631,213	18,700,346
Series 2003-FM1 Class M2, 5.4913% 11/25/32 (e)	3,015,000	3,048,139
Series 2003-HS1:
Class M1, 4.3913% 6/25/33 (e)	800,000	803,887
Class M2, 5.3913% 6/25/33 (e)	856,000	870,995
Series 2003-NC1 Class M1, 4.4213% 7/25/33 (e) .	1,600,000	1,609,184
Series 2004-HE1:
Class M1, 4.1413% 2/25/34 (e)	2,193,000	2,194,047
Class M2, 4.7413% 2/25/34 (e)	2,475,000	2,476,380
Series 2004-OP1:
Class M1, 4.1613% 4/25/34 (e)	4,420,000	4,424,310
Class M2, 4.6913% 4/25/34 (e)	6,240,000	6,251,014
Series 2005-HE2:
Class M1, 4.0813% 4/25/35 (e)	1,530,000	1,529,934
Class M2, 4.0913% 4/25/35 (e)	1,803,000	1,802,182
Class M3, 4.1213% 4/25/35 (e)	1,040,000	1,041,227
Class M4, 4.2813% 4/25/35 (e)	1,340,000	1,341,567
Series 2005-HE3:
Class A2A, 3.7413% 5/25/35 (e)	7,713,845	7,714,117
Class A2B, 3.8513% 5/25/35 (e)	4,370,000	4,366,420
Series 2005-SD1 Class A1, 4.0413% 11/25/50 (e) .	2,390,202	2,393,012
Aesop Funding II LLC Series 2005-1A Class A2,
3.6694% 4/20/09 (b)(e)	8,800,000	8,787,808
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.0213% 3/15/10 (e)	5,000,000	5,029,586
Series 2004-1 Class B, 3.8213% 9/15/11 (e)	5,775,000	5,797,473
Series 2004-C Class C, 4.0713% 2/15/12 (b)(e)	17,323,520	17,372,102
Series 2005-1 Class A, 3.6013% 10/15/12 (e)	15,455,000	15,482,320
Series 2005-6 Class C, 3.8381% 3/15/11 (b)(e)	9,085,000	9,082,456
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,918,858
Series 2003-AM:
Class A3B, 3.9288% 6/6/07 (e)	194,124	194,123
Class A4B, 4.0288% 11/6/09 (e)	12,400,000	12,437,820
Series 2003-BX Class A4B, 3.9688% 1/6/10 (e)	3,265,000	3,274,744
Series 2003-CF Class A3, 2.75% 10/9/07	10,534,567	10,502,916
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,573,442
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.3413% 8/25/32 (e)	3,928,134	3,949,913

49 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.0513% 2/25/33 (e)	$316,125	$316,234
Class M1, 4.5413% 2/25/33 (e)	6,150,000	6,195,413
Series 2003-3:
Class M1, 4.4413% 3/25/33 (e)	1,590,000	1,599,140
Class S, 5% 9/25/05 (f)	4,457,447	4
Series 2003-6:
Class M1, 4.4013% 8/25/33 (e)	7,560,000	7,612,125
Class M2, 5.4913% 5/25/33 (e)	2,750,000	2,807,475
Series 2003-AR1 Class M1, 4.7913% 1/25/33 (e) .	7,000,000	7,072,053
Series 2004-R2:
Class M1, 4.0713% 4/25/34 (e)	1,230,000	1,229,948
Class M2, 4.1213% 4/25/34 (e)	950,000	949,960
Class M3, 4.1913% 4/25/34 (e)	3,500,000	3,499,853
Class M4, 4.6913% 4/25/34 (e)	4,500,000	4,499,805
Series 2004-R9 Class A3, 3.9613% 10/25/34 (e)	9,340,000	9,354,491
Series 2005-R1:
Class M1, 4.0913% 3/25/35 (e)	5,710,000	5,707,498
Class M2, 4.1213% 3/25/35 (e)	1,925,000	1,924,181
Series 2005-R2 Class M1, 4.0913% 4/25/35 (e)	12,500,000	12,494,080
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.9713% 6/25/32 (e)	2,411,175	2,418,019
Series 2002-BC6 Class M1, 4.3913% 8/25/32 (e)	24,900,000	25,113,956
Series 2002-BC7:
Class M1, 4.4413% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.5413% 10/25/32 (e)	5,575,000	5,609,577
Series 2003-BC1 Class M2, 4.7413% 1/25/32 (e)	758,836	762,225
ARG Funding Corp.:
Series 2005-1A Class A2, 3.7094% 4/20/09 (b)(e) .	11,000,000	10,975,938
Series 2005-2A Class A2, 3.7194% 5/20/09 (b)(e) .	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.4413% 9/25/33 (e)	20,000,000	20,610,530
Series 2003-W7 Class A2, 4.0313% 3/1/34 (e)	4,263,955	4,273,288
Series 2004-W5 Class M1, 4.2413% 4/25/34 (e)	3,960,000	3,964,746
Series 2004-W7:
Class M1, 4.1913% 5/25/34 (e)	4,085,000	4,084,824
Class M2, 4.2413% 5/25/34 (e)	3,320,000	3,319,858
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.9513% 4/15/33 (e)	954,379	954,645
Class M1, 4.4713% 4/15/33 (e)	11,365,000	11,418,601

Semiannual Report 50

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
continued
Series 2003-HE3:
Class M1, 4.4013% 6/15/33 (e)	$2,185,000	$ 2,197,917
Class M2, 5.5713% 6/15/33 (e)	10,000,000	10,177,600
Series 2003-HE4 Class M2, 5.5713% 8/15/33 (e)	5,695,000	5,796,135
Series 2003-HE5 Class A2A, 3.9313% 8/15/33 (e)	771,396	771,592
Series 2003-HE6 Class M1, 4.2913% 11/25/33 (e)	3,475,000	3,497,093
Series 2004-HE2 Class M1, 4.1913% 4/25/34 (e)	6,060,000	6,083,440
Series 2004-HE3:
Class M1, 4.1813% 6/25/34 (e)	1,450,000	1,457,237
Class M2, 4.7613% 6/25/34 (e)	3,350,000	3,392,506
Series 2004-HE6 Class A2, 4.0013% 6/25/34 (e)	16,425,525	16,459,670
Series 2005-HE2:
Class M1, 4.0913% 3/25/35 (e)	8,250,000	8,259,797
Class M2, 4.1413% 3/25/35 (e)	2,065,000	2,070,848
Series 2005-HE6 Class A2B, 3.856% 7/25/35 (e)	10,000,000	9,998,789
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.9513% 12/15/09 (e)	20,655,000	20,739,431
Series 2002-B2 Class B2, 3.9113% 5/15/08 (e)	15,000,000	15,000,173
Series 2002-B3 Class B, 3.9313% 8/15/08 (e)	14,500,000	14,504,708
Series 2002-C1 Class C1, 4.5313% 12/15/09 (e)	7,980,000	8,062,089
Series 2002-C2 Class C2, 4.5613% 5/15/08 (e)	35,785,000	35,794,029
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.0894% 5/28/44 (e)	7,967,479	7,987,882
Bayview Financial Asset Trust Series 2000-F Class A,
4.1694% 9/28/43 (e)	9,301,708	9,313,496
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.1194% 2/28/44 (e)	5,462,625	5,472,825
Bear Stearns Asset Backed Securities I:
Series 2005-3 Class A, 4.15% 10/25/35 (c)(e)	4,465,000	4,465,000
Series 2005-HE2:
Class M1, 4.1413% 2/25/35 (e)	6,655,000	6,657,231
Class M2, 4.3913% 2/25/35 (e)	2,430,000	2,438,495
Series 2005-HE5 Class 1A1, 3.7513% 6/25/35 (e) .	10,319,737	10,317,516
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,671,964	2,648,234
Series 2003-1 Class B, 4.0413% 6/15/10 (b)(e)	5,372,494	5,386,915
Series 2003-2 Class B, 3.8513% 1/15/09 (e)	2,558,180	2,562,570
Series 2005-1 Class B, 3.9463% 6/15/10 (e)	5,725,000	5,757,676
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.8513% 1/15/10 (e)	9,630,000	9,652,608
Series 2004-B Class A4, 3.6813% 8/15/11 (e)	16,300,000	16,303,729

51	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.0513% 9/15/09 (e)	$5,000,000	$5,002,919
Series 2001-1 Class B, 4.0813% 12/15/10 (e)	19,500,000	19,639,212
Series 2001-8A Class B, 4.1213% 8/17/09 (e)	9,585,000	9,630,796
Series 2002-4A Class B, 4.0713% 3/15/10 (e)	6,000,000	6,028,014
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.2513% 7/15/08 (e)	17,705,000	17,706,671
Series 2003-B1 Class B1, 4.7413% 2/17/09 (e)	15,470,000	15,552,899
Capital Trust Ltd. Series 2004-1:
Class A2, 4.0594% 7/20/39 (b)(e)	2,968,000	2,967,993
Class B, 4.3594% 7/20/39 (b)(e)	1,550,000	1,549,996
Class C, 4.7094% 7/20/39 (b)(e)	1,994,000	1,993,993
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.6713% 1/25/32 (e)	3,925,503	3,930,752
Series 2002-HE2 Class M1, 4.3413% 1/25/33 (e)	9,278,431	9,307,576
Series 2002-HE3:
Class M1, 4.7413% 3/25/33 (e)	21,339,884	21,615,079
Class M2, 5.8913% 3/25/33 (e)	9,968,976	10,133,935
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (e)	1,989,998	1,997,224
Class M2, 5.5913% 8/25/33 (e)	4,369,996	4,420,161
Series 2003-HE2 Class A, 3.9913% 10/25/33 (e)	1,340,662	1,341,372
Series 2003-HE3:
Class M1, 4.3413% 11/25/33 (e)	2,254,989	2,276,915
Class M2, 5.3913% 11/25/33 (e)	1,719,992	1,752,274
Series 2004-HE2 Class M2, 4.8413% 7/26/34 (e)	2,345,000	2,368,221
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 3.72% 5/20/17 (b)(e)	10,220,000	10,220,000
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.0513% 3/16/09 (e)	1,305,000	1,310,802
Series 2002-6 Class B, 3.9213% 1/15/08 (e)	11,850,000	11,851,428
Series 2004-1 Class B, 3.7713% 5/15/09 (e)	4,105,000	4,104,374
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (e)	17,500,000	17,502,637
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	11,995,548
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,039,128
Series 2002-C1 Class C1, 4.7369% 2/9/09 (e)	17,500,000	17,675,572
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,021,865
Series 2003-C1 Class C1, 4.65% 4/7/10 (e)	17,785,000	18,141,497
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.0513% 12/25/33 (b)(e)	7,835,736	7,836,549
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000

Semiannual Report 52

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 3.72% 6/15/11 (e)	$2,280,000	$ 2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.0713% 5/25/33 (e)	1,400,671	1,404,021
Series 2003-BC1 Class M2, 5.6413% 9/25/32 (e)	11,065,000	11,192,024
Series 2003-SD3 Class A1, 4.0613%
12/25/32 (b)(e)	819,157	823,152
Series 2004-2 Class M1, 4.1413% 5/25/34 (e)	5,200,000	5,209,794
Series 2004-3:
Class 3A4, 3.8913% 8/25/34 (e)	489,582	487,693
Class M1, 4.1413% 6/25/34 (e)	1,475,000	1,476,343
Series 2004-4:
Class A, 4.0113% 8/25/34 (e)	2,326,397	2,328,662
Class M1, 4.1213% 7/25/34 (e)	3,650,000	3,660,829
Class M2, 4.1713% 6/25/34 (e)	4,395,000	4,406,896
Series 2005-1:
Class 1AV2, 3.8413% 7/25/35 (e)	8,780,000	8,775,338
Class M1, 4.0613% 8/25/35 (e)	19,600,000	19,585,353
Class MV1, 4.0413% 7/25/35 (e)	3,135,000	3,133,728
Class MV2, 4.0813% 7/25/35 (e)	3,765,000	3,762,231
Class MV3, 4.1213% 7/25/35 (e)	1,560,000	1,561,530
Series 2005-3 Class MV1, 4.0613% 8/25/35 (e)	11,125,000	11,116,459
Series 2005-AB1 Class A2, 3.8513% 8/25/35 (e)	17,520,000	17,514,949
Series 2005-BC1 Class 2A2, 3.8413% 5/25/35 (e) .	8,375,000	8,374,661
Series 2005-IM1 Class A1, 3.56% 8/25/34 (e)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.0313% 4/25/34 (e)	2,384,156	2,394,226
Series 2004-FRE1:
Class A2, 3.9913% 4/25/34 (e)	2,341,126	2,341,033
Class M3, 4.2913% 4/25/34 (e)	5,885,000	5,884,748
Discover Card Master Trust I Series 2003-4 Class B1,
3.9013% 5/16/11 (e)	8,155,000	8,198,717
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.0333% 5/28/35 (e)	6,204,980	6,207,136
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.3213% 11/25/33 (e)	1,300,000	1,310,994
Class M2, 5.3913% 11/25/33 (e)	700,000	719,228
Series 2004-1 Class M2, 4.7413% 1/25/35 (e)	3,700,000	3,744,747
Series 2004-2 Class M2, 4.7913% 7/25/34 (e)	9,890,000	9,889,577
Series 2004-3 Class M5, 5.0913% 8/25/34 (e)	2,000,000	2,037,355
Series 2005-2 Class 2A1, 3.7613% 7/25/36 (e)	16,885,173	16,884,513

53	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.7313% 3/25/35 (e) .	$6,932,044	$6,932,822
Series 2005-FF2 Class M6, 4.3413% 3/25/35 (e)	6,950,000	6,966,735
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.1913% 3/25/34 (e)	400,000	401,286
Class M4, 4.5413% 3/25/34 (e)	300,000	302,977
First USA Credit Card Master Trust Series 2001-4 Class
B, 3.97% 1/12/09 (e)	15,000,000	15,021,402
First USA Secured Note Trust Series 2001-3 Class C,
4.64% 11/19/08 (b)(e)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.0013% 10/15/07 (e)	19,600,000	19,672,059
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 3.7213% 5/17/10 (e)	9,590,000	9,590,257
Class B, 4.0113% 5/17/10 (e)	2,625,000	2,625,068
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.8613% 2/25/34 (e)	2,446,399	2,447,760
Class M1, 4.0913% 2/25/34 (e)	750,000	749,968
Class M2, 4.1413% 2/25/34 (e)	800,000	800,747
Series 2004-C Class 2A2, 4.1913% 8/25/34 (e)	10,000,000	10,109,523
Series 2004-D Class 3A2, 3.9213% 11/25/34 (e)	2,320,000	2,326,289
Series 2005-2 Class 2A1, 3.7513% 6/25/35 (e)	15,121,733	15,115,918
Series 2005 A:
Class 2A2, 3.8813% 2/25/35 (e)	11,850,000	11,864,913
Class M1, 4.0713% 1/25/35 (e)	1,603,000	1,603,533
Class M2, 4.1013% 1/25/35 (e)	2,325,000	2,326,545
Class M3, 4.1313% 1/25/35 (e)	1,250,000	1,252,957
Class M4, 4.3213% 1/25/35 (e)	925,000	929,669
GE Business Loan Trust Series 2003-1 Class A,
4.0013% 4/15/31 (b)(e)	5,308,613	5,338,483
GE Capital Credit Card Master Note Trust Series
2005-2 Class B, 3.7713% 6/15/11 (e)	6,475,000	6,473,452
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (e)	1,520,000	1,521,120
Class C, 4.3181% 8/15/08 (e)	5,580,000	5,599,440
Series 6 Class B, 3.5781% 2/17/09 (e)	1,030,000	1,030,879
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,455,458
GSAMP Trust:
Series 2002-HE Class M1, 4.8594% 11/20/32 (e)	2,882,888	2,925,829

Semiannual Report

54

Asset Backed Securities continued
		Principal	Value
		Amount
GSAMP Trust: – continued
Series 2002-NC1:
Class A2, 3.9613% 7/25/32 (e)		$54,777	$55,082
Class M1, 4.2813% 7/25/32 (e)		8,861,000	8,918,756
Series 2003-FM1 Class M1, 4.4294% 3/20/33 (e)	.	15,000,000	15,131,804
Series 2004-FM1:
Class M1, 4.2913% 11/25/33 (e)		2,865,000	2,864,877
Class M2, 5.0413% 11/25/33 (e)		1,975,000	2,009,027
Series 2004-FM2:
Class M1, 4.1413% 1/25/34 (e)		3,500,000	3,499,851
Class M2, 4.7413% 1/25/34 (e)		1,500,000	1,499,935
Class M3, 4.9413% 1/25/34 (e)		1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.1913% 5/25/34 (e)		4,045,000	4,044,828
Class M2, 4.7913% 5/25/34 (e)		1,750,000	1,765,718
Series 2005-9 Class 2A1, 3.7613% 8/25/35 (e)		16,845,583	16,845,583
Series 2005-FF2 Class M5, 4.2713% 3/25/35 (e)		3,500,000	3,507,038
Series 2005-HE2 Class M, 4.0713% 3/25/35 (e)		8,780,000	8,772,364
Series 2005-NC1 Class M1, 4.0913% 2/25/35 (e)	.	9,010,000	9,013,239
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 4.7213% 5/25/30 (b)(e)		14,000,000	13,986,906
HFC Home Equity Loan Asset Backed Certificates Series
2005-2:
Class M1, 4% 1/20/35 (e)		3,225,000	3,225,046
Class M2, 4.03% 1/20/35 (e)		2,415,000	2,415,035
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.4413% 6/25/32 (e)		10,000,000	10,016,670
Series 2002-3 Class A5, 4.0813% 2/25/33 (e)		516,541	517,154
Series 2002-4 Class A3, 4.1213% 3/25/33 (e)		359,523	359,589
Series 2002-5:
Class A3, 4.1613% 5/25/33 (e)		2,483,436	2,489,138
Class M1, 4.8413% 5/25/33 (e)		13,800,000	13,957,465
Series 2003-1:
Class A2, 4.1113% 6/25/33 (e)		3,752,058	3,754,760
Class M1, 4.6413% 6/25/33 (e)		8,335,000	8,374,407
Series 2003-2:
Class A2, 4.0213% 8/25/33 (e)		189,172	189,805
Class M1, 4.5213% 8/25/33 (e)		2,245,000	2,272,680
Series 2003-3:
Class A2, 4.0013% 8/25/33 (e)		1,425,346	1,430,576
Class M1, 4.5013% 8/25/33 (e)		8,185,000	8,280,165
Series 2003-4:
Class M1, 4.4413% 10/25/33 (e)		3,415,000	3,438,226

55		Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (e)	$4,040,000	$4,089,225
Series 2003-5:
Class A2, 3.9913% 12/25/33 (e)	4,617,955	4,633,171
Class M1, 4.3413% 12/25/33 (e)	3,175,000	3,198,542
Class M2, 5.3713% 12/25/33 (e)	1,345,000	1,377,183
Series 2003-7 Class A2, 4.0213% 3/25/34 (e)	3,168,334	3,175,449
Series 2004-2 Class A2, 3.9313% 7/25/34 (e)	5,498,988	5,498,823
Series 2004-3:
Class M1, 4.2113% 8/25/34 (e)	2,015,000	2,023,934
Class M2, 4.8413% 8/25/34 (e)	2,200,000	2,241,042
Series 2004-4 Class A2, 3.9613% 10/25/34 (e)	7,709,329	7,735,619
Series 2004-6 Class A2, 3.9913% 12/25/34 (e)	8,712,550	8,739,192
Series 2004-7 Class A3, 4.0313% 1/25/35 (e)	2,728,818	2,740,622
Series 2005-1:
Class M1, 4.0713% 5/25/35 (e)	9,705,000	9,708,198
Class M2, 4.0913% 5/25/35 (e)	5,780,000	5,775,631
Class M3, 4.1413% 5/25/35 (e)	5,825,000	5,820,708
Series 2005-2:
Class 2A2, 3.8413% 7/25/35 (e)	13,170,000	13,166,344
Class M1, 4.0913% 7/25/35 (e)	10,085,000	10,080,654
Series 2005-3 Class M1, 4.0513% 8/25/35 (e)	9,450,000	9,442,041
Series 2005-5 Class 2A2, 3.8913% 11/25/35 (e)	15,000,000	15,006,902
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 3.8613% 8/15/08 (e)	10,000,000	10,014,971
Household Credit Card Master Trust I Series 2002-1
Class B, 4.2213% 7/15/08 (e)	22,589,000	22,600,529
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.9094% 4/20/32 (e)	3,176,279	3,178,237
Series 2002-3 Class A, 4.0594% 7/20/32 (e)	2,582,406	2,585,124
Series 2003-1 Class M, 4.2394% 10/20/32 (e)	723,454	724,272
Series 2003-2:
Class A, 3.9394% 9/20/33 (e)	2,736,661	2,741,719
Class M, 4.1894% 9/20/33 (e)	1,286,914	1,289,632
Series 2004-1 Class M, 4.1294% 9/20/33 (e)	2,568,614	2,573,644
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.2594% 2/20/33 (e)	1,631,557	1,636,514
Series 2004-HC1:
Class A, 3.9594% 2/20/34 (e)	4,684,234	4,695,875
Class M, 4.1094% 2/20/34 (e)	2,832,105	2,833,306
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.1213% 1/18/11 (e)	8,850,000	8,865,944

Semiannual Report 56
Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note
Trust I: – continued
Series 2002-2:
Class A, 3.7413% 1/18/11 (e)	$9,000,000	$9,010,825
Class B, 4.1213% 1/18/11 (e)	14,275,000	14,350,335
Series 2002-3 Class B, 4.8213% 9/15/09 (e)	4,150,000	4,156,513
Ikon Receivables Funding LLC Series 2003-1 Class
A3A, 3.8113% 12/17/07 (e)	2,381,598	2,382,034
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.8913% 6/25/35 (e)	10,942,536	10,942,092
Class M1, 4.1113% 6/25/35 (e)	4,100,000	4,098,194
Class M2, 4.1313% 6/25/35 (e)	2,775,000	2,773,800
Class M3, 4.1613% 6/25/35 (e)	1,975,000	1,977,197
Keycorp Student Loan Trust Series 1999-A Class A2,
3.8% 12/27/09 (e)	16,169,548	16,220,929
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.9613% 6/25/33 (e)	193,476	193,540
Class M1, 4.4613% 6/25/33 (e)	19,500,000	19,621,142
Series 2003-3 Class M1, 4.3913% 7/25/33 (e)	7,770,000	7,821,070
Series 2004-2:
Class M1, 4.1713% 6/25/34 (e)	4,275,000	4,285,004
Class M2, 4.7213% 6/25/34 (e)	1,400,000	1,416,072
Series 2005-2 Class 2A2, 3.8213% 4/25/35 (e)	12,000,000	11,999,515
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.3713% 4/25/33 (e)	3,500,000	3,520,584
Class M2, 5.4913% 4/25/33 (e)	1,500,000	1,534,118
Series 2004-FRE1 Class M1, 4.1913% 7/25/34 (e) .	5,223,000	5,243,120
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.3713% 3/17/08 (b)(e)	7,250,000	7,254,568
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.9463% 10/15/08 (e)	30,000,000	30,035,982
Series 2001-B2 Class B2, 3.9313% 1/15/09 (e)	30,353,000	30,418,629
Series 2002-B2 Class B2, 3.9513% 10/15/09 (e)	20,000,000	20,083,442
Series 2002-B4 Class B4, 4.0713% 3/15/10 (e)	14,800,000	14,910,081
Series 2003-B2 Class B2, 3.9613% 10/15/10 (e)	1,530,000	1,545,192
Series 2003-B3 Class B3, 3.9463% 1/18/11 (e)	1,130,000	1,135,308
Series 2003-B5 Class B5, 3.9413% 2/15/11 (e)	705,000	709,943
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (e)	7,800,000	7,842,193
Series 1998-G Class B, 3.9713% 2/17/09 (e)	20,000,000	20,038,814

57	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.1413% 7/25/34 (e)		$2,125,000	$2,124,911
Class M2, 4.1913% 7/25/34 (e)		375,000	374,984
Class M3, 4.5913% 7/25/34 (e)		775,000	774,967
Class M4, 4.7413% 7/25/34 (e)		525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.3413% 7/25/34 (e)		2,321,000	2,334,655
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.7413% 11/25/32 (e)		2,370,000	2,438,699
Series 2003-NC5 Class M2, 5.6413% 4/25/33 (e)	.	2,800,000	2,830,249
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (e)	.	12,835,000	13,200,066
Series 2003-NC7 Class M1, 4.3413% 6/25/33 (e)	.	1,785,000	1,791,137
Series 2003-NC8 Class M1, 4.3413% 9/25/33 (e)	.	2,350,000	2,375,879
Series 2004-HE6 Class A2, 3.9813% 8/25/34 (e)		6,610,818	6,631,678
Series 2004-NC2 Class M1, 4.1913% 12/25/33 (e)		2,595,000	2,604,503
Series 2004-NC6 Class A2, 3.9813% 7/25/34 (e)	.	2,958,456	2,964,313
Series 2005-1:
Class M2, 4.1113% 12/25/34 (e)		4,425,000	4,429,919
Class M3, 4.1613% 12/25/34 (e)		4,000,000	4,007,456
Series 2005-HE1:
Class A3B, 3.8613% 12/25/34 (e)		3,885,000	3,890,214
Class M1, 4.0913% 12/25/34 (e)		1,100,000	1,103,450
Class M2, 4.1113% 12/25/34 (e)		2,970,000	2,974,521
Series 2005-HE2:
Class M1, 4.0413% 1/25/35 (e)		2,665,000	2,673,495
Class M2, 4.0813% 1/25/35 (e)		1,900,000	1,899,165
Series 2005-NC1:
Class M1, 4.0813% 1/25/35 (e)		2,425,000	2,434,465
Class M2, 4.1113% 1/25/35 (e)		2,425,000	2,427,713
Class M3, 4.1513% 1/25/35 (e)		2,425,000	2,431,409
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.4913% 2/25/32 (e)		1,510,288	1,511,046
Class M2, 5.0413% 2/25/32 (e)		6,193,145	6,198,165
Series 2001-NC4 Class M1, 4.6413% 1/25/32 (e)	.	3,827,881	3,838,811
Series 2002-AM3 Class A3, 4.1313% 2/25/33 (e)	.	1,188,948	1,192,433
Series 2002-HE1 Class M1, 4.2413% 7/25/32 (e)		5,860,000	5,893,898
Series 2002-HE2 Class M1, 4.3413% 8/25/32 (e)		9,925,000	9,964,289
Series 2002-NC3 Class A3, 3.9813% 8/25/32 (e)	.	147,864	148,119
Series 2002-OP1 Class M1, 4.3913% 9/25/32 (e)	.	3,894,745	3,915,007
Series 2003-NC1:
Class M1, 4.6913% 11/25/32 (e)		2,555,000	2,571,516
Class M2, 5.6913% 11/25/32 (e)		1,880,000	1,898,665

Semiannual Report 58

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 4.0713% 1/25/33 (e)	$201,326	$201,376
Class M2, 5.6413% 1/25/33 (e)	4,600,000	4,658,980
Series 2003-6 Class M1, 4.3613% 1/25/34 (e)	5,180,000	5,212,892
Series 2005-1:
Class M1, 4.0913% 3/25/35 (e)	4,395,000	4,394,811
Class M2, 4.1213% 3/25/35 (e)	4,395,000	4,396,450
Class M3, 4.1613% 3/25/35 (e)	2,120,000	2,126,142
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.7113% 6/15/09 (e)	12,623,544	12,633,152
Series 2004-A Class A4A, 3.6413% 6/15/10 (e)	10,570,000	10,581,120
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.0913% 6/25/34 (e)	1,450,000	1,451,145
Class M4, 4.6163% 6/25/34 (e)	2,435,000	2,444,469
Ocala Funding LLC Series 2005-1A Class A, 5.1094%
3/20/10 (b)(e)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 3.7613% 6/25/36 (e)	15,389,395	15,389,974
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.2713% 9/25/34 (e)	3,745,000	3,767,204
Class M2, 4.3213% 9/25/34 (e)	1,755,000	1,768,057
Class M3, 4.8913% 9/25/34 (e)	3,355,000	3,404,109
Class M4, 5.0913% 9/25/34 (e)	4,700,000	4,778,629
Series 2004-WCW2 Class A2, 4.0213%
10/25/34 (e)	7,108,042	7,127,703
Series 2005-WCH1:
Class A3B, 3.8613% 1/25/35 (e)	2,775,000	2,779,971
Class M2, 4.1613% 1/25/35 (e)	4,175,000	4,178,118
Class M3, 4.2013% 1/25/35 (e)	3,290,000	3,300,049
Class M5, 4.5213% 1/25/35 (e)	3,095,000	3,112,439
Series 2005-WHQ2 Class M7, 4.8913%
5/25/35 (e)	5,950,000	5,961,287
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 3.7513% 9/25/24 (e)	6,939,735	6,940,437
Class M4, 4.2713% 5/25/35 (e)	6,000,000	6,009,175
Providian Gateway Master Trust Series 2002-B Class A,
4.2713% 6/15/09 (b)(e)	15,000,000	15,030,053
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.2213% 5/25/35 (e)	1,040,000	1,041,906
Series 2005-KS7 Class A1, 3.7413% 8/25/35 (e)	10,336,957	10,336,553

59	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Residential Asset Mortgage Products, Inc. Series
2004-RS10 Class MII2, 4.8913% 10/25/34 (e)	$5,500,000	$5,589,799
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.0413% 4/25/33 (e)	718,960	722,167
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.1713% 3/25/35 (e)	4,415,000	4,419,083
Series 2004-2 Class MV1, 4.2213% 8/25/35 (e)	4,495,000	4,508,940
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.9963% 2/15/10 (e)	10,000,000	9,988,630
Series 2002-4 Class B, 3.9963% 8/18/09 (e)	33,300,000	33,301,558
Series 2002-5 Class B, 4.8213% 11/17/09 (e)	30,000,000	30,043,296
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.1613% 2/25/34 (e)	2,910,000	2,912,819
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.2413% 11/25/34 (e)	1,810,000	1,819,449
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.0013% 2/25/34 (e)	988,588	988,548
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.0213% 3/15/11 (b)(e)	10,835,000	10,824,842
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.7713% 6/15/10 (e)	6,840,000	6,837,510
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.0713% 9/25/34 (e)	2,484,410	2,497,289
Series 2003-6HE Class A1, 4.1113% 11/25/33 (e) .	1,694,002	1,697,830
Series 2005-14HE Class AF1, 3.9753%
7/25/36 (c)(e)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.7613% 7/25/35 (b)(e)	7,545,510	7,552,584
TOTAL ASSET BACKED SECURITIES
(Cost $2,267,221,047)		2,274,549,407

Collateralized Mortgage Obligations 19.9%

Private Sponsor – 13.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.0413% 2/25/35 (e)	8,788,405	8,806,952
Series 2004-4 Class 5A2, 4.0413% 3/25/35 (e)	3,548,579	3,556,560
Series 2005-1 Class 5A2, 3.9713% 5/25/35 (e)	5,931,394	5,935,546
Series 2005-2:
Class 6A2, 3.9213% 6/25/35 (e)	2,701,657	2,701,657
Class 6M2, 4.1213% 6/25/35 (e)	10,145,000	10,144,970
Series 2005-3 Class 8A2, 3.8813% 7/25/35 (e)	18,041,016	18,052,671
Series 2005-4 Class 7A2, 3.8713% 8/25/35 (e)	8,706,150	8,696,626
Series 2005-8 Class 7A2, 3.9213% 11/25/35 (e)	7,415,320	7,415,320

Semiannual Report 60

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (e)	$ 12,032,638	$ 12,129,371
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.9213% 1/25/35 (e)	19,633,632	19,633,632
Series 2005-2 Class 1A1, 3.8913% 3/25/35 (e)	13,877,479	13,883,985
Series 2005-5 Class 1A1, 3.8613% 7/25/35 (e)	17,879,488	17,868,313
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.0413% 5/25/33 (e)	5,246,117	5,248,471
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 4.0413% 9/25/34 (e)	9,716,375	9,706,834
Series 2005-1 Class 2A1, 3.9313% 3/25/35 (e)	14,081,430	14,081,430
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.0413% 3/25/34 (e) .	5,004,141	5,001,063
Series 2004-AR3 Class 6A2, 4.0113% 4/25/34 (e) .	2,095,752	2,097,771
Series 2004-AR4 Class 5A2, 4.0113% 5/25/34 (e) .	1,887,540	1,886,411
Series 2004-AR5 Class 11A2, 4.0113% 6/25/34 (e)	2,843,140	2,837,403
Series 2004-AR6 Class 9A2, 4.0113% 10/25/34 (e)	3,688,972	3,690,610
Series 2004-AR7 Class 6A2, 4.0213% 8/25/34 (e) .	5,378,470	5,382,257
Series 2004-AR8 Class 8A2, 4.0213% 9/25/34 (e) .	4,193,827	4,201,333
First Horizon Mortgage Passthru Trust floater Series
2004-FL1 Class 2A1, 4.3531% 12/25/34 (e)	4,004,879	3,999,409
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	5,300,000	5,298,758
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,046,696
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,297,516
Series 2005-2 Class C1, 4.32% 12/20/54 (e)	7,975,000	7,975,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,000
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,090,281
Class 1M, 3.84% 3/20/44 (e)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,259
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,175
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,712,086
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,722,619
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,546
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,426,480
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,528

61	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 3.81% 5/19/35 (e)	$11,511,942	$11,470,571
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (e)	2,560,000	2,563,948
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (e)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (e)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (e)	10,280,000	10,324,975
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 3.7313% 8/25/35 (e)	6,585,551	6,586,257
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.0913% 10/25/34 (e)	4,299,112	4,311,150
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.0113% 3/25/35 (e)	8,296,072	8,294,451
Series 2004-6 Class 1A2, 4.0313% 10/25/34 (e)	3,276,359	3,281,016
Series 2005-1:
Class M1, 4.1013% 4/25/35 (e)	3,139,540	3,136,964
Class M2, 4.1413% 4/25/35 (e)	5,496,406	5,492,970
Class M3, 4.1713% 4/25/35 (e)	1,348,675	1,347,569
Class M4, 4.3913% 4/25/35 (e)	795,940	796,903
Class M5, 4.4113% 4/25/35 (e)	795,940	795,940
Class M6, 4.4613% 4/25/35 (e)	1,273,503	1,273,503
Series 2005-2 Class 1A2, 3.9513% 4/25/35 (e)	12,868,427	12,858,374
Series 2005-3 Class A1, 3.8813% 8/25/35 (e)	14,911,659	14,886,030
Series 2005-4 Class 1B1, 4.9413% 5/25/35 (e)	5,164,225	5,140,824
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.0306% 9/26/45 (b)(e)	15,748,504	15,748,504
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.9113%
3/25/35 (e)	12,089,961	12,102,573
Series 2004-6 Class 4A2, 4.1644% 7/25/34 (e)	5,969,000	5,945,937
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.0313% 3/25/28 (e)	7,618,036	7,657,784
Series 2003-B Class A1, 3.9813% 4/25/28 (e)	7,519,311	7,561,505
Series 2003-D Class A, 3.9513% 8/25/28 (e)	7,034,343	7,044,961
Series 2003-E Class A2, 4.3831% 10/25/28 (e)	9,930,177	9,940,688
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	12,423,900	12,422,354
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	10,747,877	10,732,598
Series 2004-B Class A2, 3.79% 6/25/29 (e)	8,250,570	8,229,508
Series 2004-C Class A2, 3.95% 7/25/29 (e)	12,176,450	12,142,740
Series 2004-D Class A2, 4.4131% 9/25/29 (e)	9,278,452	9,287,186

Semiannual Report 62

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: -
continued
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	$ 8,135,716	$ 8,118,693
Class A2D, 3.9175% 11/25/29 (e)	1,892,027	1,900,045
Series 2004-G Class A2, 3.95% 11/25/29 (e)	3,691,637	3,689,996
Series 2005-A Class A2, 3.38% 2/25/30 (e)	10,271,398	10,270,670
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.4913% 10/25/32 (e)	3,887,363	3,905,238
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.0113% 12/25/34 (e)	4,802,679	4,814,328
Class A2, 4.0913% 12/25/34 (e)	6,497,234	6,545,823
Series 2005-2 Class 1A1, 3.9013% 5/25/35 (e)	4,975,556	4,970,198
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 3.9313% 7/25/35 (e)	18,888,551	18,899,617
Permanent Financing No. 1 PLC floater Series 1 Class
2C, 4.5594% 6/10/42 (e)	1,745,000	1,745,783
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.0994% 6/10/42 (e)	15,400,000	15,471,742
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,244,891
Series 3 Class C, 4.1994% 6/10/42 (e)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	3,991,909
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,177
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,396
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,850,374
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,164,420
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,944,194
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125%
4/25/31	4,504,635	4,604,762
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (c)(e)	5,145,000	5,132,940
Residential Finance LP/Residential Finance
Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (b)(e)	5,484,404	5,566,670

63	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance
Development Corp. floater Series 2003-A: –
continued
Class B5, 5.7% 3/10/35 (b)(e)	$ 5,675,843	$ 5,800,941
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.1413% 11/25/34 (e) .	2,611,398	2,621,514
Series 2003-RP2 Class A1, 4.0913% 6/25/33 (b)(e)	3,701,596	3,713,034
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (e)	10,470,533	10,471,639
Series 2003-7 Class A2, 3.835% 1/20/34 (e)	9,011,576	9,002,789
Series 2004-1 Class A, 4.34% 2/20/34 (e)	5,887,961	5,879,451
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	9,918,731	9,906,947
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	10,030,436	10,001,491
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	12,568,231	12,543,333
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	8,352,806	8,346,281
Series 2004-6:
Class A3A, 3.9375% 6/20/35 (e)	7,268,066	7,261,833
Class A3B, 4.08% 7/20/34 (e)	908,508	907,627
Series 2004-7:
Class A3A, 4.365% 8/20/34 (e)	7,015,247	7,011,807
Class A3B, 4.59% 7/20/34 (e)	1,262,357	1,265,499
Series 2004-8 Class A2, 4.41% 9/20/34 (e)	13,070,755	13,079,296
Series 2005-1 Class A2, 4.1% 2/20/35 (e)	6,868,235	6,865,177
Series 2005-2 Class A2, 4.29% 3/20/35 (e)	13,167,148	13,167,148
Series 2005-3 Class A1, 3.8094% 5/20/35 (e)	8,826,415	8,807,160
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 3.9513% 7/25/35 (e)	10,981,236	10,981,237
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.0413% 9/25/33 (b)(e)	2,359,498	2,360,868
Thornburg Mortgage Securities Trust floater Series
2004-3 Class A, 4.0113% 9/25/34 (e)	21,391,357	21,434,670
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.8713%
4/25/45 (e)	6,066,850	6,067,279
Series 2005-AR11 Class A1C1, 3.8413%
8/25/45 (e)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6986% 8/25/34 (e)	19,880,000	19,791,749
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e) .	30,270,153	30,041,955

TOTAL PRIVATE SPONSOR		879,513,071

Semiannual Report

64

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.0881% 11/18/30 (e)	$1,079,489	$1,087,521
Series 2000-40 Class FA, 4.1413% 7/25/30 (e)	2,417,104	2,427,619
Series 2002-89 Class F, 3.9413% 1/25/33 (e)	3,496,520	3,501,273
target amortization class Series G94-2 Class D,
6.45% 1/25/24	4,596,215	4,724,780
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.9881% 8/18/31 (e)	2,440,496	2,447,376
Series 2001-44 Class FB, 3.9413% 9/25/31 (e)	2,193,751	2,199,310
Series 2001-46 Class F, 3.9881% 9/18/31 (e)	6,318,004	6,350,578
Series 2002-11 Class QF, 4.1413% 3/25/32 (e)	4,398,421	4,431,631
Series 2002-36 Class FT, 4.1413% 6/25/32 (e)	1,472,605	1,484,454
Series 2002-64 Class FE, 3.9381% 10/18/32 (e) .	2,147,079	2,156,174
Series 2002-65 Class FA, 3.9413% 10/25/17 (e)	2,449,258	2,454,575
Series 2002-74 Class FV, 4.0913% 11/25/32 (e) .	8,116,229	8,172,344
Series 2003-11:
Class DF, 4.0913% 2/25/33 (e)	2,999,873	3,020,770
Class EF, 4.0913% 2/25/33 (e)	2,330,473	2,340,501
Series 2003-63 Class F1, 3.9413% 11/25/27 (e) .	6,163,272	6,166,337
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	992,126	990,848
Series 2001-62 Class PG, 6.5% 10/25/30	3,589,973	3,596,485
Series 2001-76 Class UB, 5.5% 10/25/13	1,023,076	1,022,574
Series 2002-16 Class QD, 5.5% 6/25/14	305,584	306,372
Series 2002-28 Class PJ, 6.5% 3/25/31	4,383,380	4,385,651
Series 2002-8 Class PD, 6.5% 7/25/30	2,998,991	3,008,342
Series 2003-119 Class FK, 4.1413% 5/25/18 (e)	2,500,000	2,523,390
Series 2005-45 Class XA, 3.9813% 6/25/35 (e)	75,794,829	75,741,447
Series 2005-72 Class FG, 3.8913% 5/25/35 (e)	51,392,890	51,208,416
Freddie Mac:
floater Series 2510 Class FE, 3.9713% 10/15/32 (e)	5,881,918	5,912,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	794,738	793,631
Series 2353 Class PC, 6.5% 9/15/15	1,204,323	1,206,500
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
3.7713% 7/15/31 (e)	5,099,188	5,097,275

65 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.5513% 1/15/32 (e)	$10,270,000	$10,473,414
Class PF, 4.5513% 12/15/31 (e)	8,125,000	8,323,590
Series 2410 Class PF, 4.5513% 2/15/32 (e)	18,644,444	19,063,674
Series 2474 Class FJ, 3.9213% 7/15/17 (e)	4,454,886	4,451,354
Series 2526 Class FC, 3.9713% 11/15/32 (e)	3,304,091	3,319,786
Series 2538 Class FB, 3.9713% 12/15/32 (e)	6,393,196	6,430,979
Series 2551 Class FH, 4.0213% 1/15/33 (e)	3,190,479	3,203,654
Series 2861 Class JF, 3.8713% 4/15/17 (e)	7,023,112	7,020,070
Series 2994 Class FB, 3.7213% 6/15/20 (e)	6,879,155	6,861,077
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	11,332,854	11,380,644
Series 2394 Class ND, 6% 6/15/27	867,862	867,932
Series 2395 Class PE, 6% 2/15/30	5,112,844	5,142,973
Series 2398 Class DK, 6.5% 1/15/31	318,376	318,601
Series 2410 Class ML, 6.5% 12/15/30	1,580,304	1,585,186
Series 2420 Class BE, 6.5% 12/15/30	1,821,502	1,824,289
Series 2443 Class TD, 6.5% 10/15/30	2,363,199	2,372,240
Series 2461 Class PG, 6.5% 1/15/31	2,451,060	2,473,045
Series 2483 Class DC, 5.5% 7/15/14	717,176	716,118
Series 2556 Class PM, 5.5% 2/15/16	513,939	513,276
Series 2776 Class UJ, 4.5% 5/15/20 (f)	6,885,551	335,496
Series 2828 Class JA, 4.5% 1/15/10	11,423,301	11,449,968
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	489,982	489,658
Series 2480 Class QW, 5.75% 2/15/30	497,945	497,164
Series 2395 Class FA, 4.1713% 6/15/29 (e)	1,138,601	1,145,889
Series 3013 Class AF, 3.73% 5/15/35 (e)	81,010,787	80,960,157
Series 3033 Class TF, 0% 5/15/30 (c)(e)	854,545	828,909
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 3.9225% 5/16/23 (e)	2,931,960	2,945,131
Series 2001-50 Class FV, 3.7725% 9/16/27 (e)	8,927,938	8,926,327
Series 2002-24 Class FX, 4.1225% 4/16/32 (e)	2,538,457	2,559,955

Semiannual Report

66

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities
floater: – continued
Series 2002-31 Class FW, 3.9725% 6/16/31 (e)	$ 3,480,207	$ 3,498,998
Series 2002-5 Class KF, 3.9725% 8/16/26 (e)	550,596	550,803

TOTAL U.S. GOVERNMENT AGENCY		419,288,949

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,300,065,096)	1,298,802,020

Commercial Mortgage Securities 5.8%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2 Class A3, 3.8913%
11/15/15 (b)(e)	5,038,226	5,042,036
Series 2005-BOCA:
Class H, 4.5213% 12/15/16 (b)(e)	2,065,000	2,062,094
Class J, 4.6713% 12/15/16 (b)(e)	1,020,000	1,018,566
Class K, 4.9213% 12/15/16 (b)(e)	6,659,000	6,651,329
Series 2005-BBA6:
Class B, 3.8794% 1/15/19 (b)(e)	2,800,000	2,799,999
Class C, 3.9194% 1/15/19 (b)(e)	2,857,948	2,857,948
Class D, 3.9694% 1/15/19 (b)(e)	2,800,000	2,799,999
Class E, 4.0094% 1/15/19 (b)(e)	1,750,000	1,749,999
Class F, 4.0594% 1/15/19 (b)(e)	1,170,000	1,169,999
Class G, 4.0894% 1/15/19 (b)(e)	915,000	915,000
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (b)(e)	6,523,941	6,601,445
Series 2003-2:
Class A, 4.2213% 12/25/33 (b)(e)	13,352,220	13,515,432
Class M1, 4.4913% 12/25/33 (b)(e)	2,172,859	2,208,696
Series 2004-1:
Class A, 4.0013% 4/25/34 (b)(e)	6,326,971	6,338,092
Class B, 5.5413% 4/25/34 (b)(e)	657,348	664,871
Class M1, 4.2013% 4/25/34 (b)(e)	575,179	577,696
Class M2, 4.8413% 4/25/34 (b)(e)	493,011	498,788
Series 2004-2:
Class A, 4.0713% 8/25/34 (b)(e)	6,192,123	6,222,600
Class M1, 4.2213% 8/25/34 (b)(e)	1,996,608	2,004,407
Series 2004-3:
Class A1, 4.0113% 1/25/35 (b)(e)	6,547,916	6,570,836

67	Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-3:
Class A2, 4.0613% 1/25/35 (b)(e)	$910,065	$913,271
Class M1, 4.1413% 1/25/35 (b)(e)	1,091,319	1,092,795
Class M2, 4.6413% 1/25/35 (b)(e)	711,730	715,963
Series 2005-2A:
Class M1, 4.1113% 8/25/35 (b)(e)	1,293,460	1,293,460
Class M2, 4.1313% 8/25/35 (b)(e)	2,129,234	2,129,234
Class M3, 4.1913% 8/25/35 (b)(e)	1,179,038	1,179,038
Class M4, 4.3413% 8/25/35 (b)(e)	1,084,516	1,084,516
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.1713% 4/14/15 (b)(e)	1,344,296	1,348,971
Class KFCM, 5.4213% 4/14/15 (b)(e)	1,436,661	1,441,923
Class LFCM, 5.8213% 4/14/15 (b)(e)	1,601,905	1,602,411
Class MFCM, 6.1213% 4/14/15 (b)(e)	2,218,251	2,219,030
Series 2004-BBA3 Class E, 4.2713% 6/15/17 (b)(e) .	10,415,000	10,416,162
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.02% 12/12/13 (b)(e)	896,672	897,505
Class C, 4.37% 12/12/13 (b)(e)	1,793,345	1,800,844
COMM floater:
Series 2001-FL5A Class E, 5.0713% 11/15/13 (b)(e)	3,021,068	3,020,002
Series 2002-FL6:
Class F, 5.0213% 6/14/14 (b)(e)	11,163,000	11,185,818
Class G, 5.4713% 6/14/14 (b)(e)	5,000,000	4,999,815
Series 2003-FL9 Class B, 4.0713% 11/15/15 (b)(e)	10,354,700	10,381,058
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.8713% 9/15/14 (b)(e)	3,570,000	3,573,243
Class G, 4.5513% 9/15/14 (b)(e)	1,345,000	1,345,524
Class H, 4.6513% 9/15/14 (b)(e)	1,430,000	1,430,556
Class J, 5.1713% 9/15/14 (b)(e)	490,000	491,447
Class K, 5.5713% 9/15/14 (b)(e)	770,000	771,479
Class L, 5.7713% 9/15/14 (b)(e)	625,000	624,730
Series 2004-HTL1:
Class B, 4.0213% 7/15/16 (b)(e)	495,379	495,708
Class D, 4.1213% 7/15/16 (b)(e)	1,125,628	1,125,793
Class E, 4.3213% 7/15/16 (b)(e)	805,726	806,016
Class F, 4.3713% 7/15/16 (b)(e)	852,671	853,173
Class H, 4.8713% 7/15/16 (b)(e)	2,472,312	2,473,111
Class J, 5.0213% 7/15/16 (b)(e)	950,314	950,620
Class K, 5.9213% 7/15/16 (b)(e)	1,069,720	1,069,318

Semiannual Report 68

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Commercial Mortgage Pass-Through Certificates floater
Series 2005-F10A:
Class B, 3.8013% 4/15/17 (b)(e)		$7,080,000	$7,074,277
Class C, 3.8413% 4/15/17 (b)(e)		3,006,000	3,000,139
Class D, 3.8813% 4/15/17 (b)(e)		2,440,000	2,437,555
Class E, 3.9413% 4/15/17 (b)(e)		1,821,000	1,819,176
Class F, 3.9813% 4/15/17 (b)(e)		1,035,000	1,034,698
Class G, 4.1213% 4/15/17 (b)(e)		1,035,000	1,034,943
Class H, 4.1913% 4/15/17 (b)(e)		1,035,000	1,034,332
Class I, 4.4213% 4/15/17 (b)(e)		335,000	334,587
Class MOA3, 3.8713% 3/15/20 (b)(e)		4,590,000	4,589,755
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 4.1481%
11/18/12 (b)(e)		3,675,000	3,674,934
Series 2003-TF2A Class A2, 3.8913%
11/15/14 (b)(e)		9,500,000	9,500,149
Series 2004-FL1 Class B, 4.0213% 5/15/14 (b)(e)	.	11,230,000	11,235,077
Series 2004-HC1:
Class A2, 4.0713% 12/15/21 (b)(e)		1,475,000	1,474,997
Class B, 4.3213% 12/15/21 (b)(e)		3,835,000	3,834,992
Series 2004-TF2A Class E, 3.9913%
11/15/19 (b)(e)		4,450,000	4,456,604
Series 2004-TFL1:
Class A2, 3.7613% 2/15/14 (b)(e)		7,005,000	7,006,141
Class E, 4.1213% 2/15/14 (b)(e)		2,800,000	2,803,382
Class F, 4.1713% 2/15/14 (b)(e)		2,325,000	2,328,560
Class G, 4.4213% 2/15/14 (b)(e)		1,875,000	1,879,862
Class H, 4.6713% 2/15/14 (b)(e)		1,400,000	1,403,528
Class J, 4.9713% 2/15/14 (b)(e)		750,000	753,503
Series 2005-TF2A Class F, 4.0713%
11/15/19 (b)(e)		1,540,000	1,542,282
Series 2005-TFLA:
Class C, 3.8113% 2/15/20 (b)(e)		5,650,000	5,649,989
Class E, 3.9013% 2/15/20 (b)(e)		3,955,000	3,954,992
Class F, 3.9513% 2/15/20 (b)(e)		1,745,000	1,744,997
Class G, 4.0913% 2/15/20 (b)(e)		505,000	504,998
Class H, 4.3213% 2/15/20 (b)(e)		715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		344,007	345,612
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.4206% 2/11/11 (b)(e)	.	52,466	52,411

69 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 3.7188% 11/6/19 (b)(e)	$10,137,774	$10,138,781
ISTAR Asset Receivables Trust floater Series 2002-1A
Class A2, 4.0206% 5/28/20 (b)(e)	2,675,967	2,676,545
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.0475% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 4.3213% 6/15/19 (b)(e)	3,325,000	3,325,000
Class WJ, 4.5213% 6/15/19 (b)(e)	2,045,000	2,045,000
Class WK, 4.9213% 6/15/19 (b)(e)	3,065,000	3,065,000
Series 2005-FL1A Class WX1, 1.2068%
6/15/19 (b)(e)(f)	240,000,000	2,320,800
Lehman Brothers Floating Rate Commercial Mortgage
Trust:
floater:
Series 2003-C4A:
Class F, 5.8206% 7/11/15 (b)(e)	813,387	813,886
Class H, 6.5706% 7/11/15 (b)(e)	8,267,264	8,274,757
Series 2003 LLFA:
Class A2, 3.9613% 12/16/14 (b)(e)	11,700,000	11,705,997
Class B, 4.1713% 12/16/14 (b)(e)	4,615,000	4,624,729
Class C, 4.2713% 12/16/14 (b)(e)	4,982,000	4,995,169
Series 2005-LLFA Class FAIR, 5.2213%
7/15/18 (b)(e)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.781% 8/15/19 (b)(e)	6,705,000	6,704,476
Class C, 3.811% 8/15/19 (b)(e)	525,000	524,938
Class D, 3.831% 8/15/19 (b)(e)	1,915,000	1,914,850
Class E, 3.851% 8/15/19 (b)(e)	1,745,000	1,744,864
Class F, 3.891% 8/15/19 (b)(e)	1,220,000	1,219,857
Class G, 3.941% 8/15/19 (b)(e)	870,000	869,898
Class H, 3.961% 8/15/19 (b)(e)	695,000	694,919
Class J, 4.031% 8/15/19 (b)(e)	525,000	524,938
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 5.7% 8/5/14 (b)(e)	7,603,103	7,602,955
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.3713% 2/15/13 (b)(e)	4,711,321	4,701,085
Class D, 4.3713% 2/15/13 (b)(e)	4,000,000	3,987,825
Series 2003-CDCA:
Class HEXB, 5.4713% 2/15/15 (b)(e)	770,000	772,258

Semiannual Report 70

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.: -
continued
floater:
Series 2003-CDCA:
Class JEXB, 5.6713% 2/15/15 (b)(e)	$1,300,000	$ 1,303,811
Class KEXB, 6.0713% 2/15/15 (b)(e)	960,000	961,248
Series 2000-NL1 Class E, 6.8326% 10/15/30 (b)(e) .	3,629,073	3,640,859
SDG Macerich Properties LP floater Series 2000-1
Class A3, 3.9113% 5/15/09 (b)(e)	18,000,000	18,006,104
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.12% 3/24/18 (b)(e)	7,107,172	7,107,172
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.7513% 3/15/14 (b)(e)	3,510,000	3,511,049
Class E, 4.0713% 3/15/14 (b)(e)	2,190,000	2,192,223
Class F, 4.1213% 3/15/14 (b)(e)	1,755,000	1,756,715
Class G, 4.1681% 3/15/14 (b)(e)	875,000	876,102
Series 2005-WL5A:
Class KHP1, 3.9213% 1/15/18 (b)(e)	1,745,000	1,744,415
Class KHP2, 4.1213% 1/15/18 (b)(e)	1,745,000	1,747,591
Class KHP3, 4.4213% 1/15/18 (b)(e)	2,060,000	2,061,794
Class KHP4, 4.5213% 1/15/18 (b)(e)	1,600,000	1,602,031
Class KHP5, 4.7213% 1/15/18 (b)(e)	1,855,000	1,845,533
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $378,530,014)		379,339,349

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	30,000,000
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	30,030,486
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		60,030,486

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,332,608)	26,500,000	26,328,102

71 Semiannual Report

Investments (Unaudited) continued

Cash Equivalents 24.7%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.6%, dated 8/31/05 due 9/1/05) (h)		$1,322,572,341	$1,322,440,000
With Goldman Sachs & Co. at 3.66%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 1.86%– 8.5%,
8/10/14 - 8/25/45) (e)(g)		292,653,500	289,998,115
TOTAL CASH EQUIVALENTS
(Cost $1,612,440,000)		1,612,438,115

TOTAL INVESTMENT PORTFOLIO 91.3%
(Cost $5,949,967,761)		5,956,860,513

NET OTHER ASSETS – 8.7%			567,044,132
NET ASSETS 100%		$ 6,523,904,645

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,255,400	$1,043
49 Eurodollar 90 Day Index Contracts	March 2006	48,495,912	(3,202)
32 Eurodollar 90 Day Index Contracts	June 2006	31,668,800	(6,953)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,718,862	(3,896)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,727,000	(5,079)
24 Eurodollar 90 Day Index Contracts	March 2007	23,747,700	(5,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,820,650	(6,993)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,830,800	(6,889)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,840,438	(6,597)
15 Eurodollar 90 Day Index Contracts	March 2008	14,840,250	(7,360)
8 Eurodollar 90 Day Index Contracts	June 2008	7,914,500	818
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,924,838	935

TOTAL EURODOLLAR CONTRACTS			$(49,844)

Semiannual Report

72

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%.	June 2007	$14,000,000	$ (143,108)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(47,876)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	103,807

TOTAL CREDIT DEFAULT SWAP		37,540,000	(87,177)

73 Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	$48,200,000	$13,295
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	12,025
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	13,192

Semiannual Report	74

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$1,993
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	10,329

TOTAL TOTAL RETURN SWAP		$ 178,400,000	$50,834

		$ 215,940,000	$(36,343)

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $631,963,659 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,390.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) The maturity amount is based on the rate at period end.

75 Semiannual Report

Investments (Unaudited) continued

(h) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$1,322,440,000 due
9/1/05 at 3.6%
Banc of America
Securities LLC.	$254,198,810
Bank of America,
National Association	132,051,331
Barclays Capital Inc.	528,205,322
Countrywide Securities
Corporation	132,051,331
Morgan Stanley & Co.
Incorporated.	231,696,010
UBS Securities LLC	44,237,196
$ 1,322,440,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,949,607,071. Net unrealized appreciation aggregated $7,253,442, of which $11,183,359 related to appreciated investment securities and $3,929,917 related to depreciated investment securities.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

UBI-USAN-1005 1.790948.102

Spartan® Total Market Index Spartan Extended Market Index Spartan International Index Funds

Semiannual Report August 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.

Spartan Total Market Index Fund	5	Investment Changes
	6	Investments
	44	Financial Statements

Spartan Extended Market Index Fund	46	Investment Changes
	47	Investments
	85	Financial Statements

Spartan International Index Fund	87	Investment Changes
	88	Investments
	102	Financial Statements
Notes	104	Notes to the Financial Statements

Board Approval of Investment Advisory	108
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

> Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not autho rized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman’s Message

(photograph of Edward C Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initi ated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Spartan Total Market Index
Actual	$1,000.00	$1,037.90	$.51
HypotheticalA	$1,000.00	$1,024.70	$.51
Spartan Extended Market Index
Actual	$1,000.00	$1,080.20	$.52
HypotheticalA	$1,000.00	$1,024.70	$.51
Spartan International Index
Actual	$1,000.00	$1,029.00	$.51
HypotheticalA	$1,000.00	$1,024.70	$.51

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period

Annualized
Expense Ratio
Spartan Total Market Index	10%
Spartan Extended Market Index	10%
Spartan International Index	10%

Semiannual Report

4

Spartan Total Market Index Fund
Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	2.7	3.0
General Electric Co.	2.5	2.7
Microsoft Corp.	1.9	1.8
Citigroup, Inc.	1.6	1.8
Pfizer, Inc.	1.4	1.5
Johnson & Johnson	1.3	1.4
Bank of America Corp.	1.2	1.4
Intel Corp.	1.2	1.1
Altria Group, Inc.	1.0	1.0
Procter & Gamble Co.	1.0	1.0
	15.8
Market Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	20.2	20.9
Information Technology	15.3	14.9
Health Care	13.0	12.6
Consumer Discretionary	12.4	12.6
Industrials	9.9	10.6
Energy	9.3	8.6
Consumer Staples	8.2	8.5
Utilities	3.5	3.3
Materials	3.0	3.6
Telecommunication Services	2.8	2.8

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

5 Semiannual Report

Spartan Total Market Index Fund Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.6%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 12.4%
Auto Components – 0.3%
Aftermarket Technology Corp. (a)	11,055	$190,146
American Axle & Manufacturing
Holdings, Inc.	8,765	227,539
ArvinMeritor, Inc.	17,066	316,574
Bandag, Inc.	4,123	178,526
BorgWarner, Inc. (d)	14,964	874,795
Cooper Tire & Rubber Co.	17,837	301,445
Dana Corp.	34,413	463,199
Delphi Corp.	99,187	550,488
Drew Industries, Inc. (a)(d)	3,776	169,354
Dura Automotive Systems, Inc.
Class A (a)	3,788	17,387
GenTek, Inc.	3,519	50,040
Gentex Corp.	36,756	629,263
Goodyear Tire & Rubber Co. (a)(d)	36,752	617,434
Hayes Lemmerz International, Inc. (a)	10,596	69,934
IMPCO Technologies, Inc. (a)	3,000	19,770
Johnson Controls, Inc.	43,569	2,613,269
Keystone Automotive Industries, Inc. (a)	2,721	82,229
Lear Corp.	16,190	610,363
LKQ Corp. (a)	2,617	81,860
Midas, Inc. (a)	1,400	29,540
Modine Manufacturing Co.	6,000	210,960
Proliance International, Inc. (a)	1,414	8,017
Quantum Fuel Systems Technologies
Worldwide, Inc. (a)(d)	15,342	71,494
Raytech Corp.	11,445	14,650
Sauer Danfoss, Inc.	7,425	138,848
Spartan Motors, Inc.	3,200	36,160
Sports Resorts International, Inc. (a)(d) .	7,638	4,491
Standard Motor Products, Inc.	4,236	43,843
Stoneridge, Inc. (a)	3,200	30,752
Strattec Security Corp. (a)	654	33,825
Superior Industries International, Inc. (d)	3,800	84,550
Tenneco Automotive, Inc. (a)	6,360	115,307
TRW Automotive Holdings Corp. (a)	4,855	142,494
Visteon Corp.	20,475	202,293
Zapata Corp. (a)	880	6,644
		9,237,483
Automobiles – 0.4%
Coachmen Industries, Inc.	3,261	43,926
Fleetwood Enterprises, Inc. (a)(d)	6,099	61,661
Ford Motor Co.	390,607	3,894,352
General Motors Corp. (d)	97,873	3,346,278
Harley Davidson, Inc.	66,968	3,298,844
Monaco Coach Corp.	4,738	72,823
National R.V. Holdings, Inc. (a)	300	1,803
Thor Industries, Inc.	11,649	386,747
Winnebago Industries, Inc.	8,659	263,840
		11,370,274

		Shares	Value (Note 1)
Distributors 0.1%
All American Semiconductor, Inc. (a)		3,800	$16,986
Audiovox Corp. Class A (a)		3,500	63,280
Building Material Holding Corp.		3,005	280,907
Earle M. Jorgensen Co.		5,800	59,276
Genuine Parts Co.		37,869	1,735,158
Handleman Co.		8,496	118,859
Prestige Brands Holdings, Inc.		4,642	59,743
Source Interlink Companies, Inc. (a)		4,300	52,890
			2,387,099
Diversified Consumer Services 0.4%
Alderwoods Group, Inc. (a)		16,352	263,104
Apollo Group, Inc. Class A (a)(d)		32,591	2,563,608
Bright Horizons Family Solutions, Inc. (a)	.	11,227	441,446
Career Education Corp. (a)		25,033	981,294
Corinthian Colleges, Inc. (a)		20,140	255,375
CPI Corp.		2,000	34,600
DeVry, Inc. (a)		14,744	272,322
Educate, Inc.		4,692	75,917
Education Management Corp. (a)		20,169	683,124
EVCI Career Colleges, Inc. (a)		2,100	13,377
Greg Manning Auctions, Inc. (a)(d)		12,044	180,058
H&R Block, Inc.		67,768	1,826,348
ITT Educational Services, Inc. (a)		10,100	513,484
Jackson Hewitt Tax Service, Inc.		6,376	163,162
Laureate Education, Inc. (a)		9,342	390,963
Learning Care Group, Inc. (a)		900	5,508
Mace Security International, Inc. (a)(d)	.	1,100	2,981
Matthews International Corp. Class A		8,668	346,720
Nobel Learning Communities, Inc. (a)		1,000	9,420
Pre Paid Legal Services, Inc. (d)		2,919	118,190
Princeton Review, Inc. (a)		14,522	87,422
Regis Corp.		11,743	480,876
Service Corp. International (SCI)		70,880	601,771
ServiceMaster Co.		68,054	935,062
Sothebys Holdings, Inc. Class A (ltd.
vtg.) (a)		12,060	209,723
Stewart Enterprises, Inc. Class A		14,200	98,548
Strayer Education, Inc.		3,326	335,660
Universal Technical Institute, Inc. (a)		4,021	128,712
Vertrue, Inc. (a)(d)		2,400	82,872
Weight Watchers International,
Inc. (a)(d)		7,953	450,219
			12,551,866
Hotels, Restaurants & Leisure 1.7%
AFC Enterprises, Inc.		11,772	156,214
Alliance Gaming Corp. (a)		12,091	145,092
Ambassadors Group, Inc.		5,383	250,955
Ameristar Casinos, Inc.		9,800	225,106
Applebee’s International, Inc.		15,846	350,355
Argosy Gaming Co. (a)		7,993	372,953
Aztar Corp. (a)		8,919	297,895
Bally Total Fitness Holding Corp. (a)(d)	.	6,262	22,481
BJ’s Restaurants, Inc. (a)		2,100	44,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Bluegreen Corp. (a)	900	$15,876
Bob Evans Farms, Inc.	5,500	133,045
Boyd Gaming Corp.	10,400	483,912
Brinker International, Inc. (a)	20,925	777,364
Buca, Inc. (a)	3,878	21,329
California Pizza Kitchen, Inc. (a)	3,723	110,164
Carnival Corp. unit	95,776	4,725,588
CBRL Group, Inc.	9,003	325,548
CEC Entertainment, Inc. (a)	9,020	309,296
Cedar Fair LP (depository unit)	6,754	208,564
Champps Entertainment, Inc. (a)	1,600	12,432
Choice Hotels International, Inc.	3,560	218,548
Churchill Downs, Inc.	2,200	86,438
CKE Restaurants, Inc.	10,567	123,634
Darden Restaurants, Inc.	31,567	991,519
Dave & Buster’s, Inc. (a)	3,344	47,652
Denny’s Corp. (a)	42,300	222,075
Domino’s Pizza, Inc.	8,100	186,300
Dover Downs Gaming & Entertainment,
Inc.	980	13,054
Dover Motorsports, Inc.	9,735	67,853
Empire Resorts, Inc. (a)(d)	12,943	49,701
Fox & Hound Restaurant Group (a)	2,700	31,833
Gaylord Entertainment Co. (a)	8,899	379,097
Great Wolf Resorts, Inc.	11,129	127,984
GTECH Holdings Corp.	23,224	663,742
Harrah’s Entertainment, Inc.	41,038	2,854,603
Hilton Hotels Corp.	79,574	1,843,730
IHOP Corp.	3,412	137,026
International Game Technology	77,946	2,160,663
International Speedway Corp. Class A .	7,982	447,551
Interstate Hotels & Resorts, Inc. (a)	156	782
Isle of Capri Casinos, Inc. (a)	6,200	136,338
Jack in the Box, Inc. (a)	8,612	303,745
Krispy Kreme Doughnuts, Inc. (a)(d)	10,025	69,674
La Quinta Corp. unit (a)	44,251	373,921
Landry’s Seafood Restaurants, Inc.	4,001	116,949
Las Vegas Sands Corp. (d)	28,253	997,048
Life Time Fitness, Inc. (a)	9,702	325,017
Littlefield Corp. (a)	2,100	1,428
Lodgian, Inc.:
Class A warrants 11/27/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	113,477
Marcus Corp.	2,746	52,943
Marriott International, Inc. Class A	41,011	2,592,305
McDonald’s Corp.	283,899	9,212,523
MGM MIRAGE (a)	26,824	1,133,582
Monarch Casino & Resort, Inc. (a)(d)	4,679	88,854
MTR Gaming Group, Inc. (a)	5,600	51,744
Multimedia Games, Inc. (a)(d)	4,312	43,508

	Shares	Value (Note 1)
O’Charleys, Inc. (a)	3,850	$63,102
Outback Steakhouse, Inc.	16,819	699,839
P.F. Chang’s China Bistro, Inc. (a)(d)	8,419	430,884
Panera Bread Co. Class A (a)	8,925	497,480
Papa John’s International, Inc. (a)	3,500	167,370
Penn National Gaming, Inc. (a)	12,400	422,592
Pinnacle Entertainment, Inc. (a)	14,294	285,022
Rare Hospitality International, Inc. (a)	6,075	162,446
Red Robin Gourmet Burgers, Inc. (a)	1,748	84,044
Royal Caribbean Cruises Ltd. (d)	23,029	983,799
Rubio’s Restaurants, Inc. (a)	4,819	45,491
Ruby Tuesday, Inc.	13,091	289,311
Ryan’s Restaurant Group, Inc. (a)	8,100	103,761
Scientific Games Corp. Class A (a)	16,034	483,265
Shuffle Master, Inc. (a)(d)	7,449	182,128
Six Flags, Inc. (a)(d)	12,400	88,660
Sonic Corp. (a)	13,040	398,894
SPEEDUS Corp. (a)	6,200	8,618
Speedway Motorsports, Inc. (d)	5,900	221,958
Starbucks Corp. (a)(d)	89,985	4,412,864
Starwood Hotels & Resorts Worldwide,
Inc. unit	49,787	2,902,582
Station Casinos, Inc.	10,370	692,923
Steak n Shake Co. (a)	11,830	231,395
Texas Roadhouse, Inc. Class A	4,900	161,798
The Cheesecake Factory, Inc. (a)	18,009	570,345
Triarc Companies, Inc. Class B	6,030	90,450
Vail Resorts, Inc. (a)	4,906	140,802
Wendy’s International, Inc.	23,564	1,110,807
WMS Industries, Inc. (a)(d)	8,244	238,746
Wynn Resorts Ltd. (a)(d)	14,478	690,890
Yum! Brands, Inc.	61,440	2,911,027
		55,029,012
Household Durables 1.0%
Advanced Lighting Technologies,
Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	4,560
American Greetings Corp. Class A (d) .	14,094	357,847
Applica, Inc. (a)	3,200	6,464
Avatar Holdings, Inc. (a)(d)	1,645	88,402
Bassett Furniture Industries, Inc.	1,800	34,128
Beazer Homes USA, Inc.	8,313	519,064
Black & Decker Corp.	16,870	1,439,011
Blount International, Inc. (a)	8,403	151,254
Blyth, Inc.	9,084	225,737
Brillian Corp. (a)(d)	375	1,140
Brookfield Homes Corp.	5,874	300,749
California Coastal Communities, Inc. (a)	5,563	204,718
Cavco Industries, Inc. (a)	750	25,148
Centex Corp.	26,198	1,774,915
Champion Enterprises, Inc. (a)	20,045	267,200
Cobra Electronics Corp. (a)	1,200	10,044
Craftmade International, Inc.	1,700	30,957
CSS Industries, Inc.	1,556	56,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
D.R. Horton, Inc.	62,266	$2,298,861
Department 56, Inc. (a)	2,200	28,578
Dixie Group, Inc. (a)	2,900	49,068
Dominion Homes, Inc. (a)(d)	300	5,229
Enesco Group, Inc. (a)(d)	4,629	7,730
Ethan Allen Interiors, Inc. (d)	7,178	231,275
Fedders Corp. (d)	3,300	7,491
Flexsteel Industries, Inc.	1,700	24,655
Foamex International, Inc. (a)(d)	5,300	795
Fortune Brands, Inc.	31,412	2,732,216
Furniture Brands International, Inc.	10,345	197,693
Harman International Industries, Inc.	15,017	1,552,758
Helen of Troy Ltd. (a)	4,390	99,916
Hovnanian Enterprises, Inc. Class A (a)	9,144	550,012
Interface, Inc. Class A (a)	9,800	99,470
Jarden Corp. (a)	10,438	414,284
KB Home	15,082	1,118,481
Kimball International, Inc. Class B	4,000	50,560
Koss Corp.	1,300	22,113
La Z Boy, Inc. (d)	7,662	110,256
Leggett & Platt, Inc.	40,762	986,848
Lennar Corp. Class A	27,973	1,737,123
Levitt Corp. Class A	2,250	56,048
Libbey, Inc.	1,691	29,779
Lifetime Brands, Inc.	300	6,633
M.D.C. Holdings, Inc.	6,672	509,607
M/I Homes, Inc. (d)	2,316	130,507
Maytag Corp.	13,362	252,542
Meritage Homes Corp. (a)	5,902	462,068
Mestek, Inc. (a)	300	3,570
MITY Enterprises, Inc. (a)	2,300	39,307
Mohawk Industries, Inc. (a)	11,266	961,891
National Presto Industries, Inc.	1,000	44,590
Newell Rubbermaid, Inc.	68,706	1,609,782
NVR, Inc. (a)(d)	1,082	957,570
Oneida Ltd. (a)(d)	400	800
Orleans Homebuilders, Inc.	3,334	75,582
Palm Harbor Homes, Inc. (a)(d)	4,917	90,817
Pulte Homes, Inc.	21,898	1,887,608
Rockford Corp. (a)	2,500	8,500
Russ Berrie & Co., Inc.	2,935	49,161
Ryland Group, Inc.	8,727	631,486
Salton, Inc. (a)(d)	1,800	6,840
Skyline Corp.	1,289	50,748
Snap On, Inc.	10,615	376,833
Standard Pacific Corp.	13,388	588,135
Stanley Furniture Co., Inc.	2,200	58,982
Technical Olympic USA, Inc.	5,172	150,816
Tempur Pedic International, Inc. (a)(d) .	10,052	161,536
The Rowe Companies (a)	1,000	2,800
The Stanley Works	21,619	989,069

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)(d)	23,836	$1,145,320
Tupperware Corp.	14,481	317,424
Universal Electronics, Inc. (a)	3,400	59,228
Virco Manufacturing Co. (a)	2,613	18,422
WCI Communities, Inc. (a)(d)	8,795	265,345
Whirlpool Corp.	14,697	1,117,707
William Lyon Homes, Inc. (a)(d)	2,009	301,651
Yankee Candle Co., Inc.	11,874	326,179
		31,567,805
Internet & Catalog Retail 0.5%
1 800 CONTACTS, Inc. (a)(d)	2,129	37,939
1 800 FLOWERS.com, Inc. Class A (a)	23,580	163,881
Alloy, Inc. (a)(d)	5,800	29,348
Amazon.com, Inc. (a)	69,348	2,961,160
Audible, Inc. (a)(d)	1,300	15,600
Blair Corp.	121	4,840
Blue Nile, Inc. (a)(d)	713	24,107
Bluefly, Inc. (a)(d)	2,800	4,396
Coldwater Creek, Inc. (a)	7,795	238,917
Drugstore.com, Inc. (a)(d)	7,303	29,139
eBay, Inc. (a)	226,856	9,185,399
eCost.com, Inc. (d)	603	1,321
Expedia, Inc., Deleware (a)(d)	65,974	1,468,581
GSI Commerce, Inc. (a)	5,379	96,876
Hollywood Media Corp. (a)	1,200	5,088
IAC/InterActiveCorp (a)	65,974	1,619,662
Insight Enterprises, Inc. (a)	11,400	214,662
J. Jill Group, Inc. (a)	3,147	55,765
MediaBay, Inc. (a)	800	368
Netflix, Inc. (a)(d)	9,557	206,049
NutriSystem, Inc. (a)(d)	11,370	249,117
Overstock.com, Inc. (a)(d)	2,492	100,527
PC Mall, Inc. (a)(d)	500	2,690
Priceline.com, Inc. (a)(d)	5,439	116,884
Stamps.com, Inc. (a)	4,062	70,476
Systemax, Inc. (a)	6,390	44,538
ValueVision Media, Inc. Class A (a)	5,600	74,200
		17,021,530
Leisure Equipment & Products 0.3%
Action Performance Companies, Inc. (d)	2,500	31,650
Adams Golf, Inc. (a)	400	556
Arctic Cat, Inc.	5,000	107,850
Boyds Collection, Ltd. (a)	4,962	4,714
Brunswick Corp.	21,865	962,060
Callaway Golf Co	10,800	161,028
Concord Camera Corp. (a)(d)	3,084	4,318
Eastman Kodak Co. (d)	64,526	1,572,499
Excelligence Learning Corp. (a)	612	3,996
Fairchild Corp. Class A (a)	7,600	18,468
Hasbro, Inc.	33,465	692,726
JAKKS Pacific, Inc. (a)(d)	4,540	75,409
Johnson Outdoors, Inc. Class A (a)	2,300	38,594
K2, Inc. (a)	17,186	213,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Leisure Equipment & Products – continued
Leapfrog Enterprises, Inc. Class A (a)(d)	4,328	$58,168
Marine Products Corp.	11,437	137,816
MarineMax, Inc. (a)	2,572	73,071
Marvel Enterprises, Inc. (a)	17,637	339,512
Mattel, Inc.	91,916	1,657,245
Meade Instruments Corp. (a)	2,600	6,292
Nautilus, Inc. (d)	5,025	129,293
Oakley, Inc.	18,053	315,747
Polaris Industries, Inc.	10,845	571,315
RC2 Corp. (a)	3,021	117,366
SCP Pool Corp.	14,822	542,485
Steinway Musical Instruments, Inc. (a)	4,500	124,425
Sturm Ruger & Co., Inc.	3,560	33,927
		7,994,496
Media 3.9%
4Kids Entertainment, Inc. (a)	2,362	40,674
ACME Communications, Inc. (a)	5,032	19,373
ADVO, Inc.	11,652	381,486
Arbitron, Inc.	7,282	305,844
Ballantyne of Omaha, Inc. (a)	100	445
Belo Corp. Series A	22,074	542,137
Brilliant Digital Entertainment, Inc. (a)	500	25
Cablevision Systems Corp. – NY Group
Class A (a)	52,961	1,652,383
Carmike Cinemas, Inc.	1,494	44,671
Catalina Marketing Corp.	14,092	337,362
Charter Communications, Inc.
Class A (a)(d)	58,659	87,402
Citadel Broadcasting Corp. (a)	14,632	197,532
CKX, Inc. (a)	9,709	134,955
Clear Channel Communications, Inc.	119,321	3,973,389
Comcast Corp. Class A (a)	507,091	15,593,048
Courier Corp.	2,511	92,681
Cox Radio, Inc. Class A (a)(d)	5,776	89,470
Crown Media Holdings, Inc. Class A (a)	8,094	88,791
Cumulus Media, Inc. Class A (a)	12,017	153,457
Dex Media, Inc.	33,874	863,787
Digital Generation Systems, Inc. (a)	18,345	11,924
Discovery Holding Co. Class A (a)	67,596	1,023,403
Dow Jones & Co., Inc.	9,002	367,732
DreamWorks Animation SKG, Inc.
Class A	9,351	243,313
E.W. Scripps Co. Class A	17,537	876,850
EchoStar Communications Corp. Class A	49,017	1,467,079
EMAK Worldwide, Inc. (a)	2,241	20,393
Emmis Communications Corp.
Class A (a)	7,767	186,097
Entercom Communications Corp.
Class A (a)	14,715	492,217
Entravision Communications Corp.
Class A (a)	8,800	71,632
Fisher Communications, Inc. (a)	767	37,023

		Shares	Value (Note 1)
Gannett Co., Inc.		56,695	$4,122,860
Gemstar TV Guide International, Inc. (a)		47,394	136,021
Getty Images, Inc. (a)		10,903	933,188
Gray Television, Inc.		7,281	89,556
Harris Interactive, Inc. (a)		5,250	22,050
Harte Hanks, Inc.		15,614	400,655
Hearst Argyle Television, Inc.		7,305	189,711
Hollinger International, Inc. Class A		17,300	175,768
Image Entertainment, Inc. (a)(d)		700	1,890
Insight Communications, Inc.
Class A (a)		6,700	77,854
Insignia Systems, Inc. (a)(d)		2,664	1,918
Interactive Data Corp.		12,096	276,877
Interep National Radio Sales, Inc.
Class A (a)		2,900	1,711
Interpublic Group of Companies, Inc. (a)	.	104,436	1,266,809
John Wiley & Sons, Inc. Class A		12,825	559,811
Journal Communications, Inc. Class A	.	19,159	306,161
Journal Register Co.		5,900	110,625
Knight Ridder, Inc.		16,624	1,065,266
Lamar Advertising Co. Class A (a)		21,062	847,114
Lee Enterprises, Inc.		8,430	365,862
Liberty Corp., South Carolina		3,000	143,970
Liberty Global, Inc. Class A (a)(d)		52,315	2,654,986
Liberty Media Corp. Class A (a)		581,843	4,835,115
LIN TV Corp. Class A (a)		2,700	40,797
LodgeNet Entertainment Corp. (a)		2,961	44,711
Martha Stewart Living Omnimedia, Inc.
Class A (a)(d)		3,281	105,976
McGraw Hill Companies, Inc.		81,722	3,940,635
Media General, Inc. Class A		8,703	572,570
Mediacom Communications Corp.
Class A (a)		13,450	98,185
Meredith Corp.		11,468	563,079
Navarre Corp. (a)(d)		5,800	41,238
New Frontier Media, Inc. (a)		5,000	36,300
News Corp. Class A		559,582	9,070,824
NTL, Inc. (a)		20,363	1,300,788
Omnicom Group, Inc.		40,204	3,234,010
Paxson Communications Corp.
Class A (a)		8,600	5,246
Penton Media, Inc. (a)		7,900	3,081
Pixar (a)(d)		14,517	637,296
Playboy Enterprises, Inc. Class B
(non vtg.) (a)		3,722	50,470
PRIMEDIA, Inc. (a)		31,815	132,350
ProQuest Co. (a)		4,200	151,074
R.H. Donnelley Corp. (a)		7,596	488,347
Radio One, Inc. Class A (a)		22,980	323,558
Radio Unica Communications Corp. (a)		2,900	0
RCN Corp. (a)(d)		7,500	179,250
Regal Entertainment Group Class A		10,174	198,902
Regent Communication, Inc. (a)		6,194	34,934
Rentrak Corp. (a)		600	5,610
Saga Communications, Inc. Class A (a)		932	13,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Salem Communications Corp.
Class A (a)	1,687	$31,294
Scholastic Corp. (a)(d)	8,165	297,778
Sinclair Broadcast Group, Inc. Class A .	7,200	67,608
Sirius Satellite Radio, Inc. (a)(d)	259,226	1,783,475
Spanish Broadcasting System, Inc.
Class A (a)	6,800	52,496
The DIRECTV Group, Inc. (a)	217,628	3,462,461
The McClatchy Co. Class A	4,559	301,806
The New York Times Co. Class A	32,259	1,030,030
The Reader’s Digest Association, Inc.
(non vtg.)	27,395	445,443
Thomas Nelson, Inc.	6,641	136,406
Time Warner, Inc.	996,319	17,854,036
TiVo, Inc. (a)(d)	8,765	45,140
Tribune Co.	46,475	1,746,066
Univision Communications, Inc.
Class A (a)	58,894	1,584,249
Valassis Communications, Inc. (a)	11,260	443,982
Viacom, Inc. Class B (non vtg.)	327,088	11,117,721
Walt Disney Co.	465,538	11,726,902
Warner Music Group Corp.	24,021	428,054
Washington Post Co. Class B	1,556	1,294,592
Westwood One, Inc.	15,590	316,945
World Wrestling Entertainment, Inc.
Class A	6,473	81,754
XM Satellite Radio Holdings, Inc.
Class A (a)(d)	51,116	1,801,839
Young Broadcasting, Inc. Class A (a)	3,209	14,023
		125,319,217
Multiline Retail – 0.9%
99 Cents Only Stores (a)	12,308	129,849
Big Lots, Inc. (a)	25,319	299,017
Conn’s, Inc. (a)	5,901	147,702
Dillard’s, Inc. Class A	19,546	439,980
Dollar General Corp.	65,696	1,252,166
Dollar Tree Stores, Inc. (a)	23,182	527,854
Family Dollar Stores, Inc.	34,853	692,878
Federated Department Stores, Inc.	57,104	3,939,034
Fred’s, Inc. Class A	5,887	82,477
JCPenney Co., Inc.	54,063	2,629,084
Kohl’s Corp. (a)	67,837	3,558,051
Neiman Marcus Group, Inc. Class A (d)	9,415	931,144
Nordstrom, Inc.	52,428	1,760,532
Retail Ventures, Inc. (a)(d)	10,272	117,306
Saks, Inc.	27,562	598,371
Sears Holdings Corp. (a)	21,458	2,915,284
ShopKo Stores, Inc. (a)	5,100	126,837
Target Corp.	180,694	9,712,303
Tuesday Morning Corp.	9,086	262,949
		30,122,818

	Shares	Value (Note 1)
Specialty Retail 2.5%
Aaron Rents, Inc.	8,088	$179,149
Abercrombie & Fitch Co. Class A	18,619	1,035,403
AC Moore Arts & Crafts, Inc. (a)	3,100	70,556
Advance Auto Parts, Inc. (a)	14,991	913,402
Aeropostale, Inc. (a)	12,132	309,851
America’s Car Mart, Inc. (a)	2,638	54,000
American Eagle Outfitters, Inc.	26,570	760,699
AnnTaylor Stores Corp. (a)	18,467	472,755
Asbury Automotive Group, Inc. (a)	3,100	52,886
AutoNation, Inc. (a)(d)	44,932	935,035
AutoZone, Inc. (a)	14,265	1,348,043
Barnes & Noble, Inc. (a)	11,021	416,263
bebe Stores, Inc.	7,281	171,249
Bed Bath & Beyond, Inc. (a)	67,893	2,753,061
Best Buy Co., Inc.	90,966	4,335,440
Big 5 Sporting Goods Corp.	7,443	193,965
Blockbuster, Inc. Class A (d)	34,113	224,122
Books A Million, Inc.	4,300	44,204
Borders Group, Inc.	15,604	356,239
Brookstone Co., Inc. (a)	7,266	143,431
Build A Bear Workshop, Inc. (d)	3,944	87,478
Burlington Coat Factory Warehouse
Corp.	6,625	254,135
Cabela’s, Inc. Class A (a)(d)	7,700	156,926
Cache, Inc. (a)	2,805	47,994
CarMax, Inc. (a)(d)	23,043	734,150
Casual Male Retail Group, Inc. (a)(d)	6,784	48,234
Charlotte Russe Holding, Inc. (a)	4,119	56,554
Charming Shoppes, Inc. (a)	18,327	221,390
Chico’s FAS, Inc. (a)	38,546	1,337,932
Christopher & Banks Corp.	5,496	88,321
Circuit City Stores, Inc.	38,748	654,454
Claire’s Stores, Inc.	17,479	410,407
Cost Plus, Inc. (a)	3,425	73,672
CSK Auto Corp. (a)	7,080	118,590
Deb Shops, Inc.	1,991	48,222
Dick’s Sporting Goods, Inc. (a)(d)	10,943	346,237
Dress Barn, Inc. (a)	3,940	94,560
E Com Ventures, Inc. (a)	325	4,810
Electronics Boutique Holding Corp. (a)(d)	3,500	224,350
Emerging Vision, Inc. (a)	3,800	494
Finish Line, Inc. Class A	6,128	88,366
Finlay Enterprises, Inc. (a)	2,500	29,975
Foot Locker, Inc.	32,519	710,215
GameStop Corp.:
Class A (a)(d)	15,332	517,455
Class B (a)	4,682	141,115
Gap, Inc.	146,839	2,791,409
Genesco, Inc. (a)	3,841	152,526
Goody’s Family Clothing, Inc.	5,846	40,513
Group 1 Automotive, Inc. (a)	3,200	94,720
Guess?, Inc. (a)	8,485	183,531
Guitar Center, Inc. (a)	7,435	426,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
		Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Gymboree Corp. (a)		4,858	$74,667
Hancock Fabrics, Inc. (d)		1,100	6,270
Haverty Furniture Companies, Inc.		3,675	45,791
Hibbett Sporting Goods, Inc. (a)		5,091	171,261
Home Depot, Inc.		496,502	20,018,961
Hot Topic, Inc. (a)(d)		6,951	107,741
Jo Ann Stores, Inc. (a)		2,760	59,340
Jos. A. Bank Clothiers, Inc. (a)(d)		2,258	89,304
Kirkland’s, Inc. (a)(d)		2,250	21,038
Limited Brands, Inc.		75,253	1,654,061
Linens ’N Things, Inc. (a)		9,324	220,046
Lithia Motors, Inc. Class A (sub. vtg.)		1,827	54,244
Lowe’s Companies, Inc.		158,448	10,189,791
Major Automotive Companies, Inc. (a)	.	850	910
Michaels Stores, Inc.		30,512	1,107,586
Monro Muffler Brake, Inc.		1,650	49,220
Mothers Work, Inc. (a)		1,000	12,500
Movie Gallery, Inc. (d)		5,200	93,548
New York & Co., Inc.		697	11,765
O’Reilly Automotive, Inc. (a)		26,380	727,297
Office Depot, Inc. (a)		71,213	2,136,390
OfficeMax, Inc.		19,327	571,113
Pacific Sunwear of California, Inc. (a)	.	18,934	452,144
Party City Corp. (a)		1,200	15,612
Payless ShoeSource, Inc. (a)		27,352	507,106
PETCO Animal Supplies, Inc. (a)		7,781	172,116
PETsMART, Inc.		35,740	921,020
Pier 1 Imports, Inc.		16,312	203,084
Pomeroy IT Solutions, Inc. (a)		2,861	36,936
RadioShack Corp. (d)		35,367	886,297
Rent A Center, Inc. (a)		19,507	394,041
Rent Way, Inc. (a)		2,570	19,018
Restoration Hardware, Inc. (a)		5,009	35,764
Rex Stores Corp. (a)		2,942	45,336
Ross Stores, Inc.		31,279	778,222
Select Comfort Corp. (a)(d)		8,182	158,158
Sharper Image Corp. (a)		1,984	26,665
Sherwin Williams Co.		24,041	1,114,541
Shoe Carnival, Inc. (a)		2,589	42,356
Sonic Automotive, Inc. Class A (sub. vtg.)		7,057	165,487
Sport Chalet (a)		100	1,705
Sports Authority, Inc. (a)		3,198	103,295
Stage Stores, Inc. (a)		4,650	129,317
Staples, Inc.		164,195	3,605,722
Stein Mart, Inc.		8,619	210,821
Talbots, Inc.		9,839	302,057
TBC Corp. New (a)		4,122	109,851
The Bombay Company, Inc. (a)		3,834	18,250
The Buckle, Inc.		1,956	76,793
The Cato Corp. Class A (sub. vtg.)		5,469	106,099
The Children’s Place Retail Stores, Inc. (a)		4,504	184,259

		Shares	Value (Note 1)
The Men’s Wearhouse, Inc. (a)		11,916	$363,200
The Pantry, Inc. (a)		4,157	149,195
The Pep Boys – Manny, Moe & Jack		11,581	151,248
Tiffany & Co., Inc.		33,657	1,259,445
TJX Companies, Inc.		105,022	2,196,010
Too, Inc. (a)		7,182	191,472
Tractor Supply Co. (a)		9,060	466,228
Trans World Entertainment Corp. (a)		2,900	21,634
Tweeter Home Entertainment Group,
Inc. (a)		4,092	16,859
United Auto Group, Inc.		4,874	164,498
Urban Outfitters, Inc. (a)		12,400	690,184
West Marine, Inc. (a)(d)		3,200	59,584
Wet Seal, Inc. Class A (a)(d)		4,800	24,528
Whitehall Jewellers, Inc. (a)		800	4,680
Williams Sonoma, Inc. (a)		19,222	773,686
Wilsons Leather Experts, Inc. (a)		3,977	25,532
Zale Corp. (a)		11,364	317,056
			80,075,212
Textiles, Apparel & Luxury Goods	0.4%
Ashworth, Inc. (a)		400	3,300
Brown Shoe Co., Inc.		3,100	110,980
Carter’s, Inc. (a)		7,863	427,826
Cherokee, Inc.		1,848	61,612
Coach, Inc. (a)		86,310	2,864,629
Columbia Sportswear Co. (a)(d)		2,557	118,645
Deckers Outdoor Corp. (a)(d)		5,610	130,713
Everlast Worldwide, Inc. (a)		1,000	4,820
Fossil, Inc. (a)		6,274	137,965
Iconix Brand Group, Inc. (a)		6,400	61,568
Jones Apparel Group, Inc		27,213	766,862
K Swiss, Inc. Class A		4,824	147,807
Kellwood Co.		8,290	202,939
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)		3,406	97,582
Liz Claiborne, Inc.		24,381	1,000,352
Movado Group, Inc.		8,534	166,328
NIKE, Inc. Class B		39,169	3,090,826
Oxford Industries, Inc.		2,650	123,623
Perry Ellis International, Inc. (a)		1,632	42,840
Phillips Van Heusen Corp.		11,149	373,380
Polo Ralph Lauren Corp. Class A		13,140	651,087
Polymer Group, Inc.:
Class A, warrants 3/4/10 (a)		6	0
Class B, warrants 3/4/10 (a)		6	0
Quaker Fabric Corp. (a)(d)		3,800	12,236
Quiksilver, Inc. (a)		27,162	414,221
Reebok International Ltd.		11,036	621,327
Russell Corp.		3,346	60,864
Samsonite Corp. (a)(d)		1,446	1,171
Saucony, Inc. Class B		1,960	44,813
Skechers U.S.A., Inc. Class A
(sub. vtg.) (a)		3,466	57,882
Steven Madden Ltd. (a)		2,732	64,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Stride Rite Corp.	7,198	$92,854
Superior Uniform Group, Inc.	1,000	12,850
Tarrant Apparel Group (a)(d)	2,700	9,396
Timberland Co. Class A (a)(d)	12,634	416,796
Unifi, Inc. (a)	6,069	25,186
Unifirst Corp.	1,100	43,219
VF Corp.	17,134	1,016,218
Warnaco Group, Inc. (a)	13,384	334,600
Wolverine World Wide, Inc.	16,938	356,884
		14,170,266

TOTAL CONSUMER DISCRETIONARY		396,847,078

CONSUMER STAPLES 8.2%
Beverages 1.8%
Anheuser Busch Companies, Inc.	176,083	7,802,238
Boston Beer Co., Inc. Class A (a)	600	14,100
Brown Forman Corp. Class B (non vtg.)	9,172	519,410
Coca Cola Bottling Co. Consolidated	921	45,037
Coca Cola Enterprises, Inc.	58,884	1,316,057
Constellation Brands, Inc. Class A
(sub. vtg.) (a)	39,818	1,095,791
Hansen Natural Corp. (a)(d)	6,986	346,855
Molson Coors Brewing Co. Class B	15,384	986,268
National Beverage Corp. (a)	6,246	47,907
Pepsi Bottling Group, Inc.	34,312	1,011,518
PepsiAmericas, Inc.	18,145	457,617
PepsiCo, Inc.	381,046	20,900,373
The Coca Cola Co.	505,742	22,252,648
		56,795,819
Food & Staples Retailing – 2.0%
7 Eleven, Inc. (a)	8,368	237,149
Albertsons, Inc. (d)	65,400	1,316,502
Arden Group, Inc. Class A	100	7,503
BJ’s Wholesale Club, Inc. (a)(d)	13,256	378,459
Casey’s General Stores, Inc.	9,700	196,425
Central European Distribution
Corp. (a)(d)	2,633	109,928
Costco Wholesale Corp.	103,170	4,481,705
CVS Corp.	182,828	5,369,658
Ingles Markets, Inc. Class A	14,283	213,531
Kroger Co. (a)	160,419	3,166,671
Longs Drug Stores Corp.	5,400	228,960
Nash Finch Co.	2,266	95,172
Pathmark Stores, Inc. (a)	6,814	73,591
Performance Food Group Co. (a)(d)	10,696	331,255
Pricesmart, Inc. (a)	400	3,440
Rite Aid Corp. (a)(d)	86,643	353,503
Ruddick Corp.	6,300	147,231
Safeway, Inc.	99,644	2,364,552
Smart & Final, Inc. (a)	2,141	26,955

	Shares	Value (Note 1)
SUPERVALU, Inc.	28,407	$988,564
Sysco Corp.	143,987	4,806,286
The Great Atlantic & Pacific Tea
Co. (a)(d)	4,583	116,317
Topps Co., Inc.	9,720	99,727
United Natural Foods, Inc. (a)	7,198	244,732
Wal Mart Stores, Inc.	592,448	26,636,462
Walgreen Co.	231,247	10,713,674
Weis Markets, Inc.	5,000	188,600
Whole Foods Market, Inc.	13,502	1,745,269
Wild Oats Markets, Inc. (a)(d)	6,075	73,447
		64,715,268
Food Products – 1.1%
Alico, Inc.	200	10,398
American Italian Pasta Co. Class A (d) .	2,600	28,678
Archer Daniels Midland Co.	137,456	3,094,135
Bridgford Foods Corp. (a)	400	2,940
Bunge Ltd.	24,211	1,421,670
Campbell Soup Co.	54,017	1,588,100
Chiquita Brands International, Inc. (d) .	6,587	165,992
ConAgra Foods, Inc.	119,748	2,733,847
Corn Products International, Inc.	16,346	368,112
Darling International, Inc. (a)	16,316	61,348
Dean Foods Co. (a)	32,012	1,182,523
Del Monte Foods Co. (a)	39,812	430,368
Delta & Pine Land Co.	13,141	336,804
Dreyer’s Grand Ice Cream Holdings,
Inc.	8,597	702,977
Farmer Brothers Co.	3,020	63,239
Flowers Foods, Inc.	14,583	397,095
Fresh Del Monte Produce, Inc.	6,408	163,340
Gardenburger, Inc. (a)	400	32
General Mills, Inc. (d)	79,908	3,685,357
Gold Kist, Inc. Delaware	10,600	195,888
Green Mountain Coffee Roasters, Inc. (a)	1,900	73,796
H.J. Heinz Co.	74,527	2,677,010
Hain Celestial Group, Inc. (a)	5,368	101,294
Hershey Co.	38,966	2,302,501
Hines Horticulture, Inc. (a)	800	2,816
Hormel Foods Corp.	16,473	525,324
J&J Snack Foods Corp.	533	31,959
John B. Sanfilippo & Son, Inc. (a)	2,483	44,942
Kellogg Co.	49,466	2,242,294
Kraft Foods, Inc. Class A	57,552	1,784,112
Lancaster Colony Corp.	8,413	384,895
Lance, Inc.	5,263	89,471
M&F Worldwide Corp. (a)	500	7,400
Maui Land & Pineapple, Inc. (a)	300	10,254
McCormick & Co., Inc. (non vtg.)	29,977	1,016,520
Northland Cranberries, Inc. Class A (d)	50	17
Omega Protein Corp. (a)	6,170	47,571
Peet’s Coffee & Tea, Inc. (a)	1,835	57,380
Pilgrims Pride Corp. Class B	9,264	314,050
Ralcorp Holdings, Inc.	8,895	394,493

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	12

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food Products – continued
Sanderson Farms, Inc.	3,415	$126,116
Sara Lee Corp.	175,203	3,328,857
Seaboard Corp.	100	128,400
Seneca Foods Group Class A (a)	2,162	37,835
Smithfield Foods, Inc. (a)	18,932	527,256
Tasty Baking Co.	200	1,712
The J.M. Smucker Co.	12,547	598,743
Tootsie Roll Industries, Inc.	4,083	130,084
TreeHouse Foods, Inc. (a)(d)	6,402	192,700
Tyson Foods, Inc. Class A	50,278	893,943
Wm. Wrigley Jr. Co.	28,891	2,052,706
		36,759,294
Household Products – 1.5%
Central Garden & Pet Co. Class A (a) .	4,220	209,059
Church & Dwight Co., Inc.	14,247	543,666
Clorox Co.	33,999	1,957,322
Colgate Palmolive Co.	118,230	6,207,075
Energizer Holdings, Inc. (a)(d)	16,659	1,081,169
Kimberly Clark Corp.	106,589	6,642,626
Oil Dri Corp. of America	600	10,740
Procter & Gamble Co.	569,753	31,609,896
Spectrum Brands, Inc. (a)	5,900	166,085
WD 40 Co.	2,748	79,252
		48,506,890
Personal Products 0.6%
Alberto Culver Co.	18,186	781,089
Avon Products, Inc.	106,426	3,492,901
Chattem, Inc. (a)	3,200	123,968
Elizabeth Arden, Inc. (a)	4,552	101,145
Estee Lauder Companies, Inc.
Class A (d)	30,731	1,241,225
Gillette Co.	204,350	11,008,335
Inter Parfums, Inc. (d)	4,303	79,649
Mannatech, Inc. (d)	5,836	72,600
Nature’s Sunshine Products, Inc.	700	15,120
NBTY, Inc. (a)	12,135	265,635
Nu Skin Enterprises, Inc. Class A	14,283	304,799
Playtex Products, Inc. (a)	8,800	95,216
Revlon, Inc. Class A (sub. vtg.) (a)(d)	100,969	357,430
USANA Health Sciences, Inc. (a)(d)	2,090	108,680
		18,047,792
Tobacco – 1.2%
Alliance One International, Inc.	13,951	55,804
Altria Group, Inc.	462,331	32,686,802
Loews Corp. – Carolina Group	17,007	656,640
Reynolds American, Inc.	18,406	1,545,000
Star Scientific, Inc. (a)(d)	14,579	55,838
Universal Corp.	5,248	218,422
	Shares	Value (Note 1)
UST, Inc.	35,573	$1,513,987
Vector Group Ltd. (d)	7,952	159,040
		36,891,533

TOTAL CONSUMER STAPLES		261,716,596

ENERGY 9.3%
Energy Equipment & Services – 1.9%
Atwood Oceanics, Inc. (a)	3,200	240,736
Baker Hughes, Inc.	69,684	4,093,935
BJ Services Co.	34,277	2,162,193
Cal Dive International, Inc. (a)	9,863	616,043
Carbo Ceramics, Inc.	2,983	179,457
Cooper Cameron Corp. (a)	11,146	804,184
Diamond Offshore Drilling, Inc.	12,088	713,917
Dril Quip, Inc. (a)	3,228	135,641
ENSCO International, Inc.	36,171	1,477,947
FMC Technologies, Inc. (a)	12,911	519,151
Global Industries Ltd. (a)	17,511	241,126
GlobalSantaFe Corp. (d)	55,249	2,590,073
Grant Prideco, Inc. (a)	26,441	974,615
Grey Wolf, Inc. (a)	65,083	509,600
Gulf Island Fabrication, Inc.	300	8,100
Gulfmark Offshore, Inc. (a)	3,800	113,202
Halliburton Co.	114,480	7,094,326
Hanover Compressor Co. (a)	10,936	165,243
Helmerich & Payne, Inc.	12,383	735,798
Hornbeck Offshore Services, Inc. (a)	4,789	170,010
Hydril Co. (a)	4,200	287,700
Input/Output, Inc. (a)(d)	12,704	109,763
Lone Star Technologies, Inc. (a)	7,026	388,538
Lufkin Industries, Inc.	10,030	462,784
Matrix Service Co. (a)(d)	6,459	48,701
Maverick Tube Corp. (a)	11,228	357,612
Metretek Technologies, Inc. (a)(d)	2,900	13,630
Mitcham Industries, Inc. (a)	1,500	13,860
Nabors Industries Ltd. (a)	34,325	2,299,775
National Oilwell Varco, Inc. (a)	36,438	2,339,684
Newpark Resources, Inc. (a)	23,916	212,613
Noble Corp.	28,653	2,042,959
NS Group, Inc. (a)	8,077	336,165
Oceaneering International, Inc. (a)	4,600	228,712
Offshore Logistics, Inc. (a)	4,200	152,082
Oil States International, Inc. (a)	10,711	371,243
Parker Drilling Co. (a)	18,231	147,124
Patterson UTI Energy, Inc.	38,295	1,302,796
Pioneer Drilling Co. (a)	8,000	124,800
Pride International, Inc. (a)	42,870	1,084,611
Rowan Companies, Inc.	23,443	872,080
RPC, Inc.	10,800	250,560
Schlumberger Ltd. (NY Shares)	132,970	11,466,003
SEACOR Holdings, Inc. (a)	9,591	685,757
Smith International, Inc.	44,816	1,556,908
Superior Energy Services, Inc. (a)	25,065	549,425

See accompanying notes which are an integral part of the financial statements

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Energy Equipment & Services – continued
T 3 Energy Services, Inc. (a)	10	$145
TETRA Technologies, Inc. (a)	5,095	145,208
Tidewater, Inc.	10,547	469,763
TODCO Class A	13,233	459,450
Transocean, Inc. (a)	72,043	4,253,419
Unit Corp. (a)	11,621	604,989
Universal Compression Holdings, Inc. (a)	4,900	201,880
Veritas DGC, Inc. (a)	6,200	199,392
W H Energy Services, Inc. (a)	5,400	175,230
Weatherford International Ltd. (a)	33,010	2,235,107
		59,995,765
Oil, Gas & Consumable Fuels 7.4%
Alliance Resource Partners LP	1,538	141,388
Alpha Natural Resources, Inc.	8,681	258,954
Amerada Hess Corp.	19,346	2,458,877
Anadarko Petroleum Corp	52,997	4,815,837
Apache Corp.	71,708	5,135,727
Arch Coal, Inc.	13,748	882,622
Atlas America, Inc. (a)	1,365	63,213
ATP Oil & Gas Corp. (a)(d)	5,038	159,503
Berry Petroleum Co. Class A	3,951	244,290
Bill Barrett Corp.	2,963	100,061
BP Prudhoe Bay Royalty Trust (d)	4,643	363,315
BPZ Energy, Inc. (a)(d)	346	1,868
Brigham Exploration Co. (a)	18,871	193,994
Buckeye Partners LP	5,644	266,679
Burlington Resources, Inc.	85,402	6,301,814
Cabot Oil & Gas Corp.	14,934	644,999
Callon Petroleum Co. (a)	3,030	55,994
Chesapeake Energy Corp.	70,446	2,226,798
Chevron Corp.	514,311	31,578,695
Cimarex Energy Co. (a)	21,951	938,186
Clayton Williams Energy, Inc. (a)	2,180	81,815
Comstock Resources, Inc. (a)	13,659	397,477
ConocoPhillips	288,567	19,028,108
CONSOL Energy, Inc.	19,102	1,331,409
Copano Energy LLC	7,026	277,457
Cross Timbers Royalty Trust	2,669	121,626
Crosstex Energy, Inc.	4,684	298,839
Delta Petroleum Corp. (a)(d)	14,446	272,885
Denbury Resources, Inc. (a)	11,775	532,583
Devon Energy Corp.	99,021	6,017,506
Dorchester Minerals LP	4,673	124,395
El Paso Corp.	142,123	1,648,627
Enbridge Energy Management LLC (d) .	1,912	103,324
Encore Acquisition Co. (a)	10,578	356,796
Energy Partners Ltd. (a)	5,816	139,584
Enterprise Products Partners LP	15,186	368,716
EOG Resources, Inc.	51,137	3,264,075
Exxon Mobil Corp.	1,459,150	87,403,029
Forest Oil Corp. (a)	10,749	483,168

	Shares	Value (Note 1)
Foundation Coal Holdings, Inc.	5,415	$193,045
Frontier Oil Corp.	13,080	479,382
FX Energy, Inc. (a)(d)	12,906	150,613
General Maritime Corp.	10,799	403,451
Giant Industries, Inc. (a)	7,923	390,208
GSV, Inc. (a)(d)	980	206
Harken Energy Corp. (a)	1,536	952
Harvest Natural Resources, Inc. (a)(d)	15,657	159,545
Holly Corp.	9,526	536,695
Houston Exploration Co. (a)	5,938	349,748
Hugoton Royalty Trust	6,529	237,917
Inergy LP	3,806	113,305
James River Coal Co. (a)	6,577	326,022
KCS Energy, Inc. (a)	17,160	396,739
Kerr McGee Corp.	22,757	2,003,299
KFX, Inc. (a)(d)	21,677	347,916
Kinder Morgan Management LLC	9,419	448,156
Kinder Morgan, Inc.	24,669	2,355,149
Magellan Midstream Partners LP	6,086	200,838
Marathon Oil Corp.	84,616	5,441,655
Maritrans, Inc.	2,243	65,765
Massey Energy Co.	15,938	809,650
McMoRan Exploration Co. (a)(d)	3,291	59,205
Meridian Resource Corp. (a)	8,874	30,793
Murphy Oil Corp.	41,054	2,243,601
National Energy Group, Inc. (a)	71	224
Natural Resource Partners LP	1,123	69,065
Newfield Exploration Co. (a)	28,283	1,335,523
Noble Energy, Inc.	20,199	1,780,340
Occidental Petroleum Corp.	87,034	7,226,433
OMI Corp.	18,037	345,048
Overseas Shipholding Group, Inc.	5,794	354,303
Pacific Energy Partners LP	3,163	103,683
Peabody Energy Corp.	30,844	2,210,589
Penn Virginia Corp.	4,000	224,320
Penn Virginia Resource Partners LP	3,213	162,032
Petrohawk Energy Corp. (a)(d)	16,262	190,265
Petroleum Development Corp. (a)	3,048	115,824
Pioneer Natural Resources Co.	32,388	1,599,967
Plains Exploration & Production Co. (a)	15,850	587,243
Pogo Producing Co.	13,052	730,912
Quicksilver Resources, Inc. (a)(d)	11,100	481,740
Range Resources Corp.	17,465	608,306
Remington Oil & Gas Corp. (a)	4,835	186,293
Resource America, Inc. Class A	2,300	42,642
Southwestern Energy Co. (a)	17,671	1,023,151
Spinnaker Exploration Co. (a)	4,627	208,076
St. Mary Land & Exploration Co.	11,200	386,064
Stone Energy Corp. (a)	5,142	269,389
Sunoco Logistics Partners LP	2,343	91,049
Sunoco, Inc.	33,842	2,460,313
Swift Energy Co. (a)	9,607	441,250
Syntroleum Corp. (a)(d)	24,063	359,020
TC Pipelines LP	3,233	111,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
		Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
TEL Offshore Trust		410	$4,953
TEPPCO Partners LP		9,330	385,889
Tesoro Corp.		16,155	933,759
TransMontaigne, Inc. (a)		6,401	60,617
Ultra Petroleum Corp. (a)		35,018	1,549,196
USEC, Inc.		15,100	177,727
Valero Energy Corp.		67,743	7,214,630
Valero LP		2,200	127,666
Vintage Petroleum, Inc.		14,306	549,780
Warren Resources, Inc. (d)		33,191	378,045
Western Gas Resources, Inc. (d)		15,332	735,936
Whiting Petroleum Corp. New (a)		7,673	332,394
Williams Companies, Inc.		126,324	2,834,711
World Fuel Services Corp.		3,650	119,355
XTO Energy, Inc.		77,497	3,084,381
			239,022,020

TOTAL ENERGY			299,017,785

FINANCIALS 20.2%
Capital Markets 2.4%
A.G. Edwards, Inc		17,600	795,696
Aether Holdings, Inc. (a)		7,213	26,039
Affiliated Managers Group, Inc. (a)		10,330	750,061
Ameritrade Holding Corp. (a)		71,450	1,421,855
Bank of New York Co., Inc.		175,218	5,356,414
Bear Stearns Companies, Inc.		23,699	2,381,750
BlackRock, Inc. Class A		2,436	200,117
Calamos Asset Management, Inc.
Class A		9,049	243,780
Charles Schwab Corp.		256,019	3,463,937
E*TRADE Financial Corp. (a)		85,631	1,370,096
Eaton Vance Corp. (non vtg.)		32,572	832,866
Federated Investors, Inc. Class B
(non vtg.)		24,874	772,586
Franklin Resources, Inc.		31,382	2,524,368
GAMCO Investors, Inc. Class A		600	26,916
Goldman Sachs Group, Inc.		92,294	10,261,247
Greenhill & Co., Inc. (d)		1,754	70,546
Investment Technology Group, Inc. (a)	.	7,091	194,648
Investment Technology Group, Inc.
contingent payment rights (a)		1,200	0
Investors Financial Services Corp. (d)		13,954	490,064
Janus Capital Group, Inc.		48,898	690,929
JB Oxford Holdings, Inc. (a)		1,310	2,410
Jefferies Group, Inc.		15,016	592,832
Knight Capital Group, Inc. Class A (a)	.	31,740	267,251
LaBranche & Co., Inc. (a)		8,974	76,997
Ladenburg Thalmann Financial
Services, Inc. (a)		1,908	954
Legg Mason, Inc.		24,547	2,565,898
Lehman Brothers Holdings, Inc.		61,853	6,535,388

	Shares	Value (Note 1)
Mellon Financial Corp.	95,283	$3,091,933
Merrill Lynch & Co., Inc.	192,866	11,024,221
Morgan Stanley	223,296	11,359,068
National Financial Partners Corp.	5,826	255,761
Northern Trust Corp.	43,430	2,164,551
Nuveen Investments, Inc. Class A	16,532	621,603
Olympic Cascade Financial Corp. (a)	1,200	1,080
Paulson Capital Corp.	1,300	14,000
Piper Jaffray Companies (a)	2,772	84,518
Raymond James Financial, Inc.	14,380	436,145
Refco, Inc.	5,990	167,421
SEI Investments Co.	17,228	622,964
Siebert Financial Corp. (a)	2,700	8,154
State Street Corp.	74,260	3,588,986
Stifel Financial Corp. (a)	1,333	34,191
SWS Group, Inc.	2,406	39,194
T. Rowe Price Group, Inc.	28,957	1,824,291
TradeStation Group, Inc. (a)	3,740	33,548
Waddell & Reed Financial, Inc. Class A	21,335	413,472
Westwood Holdings Group, Inc.	601	11,521
		77,712,267
Commercial Banks – 5.5%
1st Source Corp.	4,009	95,534
ABC Bancorp	6,360	117,978
Abigail Adams National Bancorp,
Inc. (d)	302	4,850
Alabama National Bancorp, Delaware	2,924	192,078
Amcore Financial, Inc.	3,800	117,344
Amegy Bancorp, Inc.	15,378	345,544
AmSouth Bancorp.	72,681	1,912,964
Arrow Financial Corp.	1,427	40,384
Associated Banc Corp.	24,969	812,491
BancFirst Corp.	820	69,905
BancorpSouth, Inc.	16,204	364,428
BancTrust Financial Group, Inc.	4,088	88,996
Bank of America Corp.	910,086	39,161,001
Bank of Granite Corp. (d)	2,038	40,454
Bank of Hawaii Corp	12,701	644,576
Bank of the Ozarks, Inc. (d)	1,836	61,231
BankFinancial Corp. (a)	7,293	103,925
Banner Corp.	1,809	50,308
Bar Harbor Bankshares	2,825	76,445
Bay View Capital Corp.	461	7,219
BB&T Corp.	117,619	4,771,803
BOK Financial Corp.	5,283	248,248
Boston Private Financial Holdings, Inc.	4,669	124,055
Bryn Mawr Bank Corp.	1,800	38,934
BWC Financial Corp.	3,246	90,628
Camden National Corp.	1,270	48,273
Capital City Bank Group, Inc.	2,960	108,395
Capital Corp. of the West	1,873	60,292
Capitol Bancorp Ltd.	2,475	83,061
Cascade Bancorp	3,352	70,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)
FINANCIALS – continued
Commercial Banks – continued
Cathay General Bancorp	9,016	$303,569
Cavalry Bancorp, Inc. (d)	2,931	63,017
Center Bancorp, Inc. (d)	4,047	46,055
Central Coast Bancorp (a)	3,173	66,379
Central Pacific Financial Corp.	9,098	314,609
Chemical Financial Corp.	8,561	279,260
Chittenden Corp.	8,261	222,717
Citizens & Northern Corp. (d)	8,300	253,316
Citizens Banking Corp., Michigan	6,600	199,914
City Holding Co.	3,000	110,160
City National Corp.	8,532	614,645
CoBiz, Inc.	11,206	204,510
Colonial Bancgroup, Inc.	35,571	827,381
Columbia Bancorp	1,731	71,490
Columbia Banking Systems, Inc.	2,866	75,605
Comerica, Inc.	34,419	2,082,005
Commerce Bancorp, Inc., New
Jersey (d)	35,673	1,202,894
Commerce Bancshares, Inc.	15,493	828,566
Commercial Bankshares, Inc.	2,566	100,074
Commercial National Financial Corp.,
Pennsylvania	2,005	41,524
Community Bank System, Inc.	8,054	190,316
Community Banks, Inc. (d)	11,864	336,344
Community Capital Corp.	420	9,870
Community Trust Bancorp, Inc.	1,882	60,487
Compass Bancshares, Inc.	22,250	1,041,523
Cullen/Frost Bankers, Inc.	11,520	562,982
CVB Financial Corp.	11,458	226,868
East West Bancorp, Inc.	10,375	352,128
Eastern Virgina Bankshares, Inc.	800	15,680
Exchange National Bancshares, Inc.	1,200	33,144
Farmers Capital Bank Corp.	1,141	37,368
Fidelity Southern Corp.	2,900	49,010
Fifth Third Bancorp	110,446	4,573,569
Financial Institutions, Inc.	1,679	27,653
First Bancorp, North Carolina	2,256	47,376
First Bancorp, Puerto Rico	18,264	337,153
First Charter Corp.	12,660	295,991
First Citizen Bancshares, Inc.	1,629	268,785
First Commonwealth Financial Corp.	20,769	285,574
First Community Bancorp, California	2,500	118,000
First Financial Bancorp, Ohio	7,077	127,386
First Financial Bankshares, Inc.	2,438	84,477
First Financial Corp., Indiana	1,612	46,716
First Horizon National Corp.	25,161	983,292
First Indiana Corp.	1,970	66,369
First M&F Corp.	1,057	36,097
First Merchants Corp.	10,146	263,796
First Midwest Bancorp, Inc., Delaware .	12,449	472,315
First Oak Brook Bancshares, Inc.	1,645	49,975
First Republic Bank, California	9,438	339,768

	Shares	Value (Note 1)
First State Bancorp.	7,984	$180,359
First United Corp.	2,940	58,477
FirstMerit Corp.	17,918	500,987
Flag Financial Corp. (d)	3,365	51,316
FNB Corp., North Carolina (d)	2,400	50,328
FNB Corp., Pennsylvania	14,487	262,360
FNB Corp., Virginia	1,239	35,473
FNB Financial Services Corp.	4,416	75,160
Foothill Independent Bancorp	4,543	95,948
Frontier Financial Corp., Washington	12,388	369,286
Fulton Financial Corp. (d)	36,730	642,775
Glacier Bancorp, Inc.	12,752	379,755
Gold Banc Corp., Inc.	5,188	78,650
Great Southern Bancorp, Inc. (d)	6,638	201,662
Greater Bay Bancorp	14,848	374,170
Greater Community Bancorp	2,906	46,205
Hancock Holding Co.	5,700	187,530
Hanmi Financial Corp.	16,972	311,436
Harleysville National Corp., Pennsylvania	6,357	142,715
Heritage Commerce Corp.	1,957	40,216
HF Financial Corp.	2,423	43,493
Hibernia Corp. Class A	34,458	1,094,042
Hudson United Bancorp	12,882	544,265
Huntington Bancshares, Inc.	45,400	1,089,146
IBERIABANK Corp.	2,500	126,250
Independent Bank Corp., Massachusetts	2,103	64,520
Independent Bank Corp., Michigan	4,791	145,071
Integra Bank Corp.	5,300	121,635
Interchange Financial Services Corp.	7,800	137,046
International Bancshares Corp.	10,677	320,310
Irwin Financial Corp.	5,100	107,100
KeyCorp	84,552	2,800,362
Leesport Financial Corp.	1,212	27,876
LSB Bancshares, Inc.	2,300	40,356
M&T Bank Corp.	17,037	1,816,485
Main Street Banks, Inc.	4,100	109,839
Main Street Trust, Inc. (d)	229	6,657
Marshall & Ilsley Corp.	40,832	1,787,217
MB Financial, Inc.	7,698	298,836
Mercantile Bankshares Corp.	18,880	1,016,310
Merchants Bancshares, Inc.	1,800	49,536
Mid State Bancshares	3,712	105,755
Midsouth Bancorp, Inc.	2,559	73,059
Midwest Banc Holdings, Inc.	3,643	87,141
Nara Bancorp, Inc.	1,600	22,288
National City Corp.	119,418	4,374,281
National Penn Bancshares, Inc.	12,704	334,750
NBT Bancorp, Inc.	10,179	247,350
North Fork Bancorp, Inc., New York	97,332	2,675,657
North Valley Bancorp	4,421	80,904
Northern States Financial Corp.	1,100	26,543
Northrim Bancorp, Inc.	2,594	65,109
Northway Financial, Inc.	400	13,452
Old National Bancorp, Indiana	15,482	346,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
		Shares	Value (Note 1)
FINANCIALS – continued
Commercial Banks – continued
Old Second Bancorp, Inc.		3,608	$110,260
Omega Financial Corp.		2,947	88,793
Oriental Financial Group, Inc.		3,582	48,608
Pacific Capital Bancorp		7,644	239,563
Park National Corp.		3,102	331,914
Peoples Bancorp, Inc.		1,390	39,059
Peoples Financial Corp., Mississippi		2,598	48,063
PNC Financial Services Group, Inc.		60,300	3,390,669
Popular, Inc.		56,381	1,542,584
Princeton National Bancorp, Inc.		2,475	81,428
PrivateBancorp, Inc.		11,060	379,911
Prosperity Bancshares, Inc.		11,892	347,484
Provident Bankshares Corp.		6,659	227,405
Regions Financial Corp. New		99,444	3,253,808
Renasant Corp.		2,040	63,505
Republic Bancorp, Inc.		11,883	174,442
Republic Bancorp, Inc., Kentucky
Class A		3,542	80,155
Royal Bancshares of Pennsylvania, Inc.
Class A		2,456	56,807
S&T Bancorp, Inc.		4,720	179,974
S.Y. Bancorp, Inc.		2,079	49,875
Sandy Spring Bancorp, Inc.		8,264	284,282
Seacoast Banking Corp., Florida		4,400	97,196
Shore Bancshares, Inc.		1,921	62,433
Signature Bank, New York (a)		14,047	421,270
Simmons First National Corp. Class A	.	1,653	45,871
Sky Financial Group, Inc.		21,533	601,847
South Financial Group, Inc.		16,318	475,180
State Bancorp, Inc., New York		3,704	71,191
Sterling Bancorp, New York		2,623	58,126
Sterling Bancshares, Inc.		6,070	90,989
Sterling Financial Corp., Pennsylvania	.	5,781	122,904
Sterling Financial Corp., Washington		6,824	263,202
Suffolk Bancorp		1,444	44,302
Summit Bancshares, Inc.		2,938	53,472
Sun Bancorp, Inc., New Jersey (d)		2,747	59,061
SunTrust Banks, Inc.		79,539	5,590,001
Susquehanna Bancshares, Inc.,
Pennsylvania		10,905	274,806
SVB Financial Group (a)		6,600	310,464
Synovus Financial Corp.		56,097	1,613,911
TCF Financial Corp.		30,111	852,442
TD Banknorth, Inc.		21,953	660,127
Texas Capital Bancshares, Inc. (a)		11,132	244,236
Texas Regional Bancshares, Inc. Class A		9,972	295,271
TIB Financial Corp.		900	29,160
Tompkins Trustco, Inc.		1,098	46,467
Trico Bancshares		2,400	55,200
Trustco Bank Corp., New York		15,309	203,610
Trustmark Corp.		9,000	248,040
U.S. Bancorp, Delaware		419,422	12,255,511

	Shares	Value (Note 1)
UCBH Holdings, Inc.	19,684	$375,374
UMB Financial Corp.	5,486	361,253
Umpqua Holdings Corp.	12,788	311,388
Union Bankshares Corp.	1,262	54,670
UnionBanCal Corp.	8,924	604,779
United Bankshares, Inc., West Virginia .	9,703	343,486
United Community Banks, Inc., Georgia	5,100	139,740
Unizan Financial Corp.	2,881	75,770
USB Holding Co., Inc.	2,803	66,459
Vail Banks, Inc.	500	7,000
Valley National Bancorp	24,971	589,316
Wachovia Corp.	357,973	17,762,620
Washington Banking Co., Oak Harbor	4,376	78,287
Washington Trust Bancorp, Inc.	2,572	73,302
Wells Fargo & Co.	379,392	22,619,351
WesBanco, Inc.	10,322	314,718
West Coast Bancorp, Oregon	3,534	91,495
Westamerica Bancorp.	8,154	425,720
Westbank Corp.	1,365	22,563
Westcorp	6,678	412,367
Whitney Holding Corp.	15,174	469,180
Wilmington Trust Corp., Delaware	18,101	659,962
Wintrust Financial Corp.	4,350	224,199
Yardville National Bancorp	1,968	70,061
Zions Bancorp	17,584	1,228,418
		177,030,062
Consumer Finance – 1.0%
ACE Cash Express, Inc. (a)	5,157	113,867
Advance America Cash Advance
Centers, Inc.	24,112	344,802
Advanta Corp. Class A	2,600	69,706
American Express Co.	250,787	13,853,474
AmeriCredit Corp. (a)	32,079	800,050
Asta Funding, Inc.	4,352	134,433
Capital One Financial Corp.	54,039	4,444,167
Cash America International, Inc.	11,063	231,991
CompuCredit Corp. (a)(d)	7,490	313,531
Consumer Portfolio Services, Inc. (a)	2,400	11,779
Equitex, Inc. (a)	517	2,363
Equitex, Inc.:
Class A warrants 2/7/10 (a)	258	390
Class B warrants 2/7/10 (a)	258	0
First Cash Financial Services, Inc. (a)	4,887	117,288
First Marblehead Corp. (a)(d)	6,528	188,855
MBNA Corp.	257,247	6,482,624
Metris Companies, Inc. (a)	8,652	126,492
Nelnet, Inc. Class A (a)	4,052	145,062
Providian Financial Corp. (a)	64,513	1,199,942
Rewards Network, Inc. (a)	2,360	14,939
SLM Corp.	93,040	4,628,740
Student Loan Corp.	1,055	238,430
United Panam Financial Corp. (a)	2,332	64,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Consumer Finance – continued
WFS Financial, Inc. (a)	375	$25,095
World Acceptance Corp. (a)	3,244	83,014
		33,635,490
Diversified Financial Services – 2.8%
Alliance Capital Management
Holding LP	3,525	155,876
CapitalSource, Inc. (a)(d)	12,995	257,301
Chicago Mercantile Exchange
Holdings, Inc. Class A	6,376	1,769,978
CIT Group, Inc.	49,038	2,220,441
Citigroup, Inc.	1,172,557	51,322,820
Encore Capital Group, Inc. (a)	9,436	168,150
eSpeed, Inc. Class A (a)	4,755	36,376
Financial Federal Corp.	3,300	128,865
Finova Group, Inc. (a)	3,400	207
First Albany Companies, Inc.	1,530	9,134
Imperial Credit Industries, Inc. warrants
1/31/08 (a)	89	0
Instinet Group, Inc.	21,989	109,945
JPMorgan Chase & Co.	813,148	27,557,586
Leucadia National Corp.	16,276	662,759
Medallion Financial Corp.	100	1,077
MicroFinancial, Inc.	100	408
Moody’s Corp.	56,164	2,758,214
Principal Financial Group, Inc.	67,268	3,080,874
The Nasdaq Stock Market, Inc. (a)(d)	15,000	352,500
		90,592,511
Insurance – 4.3%
21st Century Holding Co. (d)	1,244	14,567
21st Century Insurance Group	12,491	185,491
AFLAC, Inc.	110,685	4,783,806
Alfa Corp.	13,600	207,400
Allmerica Financial Corp. (a)	10,400	423,384
Allstate Corp.	149,894	8,425,542
AMBAC Financial Group, Inc.	23,144	1,587,216
American Equity Investment Life
Holding Co. (d)	6,025	67,360
American Financial Group, Inc., Ohio .	12,444	417,247
American Independence Corp. (a)	587	7,654
American International Group, Inc.	518,202	30,677,558
American National Insurance Co.	4,651	516,354
American Physicians Capital, Inc. (a)	2,003	88,553
AmerUs Group Co. (d)	8,791	486,318
Aon Corp.	58,441	1,748,555
Arch Capital Group Ltd. (a)	8,084	351,250
Argonaut Group, Inc. (a)	9,907	246,783
Arthur J. Gallagher & Co. (d)	20,136	575,084
Assurant, Inc.	24,985	932,690
Atlantic American Corp. (a)	100	285
Baldwin & Lyons, Inc. Class B	3,450	89,528
Berkshire Hathaway, Inc. Class A (a)	235	19,540,250

		Shares	Value (Note 1)
Bristol West Holdings, Inc.		11,187	$195,213
Brown & Brown, Inc.		12,690	602,394
Ceres Group, Inc. (a)		9,011	56,048
Cincinnati Financial Corp.		35,092	1,438,070
Citizens Financial Corp., Kentucky (a)	.	200	1,400
Citizens, Inc. Class A (d)		8,022	57,758
Clark, Inc.		1,340	21,788
CNA Financial Corp. (a)		5,284	153,077
CNA Surety Corp. (a)		8,543	106,788
Commerce Group, Inc., Massachusetts	.	6,917	403,399
Conseco, Inc. (a)		31,533	658,409
Crawford & Co. Class B		10,194	74,926
Danielson Holding Corp. (a)		19,950	253,764
Delphi Financial Group, Inc. Class A		9,327	439,302
Donegal Group, Inc. Class B		2,698	52,071
EMC Insurance Group		2,920	52,560
Erie Indemnity Co. Class A		6,123	319,253
FBL Financial Group, Inc. Class A		4,209	126,144
Fidelity National Financial, Inc.		33,213	1,299,293
First Acceptance Corp. (a)(d)		3,950	38,118
First American Corp., California		15,664	651,779
FPIC Insurance Group, Inc. (a)		1,648	57,664
Gainsco, Inc. (a)(d)		2,000	3,500
Genworth Financial, Inc. Class A
(non vtg.) (d)		50,910	1,637,775
Great American Financial Resources,
Inc.		3,327	66,207
Harleysville Group, Inc.		3,500	79,380
Hartford Financial Services Group, Inc.		65,036	4,750,880
HCC Insurance Holdings, Inc.		21,289	567,352
Hilb Rogal & Hobbs Co.		6,901	243,053
Horace Mann Educators Corp.		18,001	352,460
Independence Holding Co.		2,448	43,697
Infinity Property & Casualty Corp.		3,044	98,991
Investors Title Co.		1,058	41,802
Jefferson Pilot Corp.		25,944	1,290,195
Kansas City Life Insurance Co.		1,100	55,924
LandAmerica Financial Group, Inc.		6,128	362,287
Lincoln National Corp.		37,345	1,851,939
Loews Corp.		25,938	2,274,503
Markel Corp. (a)		2,174	706,007
Marsh & McLennan Companies, Inc.		122,830	3,445,382
MBIA, Inc.		30,595	1,773,592
Meadowbrook Insurance Group, Inc. (a)	.	600	3,210
Mercury General Corp.		4,395	258,118
MetLife, Inc.		89,797	4,398,257
National Security Group, Inc.		1,645	31,683
National Western Life Insurance Co.
Class A (a)		488	96,126
Nationwide Financial Services, Inc.
Class A (sub. vtg.)		12,944	499,121
Navigators Group, Inc. (a)		2,148	79,605
Nymagic, Inc.		2,556	61,983
Odyssey Re Holdings Corp. (d)		5,220	131,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
Ohio Casualty Corp.	13,939	$352,099
Old Republic International Corp.	33,117	833,555
Penn Treaty American Corp. (a)	150	1,500
Philadelphia Consolidated Holdings
Corp. (a)	4,100	318,529
Phoenix Companies, Inc.	34,255	410,717
PMA Capital Corp. Class A (a)	5,400	47,520
Presidential Life Corp.	5,318	93,544
ProAssurance Corp. (a)	5,253	231,395
Progressive Corp.	36,851	3,552,805
Protective Life Corp.	14,280	585,908
Prudential Financial, Inc.	118,253	7,611,946
Reinsurance Group of America, Inc.	9,962	427,469
RLI Corp.	4,000	184,400
RTW, Inc. (a)	1,450	14,863
SAFECO Corp.	29,937	1,560,915
Safety Insurance Group, Inc.	3,129	109,765
SCPIE Holding, Inc. (a)	2,045	28,753
Selective Insurance Group, Inc.	8,808	416,971
StanCorp Financial Group, Inc.	6,395	517,036
State Auto Financial Corp.	6,061	184,679
Stewart Information Services Corp.	4,850	233,140
The Chubb Corp.	39,994	3,477,878
The Midland Co.	3,869	122,299
The St. Paul Travelers Companies, Inc. .	150,485	6,472,360
Torchmark Corp.	20,667	1,089,978
Transatlantic Holdings, Inc.	5,642	327,236
Triad Guaranty, Inc. (a)	2,250	95,018
UICI	7,000	216,020
Unico American Corp. (a)	3,435	30,915
United Fire & Casualty Co.	3,976	163,851
Unitrin, Inc.	12,000	554,040
Universal American Financial Corp. (a)	11,700	268,515
UnumProvident Corp.	63,866	1,233,891
USI Holdings Corp. (a)	8,771	107,445
UTG, Inc. (a)	300	1,719
Vesta Insurance Group, Inc. (a)	2,600	5,460
W.R. Berkley Corp.	19,779	701,957
Wesco Financial Corp.	484	171,094
White Mountains Insurance Group Ltd.	1,903	1,255,790
Zenith National Insurance Corp.	3,728	235,423
		137,885,325
Real Estate 2.4%
Aames Investment Corp., Maryland	17,394	128,194
Acadia Realty Trust (SBI)	9,120	161,424
Affordable Residential Communties,
Inc. (d)	13,684	161,745
Agree Realty Corp.	1,490	44,104
Alexanders, Inc. (a)	542	150,351
Alexandria Real Estate Equities, Inc.	4,919	403,112
AMB Property Corp. (SBI)	15,139	671,112

	Shares	Value (Note 1)
AMEN Properties, Inc. (a)	75	$476
American Campus Communities, Inc. (d)	18,143	427,268
American Financial Realty Trust (SBI)	26,856	381,087
American Home Mortgage Investment
Corp.	7,560	241,844
American Land Lease, Inc.	3,001	70,914
American Mortgage Acceptance Co. .	1,588	24,693
American Real Estate Partners LP	2,991	116,051
AmeriVest Properties, Inc. (a)	4,569	18,276
AMLI Residential Properties Trust (SBI) (d)	3,247	102,508
Annaly Mortgage Management, Inc. (d)	26,626	404,715
Anthracite Capital, Inc.	8,614	101,731
Anworth Mortgage Asset Corp.	4,800	42,576
Apartment Investment & Management
Co. Class A	25,341	1,011,106
Arbor Realty Trust, Inc.	15,307	435,331
Archstone Smith Trust	44,166	1,779,890
Arden Realty, Inc.	17,080	651,602
Ashford Hospitality Trust, Inc.	26,680	306,553
Associated Estates Realty Corp.	7,843	77,410
AvalonBay Communities, Inc.	15,854	1,332,370
Bedford Property Investors, Inc.	6,035	139,107
Bimini Mortgage Management, Inc.	8,157	101,799
BioMed Realty Trust, Inc.	16,039	396,644
BNP Residential Properties, Inc.	3,537	53,232
Boston Properties, Inc.	20,251	1,440,859
Boykin Lodging Co. (a)	6,069	79,868
Brandywine Realty Trust (SBI)	11,122	354,792
BRE Properties, Inc. Class A	10,848	449,107
BRT Realty Trust	4,566	106,160
Camden Property Trust (SBI)	10,727	561,022
Capital Automotive (REIT) (SBI)	13,604	487,975
Capital Lease Funding, Inc.	13,883	142,578
Capital Trust, Inc. Class A	8,506	279,932
Capstead Mortgage Corp. (d)	2,634	20,967
CarrAmerica Realty Corp.	17,880	645,289
Catellus Development Corp.	18,301	641,999
CB Richard Ellis Group, Inc. Class A (a)	13,270	647,045
CBL & Associates Properties, Inc. (d)	12,658	536,952
Cedar Shopping Centers, Inc.	10,479	153,832
CenterPoint Properties Trust (SBI)	10,402	438,548
Colonial Properties Trust (SBI)	10,906	480,955
Commercial Net Lease Realty, Inc.	18,845	376,335
Consolidated Tomoka Land Co.	2,369	177,675
Corporate Office Properties Trust (SBI) .	6,900	240,396
Correctional Properties Trust	2,637	77,159
Cousins Properties, Inc.	6,869	208,199
Crescent Real Estate Equities Co.	31,701	622,291
Criimi Mae, Inc. (a)	3,384	62,604
CRT Properties, Inc.	6,200	173,414
Developers Diversified Realty Corp. (d)	20,494	983,507
Digital Realty Trust, Inc.	8,246	156,839
Duke Realty Corp.	34,426	1,127,107
Eastgroup Properties, Inc.	6,213	268,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued

		Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
ECC Capital Corp.		35,669	$167,644
Education Realty Trust, Inc.		7,044	129,962
Entertainment Properties Trust (SBI)		7,556	344,251
Equity Inns, Inc.		10,932	140,476
Equity Lifestyle Properties, Inc.		4,988	225,258
Equity Office Properties Trust		89,125	2,967,863
Equity One, Inc.		12,267	285,576
Equity Residential (SBI)		62,957	2,377,886
Essex Property Trust, Inc.		4,200	369,390
Extra Space Storage, Inc.		20,365	303,846
Federal Realty Investment Trust (SBI)		9,079	562,172
FelCor Lodging Trust, Inc. (a)		7,268	110,837
Fieldstone Investment Corp.		8,500	106,930
First Industrial Realty Trust, Inc.		7,500	284,250
First Potomac Realty Trust		12,120	312,696
First Union Real Estate Equity &
Mortgage Investments (SBI) (a)		983	4,669
Forest City Enterprises, Inc. Class A		17,426	619,669
Franklin Street Properties Corp.		10,340	180,950
Friedman, Billings, Ramsey Group, Inc.
Class A (d)		28,926	338,434
Gables Residential Trust (SBI)		5,800	252,648
General Growth Properties, Inc.		49,912	2,250,532
Getty Realty Corp.		7,503	217,287
Gladstone Commercial Corp.		900	15,120
Glenborough Realty Trust, Inc.		8,600	172,430
Glimcher Realty Trust		6,287	163,462
Global Signal, Inc.		3,622	151,146
GMH Communities Trust		18,812	276,536
Gramercy Capital Corp.		3,996	103,896
Health Care Property Investors, Inc. (d) .		25,580	695,009
Health Care REIT, Inc.		10,591	393,138
Healthcare Realty Trust, Inc. (d)		13,961	540,291
Heritage Property Investment Trust, Inc.		7,067	252,363
Highland Hospitality Corp.		6,812	80,382
Highwoods Properties, Inc. (SBI)		11,942	368,769
Home Properties of New York, Inc. (d)	.	7,166	293,878
HomeBanc Mortgage Corp., Georgia	.	25,009	199,322
Hospitality Properties Trust (SBI)		14,014	607,647
Host Marriott Corp.		73,863	1,291,864
HRPT Properties Trust (SBI)		37,556	480,717
Impac Mortgage Holdings, Inc. (d)		14,479	202,127
Inland Real Estate Corp.		10,753	168,822
Innkeepers USA Trust (SBI)		6,459	101,406
Investors Real Estate Trust		10,700	106,037
iStar Financial, Inc.		18,806	779,885
Jones Lang LaSalle, Inc. (a)		5,250	258,983
Kilroy Realty Corp.		9,900	521,829
Kimco Realty Corp.		33,602	1,062,495
KKR Financial Corp.		7,400	173,086
LaSalle Hotel Properties (SBI)		5,338	180,264

	Shares	Value (Note 1)
Lexington Corporate Properties Trust	9,054	$208,242
Liberty Property Trust (SBI)	16,295	707,203
LTC Properties, Inc.	5,854	118,426
Luminent Mortgage Capital, Inc.	15,498	140,412
Mack Cali Realty Corp.	10,481	461,688
Maguire Properties, Inc.	6,425	187,610
MeriStar Hospitality Corp. (a)	38,369	352,995
MFA Mortgage Investments, Inc.	22,926	154,521
Mid America Apartment Communities,
Inc.	10,561	473,133
Mission West Properties, Inc.	6,896	73,856
Monmouth Real Estate Investment Corp.
Class A	5,400	44,064
MortgageIT Holdings, Inc.	12,406	200,357
National Health Investors, Inc.	8,489	245,926
National Health Realty, Inc.	5,083	101,660
Nationwide Health Properties, Inc.	15,314	358,041
New Century Financial Corp.	12,378	532,130
New Plan Excel Realty Trust	21,703	519,787
Newcastle Investment Corp.	13,959	411,651
Novastar Financial, Inc. (d)	5,208	178,322
Omega Healthcare Investors, Inc.	11,978	159,068
One Liberty Properties, Inc.	3,094	62,994
Pan Pacific Retail Properties, Inc.	7,472	495,169
Parkway Properties, Inc.	2,300	111,182
Pennsylvania Real Estate Investment
Trust (SBI)	12,313	531,306
Plum Creek Timber Co., Inc.	38,267	1,406,312
Post Properties, Inc.	13,012	482,745
Prentiss Properties Trust (SBI)	10,789	414,729
ProLogis	37,911	1,649,508
PS Business Parks, Inc.	5,673	258,122
Public Storage, Inc.	19,350	1,306,512
RAIT Investment Trust (SBI)	3,700	110,593
Ramco Gershenson Properties Trust (SBI) .	5,200	150,904
Rayonier, Inc.	7,996	433,783
Realty Income Corp.	18,481	440,402
Reckson Associates Realty Corp.	15,684	519,925
Redwood Trust, Inc.	3,700	186,147
Regency Centers Corp. (d)	9,300	542,469
Saul Centers, Inc. (d)	2,530	93,205
Saxon Capital, Inc.	9,373	118,756
Senior Housing Properties Trust (SBI)	10,720	203,680
Shurgard Storage Centers, Inc. Class A	11,331	627,737
Simon Property Group, Inc.	46,723	3,554,219
Sizeler Property Investors, Inc. (d)	6,129	72,935
SL Green Realty Corp.	7,936	524,808
Sovran Self Storage, Inc.	3,400	157,760
Spirit Finance Corp.	37,838	403,353
Strategic Hotel Capital, Inc.	16,527	304,758
Sun Communities, Inc.	4,061	137,668
Sunstone Hotel Investors, Inc.	12,888	326,066
Tanger Factory Outlet Centers, Inc.	5,800	160,776
Tarragon Realty Investors, Inc. (a)	3,858	85,416

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	20

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Taubman Centers, Inc.	12,222	$404,548
Tejon Ranch Co. (a)(d)	2,241	114,650
The Macerich Co.	14,041	913,788
The Mills Corp.	10,552	617,714
The St. Joe Co.	15,219	1,144,621
Thornburg Mortgage, Inc. (SBI) (d)	16,119	435,374
Town & Country Trust	5,100	142,800
Trammell Crow Co. (a)	6,244	169,649
Transcontinental Realty Investors,
Inc. (a)(d)	600	12,150
Trizec Properties, Inc.	24,700	553,033
Trustreet Properties, Inc.	10,492	173,013
U Store It Trust	3,335	68,568
United Capital Corp. (a)	1,894	45,835
United Dominion Realty Trust, Inc. (SBI)	34,239	810,780
United Mobile Homes, Inc.	4,571	71,033
Universal Health Realty Income Trust
(SBI)	5,117	176,485
Urstadt Biddle Properties, Inc.	365	6,132
Urstadt Biddle Properties, Inc. Class A .	7,415	128,131
Ventas, Inc.	22,496	700,750
Vornado Realty Trust	22,766	1,958,331
W.P. Carey & Co. LLC	6,483	179,644
Washington Real Estate Investment Trust
(SBI)	11,409	353,907
Weingarten Realty Investors (SBI)	19,550	753,653
Winston Hotels, Inc.	7,079	76,878
		75,587,288
Thrifts & Mortgage Finance – 1.8%
Accredited Home Lenders Holding
Co. (a)(d)	2,591	103,795
Anchor BanCorp Wisconsin, Inc.	7,806	237,849
Astoria Financial Corp.	18,225	509,024
Bank Mutual Corp.	15,096	165,301
BankAtlantic Bancorp, Inc. Class A
(non vtg.)	9,000	153,450
BankUnited Financial Corp. Class A	5,100	120,360
BCSB Bankcorp, Inc.	3,011	41,552
Berkshire Hills Bancorp, Inc.	1,240	39,990
Brookline Bancorp, Inc., Delaware	10,845	167,447
Camco Financial Corp.	404	5,664
Capital Crossing Bank (a)	2,000	74,520
Capitol Federal Financial	4,232	142,872
CFS Bancorp, Inc. (d)	800	11,024
Charter Financial Corp., Georgia (d)	517	17,743
Charter Municipal Mortgage
Acceptance Co.	12,910	284,666
Citizens South Banking Corp. (d)	3,732	46,090
City Bank Lynnwood, Washington	1,594	53,001
Clifton Savings Bancorp, Inc.	14,601	149,514
Coastal Financial Corp. (d)	7,310	110,235
Commercial Capital Bancorp, Inc.	15,540	278,632

		Shares	Value (Note 1)
Commercial Federal Corp.		14,002	$474,808
Corus Bankshares, Inc.		5,600	325,864
Countrywide Financial Corp.		124,355	4,201,955
Dime Community Bancshares, Inc.		7,725	117,497
Doral Financial Corp.		18,000	258,120
Downey Financial Corp.		4,495	284,893
E Loan, Inc. (a)		6,026	24,827
ESB Financial Corp.		5,043	64,147
Fannie Mae		218,154	11,134,580
Farmer Mac Class A (multi vtg.)		700	12,691
Fidelity Bankshares, Inc.		6,982	210,228
First Busey Corp. (d)		2,641	51,315
First Defiance Financial Corp.		3,067	88,514
First Financial Holdings, Inc.		3,500	108,535
First Financial Service Corp.		1,846	52,537
First Niagara Financial Group, Inc.		33,807	479,045
First Place Financial Corp.		3,046	64,636
FirstFed Financial Corp., Delaware (a)	.	3,873	222,891
Flagstar Bancorp, Inc.		7,834	135,137
Flushing Financial Corp.		3,135	54,706
Franklin Bank Corp. (a)		10,118	183,035
Freddie Mac		155,653	9,398,328
Fremont General Corp.		16,514	376,849
Golden West Financial Corp., Delaware		65,251	3,979,658
Greater Delaware Valley Savings Bank		1,542	41,634
Guaranty Federal Bancshares, Inc.		900	22,572
Harbor Florida Bancshares, Inc.		4,705	171,356
Heritage Financial Corp., Washington	.	1,300	28,990
Hingham Institution for Savings		1,466	59,300
Home City Financial Corp.		800	12,320
Home Federal Bancorp		2,206	54,400
Horizon Financial Corp.		4,727	100,827
Hudson City Bancorp, Inc.		147,896	1,848,700
Independence Community Bank Corp.	.	16,871	576,988
IndyMac Bancorp, Inc. (d)		13,431	534,957
ITLA Capital Corp. (a)		900	48,375
KNBT Bancorp, Inc.		11,351	190,129
MAF Bancorp., Inc.		6,431	276,083
MASSBANK Corp.		742	25,710
MGIC Investment Corp.		20,114	1,255,717
NASB Financial, Inc. (d)		1,172	46,646
NetBank, Inc.		7,793	67,487
New York Community Bancorp, Inc.		56,343	990,510
NewAlliance Bancshares, Inc.		28,814	419,244
NewMil Bancorp, Inc.		2,298	69,997
Northwest Bancorp, Inc.		6,200	140,740
OceanFirst Financial Corp.		5,699	132,787
Ocwen Financial Corp. (a)(d)		13,732	94,339
Pacific Premier Bancorp, Inc. (a)		40	493
Pamrapo Bancorp, Inc.		2,741	59,480
Parkvale Financial Corp.		500	14,025
Partners Trust Financial Group, Inc.		15,509	183,782
People’s Bank, Connecticut		20,516	605,017
Peoples Bancorp, Auburn, Indiana		300	5,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
PFF Bancorp, Inc.	7,650	$227,435
PFS Bancorp, Inc.	100	2,260
Provident Financial Holdings, Inc.	1,350	39,623
Provident Financial Services, Inc.	13,171	234,180
Provident New York Bancorp	7,401	88,812
PVF Capital Corp.	4,083	51,813
R&G Financial Corp. Class B	5,100	77,163
Radian Group, Inc. (d)	17,444	892,784
Riverview Bancorp, Inc.	2,511	55,242
Sovereign Bancorp, Inc.	79,362	1,850,722
TF Financial Corp.	1,583	43,976
The PMI Group, Inc.	17,899	724,194
Timberland Bancorp, Inc.	2,452	57,745
Union Community Bancorp	658	17,338
United Community Financial Corp.,
Ohio	5,530	61,438
W Holding Co., Inc.	28,060	277,233
Washington Federal, Inc.	21,759	509,813
Washington Mutual, Inc.	191,449	7,960,449
Webster Financial Corp.	12,478	572,990
Westfield Financial, Inc.	2,266	54,384
Willow Grove Bancorp, Inc.	4,146	63,227
WSFS Financial Corp.	2,374	137,953
		57,096,757

TOTAL FINANCIALS		649,539,700

HEALTH CARE 13.0%
Biotechnology – 2.1%
Aastrom Biosciences, Inc. (a)(d)	1,900	5,301
Abgenix, Inc. (a)	20,350	223,647
Affymetrix, Inc. (a)	12,000	593,880
Albany Molecular Research, Inc. (a)	4,800	80,064
Alexion Pharmaceuticals, Inc. (a)	9,248	264,493
Alkermes, Inc. (a)	31,772	596,678
Alliance Pharmaceutical Corp. (a)	300	48
Amgen, Inc. (a)	286,821	22,916,998
Amylin Pharmaceuticals, Inc. (a)(d)	19,067	624,444
Aphton Corp. (a)(d)	3,000	1,982
Applera Corp.:
– Applied Biosystems Group	44,853	964,340
– Celera Genomics Group (a)	18,037	211,754
Arena Pharmaceuticals, Inc. (a)	5,200	43,524
ARIAD Pharmaceuticals, Inc. (a)	6,185	51,336
ArQule, Inc. (a)	3,400	25,976
Array Biopharma, Inc. (a)	21,015	138,699
Avant Immunotherapeutics, Inc. (a)	2,169	2,841
AVI BioPharma, Inc. (a)(d)	2,700	5,805
Avigen, Inc. (a)	1,600	4,368
Axonyx, Inc. (a)(d)	22,314	28,116
BioCryst Pharmaceuticals, Inc. (a)	1,700	15,028
Biogen Idec, Inc. (a)	75,294	3,173,642

	Shares	Value (Note 1)
BioMarin Pharmaceutical, Inc. (a)	43,947	$379,263
Biopure Corp. Class A (a)(d)	907	1,351
BioSource International, Inc. (a)	2,633	32,965
BioSphere Medical, Inc. (a)	800	4,320
BioTime, Inc. (a)(d)	400	196
Boston Life Sciences, Inc. (a)(d)	1,080	2,549
Caliper Life Sciences, Inc. (a)	4,716	30,937
Cambrex Corp.	2,830	53,827
Celgene Corp. (a)(d)	38,361	1,925,722
Cell Genesys, Inc. (a)(d)	5,600	33,264
Cell Therapeutics, Inc. (a)(d)	4,949	12,669
Cephalon, Inc. (a)(d)	14,328	580,571
Cepheid, Inc. (a)	4,999	37,493
Charles River Laboratories
International, Inc. (a)	14,251	724,236
Chiron Corp. (a)(d)	22,529	820,957
Ciphergen Biosystems, Inc. (a)	2,209	3,976
Cryo Cell International, Inc. (a)	8,023	23,347
Cubist Pharmaceuticals, Inc. (a)	16,366	295,734
CuraGen Corp. (a)(d)	4,779	20,884
CV Therapeutics, Inc. (a)(d)	10,344	281,046
Cytogen Corp. (a)	370	1,624
Cytokinetics, Inc. (a)	12,030	97,443
Dendreon Corp. (a)(d)	18,158	105,316
Digene Corp. (a)	2,716	78,547
Discovery Partners International, Inc. (a)	214	631
Diversa Corp. (a)	6,100	29,036
DOV Pharmaceutical, Inc. (a)(d)	2,861	42,972
Dyax Corp. (a)	9,586	51,956
Embrex, Inc. (a)	2,200	28,226
Encysive Pharmaceuticals, Inc. (a)	14,400	178,272
EntreMed, Inc. (a)(d)	3,700	9,398
Enzo Biochem, Inc.	5,106	80,879
Enzon Pharmaceuticals, Inc. (a)	4,594	32,112
Exact Sciences Corp. (a)	3,245	8,015
Exelixis, Inc. (a)	12,268	91,887
Eyetech Pharmaceuticals, Inc. (a)	6,840	125,035
Genaera Corp. (a)(d)	7,533	19,134
Gene Logic, Inc. (a)	4,200	21,252
Genelabs Technologies, Inc. (a)(d)	9,800	5,880
Genentech, Inc. (a)	105,905	9,948,716
Genitope Corp. (a)(d)	11,809	94,826
Genta, Inc. (a)	23,275	24,672
GenVec, Inc. (a)	17,041	43,966
Genzyme Corp. (a)	60,284	4,290,412
Geron Corp. (a)(d)	33,352	361,869
Gilead Sciences, Inc. (a)	95,836	4,120,948
GTC Biotherapeutics, Inc. (a)(d)	4,100	7,052
Harvard Bioscience, Inc. (a)	786	2,287
Hemispherx Biopharma, Inc. (a)(d)	800	1,352
Human Genome Sciences, Inc. (a)(d)	30,411	392,606
ICOS Corp. (a)	10,865	283,902
Idenix Pharmaceuticals, Inc. (a)(d)	3,770	80,188
IDM Pharma, Inc. (a)(d)	442	2,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Illumina, Inc. (a)	2,200	$26,840
ImClone Systems, Inc. (a)	15,006	490,996
Immune Response Corp. (a)(d)	1,525	793
ImmunoGen, Inc. (a)	2,572	16,332
Immunomedics, Inc. (a)(d)	5,227	9,200
Incyte Corp. (a)	25,016	184,118
Indevus Pharmaceuticals, Inc. (a)(d)	8,080	21,493
InterMune, Inc. (a)(d)	3,546	56,842
Introgen Therapeutics, Inc. (a)(d)	5,766	33,904
Invitrogen Corp. (a)(d)	12,195	1,033,282
Isis Pharmaceuticals, Inc. (a)(d)	7,200	36,360
Kendle International, Inc. (a)	2,900	70,180
Kosan Biosciences, Inc. (a)	1,712	12,583
La Jolla Pharmaceutical Co. (a)(d)	10,419	8,752
Large Scale Biology Corp. (a)(d)	500	435
Lexicon Genetics, Inc. (a)	5,448	24,244
Ligand Pharmaceuticals, Inc. Class B (a)	15,564	122,177
Luminex Corp. (a)	2,179	22,139
MannKind Corp. (a)(d)	11,612	150,492
Martek Biosciences (a)(d)	8,435	430,185
Maxim Pharmaceuticals, Inc. (a)(d)	1,500	2,010
Maxygen, Inc. (a)	5,600	49,784
Medarex, Inc. (a)(d)	25,798	259,270
MedImmune, Inc. (a)	61,859	1,851,440
Millennium Pharmaceuticals, Inc. (a)(d)	69,267	693,363
Myriad Genetics, Inc. (a)(d)	10,926	216,007
Nabi Biopharmaceuticals (a)	10,423	140,398
Nanogen, Inc. (a)(d)	1,100	3,718
Nektar Therapeutics (a)	19,726	336,920
Neopharm, Inc. (a)(d)	3,269	43,968
NeoRX Corp. (a)(d)	4,739	4,786
Neose Technologies, Inc. (a)	1,356	3,417
Neurocrine Biosciences, Inc. (a)(d)	6,873	314,783
Neurogen Corp. (a)	500	3,350
Northfield Laboratories, Inc. (a)(d)	9,454	128,007
Novavax, Inc. (a)(d)	5,764	8,704
NPS Pharmaceuticals, Inc. (a)	5,449	54,327
Nuvelo, Inc. (a)	1,431	13,423
ONYX Pharmaceuticals, Inc. (a)	7,174	142,906
Orchid Cellmark, Inc. (a)	3,164	28,476
Orthologic Corp. (a)	7,445	31,418
Oscient Pharmaceuticals Corp. (a)(d)	5,546	12,756
OSI Pharmaceuticals, Inc. (a)	11,998	393,534
Palatin Technologies, Inc. (a)	11,411	22,137
Peregrine Pharmaceuticals, Inc. (a)	8,337	9,171
Pharmacopeia Drug Discovery, Inc. (a)	2,082	7,641
Pharmacyclics, Inc. (a)(d)	4,032	36,248
Pharmion Corp. (a)(d)	5,030	124,996
PRAECIS Pharmaceuticals, Inc. (a)(d)	8,753	5,164
Progenics Pharmaceuticals, Inc. (a)	2,119	49,966
Protein Design Labs, Inc. (a)	31,187	833,940

		Shares	Value (Note 1)
Regeneron Pharmaceuticals, Inc. (a)		12,628	$94,331
Renovis, Inc. (a)(d)		8,456	112,127
Repligen Corp. (a)		5,105	19,961
Rigel Pharmaceuticals, Inc. (a)		7,216	145,258
Sangamo Biosciences, Inc. (a)		1,300	5,525
Savient Pharmaceuticals, Inc. (a)		6,200	25,048
SciClone Pharmaceuticals, Inc. (a)(d)		6,560	33,718
Seattle Genetics, Inc. (a)		6,835	40,121
Sequenom, Inc. (a)(d)		7,440	5,580
Serologicals Corp. (a)		14,917	354,875
Sirna Therapeutics, Inc. (a)(d)		9,506	38,594
Solexa, Inc. (a)(d)		50	272
Sonus Pharmaceuticals, Inc. (a)(d)		200	996
StemCells, Inc. (a)(d)		6,132	33,419
Tanox, Inc. (a)		5,060	66,741
Tapestry Pharmaceuticals, Inc. (a)		6,300	2,734
Targeted Genetics Corp. (a)		2,723	1,688
Techne Corp. (a)		8,507	484,644
Telik, Inc. (a)		11,107	169,937
Third Wave Technologies, Inc. (a)		7,202	37,018
Titan Pharmaceuticals, Inc. (a)(d)		1,300	2,470
Transgenomic, Inc. (a)		1,800	1,908
Trimeris, Inc. (a)		2,400	27,576
United Therapeutics Corp. (a)		3,755	263,639
Vertex Pharmaceuticals, Inc. (a)		20,829	383,254
Vical, Inc. (a)		1,900	9,044
Vicuron Pharmaceuticals, Inc. (a)(d)		17,057	491,412
Vion Pharmaceuticals, Inc. (a)		4,500	12,780
Viragen, Inc. (a)(d)		1,410	959
ViroLogic, Inc. (a)		16,850	41,114
ViroPharma, Inc. (a)(d)		4,741	79,838
XOMA Ltd. (a)(d)		11,000	16,060
Zymogenetics, Inc. (a)		13,884	233,807
			67,714,844
Health Care Equipment & Supplies	2.4%
Abaxis, Inc. (a)		4,040	46,339
Abiomed, Inc. (a)(d)		4,599	46,082
Advanced Medical Optics, Inc. (a)		15,398	606,065
Advanced Neuromodulation Systems,
Inc. (a)(d)		3,216	165,592
Aksys Ltd. (a)(d)		2,300	5,106
Align Technology, Inc. (a)(d)		12,048	82,047
American Medical Systems Holdings,
Inc. (a)		23,426	480,233
Analogic Corp.		2,200	109,670
Animas Corp. (a)(d)		9,372	163,073
Arrow International, Inc.		6,467	191,423
Arthrocare Corp. (a)(d)		3,607	131,187
Aspect Medical Systems, Inc. (a)		4,015	121,895
Atrion Corp.		200	13,108
Bausch & Lomb, Inc.		11,293	855,896
Baxter International, Inc.		138,891	5,601,474
Beckman Coulter, Inc.		13,423	748,869
Becton, Dickinson & Co.		52,248	2,749,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Equipment & Supplies – continued
Bio Rad Laboratories, Inc. Class A (a) .	322	$17,774
BioLase Technology, Inc. (d)	3,357	18,799
Biomet, Inc.	50,453	1,861,211
Biosite, Inc. (a)	5,103	305,108
BioVeris Corp. (a)(d)	5,668	31,401
Boston Scientific Corp. (a)	132,356	3,557,729
Bruker BioSciences Corp. (a)	12,425	54,173
C.R. Bard, Inc.	22,235	1,430,378
Candela Corp. (a)	4,492	44,516
Cantel Medical Corp. (a)	9,146	190,237
Cardiac Science, Inc. (a)(d)	11,725	13,015
Cardiodynamics International
Corp. (a)(d)	8,210	11,166
Cardiogenesis Corp. (a)(d)	300	147
Cerus Corp. (a)	3,000	20,280
Cholestech Corp. (a)	2,955	30,437
Clarient, Inc. (a)(d)	3,500	5,775
Conceptus, Inc. (a)(d)	3,357	35,181
CONMED Corp. (a)	4,900	143,374
Conor Medsystems, Inc.	21,392	422,492
Cooper Companies, Inc.	9,133	626,250
Curon Medical, Inc. (a)(d)	9,985	4,294
Cyberonics, Inc. (a)	3,730	142,784
Cygnus, Inc. (a)(d)	12,300	1,501
Cytyc Corp. (a)	27,272	680,436
Dade Behring Holdings, Inc.	20,550	751,925
Datascope Corp.	2,900	93,815
DENTSPLY International, Inc.	15,752	834,383
Diagnostic Products Corp.	5,861	316,494
DiaSys Corp. (a)	2,600	572
Dionex Corp. (a)	3,300	173,910
DJ Orthopedics, Inc. (a)	6,919	192,002
Edwards Lifesciences Corp. (a)	12,817	563,948
Encore Medical Corp. (a)	8,288	45,833
Epix Pharmaceuticals, Inc. (a)(d)	3,458	29,497
Exactech, Inc. (a)	2,290	31,602
Fisher Scientific International, Inc. (a)	24,738	1,595,106
Fonar Corp. (a)	20,925	22,808
Foxhollow Technologies, Inc. (d)	2,656	121,910
Gen Probe, Inc. (a)	12,054	548,698
Greatbatch, Inc. (a)	3,200	80,000
Guidant Corp.	71,646	5,061,073
Haemonetics Corp. (a)	7,964	353,920
Hillenbrand Industries, Inc.	12,334	613,863
Hologic, Inc. (a)	3,770	181,827
Hospira, Inc. (a)	34,107	1,358,823
I Flow Corp. (a)(d)	9,419	135,068
ICU Medical, Inc. (a)(d)	2,550	77,444
IDEXX Laboratories, Inc. (a)	7,417	474,985
Immucor, Inc. (a)	11,980	283,567
Implant Sciences Corp. (a)(d)	200	1,270

	Shares	Value (Note 1)
INAMED Corp. (a)	8,339	$604,578
Integra LifeSciences Holdings Corp. (a)	4,000	138,320
Intermagnetics General Corp. (a)	4,575	133,636
IntraLase Corp.	656	12,313
Intuitive Surgical, Inc. (a)	10,288	765,427
Invacare Corp.	4,954	206,086
Inverness Medical Innovations, Inc. (a) .	10,197	290,615
IRIS International, Inc. (a)	7,093	123,347
IVAX Diagnostics, Inc. (a)	3,600	14,040
Kensey Nash Corp. (a)(d)	1,410	42,723
Kewaunee Scientific Corp.	1,601	14,201
Kinetic Concepts, Inc. (a)	11,653	638,584
Kyphon, Inc. (a)	9,116	403,748
Laserscope, Inc. (a)(d)	3,916	114,543
LifeCell Corp. (a)	5,000	119,900
Med Design Corp. (a)(d)	2,700	1,512
Medical Action Industries, Inc. (a)	2,800	47,936
Medtronic, Inc.	272,564	15,536,148
Mentor Corp.	7,200	378,720
Merit Medical Systems, Inc. (a)	3,204	55,974
Micro Therapeutics, Inc. (a)	5,700	33,288
Microtek Medical Holdings, Inc. (a)	9,444	33,054
Millipore Corp. (a)	14,628	935,461
Molecular Devices Corp. (a)	2,702	56,364
Neogen Corp. (a)	1,625	26,244
Neoprobe Corp. (a)	100	28
New Brunswick Scientific, Inc. (a)	3,243	18,420
North American Scientific, Inc. (a)	2,705	6,357
Novoste Corp. (a)	3,406	2,384
NuVasive, Inc. (a)	299	5,687
OraSure Technologies, Inc. (a)	3,529	32,714
Osteotech, Inc. (a)	2,870	16,015
Palomar Medical Technologies, Inc. (a)(d)	9,049	219,076
PerkinElmer, Inc.	23,696	490,507
PLC Systems, Inc. (a)	400	200
PolyMedica Corp.	4,741	169,491
Possis Medical, Inc. (a)	3,100	40,393
Precision Optics Corp., Inc. (a)	650	397
Quidel Corp. (a)	6,286	51,168
Regeneration Technologies, Inc. (a)	2,516	23,273
ResMed, Inc. (a)(d)	6,602	477,589
Respironics, Inc. (a)	15,526	607,998
Retractable Technologies, Inc. (a)(d)	5,112	22,493
Sonic Innovations, Inc. (a)	3,300	16,599
SonoSight, Inc. (a)	1,170	41,886
St. Jude Medical, Inc. (a)	80,807	3,709,041
Staar Surgical Co. (a)	3,331	17,021
Steris Corp.	15,648	390,261
Strategic Diagnostics, Inc. (a)	3,100	11,656
Stryker Corp.	63,165	3,445,651
SurModics, Inc. (a)(d)	2,500	92,850
Sybron Dental Specialties, Inc. (a)	7,841	303,996
Symmetry Medical, Inc.	11,788	295,879
Synovis Life Technologies, Inc. (a)	1,000	9,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Equipment & Supplies – continued
Theragenics Corp. (a)	1,300	$4,030
Thermo Electron Corp. (a)	37,424	1,044,130
Thoratec Corp. (a)	7,700	126,049
TriPath Imaging, Inc. (a)	4,200	33,306
Urologix, Inc. (a)	3,800	16,910
Varian Medical Systems, Inc. (a)	32,759	1,304,463
Varian, Inc. (a)	8,355	297,438
Vasomedical, Inc. (a)	14,900	9,059
Ventana Medical Systems, Inc. (a)	9,905	401,053
Viasys Healthcare, Inc. (a)	4,892	131,742
Vital Signs, Inc.	1,338	60,170
Waters Corp. (a)	27,611	1,255,472
West Pharmaceutical Services, Inc.	12,289	348,393
Wright Medical Group, Inc. (a)	4,700	113,599
Young Innovations, Inc.	2,100	73,311
Zimmer Holdings, Inc. (a)	55,526	4,562,571
Zoll Medical Corp. (a)	1,593	42,485
		76,779,945
Health Care Providers & Services 3.0%
A.D.A.M., Inc. (a)	1,800	10,530
Accelrys, Inc. (a)	4,164	22,527
Aetna, Inc.	66,011	5,259,096
Alliance Imaging, Inc. (a)	4,463	41,193
Allscripts Healthcare Solutions, Inc. (a)(d) .	3,266	58,069
Amedisys, Inc. (a)(d)	5,851	228,891
American Healthways, Inc. (a)	9,126	398,806
American Retirement Corp. (a)	17,881	326,328
AMERIGROUP Corp. (a)	9,870	337,159
AmerisourceBergen Corp.	24,562	1,834,045
AMICAS, Inc. (a)	8,154	45,255
AMN Healthcare Services, Inc. (a)	4,609	71,255
AmSurg Corp. (a)	5,619	156,433
Andrx Corp. (a)	16,643	301,738
Apria Healthcare Group, Inc. (a)	11,154	381,801
Beverly Enterprises, Inc. (a)(d)	17,069	214,216
BioScrip, Inc. (a)	7,133	45,081
BriteSmile, Inc. (a)(d)	465	572
Cardinal Health, Inc.	98,172	5,852,033
Caremark Rx, Inc. (a)	101,951	4,764,170
Centene Corp. (a)	13,046	397,642
Cerner Corp. (a)(d)	5,257	414,041
Chemed Corp. New	9,456	382,590
CIGNA Corp.	29,657	3,420,045
Claimsnet.com, Inc. (a)	3,100	388
Community Health Systems, Inc. (a)	18,582	684,375
Computer Programs & Systems, Inc.	2,132	70,527
Corvel Corp. (a)	1,652	39,103
Covance, Inc. (a)	14,270	746,321
Coventry Health Care, Inc. (a)	21,670	1,733,600
Cross Country Healthcare, Inc. (a)	5,888	114,227
Cryolife, Inc. (a)	3,671	28,634

	Shares	Value (Note 1)
Curative Health Services, Inc. (a)(d)	2,132	$4,818
DaVita, Inc. (a)	21,556	989,636
Dendrite International, Inc. (a)	6,077	110,054
Eclipsys Corp. (a)	6,205	104,740
eResearchTechnology, Inc. (a)	7,105	109,559
Express Scripts, Inc. (a)	27,424	1,586,753
Five Star Quality Care, Inc. (a)	325	2,434
Genesis HealthCare Corp. (a)	8,848	354,805
Gentiva Health Services, Inc. (a)	7,227	136,879
Hanger Orthopedic Group, Inc. (a)	2,863	22,933
HCA, Inc.	94,039	4,636,123
Health Management Associates, Inc.
Class A	46,565	1,132,461
Health Net, Inc. (a)(d)	26,128	1,204,762
HealthExtras, Inc. (a)	5,684	117,943
HealthTronics Surgical Services, Inc. (a)	6,799	75,741
Henry Schein, Inc. (a)	17,888	745,751
HMS Holdings Corp. (a)	400	2,832
Hooper Holmes, Inc.	6,105	25,763
Humana, Inc. (a)	34,672	1,669,804
IDX Systems Corp. (a)	4,961	157,264
IMS Health, Inc.	49,674	1,351,133
Kindred Healthcare, Inc. (a)	6,240	190,944
LabOne, Inc. (a)	2,500	108,075
Laboratory Corp. of America
Holdings (a)	27,444	1,353,538
LCA Vision, Inc.	2,400	98,520
Lifeline Systems, Inc. (a)	3,400	114,988
LifePoint Hospitals, Inc. (a)	12,602	573,139
Lincare Holdings, Inc. (a)	20,113	851,584
Magellan Health Services, Inc. (a)	6,443	228,404
Manor Care, Inc.	17,936	707,934
Matria Healthcare, Inc. (a)	3,600	130,500
McKesson Corp.	64,552	3,012,642
Medcath Corp. (a)	3,100	76,911
Medco Health Solutions, Inc. (a)	67,542	3,327,794
Medical Staffing Network Holdings,
Inc. (a)	4,000	23,120
Medicore, Inc. (a)	3,700	43,105
Merge Technologies, Inc. (a)(d)	9,500	177,175
Molina Healthcare, Inc. (a)	2,918	79,457
National Healthcare Corp.	2,005	72,681
NDCHealth Corp.	9,190	172,864
OCA, Inc. (a)(d)	5,121	6,657
Odyssey Healthcare, Inc. (a)	5,400	90,180
Omnicare, Inc.	23,064	1,212,013
Omnicell, Inc. (a)	1,700	15,385
Option Care, Inc. (d)	6,289	85,027
Owens & Minor, Inc.	11,045	316,550
PacifiCare Health Systems, Inc. (a)	19,260	1,451,819
PAREXEL International Corp. (a)	4,700	91,086
Patterson Companies, Inc. (a)	25,710	1,029,943
PDI, Inc. (a)	1,330	18,647
Pediatrix Medical Group, Inc. (a)	4,263	316,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

		Shares	Value (Note 1)

HEALTH CARE continued
Health Care Providers & Services continued
Per Se Technologies, Inc. (a)(d)		8,579	$165,403
Pharmaceutical Product Development,
Inc. (a)		10,413	585,940
PRA International		5,097	149,852
Priority Healthcare Corp. Class B (a)		9,574	267,019
ProxyMed, Inc. (a)		63	323
PSS World Medical, Inc. (a)		12,500	181,125
Psychiatric Solutions, Inc. (a)		6,886	329,151
Quest Diagnostics, Inc.		32,768	1,637,745
RehabCare Group, Inc. (a)		2,600	58,422
Renal Care Group, Inc. (a)(d)		14,179	667,689
ResCare, Inc. (a)		2,400	36,120
Rural/Metro Corp. (a)		6,200	61,814
SFBC International, Inc. (a)		4,652	189,197
Sierra Health Services, Inc. (a)		7,358	495,193
Specialty Laboratories, Inc. (a)		4,100	45,592
SRI/Surgical Express, Inc. (a)		900	6,228
Sunrise Senior Living, Inc. (a)		3,761	223,366
Symbion, Inc. (a)		10,712	286,760
Tenet Healthcare Corp. (a)		116,486	1,418,799
Triad Hospitals, Inc. (a)		19,069	917,982
Tripos, Inc. (a)		2,100	8,946
TriZetto Group, Inc. (a)		14,245	223,504
U.S. Physical Therapy, Inc. (a)		2,575	48,616
United Surgical Partners International,
Inc. (a)		10,744	411,603
UnitedHealth Group, Inc.		286,656	14,762,784
Universal Health Services, Inc. Class B	.	10,290	525,922
VCA Antech, Inc. (a)		17,470	419,105
Ventiv Health, Inc. (a)		4,733	107,439
VistaCare, Inc. Class A (a)		2,867	49,255
WebMD Corp. (a)(d)		70,089	768,175
Wellcare Health Plans, Inc. (a)		6,400	240,640
WellChoice, Inc. (a)(d)		6,291	447,290
WellPoint, Inc. (a)		139,052	10,324,611
			94,961,187
Pharmaceuticals 5.5%
Abbott Laboratories		351,339	15,855,929
Acusphere, Inc. (a)(d)		2,800	16,240
Adolor Corp. (a)		4,908	46,920
Advancis Pharmaceutical Corp. (a)(d)	.	2,800	2,576
Allergan, Inc.		30,165	2,776,688
Alpharma, Inc. Class A		11,537	307,115
American Pharmaceutical Partners,
Inc. (a)(d)		7,436	341,907
Antigenics, Inc. (a)(d)		5,388	29,580
Atherogenics, Inc. (a)(d)		5,741	101,960
AVANIR Pharmaceuticals Class A (a)(d)		4,197	15,487

	Shares	Value (Note 1)
Barr Pharmaceuticals, Inc. (a)	20,280	$924,971
Bentley Pharmaceuticals, Inc. (a)	2,459	28,156
Bradley Pharmaceuticals, Inc. (a)(d)	1,679	17,865
Bristol Myers Squibb Co.	440,299	10,774,117
CNS., Inc.	6,781	178,408
Collagenex Pharmaceuticals, Inc. (a)	2,200	20,196
Columbia Laboratories, Inc. (a)(d)	6,021	16,859
Connetics Corp. (a)	5,182	98,769
Cypress Bioscience, Inc. (a)	2,737	37,661
DepoMed, Inc. (a)(d)	6,847	36,015
Discovery Laboratories, Inc. (a)(d)	3,800	23,712
Durect Corp. (a)(d)	8,100	48,195
Eli Lilly & Co.	217,541	11,969,106
Emisphere Technologies, Inc. (a)	3,300	10,560
Endo Pharmaceuticals Holdings, Inc. (a)	19,362	580,860
First Horizon Pharmaceutical Corp. (a)(d)	5,254	108,600
Forest Laboratories, Inc. (a)	81,320	3,610,608
Guilford Pharmaceuticals, Inc. (a)(d)	5,365	19,851
Hi Tech Pharmacal Co., Inc. (a)	1,125	27,698
Hollis Eden Pharmaceuticals, Inc. (a)	1,300	10,400
Immtech International, Inc. (a)(d)	1,200	13,632
InKine Pharmaceutical, Inc. (a)	5,100	17,952
Inspire Pharmaceuticals, Inc. (a)	14,671	131,305
IntraBiotics Pharmaceuticals, Inc. (a)(d)	83	302
IVAX Corp. (a)	48,890	1,266,251
Johnson & Johnson	670,057	42,474,913
King Pharmaceuticals, Inc. (a)	47,748	701,896
Kos Pharmaceuticals, Inc. (a)(d)	6,000	408,720
KV Pharmaceutical Co. Class A (a)	7,618	129,963
MacroChem Corp. (a)(d)	11,973	2,395
Matrixx Initiatives, Inc. (a)	3,106	40,999
Medicines Co. (a)	11,081	245,112
Medicis Pharmaceutical Corp. Class A .	12,693	431,689
Merck & Co., Inc.	503,741	14,220,608
MGI Pharma, Inc. (a)(d)	16,101	434,083
Mylan Laboratories, Inc.	52,568	966,726
NitroMed, Inc. (a)(d)	5,916	111,576
Noven Pharmaceuticals, Inc. (a)	3,292	54,845
Pain Therapeutics, Inc. (a)(d)	2,439	15,000
Par Pharmaceutical Companies, Inc. (a)	7,763	187,632
Penwest Pharmaceuticals Co. (a)(d)	2,797	40,920
Perrigo Co.	23,511	336,913
Pfizer, Inc.	1,705,250	43,432,718
Pharmos Corp. (a)	2,500	5,100
Pozen, Inc. (a)	2,637	23,522
Salix Pharmaceuticals Ltd. (a)(d)	11,110	226,422
Santarus, Inc. (a)(d)	12,251	70,198
Schering Plough Corp.	338,815	7,254,029
Sepracor, Inc. (a)(d)	25,228	1,266,446
Spectrum Pharmaceuticals, Inc. (a)(d)	192	929
SuperGen, Inc. (a)	5,699	38,525
Theravance, Inc.	8,600	176,386
Valeant Pharmaceuticals International .	17,693	353,506
Vivus, Inc. (a)(d)	7,556	28,411

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	26

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Pharmaceuticals – continued
Watson Pharmaceuticals, Inc. (a)	27,911	$962,371
Wyeth	299,206	13,700,643
Zila, Inc. (a)	4,200	14,868
		177,824,515

TOTAL HEALTH CARE		417,280,491

INDUSTRIALS – 9.9%
Aerospace & Defense – 1.8%
AAR Corp. (a)	5,766	101,482
AeroCentury Corp. (a)	800	2,944
Alliant Techsystems, Inc. (a)	8,470	651,597
Applied Signal Technology, Inc.	1,900	36,271
Armor Holdings, Inc. (a)	6,884	291,950
Astronics Corp. (a)	2,300	21,574
Aviall, Inc. (a)	8,724	296,703
BE Aerospace, Inc. (a)	13,931	220,946
Ceradyne, Inc. (a)	3,330	105,161
Cubic Corp. (d)	4,719	87,066
Curtiss Wright Corp.	6,106	394,203
DHB Industries, Inc. (a)(d)	8,958	41,028
DRS Technologies, Inc.	7,954	409,233
Ducommun, Inc. (a)	2,600	53,950
EDO Corp.	3,300	92,697
Engineered Support Systems, Inc.	11,064	377,282
Esterline Technologies Corp. (a)	8,006	349,462
GenCorp, Inc. (non vtg.) (a)(d)	8,900	167,765
General Dynamics Corp.	37,277	4,271,571
Goodrich Corp.	27,167	1,244,792
Heico Corp. Class A	4,932	91,242
Herley Industries, Inc. (a)	3,031	63,409
Hexcel Corp. (a)	10,048	195,434
Honeywell International, Inc.	179,551	6,873,212
Irvine Sensors Corp. (a)(d)	430	1,148
Kaman Corp. Class A	3,803	91,234
KVH Industries, Inc. (a)(d)	1,539	15,682
L 3 Communications Holdings, Inc.	25,084	2,053,878
Ladish Co., Inc. (a)	4,837	87,114
Lockheed Martin Corp.	76,608	4,768,082
Mercury Computer Systems, Inc. (a)	3,219	84,112
Moog, Inc. Class A (a)	6,493	204,594
MTC Technologies, Inc. (a)	2,500	85,400
Northrop Grumman Corp.	76,782	4,306,702
Orbital Sciences Corp. (a)	7,700	92,246
Precision Castparts Corp.	13,960	1,349,653
Raytheon Co.	104,749	4,108,256
Rockwell Collins, Inc.	34,344	1,652,977
Sequa Corp. Class A (a)	3,474	237,969
Sypris Solutions, Inc.	2,700	32,400
Teledyne Technologies, Inc. (a)	8,359	322,908
The Boeing Co.	167,003	11,192,541

	Shares	Value (Note 1)
Triumph Group, Inc. (a)	5,105	$200,473
United Industrial Corp.	3,200	108,736
United Technologies Corp.	212,794	10,639,700
		58,076,779
Air Freight & Logistics – 0.6%
ABX Air, Inc. (a)	14,266	116,268
C.H. Robinson Worldwide, Inc.	18,094	1,117,305
EGL, Inc. (a)	7,073	177,462
Expeditors International of Washington,
Inc.	22,856	1,268,737
FedEx Corp.	63,022	5,132,512
Forward Air Corp.	5,850	206,388
Hub Group, Inc. Class A (a)	7,324	236,199
Pacer International, Inc. (a)	6,536	171,505
Ryder System, Inc.	15,494	543,684
United Parcel Service, Inc. Class B	128,522	9,110,925
		18,080,985
Airlines – 0.1%
AirTran Holdings, Inc. (a)(d)	17,335	179,071
Alaska Air Group, Inc. (a)	3,800	128,136
America West Holding Corp.
Class B (a)(d)	5,789	40,755
AMR Corp. (a)(d)	28,439	358,047
Continental Airlines, Inc. Class B (a)(d) .	17,076	228,306
Delta Air Lines, Inc. (a)(d)	17,558	20,367
ExpressJet Holdings, Inc. Class A (a)	6,752	64,212
FLYi, Inc. (a)(d)	6,900	2,139
Frontier Airlines, Inc. (a)	5,731	62,181
Great Lakes Aviation Ltd. (a)	200	140
JetBlue Airways Corp. (a)(d)	21,380	407,289
MAIR Holdings, Inc. (a)	5,296	47,134
Mesa Air Group, Inc. (a)	6,156	48,632
Midwest Air Group, Inc. (a)(d)	400	964
Northwest Airlines Corp. (a)(d)	11,900	59,857
Pinnacle Airlines Corp. (a)(d)	9,920	95,827
Republic Airways Holdings, Inc. (a)	12,142	162,946
SkyWest, Inc.	12,324	292,202
Southwest Airlines Co.	152,188	2,027,144
UAL Corp. (a)(d)	10,300	13,802
		4,239,151
Building Products – 0.2%
Aaon, Inc. (a)	2,245	40,679
American Standard Companies, Inc.	39,346	1,794,178
American Woodmark Corp.	2,800	105,000
Ameron International Corp.	600	25,476
Apogee Enterprises, Inc.	6,451	103,603
Armstrong Holdings, Inc. (a)(d)	6,800	17,884
ElkCorp	9,004	320,542
Griffon Corp. (a)	5,280	135,379
International Smart Sourcing, Inc. (a)	2,500	750
Jacuzzi Brands, Inc. (a)	13,065	107,525
Lennox International, Inc.	18,781	458,069
Masco Corp.	96,151	2,949,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

INDUSTRIALS – continued
Building Products – continued
NCI Building Systems, Inc. (a)	3,382	$127,501
Owens Corning (a)(d)	3,370	18,131
Patrick Industries, Inc. (a)	600	5,406
PW Eagle, Inc. (a)(d)	700	4,816
Quixote Corp.	700	16,107
Simpson Manufacturing Co. Ltd.	7,308	272,077
Trex Co., Inc. (a)	1,400	33,754
Universal Forest Products, Inc.	2,769	150,717
USG Corp. (a)	6,027	378,797
Water Pik Technologies, Inc. (a)	2,441	48,088
York International Corp.	8,938	512,862
		7,627,254
Commercial Services & Supplies 1.2%
Ablest, Inc. (a)	1,000	8,890
ABM Industries, Inc.	7,481	148,348
ACCO Brands Corp. (a)	10,591	276,425
Adesa, Inc.	20,108	458,462
Administaff, Inc.	4,813	173,124
Advisory Board Co. (a)	2,400	125,352
Allied Waste Industries, Inc. (a)	55,202	440,512
Angelica Corp.	2,100	46,389
APAC Customer Services, Inc. (a)	4,300	3,440
Aramark Corp. Class B	30,440	831,621
Asset Acceptance Capital Corp. (a)	6,300	181,881
Avery Dennison Corp.	21,046	1,124,698
Banta Corp.	6,386	312,595
Barrett Business Services, Inc. (a)	2,100	43,302
Bowne & Co., Inc.	5,206	73,925
Brady Corp. Class A	11,908	371,649
Butler International, Inc. (a)	1,300	4,940
Casella Waste Systems, Inc. Class A (a)	2,426	32,120
CBIZ, Inc. (a)	8,370	38,837
CDI Corp.	5,992	161,484
Cendant Corp.	236,768	4,815,861
Central Parking Corp.	6,193	98,407
Cenveo, Inc. (a)	2,267	21,854
ChoicePoint, Inc. (a)	19,249	826,360
Cintas Corp.	28,271	1,166,179
Clean Harbors, Inc. (a)(d)	3,500	97,650
Coinstar, Inc. (a)	2,900	55,651
Comsys IT Partners, Inc. (a)	36	407
Consolidated Graphics, Inc. (a)	2,700	104,247
Copart, Inc. (a)	16,143	398,571
Cornell Companies, Inc. (a)	1,400	20,076
Corporate Executive Board Co.	9,313	752,211
Correctional Services Corp. (a)	27	157
Corrections Corp. of America (a)	8,596	340,402
CoStar Group, Inc. (a)	4,571	213,740
CRA International, Inc. (a)	1,135	53,334
Deluxe Corp.	13,718	545,153
DiamondCluster International, Inc. (a) .	5,700	57,456

		Shares	Value (Note 1)
Dun & Bradstreet Corp. (a)		12,970	$825,800
Duratek, Inc. (a)		4,075	85,453
Ennis, Inc.		3,703	64,432
Equifax, Inc.		28,539	942,929
First Consulting Group, Inc. (a)		4,925	26,349
FTI Consulting, Inc. (a)		14,757	367,449
G&K Services, Inc. Class A		3,800	163,286
GP Strategies Corp. (a)(d)		1,600	13,488
Healthcare Services Group, Inc. (d)		3,825	70,571
Heidrick & Struggles International,
Inc. (a)		7,564	249,763
Herman Miller, Inc.		15,241	455,706
HNI Corp.		11,326	652,944
Hudson Highland Group, Inc. (a)		1,394	35,045
Huron Consulting Group, Inc.		656	16,433
ICT Group, Inc. (a)		3,827	45,733
IKON Office Solutions, Inc.		21,477	216,703
Imagistics International, Inc. (a)		2,908	97,273
Innotrac Corp. (a)		1,400	11,914
Integrated Alarm Services Group,
Inc. (a)(d)		3,200	12,896
Intersections, Inc. (a)		7,390	77,521
John H. Harland Co.		4,600	192,970
Kelly Services, Inc. Class A (non vtg.)		5,329	155,767
Kforce, Inc. (a)		4,757	48,046
Knoll, Inc.		15,011	278,304
Korn/Ferry International (a)		13,581	269,175
Labor Ready, Inc. (a)		13,122	298,132
Learning Tree International, Inc. (a)		3,200	39,456
LECG Corp. (a)		9,531	219,499
Manpower, Inc.		21,090	950,315
McGrath RentCorp.		5,000	123,250
Mine Safety Appliances Co.		6,300	248,220
Mobile Mini, Inc. (a)		2,300	96,416
Monster Worldwide, Inc. (a)		22,419	700,370
Navigant Consulting, Inc. (a)		11,277	218,097
NCO Group, Inc. (a)		4,192	87,948
On Assignment, Inc. (a)		4,700	32,571
PHH Corp. (a)		10,301	311,502
PICO Holdings, Inc. (a)		3,600	110,736
Pitney Bowes, Inc.		52,403	2,266,430
Portfolio Recovery Associates, Inc. (a)	.	10,495	419,485
PRG Schultz International, Inc. (a)		9,350	30,575
Prosoft Learning Corp. (a)(d)		517	336
Protection One, Inc. (a)		91	1,301
Providence Service Corp. (a)		1,000	29,490
R.R. Donnelley & Sons Co.		50,666	1,892,882
RCM Technologies, Inc. (a)		1,400	8,400
RemedyTemp, Inc. Class A (a)		900	7,803
Republic Services, Inc.		24,342	881,911
Resources Connection, Inc. (a)		15,094	437,726
Robert Half International, Inc.		40,201	1,353,970
Rollins, Inc.		16,860	331,468
Schawk, Inc. Class A		4,100	96,637

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	28

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
School Specialty, Inc. (a)	5,318	$254,785
Sirva, Inc. (a)	4,254	42,923
SITEL Corp. (a)	5,091	15,018
SOURCECORP, Inc. (a)	2,700	55,323
Spherion Corp. (a)	10,409	76,714
Spherix, Inc. (a)(d)	2,713	4,178
Standard Register Co.	6,200	97,278
Steelcase, Inc. Class A	15,726	230,858
Stericycle, Inc. (a)	8,694	505,382
TeamStaff, Inc. (a)	1,300	1,755
Teletech Holdings, Inc. (a)	8,551	72,512
Tetra Tech, Inc. (a)	7,506	118,370
The Brink’s Co.	11,635	467,494
The Geo Group, Inc. (a)	2,100	58,590
TRC Companies, Inc. (a)	3,000	45,000
TRM Corp. (a)(d)	1,400	21,784
United Stationers, Inc. (a)	7,439	348,889
Venture Catalyst, Inc. (a)	3,800	1,710
Viad Corp.	4,398	127,850
Volt Information Sciences, Inc. (a)	1,400	31,780
Waste Connections, Inc. (a)	10,034	354,602
Waste Management, Inc.	122,720	3,366,210
Watson Wyatt & Co. Holdings Class A	11,347	309,433
West Corp. (a)	5,736	222,213
		37,827,237
Construction & Engineering – 0.2%
Comfort Systems USA, Inc. (a)	9,831	80,909
Dycom Industries, Inc. (a)	8,823	156,344
EMCOR Group, Inc. (a)	2,800	154,392
Fluor Corp.	17,649	1,092,650
Foster Wheeler Ltd. (a)	15,494	416,789
Granite Construction, Inc.	6,211	231,546
Infrasource Services, Inc. (a)	15,523	232,845
Insituform Technologies, Inc. Class A (a)	4,200	86,940
Integrated Electrical Services, Inc. (a)(d)	6,433	18,849
Jacobs Engineering Group, Inc. (a)	11,181	697,694
Keith Companies, Inc. (a)	2,200	51,172
MasTec, Inc. (a)	7,936	91,661
McDermott International, Inc. (a)	13,388	462,555
Perini Corp. (a)	11,677	226,417
Quanta Services, Inc. (a)	15,963	191,556
Shaw Group, Inc. (a)	13,462	284,048
URS Corp. (a)	9,893	372,768
		4,849,135
Electrical Equipment 0.5%
A.O. Smith Corp.	4,181	117,653
Active Power, Inc. (a)(d)	8,800	30,448
Acuity Brands, Inc.	9,712	286,795
Alpine Group, Inc.	4,900	10,290
American Power Conversion Corp.	43,748	1,144,885
	Shares	Value (Note 1)
American Superconductor Corp. (a)(d) .	3,000	$30,600
AMETEK, Inc.	14,338	577,678
Arotech Corp. (a)	6,700	5,696
Artesyn Technologies, Inc. (a)	7,688	70,576
Ault, Inc. (a)	2,800	5,796
AZZ, Inc. (a)	1,200	24,540
Baldor Electric Co.	9,962	245,763
Beacon Power Corp. (a)(d)	362	1,184
C&D Technologies, Inc.	4,438	45,312
Capstone Turbine Corp. (a)(d)	13,000	63,050
Channell Commercial Corp. (a)	800	5,664
Chase Corp.	500	7,185
Cooper Industries Ltd. Class A	18,824	1,250,667
Distributed Energy Systems Corp. (a)	2,200	14,872
Emerson Electric Co.	92,767	6,241,364
Encore Wire Corp. (a)	6,900	97,290
Ener1, Inc. (a)(d)	35,600	21,360
Energy Conversion Devices, Inc. (a)(d) .	12,584	436,791
EnerSys (a)(d)	705	9,764
Espey Manufacturing & Electronics Corp.	623	22,085
Evergreen Solar, Inc. (a)(d)	1,700	11,985
Fiberstars, Inc. (a)	3,300	39,732
Franklin Electric Co., Inc.	2,800	118,300
FuelCell Energy, Inc. (a)(d)	16,057	182,889
General Cable Corp. (a)(d)	10,654	167,161
Genlyte Group, Inc. (a)	4,600	226,366
Global Power Equipment Group, Inc. (a)	4,500	35,100
GrafTech International Ltd. (a)	17,313	102,839
Hubbell, Inc. Class B	11,737	530,512
II VI, Inc. (a)	1,868	33,213
Lamson & Sessions Co. (a)	2,300	30,567
LSI Industries, Inc.	2,625	40,268
M Wave, Inc. (a)	1,400	1,400
MagneTek, Inc. (a)	3,000	9,690
Medis Technologies Ltd. (a)(d)	3,701	60,141
Merrimac Industries, Inc. (a)	500	4,545
Microvision, Inc. (a)(d)	3,976	22,186
Millennium Cell, Inc. (a)(d)	300	693
Misonix, Inc. (a)	3,000	23,850
Nortech Systems, Inc. (a)	1,634	9,804
Peco II, Inc. (a)(d)	1,400	1,666
Plug Power, Inc. (a)	21,490	158,381
Powell Industries, Inc. (a)	3,100	68,541
Power One, Inc. (a)	19,279	93,310
Regal Beloit Corp.	3,200	106,784
Rockwell Automation, Inc.	34,898	1,816,092
Roper Industries, Inc.	19,448	749,137
SL Industries, Inc. (a)	2,100	31,542
Tech/Ops Sevcon, Inc.	2,100	12,705
Thomas & Betts Corp. (a)	13,947	495,676
Ultralife Batteries, Inc. (a)	600	7,944
UQM Technologies, Inc. (a)	3,800	14,820
Valence Technology, Inc. (a)(d)	10,109	27,901
Valpey Fisher Corp. (a)	2,100	7,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

INDUSTRIALS – continued
Electrical Equipment – continued
Vicor Corp.	4,243	$67,676
Woodward Governor Co	2,100	171,255
		16,249,812
Industrial Conglomerates 3.0%
3M Co.	160,860	11,445,189
Alleghany Corp.	1,578	469,850
Carlisle Companies, Inc.	6,745	416,976
General Electric Co.	2,391,733	80,386,146
Raven Industries, Inc.	4,704	122,304
Standex International Corp.	5,500	146,520
Teleflex, Inc.	9,203	633,627
Textron, Inc.	25,267	1,801,537
Tredegar Corp.	4,428	54,996
Walter Industries, Inc.	10,538	462,302
		95,939,447
Machinery – 1.6%
3D Systems Corp. (a)	2,100	47,250
A.S.V., Inc. (a)	1,524	35,342
Actuant Corp. Class A	5,852	248,125
AGCO Corp. (a)(d)	16,634	341,496
Alamo Group, Inc.	200	4,090
Albany International Corp. Class A	4,700	169,294
American Science & Engineering,
Inc. (a)	1,900	120,175
Astec Industries, Inc. (a)	4,700	145,935
Axsys Technologies, Inc. (a)	1,200	21,708
Badger Meter, Inc.	3,128	137,006
Barnes Group, Inc.	2,775	95,738
Briggs & Stratton Corp.	11,149	411,398
Bucyrus International, Inc. Class A	3,310	149,347
Cascade Corp.	3,079	139,725
Catalytica Energy Systems, Inc. (a)	7,900	15,563
Caterpillar, Inc.	151,620	8,413,394
Circor International, Inc.	727	19,091
CLARCOR, Inc.	12,266	347,128
Columbus McKinnon Corp.
(NY Shares) (a)	400	7,720
Commercial Vehicle Group, Inc.	16,593	343,973
Crane Co.	14,233	421,439
Cummins, Inc.	8,935	772,609
Danaher Corp.	59,392	3,181,036
Deere & Co.	53,611	3,505,087
Donaldson Co., Inc.	14,148	433,495
Dover Corp.	46,598	1,896,539
Eaton Corp.	33,202	2,122,272
EnPro Industries, Inc. (a)	4,331	148,986
ESCO Technologies, Inc. (a)	2,300	238,464
Federal Signal Corp.	12,853	219,786
Flanders Corp. (a)	8,338	89,467
Flow International Corp. (a)(d)	600	5,238
Flowserve Corp. (a)	14,100	523,674

	Shares	Value (Note 1)
Gardner Denver, Inc. (a)	9,605	$401,681
Gorman Rupp Co.	250	6,188
Graco, Inc.	13,504	502,484
Greenbrier Companies, Inc.	2,743	79,136
Harsco Corp.	8,349	489,669
Hirsch International Corp. Class A (a) .	900	990
IDEX Corp.	11,184	486,504
Illinois Tool Works, Inc.	56,895	4,795,111
Ingersoll Rand Co. Ltd. Class A	38,812	3,090,211
ITT Industries, Inc.	20,325	2,217,864
JLG Industries, Inc.	15,335	502,835
Joy Global, Inc.	16,425	785,115
Kadant, Inc. (a)	3,735	72,833
Kaydon Corp.	4,679	135,270
Kennametal, Inc.	8,784	409,686
Lincoln Electric Holdings, Inc.	6,346	239,117
Lindsay Manufacturing Co.	2,086	52,776
Manitowoc Co., Inc.	7,874	366,928
Middleby Corp. (a)	3,744	246,056
Milacron, Inc. (a)	2,759	5,270
Miller Industries, Inc. (a)	360	6,174
Mueller Industries, Inc.	9,020	236,414
NACCO Industries, Inc. Class A	2,373	258,538
Navistar International Corp. (a)	14,447	461,726
Nordson Corp.	5,600	198,912
Omega Flex, Inc. (a)	300	4,779
Oshkosh Truck Co.	15,708	630,048
PACCAR, Inc.	41,623	2,916,940
Pall Corp.	29,731	850,307
Parker Hannifin Corp.	25,153	1,620,859
Pentair, Inc.	25,292	998,528
Robbins & Myers, Inc.	2,641	57,917
SPX Corp.	16,354	744,761
Stewart & Stevenson Services, Inc.	5,320	129,648
Tecumseh Products Co. Class A
(non vtg.)	3,000	79,830
Tennant Co.	1,661	63,018
Terex Corp. (a)	11,676	569,555
Timken Co.	19,136	562,024
Titan International, Inc.	600	8,196
Toro Co. (d)	9,810	380,922
Trinity Industries, Inc.	11,264	421,612
Valmont Industries, Inc.	2,624	75,440
Wabash National Corp	8,736	181,884
Wabtec Corp.	7,800	202,800
Watts Water Technologies, Inc. Class A	4,176	141,399
Wolverine Tube, Inc. (a)	200	1,406
		51,460,951
Marine – 0.0%
Alexander & Baldwin, Inc.	10,085	528,555
Genco Shipping & Trading Ltd.	633	12,977
Kirby Corp. (a)	3,400	159,800
		701,332

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	30

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Road & Rail 0.6%
AMERCO (a)	4,600	$275,310
Arkansas Best Corp.	4,400	148,148
Burlington Northern Santa Fe Corp.	85,472	4,531,725
Celadon Group, Inc. (a)	1,628	33,325
CNF, Inc.	11,352	572,935
Covenant Transport, Inc. Class A (a)	2,400	30,168
CSX Corp.	49,446	2,172,163
Dollar Thrifty Automotive Group,
Inc. (a)	3,800	114,988
Florida East Coast Industries, Inc.
Class A	6,673	287,339
Genesee & Wyoming, Inc. Class A (a) .	4,915	143,862
Heartland Express, Inc.	10,030	199,798
J.B. Hunt Transport Services, Inc.	26,580	480,301
Kansas City Southern (a)	15,715	316,029
Knight Transportation, Inc.	8,962	212,310
Laidlaw International, Inc.	20,547	508,538
Landstar System, Inc.	15,257	554,134
Marten Transport Ltd. (a)	2,812	69,175
Norfolk Southern Corp.	91,342	3,252,689
Old Dominion Freight Lines, Inc. (a)	2,859	91,431
Quality Distribution, Inc. (a)	633	5,216
RailAmerica, Inc. (a)	7,500	86,550
SCS Transportation, Inc. (a)	2,980	47,829
Swift Transportation Co., Inc. (a)(d)	15,314	305,361
U.S. Xpress Enterprises, Inc. Class A (a)	600	7,902
Union Pacific Corp.	60,324	4,118,319
Werner Enterprises, Inc.	16,822	300,273
Yellow Roadway Corp. (a)	11,876	556,391
		19,422,209
Trading Companies & Distributors – 0.1%
Aceto Corp.	5,013	36,846
Applied Industrial Technologies, Inc.	4,650	166,982
Beacon Roofing Supply, Inc.	6,299	204,718
Electro Rent Corp. (a)	2,200	29,634
Fastenal Co.	14,778	895,251
GATX Corp.	12,724	515,704
Hughes Supply, Inc.	12,958	410,121
Huttig Building Products, Inc. (a)	1,077	9,736
Interline Brands, Inc.	1,300	25,909
Lawson Products, Inc.	1,812	70,487
MSC Industrial Direct Co., Inc. Class A .	13,695	479,325
NuCo2, Inc. (a)	700	17,528
Rush Enterprises, Inc. Class B (a)	7,363	116,851
UAP Holding Corp.	3,989	68,451
United Rentals, Inc. (a)	11,107	200,481
W.W. Grainger, Inc.	17,500	1,125,600
Watsco, Inc.	4,164	203,037
WESCO International, Inc. (a)	5,100	176,970
Willis Lease Finance Corp. (a)	1,200	11,040
		4,764,671

	Shares	Value (Note 1)
Transportation Infrastructure 0.0%
Macquarie Infrastructure Co. Trust	6,073	$174,538
TIMCO Aviation Services, Inc. (a)	1,811	389
		174,927

TOTAL INDUSTRIALS		319,413,890

INFORMATION TECHNOLOGY 15.3%
Communications Equipment – 2.5%
3Com Corp. (a)	104,920	356,728
ACE*COMM Corp. (a)(d)	3,806	9,393
ADC Telecommunications, Inc. (a)	25,895	542,241
Adtran, Inc.	12,978	335,092
Airnet Communications Corp. (a)	280	398
Alliance Fiber Optic Products, Inc. (a)	2,400	2,064
AltiGen Communications, Inc. (a)	3,200	5,952
Amplidyne, Inc. (a)	3,300	627
Anaren, Inc. (a)	1,500	20,730
Andrew Corp. (a)	28,712	331,049
Applied Innovation, Inc. (a)	1,500	6,300
Arris Group, Inc. (a)	22,920	240,431
Avanex Corp. (a)(d)	29,243	24,564
Avaya, Inc. (a)	109,060	1,112,412
Avici Systems, Inc. (a)(d)	2,400	10,680
Avocent Corp. (a)	15,697	523,024
Aware, Inc. (a)(d)	6,698	41,996
Bel Fuse, Inc. Class B	6,850	220,365
Belden CDT, Inc.	9,519	204,183
Black Box Corp.	2,700	116,019
Blonder Tongue Laboratories, Inc. (a)	3,900	8,736
Brooktrout, Inc. (a)	1,900	24,320
C COR, Inc. (a)(d)	10,684	80,023
Carrier Access Corp. (a)	3,100	18,445
Centillium Communications, Inc. (a)	3,503	9,949
CIENA Corp. (a)	149,732	336,897
Cisco Systems, Inc. (a)	1,497,362	26,383,518
Cognitronics Corp. (a)	2,400	6,960
Comarco, Inc. (a)	450	3,542
CommScope, Inc. (a)	12,913	241,473
Communications Systems, Inc.	2,276	23,511
Comtech Telecommunications Corp. (a)	5,041	176,939
Comverse Technology, Inc. (a)	39,785	1,025,657
Corning, Inc. (a)	328,999	6,566,820
DAOU Systems, Inc. (a)(d)	200	53
Digi International, Inc. (a)	4,395	46,631
Ditech Communications Corp. (a)	7,074	52,065
EFJ, Inc. (a)	99	846
EMS Technologies, Inc. (a)	1,860	30,169
Enterasys Networks, Inc. (a)(d)	30,147	34,368
Entrada Networks, Inc. (a)	150	2
eOn Communications Corp. (a)	620	749
Extreme Networks, Inc. (a)	15,200	65,664
Ezenia!, Inc. (a)	200	478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
F5 Networks, Inc. (a)	8,551	$353,071
Finisar Corp. (a)	44,126	39,713
Foundry Networks, Inc. (a)	20,518	240,061
Glenayre Technologies, Inc. (a)	7,200	28,368
Globecomm Systems, Inc. (a)	3,000	19,152
Harmonic, Inc. (a)	16,262	95,946
Harris Corp.	33,375	1,288,609
Inter Tel, Inc.	3,400	75,310
InterDigital Communication Corp. (a)(d)	9,184	163,292
ION Networks, Inc. (a)	2,400	384
ISCO International, Inc. (a)	1,800	468
Ixia (a)	15,464	277,733
JDS Uniphase Corp. (a)	299,246	475,801
Juniper Networks, Inc. (a)	127,710	2,904,125
Lantronix, Inc. (a)	500	665
Loral Space & Communications Ltd. (a)(d)	4,101	205
Lucent Technologies, Inc. (a)	1,020,932	3,144,471
Motorola, Inc.	559,724	12,246,761
MRV Communications, Inc. (a)(d)	15,973	34,022
NETGEAR, Inc. (a)(d)	3,400	75,378
Network Engines, Inc. (a)	2,300	3,427
Network Equipment Technologies,
Inc. (a)	3,600	17,856
NMS Communications Corp. (a)	2,800	9,240
NumereX Corp. Class A (a)	2,600	14,040
Occam Networks, Inc. (a)	3,400	901
Oplink Communications, Inc. (a)	16,222	25,631
Optelecom Nkf, Inc. (a)	529	7,401
Optical Cable Corp. (a)	656	4,592
Optical Cable Corp. warrants
10/24/07 (a)	762	1,615
Optical Communication Products, Inc. (a)	5,795	10,257
Packeteer, Inc. (a)	4,410	52,126
Paradyne Networks, Inc. (a)	4,146	11,816
Parkervision, Inc. (a)(d)	900	4,563
PC Tel, Inc. (a)	2,200	19,184
Performance Technologies, Inc. (a)	2,900	19,401
Plantronics, Inc.	11,092	361,599
Polycom, Inc. (a)	20,267	360,955
Powerwave Technologies, Inc. (a)	19,697	206,425
QUALCOMM, Inc.	373,650	14,837,642
Redback Networks, Inc. (a)	23,235	210,044
REMEC, Inc. (a)(d)	3,478	20,868
SafeNet, Inc. (a)	6,178	197,696
Science Dynamics Corp. (a)	4,100	328
Scientific Atlanta, Inc.	37,208	1,423,578
SCM Microsystems, Inc. (a)	600	1,638
SeaChange International, Inc. (a)	4,650	28,458
SiRF Technology Holdings, Inc. (a)	15,696	398,678
Sonus Networks, Inc. (a)	47,050	221,606
SpectraLink Corp.	3,240	41,764
Stratex Networks, Inc. (a)	7,150	17,518

	Shares	Value (Note 1)
Stratos International, Inc. (a)(d)	1,058	$5,830
Sunrise Telecom, Inc.	4,200	9,593
Sycamore Networks, Inc. (a)	40,582	151,777
Symmetricom, Inc. (a)	7,753	67,296
Tekelec (a)	14,848	292,654
Tellabs, Inc. (a)	92,028	818,129
Telular Corp. (a)(d)	2,100	7,875
TeraForce Technology Corp. (a)	19,900	40
Terayon Communication Systems,
Inc. (a)	11,777	38,982
Tollgrade Communications, Inc. (a)	2,134	23,474
Tut Systems, Inc. (a)(d)	1,301	4,163
UTStarcom, Inc. (a)(d)	23,293	179,356
Veramark Technologies, Inc. (a)	2,300	1,840
Verilink Corp. (a)(d)	3,400	3,774
Verso Technologies, Inc. (a)(d)	13,318	3,995
ViaSat, Inc. (a)	3,963	94,082
Vyyo, Inc. (a)(d)	1,133	5,370
Wave Wireless Corp. (a)(d)	36	10
Wegener Corp. (a)	3,500	4,375
Westell Technologies, Inc. Class A (a)	4,212	15,711
WJ Communications, Inc. (a)	3,700	4,514
YDI Wireless, Inc. (a)	610	1,714
Zhone Technologies, Inc. (a)(d)	24,418	64,708
		81,035,707
Computers & Peripherals 3.2%
ActivCard Corp. (a)	4,448	21,128
Adaptec, Inc. (a)(d)	16,521	54,850
Advanced Digital Information Corp. (a)	13,177	117,671
Apple Computer, Inc. (a)	184,756	8,670,599
Astro Med, Inc.	3,591	43,379
Avid Technology, Inc. (a)(d)	7,230	270,041
Brocade Communications Systems,
Inc. (a)(d)	47,561	189,768
Concurrent Computer Corp. (a)	9,619	16,737
Cray, Inc. (a)(d)	9,398	10,432
Crossroads Systems, Inc. (a)	5,525	6,354
Datalink Corp. (a)	2,200	8,228
Dataram Corp.	3,250	20,930
Dell, Inc. (a)	493,287	17,561,017
Diebold, Inc.	17,662	847,776
Dot Hill Systems Corp. (a)	4,870	28,490
Electronics for Imaging, Inc. (a)	12,121	239,996
EMC Corp. (a)	556,183	7,152,513
Emulex Corp. (a)	15,484	333,680
Exabyte Corp. (a)(d)	100	20
FOCUS Enhancements, Inc. (a)(d)	5,500	5,500
Gateway, Inc. (a)	64,248	195,314
Hauppauge Digital, Inc. (a)	500	1,745
Hewlett Packard Co.	656,852	18,234,212
Hutchinson Technology, Inc. (a)	9,872	260,621
Hypercom Corp. (a)	7,777	49,384
Imation Corp.	8,261	347,871
InFocus Corp. (a)	5,400	19,278

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	32

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Innovex, Inc. (a)	1,500	$6,705
Intergraph Corp. (a)	6,049	246,860
International Business Machines Corp.	376,493	30,352,866
Interphase Corp. (a)	1,906	9,054
Iomega Corp. (a)	6,880	21,947
Komag, Inc. (a)	9,773	326,027
LaserCard Corp. (a)(d)	1,984	19,007
Lexmark International, Inc. Class A (a) .	29,461	1,855,454
Maxtor Corp. (a)	59,820	290,725
McDATA Corp. Class A (a)	21,601	116,213
Mobility Electronics, Inc. (a)(d)	5,783	63,324
MTI Technology Corp. (a)(d)	3,200	5,440
NCR Corp. (a)	40,098	1,372,154
Neoware Systems, Inc. (a)(d)	1,939	21,213
Network Appliance, Inc. (a)	81,493	1,934,644
Novatel Wireless, Inc. (a)(d)	5,888	71,068
Overland Storage, Inc. (a)	2,079	17,464
Palm, Inc. (a)	11,758	401,888
Presstek, Inc. (a)(d)	7,102	88,278
QLogic Corp. (a)	20,957	724,274
Quantum Corp. (a)	19,830	56,912
SanDisk Corp. (a)	47,318	1,837,358
SBS Technologies, Inc. (a)	3,482	33,636
Scan Optics, Inc. (a)	300	3
Seagate Technology	85,593	1,419,988
Silicon Graphics, Inc. (a)(d)	26,400	21,120
SimpleTech, Inc. (a)	7,700	36,652
Socket Communications, Inc. (a)	3,300	3,861
Storage Technology Corp. (a)	25,843	954,899
Stratasys, Inc. (a)(d)	1,507	42,693
Sun Microsystems, Inc. (a)	758,994	2,884,177
Synaptics, Inc. (a)	4,302	70,983
Tidel Technologies, Inc. (a)	1,788	572
UNOVA, Inc. (a)	8,267	239,826
Video Display Corp. (d)	2,880	37,440
ViewCast.com, Inc. (a)(d)	13,700	4,247
VPGI Corp. (a)	825	74
Western Digital Corp. (a)(d)	46,473	643,651
		100,940,231
Electronic Equipment & Instruments – 0.6%
Advanced Photonix, Inc. Class A (a)(d)	5,286	16,228
Aeroflex, Inc. (a)	13,939	129,493
Aetrium, Inc. (a)	2,400	7,320
Agilent Technologies, Inc. (a)	120,276	3,868,076
Agilysys, Inc.	5,700	102,315
Allied Motion Technologies, Inc. (a)	4,100	16,933
American Technical Ceramics Corp. (a)	1,900	20,330
American Technology Corp. (a)(d)	900	5,832
Amphenol Corp. Class A (d)	18,869	800,234
Anixter International, Inc. (a)	8,178	312,236
APA Enterprises, Inc. (a)	2,800	3,416

	Shares	Value (Note 1)
Applied Films Corp. (a)	2,037	$46,097
Arrow Electronics, Inc. (a)	26,297	784,177
Avnet, Inc. (a)	26,274	658,164
AVX Corp.	10,198	135,531
Axcess, Inc. (a)	1,600	2,304
BEI Technologies, Inc.	2,673	93,261
Bell Industries, Inc. (a)	7,200	14,832
Bell Microproducts, Inc. (a)	3,480	35,252
Benchmark Electronics, Inc. (a)	8,075	235,063
Benthos, Inc. (a)	2,454	30,160
Brightpoint, Inc. (a)	3,472	99,508
Broadcast International, Inc. (a)	270	945
CalAmp Corp. (a)	3,032	25,135
Cash Technologies, Inc. (a)	3,400	3,060
CDW Corp. (d)	13,865	819,144
Checkpoint Systems, Inc. (a)	12,599	275,288
Chyron Corp. (a)(d)	1,500	660
Cogent, Inc.	6,390	171,763
Cognex Corp.	10,569	314,428
Coherent, Inc. (a)	13,105	416,608
Conolog Corp. (a)	140	249
CTS Corp.	5,303	65,969
CyberOptics Corp. (a)	850	11,696
Daktronics, Inc.	2,379	52,029
DDi Corp. (a)(d)	13,825	12,719
Dolby Laboratories, Inc. Class A	15,205	243,280
DTS, Inc. (a)	1,697	31,106
Echelon Corp. (a)(d)	4,379	37,134
Electro Scientific Industries, Inc. (a)	3,700	82,066
eMagin Corp. (a)(d)	3,800	2,622
En Pointe Technologies, Inc. (a)	1,400	3,682
Excel Technology, Inc. (a)	1,100	27,379
Fargo Electronics, Inc. (a)	2,211	40,240
FARO Technologies, Inc. (a)(d)	3,698	76,401
FLIR Systems, Inc. (a)	15,678	506,243
Frequency Electronics, Inc.	500	5,965
Gerber Scientific, Inc. (a)	3,800	26,220
Giga Tronics, Inc. (a)(d)	3,000	13,500
Global Imaging Systems, Inc. (a)	3,800	125,590
GTSI Corp. (a)	1,990	13,771
Identix, Inc. (a)(d)	28,240	139,223
IEC Electronics Corp. (a)	100	69
Ingram Micro, Inc. Class A (a)	26,234	459,357
InPlay Technologies, Inc. (a)	1,500	2,340
Interlink Electronics, Inc. (a)	1,200	9,204
Iteris, Inc. (a)	1,200	3,900
Itron, Inc. (a)	5,247	242,779
Jabil Circuit, Inc. (a)	42,694	1,256,911
Jaco Electronics, Inc. (a)	1,950	7,683
Keithley Instruments, Inc.	1,200	17,340
KEMET Corp. (a)	12,784	103,806
Landauer, Inc.	1,400	72,100
LeCroy Corp. (a)	1,700	25,177
Lexar Media, Inc. (a)(d)	13,325	83,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
LightPath Technologies, Inc.
Class A (a)(d)	437	$1,119
Littelfuse, Inc. (a)	3,052	84,907
LoJack Corp. (a)	3,600	75,924
Maxwell Technologies, Inc. (a)(d)	1,100	15,378
MDI, Inc. (a)(d)	3,700	5,032
Measurement Specialties, Inc. (a)	3,305	74,594
Mechanical Technology, Inc. (a)(d)	4,800	16,368
Merix Corp. (a)(d)	1,450	8,903
Mesa Laboratories, Inc.	2,127	26,162
Methode Electronics, Inc. Class A	5,200	64,064
Metrologic Instruments, Inc. (a)	2,058	34,472
Micronetics, Inc. (a)	1,137	10,847
MOCON, Inc.	2,152	20,164
Molex, Inc.	30,956	828,383
MSGI Security Solutions, Inc. (a)	22	106
MTS Systems Corp.	3,500	144,270
National Instruments Corp.	12,172	345,563
Newport Corp. (a)	22,666	302,364
NU Horizons Electronics Corp. (a)	3,452	21,057
OSI Systems, Inc. (a)	2,149	35,824
OYO Geospace Corp. (a)	1,300	25,350
Park Electrochemical Corp.	2,880	69,552
Parlex Corp. (a)	1,600	10,640
Paxar Corp. (a)	6,365	119,726
PC Connection, Inc. (a)	2,250	12,510
Pemstar, Inc. (a)(d)	3,100	3,286
PFSweb, Inc. (a)(d)	9,321	16,312
Photon Dynamics, Inc. (a)	2,232	43,524
Planar Systems, Inc. (a)(d)	2,218	17,012
Plexus Corp. (a)	6,504	111,088
RadiSys Corp. (a)	3,400	63,478
Research Frontiers, Inc. (a)(d)	2,000	5,740
Richardson Electronics Ltd.	2,448	19,094
Rofin Sinar Technologies, Inc. (a)	2,100	75,915
Rogers Corp. (a)	3,542	138,386
Sanmina SCI Corp. (a)	112,065	568,170
Satcon Technology Corp. (a)(d)	1,200	2,400
ScanSource, Inc. (a)	1,927	86,060
Scientific Technologies, Inc. (a)	3,100	9,362
Sirenza Microdevices, Inc. (a)	4,500	14,850
Solectron Corp. (a)(d)	205,862	844,034
Somera Communications, Inc. (a)	2,800	2,632
Spectrum Control, Inc. (a)	1,500	10,650
Staktek Holdings, Inc. (a)	558	1,847
StockerYale, Inc. (a)(d)	1,200	1,056
Super Vision International, Inc. Class A (a)	2,100	9,051
Superconductor Technologies, Inc. (a)(d)	6,380	4,340
Symbol Technologies, Inc.	53,399	490,203
SYNNEX Corp. (a)	5,592	92,771
Taser International, Inc. (a)(d)	11,903	102,961

	Shares	Value (Note 1)
Tech Data Corp. (a)	12,825	$469,523
Technitrol, Inc.	6,089	89,326
Tektronix, Inc.	20,079	507,396
Trimble Navigation Ltd. (a)	10,528	384,483
TTM Technologies, Inc. (a)	7,352	56,904
Universal Display Corp. (a)(d)	2,400	31,416
Viisage Technology, Inc. (a)(d)	4,589	19,824
Vishay Intertechnology, Inc. (a)	48,384	624,154
Woodhead Industries, Inc.	1,600	21,232
X Rite, Inc.	2,700	33,993
Zomax, Inc. (a)	4,900	16,170
Zones, Inc. (a)	4,000	15,120
Zygo Corp. (a)	1,200	14,820
		20,616,820
Internet Software & Services 0.9%
24/7 Real Media, Inc. (a)	460	2,530
Akamai Technologies, Inc. (a)	25,106	347,467
Apropos Technology, Inc. (a)	750	1,950
aQuantive, Inc. (a)(d)	8,967	161,944
Ariba, Inc. (a)(d)	15,281	90,769
Art Technology Group, Inc. (a)	12,485	12,610
Autobytel, Inc. (a)(d)	5,594	27,970
Bankrate, Inc. (a)(d)	3,082	73,167
Blue Coat Systems, Inc. (a)	2,981	117,571
BroadVision, Inc. (a)(d)	5,124	4,304
Calico Commerce, Inc. (a)	626	0
Centra Software, Inc. (a)	5,611	10,941
Chordiant Software, Inc. (a)	14,210	34,957
Click Commerce, Inc. (a)(d)	500	8,955
CMGI, Inc. (a)	94,144	159,103
CNET Networks, Inc. (a)	31,488	421,309
Communication Intelligence Corp. (a)	3,800	2,166
Corillian Corp. (a)	2,171	7,056
Critical Path, Inc. (a)(d)	3,689	2,047
CyberSource Corp. (a)	2,800	19,152
deltathree, Inc. (a)(d)	500	1,320
Digital Insight Corp. (a)	5,022	135,795
Digital River, Inc. (a)(d)	7,732	293,661
Digitas, Inc. (a)	38,569	452,029
DSL.net, Inc. (a)	1,895	133
EarthLink, Inc. (a)	33,248	324,500
EasyLink Services Corp. Class A (a)	170	117
eCollege.com (a)(d)	3,535	44,364
eGain Communications Corp. (a)	500	400
Elcom International, Inc. (a)(d)	2,200	176
Entrust, Inc. (a)	7,900	47,163
Equinix, Inc. (a)	5,633	219,518
Google, Inc. Class A (sub. vtg.) (d)	38,770	11,088,220
GoRemote Internet Communications,
Inc. (a)	2,000	3,300
Greenfield Online, Inc. (a)	3,100	28,861
High Speed Access Corp. (a)	5,100	0
Homestore, Inc. (a)	35,059	133,224

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	34

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
I Many, Inc. (a)	5,700	$8,835
iBasis, Inc. (a)	2,400	6,168
InfoSpace, Inc. (a)	4,695	117,187
Innodata Isogen, Inc. (a)	9,200	24,840
Interland, Inc. (a)	1,108	2,825
Internap Network Services Corp. (a)	83,396	39,196
Internet America, Inc. (a)	4,200	2,646
Internet Capital Group, Inc. (a)	1,307	10,534
Internet Commerce Corp. Class A (a)(d)	600	1,332
Interwoven, Inc. (a)	5,949	47,592
Intraware, Inc. (a)	1,200	336
iPass, Inc. (a)	21,857	121,962
IPIX Corp. (a)(d)	295	1,159
iVillage, Inc. (a)	6,349	40,761
j2 Global Communications, Inc. (a)(d) .	5,240	196,657
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	20,040
Kana Software, Inc. (a)	3,268	5,131
Keynote Systems, Inc. (a)	1,600	20,992
LookSmart Ltd. (a)	11,207	7,845
Loudeye Corp. (a)(d)	2,000	2,120
LQ Corp., Inc. (a)	574	1,079
Marchex, Inc. Class B (a)(d)	6,203	91,060
MatrixOne, Inc. (a)	7,185	32,835
MIVA, Inc. (a)(d)	3,079	16,935
NaviSite, Inc. (a)	344	547
Neoforma, Inc. (a)(d)	2,800	21,056
Net2Phone, Inc. (a)	5,858	10,252
NetRatings, Inc. (a)	3,275	42,903
NIC, Inc. (a)	4,201	21,845
On2.Com, Inc. (a)	18,981	10,629
Onstream Media Corp. (a)(d)	206	204
Openwave Systems, Inc. (a)(d)	14,800	254,708
Optio Software, Inc. (a)	3,000	3,030
Plumtree Software, Inc. (a)	9,421	51,439
Prescient Applied Intel, Inc. (a)	120	43
Raindance Communications, Inc. (a)	14,360	33,172
RealNetworks, Inc. (a)	41,635	224,413
Register.com, Inc. (a)	4,844	36,911
S1 Corp. (a)	6,982	29,674
Saba Software, Inc. (a)(d)	600	2,556
Salon Media Group, Inc. (a)	5,500	776
SAVVIS Communications Corp. (a)	9,243	8,966
Selectica, Inc. (a)	6,434	20,460
SmartServ Online, Inc. (a)(d)	150	75
SonicWALL, Inc. (a)	13,089	78,141
Stellent, Inc. (a)	4,736	38,220
Supportsoft, Inc. (a)	10,058	48,681
Terremark Worldwide, Inc. (a)	6,610	32,984
The Sedona Corp. (a)(d)	6,100	1,159
TheStreet.com, Inc. (a)	3,600	15,480

	Shares	Value (Note 1)
Track Data Corp. (a)(d)	1,640	$4,526
Tucows, Inc. (a)	2,000	1,980
Tumbleweed Communications Corp. (a)	1,858	6,131
United Online, Inc.	17,898	233,211
ValueClick, Inc. (a)(d)	21,154	305,464
VeriSign, Inc. (a)(d)	56,530	1,232,354
Via Net.Works, Inc. (a)	2,930	231
Vignette Corp. (a)	2,828	42,957
Vitria Technology, Inc. (a)	2,487	8,506
Webb Interactive Services, Inc. (a)(d)	4,300	903
WebEx Communications, Inc. (a)	10,438	269,092
webMethods, Inc. (a)	6,251	42,569
Websense, Inc. (a)	5,647	281,729
WorldGate Communications, Inc. (a)(d)	1,300	4,277
Yahoo!, Inc. (a)	296,858	9,897,246
Zix Corp. (a)(d)	10,905	26,281
		28,444,597
IT Services 1.2%
Acxiom Corp.	16,559	328,199
Affiliated Computer Services, Inc.
Class A (a)	25,996	1,350,492
Affinity Technology Group, Inc. (a)	10,600	848
Alliance Data Systems Corp. (a)	8,580	360,961
Answerthink, Inc. (a)	2,704	11,032
Anteon International Corp. (a)	7,822	359,421
Applied Digital Solutions, Inc. (a)(d)	2,397	7,383
Automatic Data Processing, Inc.	129,579	5,539,502
BearingPoint, Inc. (a)	38,190	312,394
CACI International, Inc. Class A (a)	7,313	458,086
Carreker Corp. (a)	4,530	28,856
Ceridian Corp. (a)	31,365	636,710
Certegy, Inc.	12,501	429,784
CheckFree Corp. (a)	15,272	561,857
Ciber, Inc. (a)	7,491	58,729
Cognizant Technology Solutions Corp.
Class A (a)	29,888	1,360,801
Computer Horizons Corp. (a)(d)	5,300	19,504
Computer Sciences Corp. (a)	42,479	1,892,439
Convergys Corp. (a)	36,162	514,224
Covansys Corp. (a)	1,255	20,080
CSG Systems International, Inc. (a)	11,319	230,794
CSP, Inc. (a)	3,600	25,632
Direct Insite Corp. (a)	40	29
DST Systems, Inc. (a)	15,589	837,129
Edgewater Technology, Inc. (a)	2,800	15,260
eFunds Corp. (a)	11,708	228,306
Electronic Data Systems Corp.	116,359	2,606,442
eLoyalty Corp. (a)	3,847	24,582
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	4,100	114,882
First Data Corp.	177,714	7,384,017
Fiserv, Inc. (a)	42,650	1,913,706
Forrester Research, Inc. (a)	3,800	79,382
Gartner, Inc. Class A (a)	22,106	248,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Gevity HR, Inc.	4,273	$95,288
Global Payments, Inc.	7,206	474,011
Hewitt Associates, Inc. Class A (a)	8,829	256,041
iGate Corp. (a)	4,382	16,520
Infocrossing, Inc. (a)(d)	12,655	112,123
Inforte Corp.	640	2,656
infoUSA, Inc.	5,193	55,825
Intrado, Inc. (a)	3,108	46,620
iPayment, Inc. (a)	1,534	59,596
Iron Mountain, Inc. (a)(d)	26,669	919,814
Kanbay International, Inc. (a)	4,600	102,534
Keane, Inc. (a)	8,692	99,958
Lightbridge, Inc. (a)	4,152	31,348
Lionbridge Technologies, Inc. (a)	18,336	123,218
ManTech International Corp.
Class A (a)	7,337	227,520
Maximus, Inc.	3,215	121,077
MoneyGram International, Inc.	17,593	365,231
MPS Group, Inc. (a)	25,800	285,348
New Century Equity Holdings Corp. (a)	1,200	228
Paychex, Inc.	76,239	2,602,037
Pegasus Solutions, Inc. (a)	3,050	29,890
Perot Systems Corp. Class A (a)	22,474	323,626
RightNow Technologies, Inc.	665	7,667
Sabre Holdings Corp. Class A	28,409	544,885
Safeguard Scientifics, Inc. (a)	11,755	19,043
Sapient Corp. (a)	32,671	234,904
SI International, Inc. (a)	2,269	71,201
SM&A (a)	3,853	34,215
SRA International, Inc. Class A (a)	7,184	241,167
StarTek, Inc.	1,900	25,479
Storage Engine, Inc. (a)	434	2
Sykes Enterprises, Inc. (a)	6,100	64,965
Syntel, Inc.	5,600	105,000
TALX Corp.	3,561	126,985
Technology Solutions Co. (a)	9,105	3,096
The BISYS Group, Inc. (a)	23,652	353,124
The Management Network Group,
Inc. (a)	1,200	2,688
theglobe.com, Inc. (a)	6,400	896
Tier Technologies, Inc. Class B (a)	3,200	27,840
TNS, Inc. (a)	834	18,832
Total System Services, Inc.	6,668	156,365
TSR, Inc.	100	542
Tyler Technologies, Inc. (a)	6,359	51,635
Unisys Corp. (a)	69,966	465,274
VeriFone Holdings, Inc.	1,335	29,303
Wright Express Corp.	19,580	430,760
		37,326,311

	Shares	Value (Note 1)
Office Electronics – 0.1%
Xerox Corp. (a)	214,334	$2,874,219
Zebra Technologies Corp. Class A (a)	18,923	706,963
		3,581,182
Semiconductors & Semiconductor Equipment – 3.2%
8X8, Inc. (a)(d)	1,000	1,900
Actel Corp. (a)	3,829	52,687
ADE Corp. (a)	800	17,456
Advanced Energy Industries, Inc. (a)	4,100	48,872
Advanced Micro Devices, Inc. (a)	101,210	2,102,132
Advanced Power Technology, Inc. (a)	2,155	15,861
AEHR Test Systems (a)	3,046	8,681
Agere Systems, Inc. (a)	39,292	444,785
Alliance Semiconductor Corp. (a)	2,900	7,772
Altera Corp. (a)	81,627	1,785,182
AMIS Holdings, Inc. (a)	8,318	99,566
Amkor Technology, Inc. (a)(d)	28,226	143,953
Amtech Systems, Inc. (a)	3,500	18,095
ANADIGICS, Inc. (a)(d)	5,094	13,295
Analog Devices, Inc.	83,665	3,049,589
Applied Materials, Inc.	378,618	6,932,496
Applied Micro Circuits Corp. (a)	58,565	161,054
Asyst Technologies, Inc. (a)	5,531	26,604
Atheros Communications, Inc. (a)(d)	17,385	180,804
Atmel Corp. (a)	108,362	223,226
ATMI, Inc. (a)	17,522	540,203
August Technology Corp. (a)	2,100	25,242
Axcelis Technologies, Inc. (a)	22,378	132,030
AXT, Inc. (a)	5,100	6,477
Broadcom Corp. Class A (a)	62,210	2,706,135
Brooks Automation, Inc. (a)(d)	8,613	122,305
Cabot Microelectronics Corp. (a)(d)	6,707	199,936
California Micro Devices Corp. (a)	1,400	10,066
Ceva, Inc. (a)	3,103	16,136
Cirrus Logic, Inc. (a)	12,367	97,699
Cohu, Inc.	3,575	87,302
Conexant Systems, Inc. (a)	87,659	150,773
Credence Systems Corp. (a)	30,931	274,358
Cree, Inc. (a)(d)	15,121	387,702
Cymer, Inc. (a)	6,153	206,126
Cypress Semiconductor Corp. (a)	38,400	600,192
Diodes, Inc. (a)(d)	2,892	104,835
DSP Group, Inc. (a)	4,100	104,427
Electroglas, Inc. (a)(d)	4,674	17,668
EMCORE Corp. (a)	2,848	14,667
Entegris, Inc. (a)	19,063	199,590
ESS Technology, Inc. (a)	6,403	24,459
Exar Corp. (a)	5,900	92,099
Fairchild Semiconductor International,
Inc. (a)	27,314	460,241
FEI Co. (a)	4,100	85,813
FormFactor, Inc. (a)	5,967	162,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
		Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc.:
Class A (a)		24,529	$585,753
Class B (a)		73,586	1,771,951
FSI International, Inc. (a)(d)		4,200	16,800
Genesis Microchip, Inc. (a)		7,558	198,700
Helix Technology Corp.		4,273	66,915
Hi/fn, Inc. (a)		1,922	13,262
Ibis Technology Corp. (a)(d)		2,229	4,101
Integrated Circuit Systems, Inc. (a)(d)		16,572	349,006
Integrated Device Technology, Inc. (a)(d)		20,937	224,026
Integrated Silicon Solution, Inc. (a)		4,221	37,398
Intel Corp.		1,428,050	36,729,446
International Rectifier Corp. (a)		15,987	768,975
Intersil Corp. Class A		43,619	915,999
Intest Corp. (a)		2,530	8,703
IXYS Corp. (a)		3,700	38,369
JMAR Technologies, Inc. (a)(d)		2,900	4,176
KLA Tencor Corp.		42,932	2,179,228
Kopin Corp. (a)		9,400	60,818
Kulicke & Soffa Industries, Inc. (a)		7,962	66,562
Lam Research Corp. (a)		30,532	967,864
Lattice Semiconductor Corp. (a)		21,552	95,691
Leadis Technology, Inc. (a)		7,132	51,065
Linear Technology Corp.		65,558	2,486,615
LSI Logic Corp. (a)		114,968	1,108,292
LTX Corp. (a)(d)		8,192	34,898
Mattson Technology, Inc. (a)		7,388	70,186
Maxim Integrated Products, Inc.		73,001	3,113,493
MEMC Electronic Materials, Inc. (a)		36,525	615,812
Micrel, Inc. (a)		13,153	165,728
Micro Component Technology, Inc. (a)	.	4,500	720
Micro Linear Corp. (a)		100	478
Microchip Technology, Inc.		46,337	1,442,007
Micron Technology, Inc. (a)		139,513	1,661,600
Microsemi Corp. (a)		13,966	336,441
Mindspeed Technologies, Inc. (a)(d)		25,211	45,380
MIPS Technologies, Inc. (a)		6,500	40,755
MKS Instruments, Inc. (a)		12,987	230,649
Monolithic System Technology, Inc. (a)	.	4,277	21,171
Nanometrics, Inc. (a)(d)		800	9,544
National Semiconductor Corp.		76,338	1,903,106
NeoMagic Corp. (a)(d)		200	462
Novellus Systems, Inc. (a)		30,894	828,268
NVIDIA Corp. (a)		37,059	1,136,970
Omnivision Technologies, Inc. (a)(d)		9,772	143,258
ON Semiconductor Corp. (a)		49,216	282,992
PDF Solutions, Inc. (a)		4,200	65,898
Pericom Semiconductor Corp. (a)		4,500	39,645
Photronics, Inc. (a)		13,350	277,280
Pixelworks, Inc. (a)		5,600	41,272
PLX Technology, Inc. (a)		3,886	36,762

	Shares	Value (Note 1)
Power Integrations, Inc. (a)	8,058	$178,243
QuickLogic Corp. (a)	4,793	17,063
Rambus, Inc. (a)(d)	20,136	211,428
Ramtron International Corp. (a)	4,700	13,771
RF Micro Devices, Inc. (a)	34,167	223,794
Rudolph Technologies, Inc. (a)	2,300	33,741
Semitool, Inc. (a)	4,700	37,929
Semtech Corp. (a)	16,534	270,331
Sigma Designs, Inc. (a)(d)	2,609	25,673
SigmaTel, Inc. (a)	3,990	77,207
Silicon Image, Inc. (a)	18,184	187,841
Silicon Laboratories, Inc. (a)(d)	8,113	251,746
Silicon Storage Technology, Inc. (a)	18,672	90,746
Skyworks Solutions, Inc. (a)	26,316	198,423
SRS Labs, Inc. (a)	2,700	15,876
Standard Microsystems Corp. (a)	2,900	75,545
Supertex, Inc. (a)	2,131	61,799
Tegal Corp. (a)(d)	6,100	4,270
Teradyne, Inc. (a)	44,784	752,371
Tessera Technologies, Inc. (a)	8,659	287,306
Texas Instruments, Inc.	385,129	12,586,016
Therma Wave, Inc. (a)	5,400	9,504
Transmeta Corp. (a)(d)	19,000	34,200
Transwitch Corp. (a)(d)	14,454	24,138
Trident Microsystems, Inc. (a)	5,569	195,583
Trio Tech International (a)	3,600	13,068
Tripath Technology, Inc. (a)(d)	1,600	1,136
TriQuint Semiconductor, Inc. (a)	18,701	72,186
Tvia, Inc. (a)	6,300	12,068
Ultratech, Inc. (a)	3,672	56,108
Varian Semiconductor Equipment
Associates, Inc. (a)	10,349	468,913
Veeco Instruments, Inc. (a)(d)	4,200	77,154
Virage Logic Corp. (a)	3,148	24,240
Vitesse Semiconductor Corp. (a)(d)	39,408	86,304
Volterra Semiconductor Corp. (a)(d)	5,049	60,386
White Electronic Designs Corp. (a)	3,182	16,546
Xilinx, Inc.	76,378	2,145,458
Zoran Corp. (a)	8,297	130,761
		102,485,976
Software 3.6%
Activision, Inc. (a)(d)	49,701	1,110,817
Actuate Corp. (a)	4,899	11,513
Adept Technology, Inc. (a)	680	5,644
Adobe Systems, Inc.	111,580	3,017,123
Advent Software, Inc. (a)(d)	4,100	112,996
Agile Software Corp. (a)	5,154	34,223
Altiris, Inc. (a)(d)	3,734	48,729
American Software, Inc. Class A	3,700	21,090
Analytical Surveys, Inc. (a)	20	29
Ansoft Corp. (a)	500	13,145
Ansys, Inc. (a)	5,270	198,943
Applix, Inc. (a)	2,600	17,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY – continued
Software – continued
ARI Network Services, Inc. (a)	2,800	$6,860
Artisoft, Inc. (a)(d)	533	640
Aspect Communications Corp. (a)	9,151	105,237
Aspen Technology, Inc. (a)(d)	4,900	24,598
Atari, Inc. (a)	28,859	36,651
Authentidate Holding Corp. (a)(d)	1,900	5,890
Autodesk, Inc.	50,967	2,201,774
BEA Systems, Inc. (a)	81,886	722,235
BindView Development Corp. (a)	4,100	13,407
Bitstream, Inc. Class A (a)	5,067	15,736
Blackbaud, Inc.	611	8,010
BMC Software, Inc. (a)	54,176	1,083,520
Borland Software Corp. (a)	21,785	133,106
Bottomline Technologies, Inc. (a)	1,400	21,532
BSQUARE Corp. (a)	1,200	624
Cadence Design Systems, Inc. (a)	65,249	1,044,636
CAM Commerce Solutions, Inc.	2,300	38,640
Captaris, Inc. (a)	7,200	26,856
Captiva Software Corp. (a)	2,000	37,960
Catapult Communications Corp. (a)	1,500	23,880
CCC Information Services Group,
Inc. (a)	2,180	55,852
Citrix Systems, Inc. (a)	35,592	847,090
Computer Associates International, Inc.	105,054	2,832,256
Compuware Corp. (a)	86,209	781,054
Concur Technologies, Inc. (a)	3,000	35,550
Convera Corp. Class A (a)(d)	2,323	23,323
Datawatch Corp. (a)	2,268	8,505
Digimarc Corp. (a)(d)	1,449	9,592
DocuCorp International, Inc. (a)	2,820	19,091
Dynamics Research Corp. (a)	2,379	36,637
E.piphany, Inc. (a)	9,600	40,128
Electronic Arts, Inc. (a)	67,823	3,884,901
Embarcadero Technologies, Inc. (a)	2,400	14,232
eMerge Interactive, Inc. Class A (a)(d) .	3,830	2,068
Epicor Software Corp. (a)	8,396	112,003
EPIQ Systems, Inc. (a)	3,148	57,797
ePlus, Inc. (a)	1,200	15,600
Extended Systems, Inc. (a)	500	2,200
FactSet Research Systems, Inc.	10,891	381,185
Fair, Isaac & Co., Inc.	15,339	626,905
FalconStor Software, Inc. (a)(d)	3,300	20,658
FileNET Corp. (a)	13,069	347,243
Forgent Networks, Inc. (a)	7,880	11,584
GraphOn Corp. (a)	4,200	1,470
Hyperion Solutions Corp. (a)	9,478	411,061
Informatica Corp. (a)	43,164	492,933
Intellisync Corp. (a)(d)	6,400	25,984
Interactive Intelligence, Inc. (a)	2,100	12,621
Internet Security Systems, Inc. (a)	12,578	285,772
InterVideo, Inc. (a)	1,781	17,828
Intervoice, Inc. (a)	11,355	106,396

	Shares	Value (Note 1)
Intrusion, Inc. (a)(d)	900	$2,655
Intuit, Inc. (a)	38,831	1,780,013
Jack Henry & Associates, Inc.	16,855	330,021
JAMDAT Mobile, Inc. (d)	4,125	98,134
JDA Software Group, Inc. (a)	3,900	55,185
Kronos, Inc. (a)	6,812	295,164
Lawson Software, Inc. (a)(d)	29,938	193,998
Level 8 Systems, Inc. (a)(d)	1,500	33
Macromedia, Inc. (a)	16,044	592,826
Macrovision Corp. (a)	9,518	176,083
Magma Design Automation, Inc. (a)(d) .	4,600	40,710
Manhattan Associates, Inc. (a)	7,847	165,886
Manugistics Group, Inc. (a)	10,635	20,207
MapInfo Corp. (a)	3,502	39,643
McAfee, Inc. (a)	32,979	1,010,806
Mentor Graphics Corp. (a)	20,882	178,123
Mercury Interactive Corp. (a)(d)	18,685	685,179
MetaSolv, Inc. (a)	1,300	3,900
Micromuse, Inc. (a)	10,474	69,862
MICROS Systems, Inc. (a)	8,198	365,549
Microsoft Corp.	2,188,306	59,959,584
MicroStrategy, Inc. Class A (a)	4,097	315,469
Midway Games, Inc. (a)(d)	7,292	109,453
Mobius Management Systems, Inc. (a) .	5,733	31,589
Moldflow Corp. (a)	2,648	41,150
MRO Software, Inc. (a)	3,700	62,419
Napster, Inc. (a)(d)	3,394	13,780
NAVTEQ Corp.	18,973	883,003
NEON Systems, Inc. (a)	900	2,610
Netguru, Inc. (a)	1,800	1,728
NetIQ Corp. (a)	9,253	108,538
NetManage, Inc. (a)	1,157	6,040
NetScout Systems, Inc. (a)	7,668	39,644
NetSol Technologies, Inc. (a)	20	35
Novell, Inc. (a)	83,805	551,437
Nuance Communications, Inc. (a)	4,500	25,020
NYFIX, Inc. (a)(d)	5,400	35,046
ONYX Software Corp. (a)	875	3,413
Open Solutions, Inc. (a)	7,534	170,118
Opnet Technologies, Inc. (a)	4,559	35,195
Opsware, Inc. (a)	24,964	115,334
Oracle Corp. (a)	896,333	11,625,439
PalmSource, Inc. (a)(d)	1,275	12,648
Parametric Technology Corp. (a)	63,973	387,676
Peerless Systems Corp. (a)(d)	200	1,084
Pegasystems, Inc. (a)	3,570	22,027
Pervasive Software, Inc. (a)	4,094	18,628
Phoenix Technologies Ltd. (a)	3,000	22,410
Plato Learning, Inc. (a)	2,149	15,258
Programmer’s Paradise, Inc.	1,200	11,280
Progress Software Corp. (a)	11,733	359,734
QAD, Inc.	4,079	33,652
Quality Systems, Inc.	1,806	117,390
Quest Software, Inc. (a)	14,533	197,067

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	38

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Quovadx, Inc. (a)	7,549	$21,439
Radiant Systems, Inc. (a)	2,700	31,887
Red Hat, Inc. (a)(d)	39,452	560,613
Renaissance Learning, Inc.	4,400	73,876
Reynolds & Reynolds Co. Class A	14,364	409,949
RSA Security, Inc. (a)	15,723	206,600
SAFLINK Corp. (a)(d)	1,740	1,792
Salesforce.com, Inc. (a)	12,084	233,463
ScanSoft, Inc. (a)(d)	11,212	55,275
SCO Group, Inc. (a)(d)	3,132	14,564
Secure Computing Corp. (a)	4,719	54,410
Segue Software, Inc. (a)	1,900	12,065
SERENA Software, Inc. (a)	4,635	87,509
Siebel Systems, Inc.	108,898	898,409
Smith Micro Software, Inc. (a)(d)	3,687	16,960
Sonic Foundry, Inc. (a)(d)	1,800	2,081
Sonic Solutions, Inc. (a)(d)	2,792	55,170
SPSS, Inc. (a)	1,760	38,368
SS&C Technologies, Inc.	3,120	113,849
SSA Global Technologies, Inc.	1,264	19,706
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	2,783
Sybase, Inc. (a)	17,036	380,414
Symantec Corp. (a)	270,797	5,681,321
Synopsys, Inc. (a)(d)	33,824	642,656
Synplicity, Inc. (a)	300	2,385
Take Two Interactive Software,
Inc. (a)(d)	15,130	360,094
TenFold Corp. (a)	2,690	1,076
THQ, Inc. (a)	15,016	504,688
TIBCO Software, Inc. (a)	56,020	427,993
Transaction Systems Architects, Inc.
Class A (a)	6,378	170,803
Ulticom, Inc. (a)	4,033	42,911
Ultimate Software Group, Inc. (a)(d)	5,525	100,831
VA Software Corp. (a)(d)	11,502	18,288
Verint Systems, Inc. (a)	2,382	90,849
Verity, Inc. (a)	5,230	52,405
Versant Corp. (a)	320	1,299
VerticalNet, Inc. (a)(d)	530	329
Viewpoint Corp. (a)	3,600	5,292
Visual Networks, Inc. (a)	6,000	8,100
Voxware, Inc. (a)	9,500	523
WatchGuard Technologies, Inc. (a)	2,887	12,703
Wave Systems Corp. Class A (a)(d)	2,100	2,142
Wind River Systems, Inc. (a)	29,444	386,894
Witness Systems, Inc. (a)	17,812	322,397
		115,228,993

TOTAL INFORMATION TECHNOLOGY		489,659,817

	Shares	Value (Note 1)

MATERIALS 3.0%
Chemicals 1.5%
A. Schulman, Inc.	5,900	$107,439
Air Products & Chemicals, Inc.	45,253	2,507,016
Airgas, Inc.	17,437	490,503
Albemarle Corp.	11,290	409,940
American Pacific Corp. (a)	800	5,016
American Vanguard Corp. (d)	2,636	52,720
Arch Chemicals, Inc.	3,424	84,778
Ashland, Inc.	15,596	948,081
Atlantis Plastics, Inc. Class A (d)	600	5,928
Bairnco Corp.	800	9,328
Balchem Corp.	750	23,175
Cabot Corp.	12,694	418,902
Calgon Carbon Corp.	3,000	23,850
Celanese Corp. Class A	9,322	171,804
CF Industries Holdings, Inc.	9,000	151,110
CFC International, Inc. (a)(d)	600	9,486
Chemtura Corp.	64,725	1,110,681
Cytec Industries, Inc.	7,617	362,569
Dow Chemical Co.	214,906	9,283,939
E.I. du Pont de Nemours & Co.	226,276	8,953,741
Eastman Chemical Co.	17,784	853,098
Ecolab, Inc.	39,111	1,290,663
Eden Bioscience Corp. (a)	8,372	7,317
Engelhard Corp.	26,594	756,599
Ferro Corp.	15,338	291,115
FMC Corp. (a)	7,553	430,219
Georgia Gulf Corp.	6,865	191,534
H.B. Fuller Co.	4,800	157,488
Hawkins, Inc.	5,191	64,368
Hercules, Inc. (a)	23,992	305,898
Huntsman Corp.	12,000	226,080
International Flavors & Fragrances, Inc.	20,178	728,426
Kronos Worldwide, Inc.	87	2,651
LESCO, Inc. (a)	2,923	43,114
Lubrizol Corp.	14,867	614,750
Lyondell Chemical Co.	45,413	1,171,655
MacDermid, Inc.	4,758	140,837
Material Sciences Corp. (a)	1,300	19,773
Minerals Technologies, Inc.	7,252	442,009
Monsanto Co.	61,157	3,904,263
Mosaic Co. (a)	25,640	414,086
Nalco Holding Co.	18,050	330,315
Nanophase Technologies Corp. (a)(d) .	3,697	22,810
NewMarket Corp. (a)	7,190	119,210
NL Industries, Inc.	5,326	75,469
Olin Corp.	17,725	331,103
OM Group, Inc. (a)	4,792	93,348
OMNOVA Solutions, Inc. (a)	3,100	14,570
Penford Corp.	600	8,700
PolyOne Corp. (a)	28,630	194,398
PPG Industries, Inc.	36,625	2,306,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Praxair, Inc.	72,120	$3,483,396
Quaker Chemical Corp.	700	12,418
Rohm & Haas Co.	30,732	1,334,076
RPM International, Inc.	24,714	468,330
Sensient Technologies Corp.	11,073	207,840
Sigma Aldrich Corp.	11,458	714,979
Spartech Corp.	9,611	184,051
Stepan Co.	700	18,270
Summa Industries, Inc.	500	3,670
Symyx Technologies, Inc. (a)	5,000	139,950
Terra Industries, Inc. (a)	17,967	131,159
The Scotts Co. Class A	5,183	424,902
Valspar Corp.	12,042	581,749
Vulcan International Corp.	100	5,650
W.R. Grace & Co. (a)(d)	13,050	137,678
Wellman, Inc.	2,274	15,804
Westlake Chemical Corp.	707	19,443
Zoltek Companies, Inc. (a)(d)	800	7,800
		48,573,680
Construction Materials – 0.1%
Eagle Materials, Inc.	4,054	456,643
Florida Rock Industries, Inc.	11,835	669,861
Headwaters, Inc. (a)	9,029	347,617
Lafarge North America, Inc.	6,258	431,489
Martin Marietta Materials, Inc.	11,253	813,817
Texas Industries, Inc.	6,449	385,715
U.S. Concrete, Inc. (a)	100	738
Vulcan Materials Co.	20,526	1,474,793
		4,580,673
Containers & Packaging – 0.3%
AEP Industries, Inc. (a)	600	12,288
Aptargroup, Inc.	6,929	344,579
Ball Corp.	20,634	773,981
Bemis Co., Inc.	22,012	575,614
Caraustar Industries, Inc. (a)	5,232	60,744
Chesapeake Corp.	3,900	76,050
Crown Holdings, Inc. (a)	41,929	708,181
Graphic Packaging Corp. (a)	18,587	61,151
Greif Brothers Corp. Class A	4,918	289,424
Longview Fibre Co.	10,700	216,140
MOD PAC Corp. (sub. vtg.) (a)	1,150	15,732
Myers Industries, Inc.	2,494	30,676
Owens Illinois, Inc. (a)	29,918	771,884
Packaging Corp. of America	18,361	384,847
Packaging Dynamics Corp.	320	4,285
Pactiv Corp. (a)	31,110	603,845
Rock Tenn Co. Class A	5,000	76,200
Sealed Air Corp. (a)	21,571	1,094,728
Silgan Holdings, Inc.	3,200	192,704
Smurfit Stone Container Corp. (a)	51,411	567,577

	Shares	Value (Note 1)
Sonoco Products Co.	25,717	$731,134
Temple Inland, Inc.	23,086	888,580
		8,480,344
Metals & Mining – 0.7%
AK Steel Holding Corp. (a)	22,608	178,603
Alcoa, Inc.	199,503	5,344,685
Aleris International, Inc. (a)	5,770	136,691
Allegheny Technologies, Inc.	15,150	418,443
Amcol International Corp.	3,826	72,694
Brush Engineered Materials, Inc. (a)	4,706	75,578
Carpenter Technology Corp.	4,219	234,998
Century Aluminum Co. (a)(d)	6,300	152,460
Chaparral Steel Co. (a)	6,449	143,942
Cleveland Cliffs, Inc. (d)	5,855	416,173
Coeur d’Alene Mines Corp. (a)	37,016	135,108
Commercial Metals Co.	14,862	444,820
Compass Minerals International, Inc.	11,094	273,023
Freeport McMoRan Copper & Gold,
Inc. Class B	40,856	1,722,898
Gibraltar Industries, Inc.	11,584	248,129
Glamis Gold Ltd. (a)	30,909	586,647
Hecla Mining Co. (a)	17,839	63,507
Meridian Gold, Inc. (a)	19,029	355,556
Newmont Mining Corp.	89,995	3,562,002
NN, Inc.	100	1,223
Nucor Corp.	30,862	1,743,086
Oregon Steel Mills, Inc. (a)	10,953	246,223
Phelps Dodge Corp.	20,615	2,216,731
Quanex Corp.	7,326	450,622
Reliance Steel & Aluminum Co.	7,747	371,856
Roanoke Electric Steel Corp.	5,013	94,595
Royal Gold, Inc. (d)	3,723	88,905
RTI International Metals, Inc. (a)	4,252	147,459
Ryerson Tull, Inc. (d)	1,290	26,497
Schnitzer Steel Industries, Inc.
Class A (d)	6,426	183,784
Southern Peru Copper Corp.	8,067	395,122
Steel Dynamics, Inc.	10,869	342,700
Steel Technologies, Inc.	2,600	60,866
Stillwater Mining Co. (a)	16,535	132,776
Synalloy Corp. (a)	700	7,700
Titanium Metals Corp. (a)(d)	2,050	135,649
United States Steel Corp.	24,214	1,015,051
Universal Stainless & Alloy Products,
Inc. (a)	2,700	42,120
Wheeling Pittsburgh Corp. (a)(d)	2,314	38,482
Worthington Industries, Inc.	12,166	220,205
		22,527,609
Paper & Forest Products 0.4%
Bowater, Inc.	16,248	504,175
Buckeye Technologies, Inc. (a)	6,535	57,247
Deltic Timber Corp.	2,383	99,133
Georgia Pacific Corp.	48,950	1,570,806
International Paper Co.	115,555	3,564,872

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	40

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Paper & Forest Products – continued
Louisiana Pacific Corp.	21,677	$548,211
MeadWestvaco Corp.	45,935	1,330,737
Neenah Paper, Inc.	2,897	87,779
P.H. Glatfelter Co.	6,530	89,526
Pope & Talbot, Inc.	1,500	16,800
Potlatch Corp.	6,755	364,770
Schweitzer Mauduit International, Inc. .	5,576	128,360
Wausau Mosinee Paper Corp.	9,800	116,620
Weyerhaeuser Co.	51,930	3,376,489
		11,855,525

TOTAL MATERIALS		96,017,831

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services – 2.1%
Alaska Communication Systems Group,
Inc. (d)	4,500	48,735
Allegiance Telecom, Inc. (a)	7,100	33
ALLTEL Corp.	76,052	4,714,463
AT&T Corp.	192,125	3,781,020
BellSouth Corp.	422,267	11,101,399
Broadwing Corp. (a)(d)	10,240	45,363
C2 Global Technologies, Inc. (a)(d)	450	135
CenturyTel, Inc.	27,170	975,403
Cincinnati Bell, Inc. (a)	61,223	265,096
Citizens Communications Co.	71,824	979,679
Cogent Communications Group, Inc. (a)	2	9
Commonwealth Telephone Enterprises,
Inc.	3,600	144,864
Consolidated Communications
Holdings, Inc.	1,584	21,859
Covad Communications Group,
Inc. (a)(d)	33,939	41,066
CT Communications, Inc.	1,738	19,987
D&E Communications, Inc.	2,800	28,168
FairPoint Communications, Inc.	3,643	58,543
Fonix Corp. (a)	465	17
General Communications, Inc.
Class A (a)	6,544	70,544
Global Crossing Ltd. (a)(d)	4,203	72,586
HickoryTech Corp.	540	4,898
Hungarian Telephone & Cable
Corp. (a)(d)	4,123	61,886
IDT Corp. Class B (a)	11,458	151,589
Iowa Telecommunication Services, Inc.	11,175	207,967
Level 3 Communications, Inc. (a)(d)	106,691	210,181
MCI, Inc.	71,462	1,832,286
Moscow CableCom Corp. (a)	1,700	10,200
NeuStar, Inc. Class A	6,063	166,793
North Pittsburgh Systems, Inc.	2,140	43,121
Pac West Telecomm, Inc. (a)(d)	1,090	927
PanAmSat Holding Corp.	10,460	251,249

		Shares	Value (Note 1)
Premiere Global Services, Inc. (a)		19,031	$173,563
Primus Telecommunications Group,
Inc. (a)		17,273	13,818
Qwest Communications International,
Inc. (a)		322,447	1,257,543
SBC Communications, Inc.		748,290	18,018,823
Shenandoah Telecommunications Co.	.	1,800	71,658
SureWest Communications		1,661	45,761
Talk America Holdings, Inc. (a)(d)		4,710	43,191
Time Warner Telecom, Inc. Class A (a)	.	7,389	56,895
Trinsic, Inc. (a)		731	205
U.S. LEC Corp. Class A (a)(d)		2,800	5,320
Valor Communications Group, Inc.		5,662	78,872
Verizon Communications, Inc.		630,182	20,613,253
WQN, Inc. (a)(d)		310	477
XETA Technologies, Inc. (a)		2,000	4,700
			65,694,145
Wireless Telecommunication Services – 0.7%
Alamosa Holdings, Inc. (a)		38,509	666,206
American Tower Corp. Class A (a)		90,161	2,149,438
At Road, Inc. (a)		6,908	26,596
Centennial Communications Corp.
Class A (a)		19,693	236,119
Crown Castle International Corp. (a)		59,613	1,476,018
Dobson Communications Corp.
Class A (a)		17,844	135,793
GoAmerica, Inc. (a)		30	152
InPhonic, Inc. (d)		655	10,048
LCC International, Inc. (a)(d)		2,300	5,198
Leap Wireless International, Inc. (a)		8,500	290,360
Metro One Telecommunications,
Inc. (a)(d)		5,800	3,950
Nextel Partners, Inc. Class A (a)		7,046	184,887
NII Holdings, Inc. (a)		12,425	947,034
Price Communications Corp. (a)		15,956	266,465
Rural Cellular Corp. Class A (a)		4,700	48,645
SBA Communications Corp. Class A (a)		15,828	238,211
Sprint Nextel Corp.		609,273	15,798,449
SunCom Wireless Holdings, Inc.
Class A (a)		6,400	21,120
Syniverse Holdings, Inc.		3,780	59,233
Telephone & Data Systems, Inc.		20,472	836,281
U.S. Cellular Corp. (a)(d)		3,371	185,000
Ubiquitel, Inc. (a)		16,900	146,523
Wireless Facilities, Inc. (a)		7,785	43,674
			23,775,400

TOTAL TELECOMMUNICATION SERVICES			89,469,545

UTILITIES 3.5%
Electric Utilities – 1.6%
Allegheny Energy, Inc. (a)		39,957	1,205,103
Allete, Inc.		4,890	221,273
Ameren Corp.		40,990	2,251,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Electric Utilities – continued
American Electric Power Co., Inc.	87,811	$3,264,813
Central Vermont Public Service Corp. .	2,400	45,840
Cinergy Corp.	40,031	1,762,965
Cleco Corp.	8,300	190,900
DPL, Inc.	31,522	850,779
Duquesne Light Holdings, Inc.	18,842	341,982
Edison International	66,151	2,978,780
El Paso Electric Co. (a)	8,800	184,448
Empire District Electric Co.	5,700	135,375
Entergy Corp.	48,312	3,619,052
Exelon Corp.	149,368	8,049,442
FirstEnergy Corp.	73,966	3,774,485
FPL Group, Inc.	80,004	3,447,372
Great Plains Energy, Inc.	22,053	685,628
Green Mountain Power Corp.	2,020	61,307
Hawaiian Electric Industries, Inc.	25,869	685,787
IDACORP, Inc.	11,816	362,751
MGE Energy, Inc.	3,300	122,727
Northeast Utilities	31,344	624,372
Otter Tail Corp.	8,116	243,480
Pepco Holdings, Inc.	44,881	1,025,082
Pinnacle West Capital Corp.	22,286	1,001,310
PPL Corp.	82,234	2,628,199
Progress Energy, Inc.	53,511	2,332,544
Reliant Energy, Inc. (a)	65,900	823,750
Sierra Pacific Resources (a)(d)	27,514	401,154
Southern Co.	163,742	5,632,725
UIL Holdings Corp.	2,900	153,584
Unisource Energy Corp.	5,073	168,880
Unitil Corp.	1,979	55,214
Westar Energy, Inc.	19,419	466,444
		49,799,128
Gas Utilities 0.3%
AGL Resources, Inc.	17,824	665,726
Atmos Energy Corp.	20,296	600,559
Cascade Natural Gas Corp.	2,816	58,883
Chesapeake Utilities Corp.	3,158	104,214
Delta Natural Gas Co., Inc.	1,500	42,225
Energen Corp.	14,052	538,473
EnergySouth, Inc.	1,948	54,525
Equitable Resources, Inc.	11,496	866,798
Laclede Group, Inc.	3,369	108,886
National Fuel Gas Co.	21,656	652,062
New Jersey Resources Corp.	8,309	390,357
Nicor, Inc.	7,539	312,190
Northwest Natural Gas Co.	10,825	398,144
ONEOK, Inc.	22,539	766,326
Peoples Energy Corp.	9,564	397,575
Piedmont Natural Gas Co., Inc. (d)	17,138	420,909

	Shares	Value (Note 1)
Questar Corp.	19,499	$1,521,312
South Jersey Industries, Inc.	8,890	261,899
Southern Union Co.	21,589	531,521
Southwest Gas Corp.	5,329	146,121
UGI Corp.	17,764	491,175
WGL Holdings, Inc.	14,007	460,410
		9,790,290
Independent Power Producers & Energy Traders 0.5%
AES Corp. (a)	147,189	2,316,755
Baycorp Holdings Ltd. (a)	2,577	25,512
Black Hills Corp.	11,850	493,553
Calpine Corp. (a)(d)	112,045	343,978
Constellation Energy Group, Inc.	38,507	2,262,286
Duke Energy Corp.	201,876	5,852,385
Dynegy, Inc. Class A (a)(d)	70,878	309,028
NRG Energy, Inc. (a)	18,415	736,968
Ormat Technologies, Inc.	697	15,334
TXU Corp.	50,005	4,851,485
		17,207,284
Multi-Utilities – 1.1%
Alliant Energy Corp.	23,954	719,818
Aquila, Inc. (a)	55,492	223,078
Avista Corp.	15,952	310,107
CenterPoint Energy, Inc.	65,332	928,368
CH Energy Group, Inc.	6,461	310,774
CMS Energy Corp. (a)	53,525	861,753
Consolidated Edison, Inc.	53,654	2,516,909
Dominion Resources, Inc.	74,485	5,696,613
DTE Energy Co.	33,622	1,538,879
Energy East Corp.	31,264	819,742
KeySpan Corp.	29,843	1,139,107
MDU Resources Group, Inc.	26,413	849,970
NiSource, Inc.	59,291	1,431,285
NSTAR	25,581	756,174
OGE Energy Corp.	25,698	746,013
PG&E Corp.	84,873	3,184,435
PNM Resources, Inc.	19,036	563,085
Public Service Enterprise Group, Inc.	51,933	3,352,275
Puget Energy, Inc.	30,052	684,284
SCANA Corp.	20,887	885,400
Sempra Energy	38,013	1,703,743
TECO Energy, Inc.	45,359	789,700
Vectren Corp.	20,232	566,496
Wisconsin Energy Corp.	26,825	1,050,735
WPS Resources Corp.	11,330	653,061
Xcel Energy, Inc.	101,425	1,951,417
		34,233,221
Water Utilities – 0.0%
American States Water Co.	3,400	108,902
Aqua America, Inc.	19,247	659,402
Artesian Resources Corp. Class A	2,095	62,850
California Water Service Group	3,300	131,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Water Utilities – continued
Middlesex Water Co.	2,742	$58,651
SJW Corp.	3,300	163,185
Southwest Water Co.	6,003	79,780
		1,263,945

TOTAL UTILITIES		112,293,868

TOTAL COMMON STOCKS
(Cost $2,789,317,893)	3,131,256,601

Nonconvertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc. (special)	13,090	503,965
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $462,951)		503,965

Nonconvertible Bonds 0.0%
	Principal
	Amount

HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Del Global Technologies Corp. 6%
3/28/07	$1,239	620
TOTAL NONCONVERTIBLE BONDS
(Cost $958)		620

U.S. Treasury Obligations 0.2%

U.S. Treasury Bills, yield at date of
purchase 3% 9/22/05 (e)
(Cost $4,990,925)	5,000,000	4,990,450

Money Market Funds 4.9%
	Shares
Fidelity Cash Central Fund, 3.6% (b)	62,736,103	62,736,103
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	92,727,385	92,727,385
TOTAL MONEY MARKET FUNDS
(Cost $155,463,488)		155,463,488

TOTAL INVESTMENT PORTFOLIO 102.7%
(Cost $2,950,236,215)	3,292,215,124

NET OTHER ASSETS (2.7)%		(85,463,409)
NET ASSETS 100%	$ 3,206,751,715

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
136 Russell 1000
Mini Index
Contracts	Sept. 2005	$ 9,073,920	$191,892
69 S&P 500 E Mini
Index Contracts	Sept. 2005	4,213,830	(23,375)
190 S&P 500 Index
Contracts	Sept. 2005	58,016,500	204,875
64 S&P MidCap 400
E Mini Index
Contracts	Sept. 2005	4,558,080	78,218

TOTAL EQUITY INDEX
CONTRACTS		$ 75,862,330	$451,610

The face value of futures purchased as a percentage of net assets — 2.4%

Swap Agreements

		Notional	Value
		Amount

Equity Total Return Swap
Receive monthly a return
equal to Plains All
American Pipeline LP
and pay monthly a
floating rate based on
1 month LIBOR plus
40 basis points with
Goldman Sachs	Sept. 2006	$453,700	$14,800

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,990,450.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $38,819,667 of which $36,001,552 and $2,818,115 will expire on February 28, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$88,792,894) (cost
$2,950,236,215) — See accom-
panying schedule		$3,292,215,124
Receivable for investments sold		2,713,093
Receivable for fund shares sold		2,788,869
Dividends receivable		5,581,886
Interest receivable		156,973
Receivable for daily variation on fu-
tures contracts		904,067
Swap agreements, at value		14,800
Other affiliated receivables		883
Other receivables		91,957
Total assets		3,304,467,652

Liabilities
Payable for investments purchased	. $	1,288,416
Payable for fund shares redeemed	.	3,433,719
Accrued management fee		266,417
Collateral on securities loaned, at
value		92,727,385
Total liabilities		97,715,937

Net Assets		$ 3,206,751,715
Net Assets consist of:
Paid in capital		$2,890,493,989
Undistributed net investment income		25,496,996
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(51,684,589)
Net unrealized appreciation (de-
preciation) on investments		342,445,319
Net Assets, for 94,203,466 shares
outstanding		$ 3,206,751,715
Net Asset Value, offering price and
redemption price per share
($3,206,751,715 ÷ 94,203,466
shares)		$34.04

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$25,458,658
Interest		877,074
Security lending		434,353
Total income		26,770,085

Expenses
Management fee	$1,496,283
Independent trustees’ compensation	6,401
Miscellaneous	4,707
Total expenses before reductions	1,507,391
Expense reductions	(17,160)	1,490,231

Net investment income (loss)		25,279,854
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	1,717,935
Foreign currency transactions	(209)
Futures contracts	1,892,517
Swap agreements	144,115
Total net realized gain (loss)		3,754,358
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	88,054,895
Futures contracts	(240,044)
Swap agreements	(59,310)
Total change in net unrealized ap-
preciation (depreciation)		87,755,541
Net gain (loss)		91,509,899
Net increase (decrease) in net as-
sets resulting from operations		$116,789,753

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	44

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,279,854	$ 42,165,757
Net realized gain (loss)	3,754,358	(4,619,242)
Change in net unrealized appreciation (depreciation)	87,755,541	159,533,145
Net increase (decrease) in net assets resulting from operations	116,789,753	197,079,660
Distributions to shareholders from net investment income	(7,922,330)	(38,260,068)
Share transactions
Proceeds from sales of shares	468,186,681	904,681,812
Reinvestment of distributions	7,352,307	35,603,764
Cost of shares redeemed	(226,793,402)	(490,697,412)
Net increase (decrease) in net assets resulting from share transactions	248,745,586	449,588,164
Redemption fees	41,885	176,356
Total increase (decrease) in net assets	357,654,894	608,584,112

Net Assets
Beginning of period	2,849,096,821	2,240,512,709
End of period (including undistributed net investment income of $25,496,996 and undistributed net investment income
of $8,139,472, respectively)	$ 3,206,751,715	$ 2,849,096,821

Other Information
Shares
Sold	14,237,212	29,018,068
Issued in reinvestment of distributions	228,049	1,100,762
Redeemed	(6,877,097)	(15,781,625)
Net increase (decrease)	7,588,164	14,337,205

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 32.89	$ 31.00	$ 22.07	$ 28.57	$ 31.52	$ 37.41
Income from Investment Operations
Net investment income (loss)D	28	.54E	.37	.35	.34	.35
Net realized and unrealized gain (loss)	96	1.82	8.88	(6.53)	(2.97)	(5.77)
Total from investment operations	1.24	2.36	9.25	(6.18)	(2.63)	(5.42)
Distributions from net investment income	(.09)	(.47)	(.32)	(.32)	(.32)	(.30)
Distributions from net realized gain	—	—	—	—	—	(.13)
Distributions in excess of net realized gain	—	—	—	—	—	(.05)
Total distributions	(.09)	(.47)	(.32)	(.32)	(.32)	(.48)
Redemption fees added to paid in capitalD	—H	—H	—H	—H	—H	.01
Net asset value, end of period	$ 34.04	$ 32.89	$ 31.00	$ 22.07	$ 28.57	$ 31.52
Total ReturnB,C	3.79%	7.64%	42.07%	(21.73)%	(8.36)%	(14.61)%
Ratios to Average Net AssetsF
Expenses before expense reductions	10%A	.38%	.40%	.41%	.41%	.41%
Expenses net of voluntary waivers, if any	10%A	.17%	.25%	.25%	.25%	.25%
Expenses net of all reductions	10%A	.17%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.69%A	1.73%E	1.36%	1.39%	1.15%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,206,752	$2,849,097	$2,240,513	$1,003,806	$1,110,567	$1,010,560
Portfolio turnover rate	3%A	6%	3%	3%	7%	16%

A Annualized	B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during
the period.	E Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.49%. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Berkshire Hathaway, Inc. Class A	2.6	3.2
Google, Inc. Class A (sub. vtg.)	1.5	0.6
Genentech, Inc.	1.3	0.8
Liberty Media Corp. Class A	0.7	0.9
The DIRECTV Group, Inc.	0.5	0.5
Amazon.com, Inc.	0.4	0.4
Juniper Networks, Inc.	0.4	0.4
Liberty Global, Inc. Class A	0.4	0.4
Legg Mason, Inc.	0.3	0.3
GlobalSantaFe Corp.	0.3	0.3
	8.4
Market Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	23.3	24.9
Consumer Discretionary	16.9	18.0
Information Technology	14.1	13.6
Health Care	11.7	11.4
Industrials	9.9	10.7
Energy	7.7	6.9
Utilities	3.7	3.7
Materials	3.6	4.8
Consumer Staples	3.1	3.6
Telecommunication Services	1.6	1.4

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

46

Spartan Extended Market Index Fund

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 95.5%

	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 16.9%
Auto Components – 0.6%
Aftermarket Technology Corp. (a)	8,308	$142,898
American Axle & Manufacturing
Holdings, Inc.	22,016	571,535
Amerigon, Inc. (a)	3,487	16,215
ArvinMeritor, Inc.	41,303	766,171
Bandag, Inc.	6,237	270,062
BorgWarner, Inc.	27,948	1,633,840
Drew Industries, Inc. (a)	4,206	188,639
Dura Automotive Systems, Inc.
Class A (a)	4,532	20,802
Exide Technologies (a)(d)	12,228	54,170
GenTek, Inc.	5,509	78,338
Gentex Corp.	81,554	1,396,204
Hayes Lemmerz International, Inc. (a)	9,600	63,360
IMPCO Technologies, Inc. (a)	5,261	34,670
Keystone Automotive Industries, Inc. (a)	11,886	359,195
Lear Corp.	39,317	1,482,251
LKQ Corp. (a)	10,867	339,920
Midas, Inc. (a)	9,230	194,753
Modine Manufacturing Co.	20,473	719,831
Noble International Ltd.	2,433	56,908
Proliance International, Inc. (a)	3,337	18,921
Quantum Fuel Systems Technologies
Worldwide, Inc. (a)(d)	11,619	54,145
R&B, Inc. (a)	2,806	31,147
Raytech Corp.	7,859	10,060
Sauer Danfoss, Inc.	3,933	73,547
Shiloh Industries, Inc. (a)	7,998	106,853
Spartan Motors, Inc.	5,240	59,212
Sports Resorts International, Inc. (a)(d) .	10,786	6,342
Standard Motor Products, Inc.	9,163	94,837
Stoneridge, Inc. (a)	8,249	79,273
Strattec Security Corp. (a)	1,213	62,736
Superior Industries International, Inc. (d)	15,308	340,603
Tenneco Automotive, Inc. (a)	24,053	436,081
TRW Automotive Holdings Corp. (a)	17,562	515,445
Zapata Corp. (a)	6,888	52,004
		10,330,968
Automobiles – 0.1%
Coachmen Industries, Inc.	4,577	61,652
Fleetwood Enterprises, Inc. (a)(d)	23,765	240,264
Monaco Coach Corp.	10,568	162,430
National R.V. Holdings, Inc. (a)	1,403	8,432
Thor Industries, Inc.	23,294	773,361
Winnebago Industries, Inc.	17,350	528,655
		1,774,794
Distributors 0.1%
All American Semiconductor, Inc. (a)	3,649	16,311
Amcon Distributing Co. (a)	1,022	20,593
Andersons, Inc.	4,023	120,931
Aristotle Corp. (a)	3,170	19,876

	Shares	Value (Note 1)
Audiovox Corp. Class A (a)	5,832	$105,443
Building Material Holding Corp.	8,849	827,205
Design Within Reach, Inc. (a)	7,015	80,813
Earle M. Jorgensen Co.	10,176	103,999
Handleman Co.	16,324	228,373
Prestige Brands Holdings, Inc.	12,173	156,667
Source Interlink Companies, Inc. (a)	16,553	203,602
		1,883,813
Diversified Consumer Services 1.0%
Alderwoods Group, Inc. (a)	25,083	403,585
Bright Horizons Family Solutions,
Inc. (a)	16,892	664,193
Career Education Corp. (a)	51,515	2,019,388
Carriage Services, Inc. Class A (a)	9,225	57,656
Collectors Universe, Inc. (a)	1,240	17,819
Corinthian Colleges, Inc. (a)	43,329	549,412
CPI Corp.	3,642	63,007
DeVry, Inc. (a)	33,321	615,439
Educate, Inc.	13,204	213,641
Education Management Corp. (a)	35,139	1,190,158
EVCI Career Colleges, Inc. (a)	1,029	6,555
Greg Manning Auctions, Inc. (a)(d)	11,496	171,865
ITT Educational Services, Inc. (a)	23,105	1,174,658
Jackson Hewitt Tax Service, Inc.	15,628	399,921
Laureate Education, Inc. (a)	22,355	935,557
Learning Care Group, Inc. (a)	8,383	51,304
Mace Security International, Inc. (a)(d) .	8,918	24,168
Matthews International Corp. Class A	19,095	763,800
Nobel Learning Communities, Inc. (a)	2,715	25,575
Pre Paid Legal Services, Inc. (d)	9,474	383,602
Princeton Review, Inc. (a)	7,132	42,935
Regis Corp.	22,463	919,860
Service Corp. International (SCI)	170,973	1,451,561
ServiceMaster Co.	151,413	2,080,415
Sothebys Holdings, Inc. Class A
(ltd. vtg.) (a)	29,237	508,431
Stewart Enterprises, Inc. Class A	59,128	410,348
Strayer Education, Inc.	8,054	812,810
Universal Technical Institute, Inc. (a)	13,562	434,120
Vertrue, Inc. (a)	7,068	244,058
Weight Watchers International, Inc. (a)	21,962	1,243,269
		17,879,110
Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc.	14,159	187,890
Alliance Gaming Corp. (a)	25,308	303,696
AM CH, Inc. (a)	17	2
Ambassadors Group, Inc.	5,008	233,473
American Wagering, Inc. (a)(d)	4,600	8,050
Ameristar Casinos, Inc.	14,938	343,126
Applebee’s International, Inc.	41,728	922,606
Argosy Gaming Co. (a)	13,166	614,326
Atlantic Coast Entertainment Holdings,
Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	16,196	540,946
See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Spartan Extended Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

		Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Back Yard Burgers, Inc. (a)		4,772	$23,621
Bally Total Fitness Holding Corp. (a)(d)	.	7,579	27,209
Benihana, Inc. Class A (sub. vtg.) (a)		3,766	72,270
BJ’s Restaurants, Inc. (a)		5,440	115,818
Bluegreen Corp. (a)		12,202	215,243
Bob Evans Farms, Inc.		19,931	482,131
Boyd Gaming Corp.		24,474	1,138,775
Brinker International, Inc. (a)		46,032	1,710,089
Buca, Inc. (a)		5,333	29,332
Buffalo Wild Wings, Inc. (a)		5,685	162,591
California Pizza Kitchen, Inc. (a)		9,897	292,852
CBRL Group, Inc.		24,935	901,650
CEC Entertainment, Inc. (a)		19,702	675,582
Cedar Fair LP (depository unit)		14,740	455,171
Champps Entertainment, Inc. (a)		6,082	47,257
Checkers Drive In Restaurants, Inc. (a)	.	4,865	71,175
Choice Hotels International, Inc.		10,183	625,134
Churchill Downs, Inc.		5,154	202,501
CKE Restaurants, Inc.		27,522	322,007
Cosi, Inc. (a)		15,971	145,496
Dave & Buster’s, Inc. (a)		4,974	70,880
Denny’s Corp. (a)		38,767	203,527
Domino’s Pizza, Inc.		15,096	347,208
Dover Downs Gaming & Entertainment,
Inc.		3,715	49,484
Dover Motorsports, Inc.		22,686	158,121
Empire Resorts, Inc. (a)(d)		7,884	30,275
Famous Dave’s of America, Inc. (a)		6,737	81,518
Fox & Hound Restaurant Group (a)		4,959	58,467
Friendly Ice Cream Corp. (a)		6,031	68,753
Frisch’s Restaurants, Inc.		2,711	66,582
Gaylord Entertainment Co. (a)		20,053	854,258
Great Wolf Resorts, Inc.		12,393	142,520
GTECH Holdings Corp.		60,963	1,742,323
IHOP Corp.		11,626	466,900
International Speedway Corp. Class A	.	18,288	1,025,408
Interstate Hotels & Resorts, Inc. (a)		17,282	86,583
Isle of Capri Casinos, Inc. (a)		8,830	194,172
Jack in the Box, Inc. (a)		20,519	723,705
Jameson Inns, Inc. (a)		8,935	21,355
John Q. Hammons Hotels, Inc.
Class A (a)		5,736	137,033
Krispy Kreme Doughnuts, Inc. (a)(d)		31,771	220,808
La Quinta Corp. unit (a)		96,333	814,014
Landry’s Seafood Restaurants, Inc.		12,835	375,167
Las Vegas Sands Corp. (d)		65,755	2,320,494
Life Time Fitness, Inc. (a)		8,300	278,050
Littlefield Corp. (a)		500	340
Lone Star Steakhouse & Saloon, Inc.		12,892	340,220
Luby’s, Inc. (a)		13,286	174,578

	Shares	Value (Note 1)
Marcus Corp.	12,502	$241,039
Max & Erma’s Restaurants, Inc. (a)	2,608	37,164
McCormick & Schmick Seafood
Restaurants (a)	5,476	102,073
MGM MIRAGE (a)	63,827	2,697,329
Mikohn Gaming Corp. (a)	18,901	217,362
Monarch Casino & Resort, Inc. (a)	3,059	58,090
MTR Gaming Group, Inc. (a)	23,573	217,815
Multimedia Games, Inc. (a)(d)	16,757	169,078
O’Charleys, Inc. (a)	7,853	128,711
Outback Steakhouse, Inc.	37,659	1,566,991
P.F. Chang’s China Bistro, Inc. (a)(d)	12,646	647,222
Panera Bread Co. Class A (a)	15,306	853,156
Papa John’s International, Inc. (a)	6,591	315,182
Penn National Gaming, Inc. (a)	33,865	1,154,119
Pinnacle Entertainment, Inc. (a)	22,274	444,144
Rare Hospitality International, Inc. (a)	18,243	487,818
Red Robin Gourmet Burgers, Inc. (a)	5,597	269,104
Riviera Holdings Corp. (a)	4,031	104,524
Royal Caribbean Cruises Ltd.	50,754	2,168,211
Rubio’s Restaurants, Inc. (a)	3,930	37,099
Ruby Tuesday, Inc.	32,608	720,637
Ryan’s Restaurant Group, Inc. (a)	20,876	267,422
Scientific Games Corp. Class A (a)	34,339	1,034,977
Shuffle Master, Inc. (a)(d)	18,171	444,281
Six Flags, Inc. (a)(d)	32,313	231,038
Sonic Corp. (a)	31,277	956,763
SPEEDUS Corp. (a)	1,900	2,641
Speedway Motorsports, Inc. (d)	9,649	362,995
Station Casinos, Inc.	24,575	1,642,102
Steak n Shake Co. (a)	17,661	345,449
Texas Roadhouse, Inc. Class A	13,948	460,563
The Cheesecake Factory, Inc. (a)	40,139	1,271,202
Triarc Companies, Inc. Class B	24,997	374,955
Vail Resorts, Inc. (a)	13,992	401,570
Westcoast Hospitality Corp. (a)	3,357	22,693
WMS Industries, Inc. (a)(d)	9,136	264,579
Worldwide Restaurant Concepts, Inc. (a)	4,580	30,549
Wynn Resorts Ltd. (a)	38,273	1,826,388
Youbet.com, Inc. (a)	5,895	36,254
		44,536,051
Household Durables 2.0%
Advanced Lighting Technologies,
Inc. (a)	2,400	0
American Greetings Corp. Class A	32,953	836,677
Applica, Inc. (a)	6,082	12,286
Avatar Holdings, Inc. (a)(d)	2,519	135,371
Bassett Furniture Industries, Inc.	8,703	165,009
Beazer Homes USA, Inc.	19,570	1,221,951
Blount International, Inc. (a)	20,940	376,920
Blyth, Inc. (d)	18,421	457,762
Brillian Corp. (a)(d)	1,316	4,001
Brookfield Homes Corp.	7,239	370,637
California Coastal Communities, Inc. (a)	3,836	141,165

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	48

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Cavalier Homes, Inc. (a)	13,027	$77,120
Cavco Industries, Inc. (a)	1,598	53,581
Champion Enterprises, Inc. (a)	44,107	587,946
Cobra Electronics Corp. (a)	1,132	9,475
Comstock Homebuilding Companies,
Inc. Class A	3,651	77,766
Craftmade International, Inc.	2,794	50,879
CSS Industries, Inc.	3,326	120,069
Department 56, Inc. (a)	11,079	143,916
Dixie Group, Inc. (a)	2,499	42,283
Dominion Homes, Inc. (a)(d)	2,526	44,028
Emerson Radio Corp. (a)	9,263	31,957
Enesco Group, Inc. (a)	4,116	6,874
Ethan Allen Interiors, Inc.	17,753	572,002
Fedders Corp. (d)	13,593	30,856
Flexsteel Industries, Inc.	3,192	46,294
Foamex International, Inc. (a)(d)	8,514	1,277
Furniture Brands International, Inc.	22,839	436,453
Harman International Industries, Inc.	35,582	3,679,179
Helen of Troy Ltd. (a)	8,451	192,345
Hovnanian Enterprises, Inc.
Class A (a)(d)	16,862	1,014,249
Interface, Inc. Class A (a)	27,417	278,283
Jarden Corp. (a)	22,689	900,526
Kimball International, Inc. Class B	25,065	316,822
Knape & Vogt Manufacturing Co.	5,554	67,203
La Z Boy, Inc.	22,445	322,984
Lennar Corp. Class A	70,352	4,368,859
Levitt Corp. Class A	6,600	164,406
Libbey, Inc.	4,937	86,941
Lifetime Brands, Inc.	5,543	122,556
M.D.C. Holdings, Inc.	15,464	1,181,140
M/I Homes, Inc. (d)	5,737	323,280
Meritage Homes Corp. (a)	10,834	848,194
Mestek, Inc. (a)	3,426	40,769
MITY Enterprises, Inc. (a)	3,184	54,415
Mohawk Industries, Inc. (a)	26,313	2,246,604
National Presto Industries, Inc.	1,847	82,358
NVR, Inc. (a)(d)	3,014	2,667,390
Oneida Ltd. (a)(d)	5,004	10,008
Orleans Homebuilders, Inc.	4,454	100,972
Palm Harbor Homes, Inc. (a)(d)	9,454	174,615
Russ Berrie & Co., Inc.	6,705	112,309
Ryland Group, Inc.	23,670	1,712,761
Salton, Inc. (a)(d)	2,717	10,325
Skyline Corp.	6,866	270,314
Standard Pacific Corp.	33,324	1,463,923
Stanley Furniture Co., Inc.	12,350	331,104
Technical Olympic USA, Inc.	9,819	286,322
Tempur Pedic International, Inc. (a)(d) .	21,110	339,238
The Rowe Companies (a)	1,881	5,267

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)(d)	57,669	$2,770,995
Tupperware Corp.	27,093	593,879
Universal Electronics, Inc. (a)	13,861	241,459
Virco Manufacturing Co. (a)	4,818	33,967
WCI Communities, Inc. (a)(d)	19,905	600,534
William Lyon Homes, Inc. (a)	2,212	332,132
Yankee Candle Co., Inc.	24,556	674,553
		35,077,735
Internet & Catalog Retail 1.1%
1 800 CONTACTS, Inc. (a)	3,181	56,685
1 800 FLOWERS.com, Inc. Class A (a)	19,046	132,370
Alloy, Inc. (a)(d)	36,576	185,075
Amazon.com, Inc. (a)	158,614	6,772,818
Audible, Inc. (a)	9,878	118,536
Blair Corp.	1,894	75,760
Blue Nile, Inc. (a)(d)	4,402	148,832
Bluefly, Inc. (a)(d)	1,778	2,791
Coldwater Creek, Inc. (a)	19,327	592,373
Drugstore.com, Inc. (a)(d)	21,155	84,408
eCost.com, Inc. (d)	4,291	9,397
Expedia, Inc., Deleware (a)	153,657	3,420,405
FTD Group, Inc.	8,626	97,043
Gaiam, Inc. Class A (a)	3,743	40,424
GSI Commerce, Inc. (a)	10,161	183,000
Hollywood Media Corp. (a)	26,946	114,251
IAC/InterActiveCorp (a)	153,657	3,772,279
Insight Enterprises, Inc. (a)	24,899	468,848
J. Jill Group, Inc. (a)	8,325	147,519
MediaBay, Inc. (a)	5,988	2,754
Netflix, Inc. (a)(d)	17,962	387,261
NutriSystem, Inc. (a)	17,144	375,625
Overstock.com, Inc. (a)(d)	5,574	224,855
Paragon Financial Corp. (a)	29,504	1,180
PC Mall, Inc. (a)(d)	3,555	19,126
PhotoWorks, Inc. (a)	1,628	1,107
Priceline.com, Inc. (a)(d)	11,020	236,820
Provide Commerce, Inc. (a)	4,254	108,562
RedEnvelope, Inc. (a)(d)	5,119	51,702
Sportsmans Guide, Inc. (a)	3,969	99,741
Stamps.com, Inc. (a)	13,411	232,681
Systemax, Inc. (a)	10,200	71,094
ValueVision Media, Inc. Class A (a)	11,622	153,992
Varsity Group, Inc. (a)(d)	4,794	26,942
		18,416,256
Leisure Equipment & Products 0.4%
Action Performance Companies, Inc. (d)	4,434	56,134
Adams Golf, Inc. (a)	9,544	13,266
Aldila, Inc.	300	7,461
Arctic Cat, Inc.	8,551	184,445
Boyds Collection, Ltd. (a)	13,297	12,632
Callaway Golf Co	37,554	559,930
Concord Camera Corp. (a)	6,760	9,464
Escalade, Inc.	6,336	82,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Leisure Equipment & Products – continued
Excelligence Learning Corp. (a)	3,829	$25,003
Fairchild Corp. Class A (a)	9,497	23,078
JAKKS Pacific, Inc. (a)	10,295	171,000
Johnson Outdoors, Inc. Class A (a)	1,929	32,369
K2, Inc. (a)	20,086	250,071
Leapfrog Enterprises, Inc. Class A (a)(d)	23,870	320,813
Marine Products Corp.	11,382	137,153
MarineMax, Inc. (a)	11,754	333,931
Marvel Enterprises, Inc. (a)(d)	44,266	852,121
Meade Instruments Corp. (a)	4,023	9,736
Nautilus, Inc. (d)	17,412	448,011
Oakley, Inc.	14,586	255,109
Polaris Industries, Inc.	21,858	1,151,479
RC2 Corp. (a)	12,056	468,376
SCP Pool Corp.	30,234	1,106,564
Steinway Musical Instruments, Inc. (a)	3,201	88,508
Sturm Ruger & Co., Inc.	11,303	107,718
		6,706,740
Media 4.8%
4Kids Entertainment, Inc. (a)	5,021	86,462
ACME Communications, Inc. (a)	6,362	24,494
ACT Teleconferencing, Inc. (a)	2,700	1,458
ADVO, Inc.	14,262	466,938
Arbitron, Inc.	14,915	626,430
Ballantyne of Omaha, Inc. (a)	30	134
Beasley Broadcast Group, Inc.
Class A (a)	4,117	60,026
Belo Corp. Series A	57,299	1,407,263
Brilliant Digital Entertainment, Inc. (a)	4,500	225
Cablevision Systems Corp. – NY Group
Class A (a)	122,929	3,835,385
Cadmus Communications Corp.	4,716	95,735
Carmike Cinemas, Inc.	7,620	227,838
Catalina Marketing Corp.	23,554	563,883
Charter Communications, Inc.
Class A (a)(d)	97,245	144,895
Citadel Broadcasting Corp. (a)	24,894	336,069
CKX, Inc. (a)	21,174	294,319
Courier Corp.	5,166	190,677
Cox Radio, Inc. Class A (a)	21,705	336,210
Crown Media Holdings, Inc. Class A (a)	4,844	53,139
Cumulus Media, Inc. Class A (a)	33,745	430,924
Dex Media, Inc.	57,742	1,472,421
Digital Generation Systems, Inc. (a)	16,431	10,680
Discovery Holding Co. Class A (a)	154,471	2,338,691
DreamWorks Animation SKG, Inc.
Class A	21,752	565,987
E.W. Scripps Co. Class A	42,964	2,148,200
EchoStar Communications Corp.
Class A	112,523	3,367,813
EMAK Worldwide, Inc. (a)	3,798	34,562

	Shares	Value (Note 1)
Emmis Communications Corp. Class A (a)	14,631	$350,559
Entercom Communications Corp.
Class A (a)	20,503	685,825
Entravision Communications Corp.
Class A (a)	23,214	188,962
Fisher Communications, Inc. (a)	2,738	132,163
Franklin Electronic Publishers, Inc. (a)	2,339	11,765
Gemstar TV Guide International, Inc. (a)	122,221	350,774
Getty Images, Inc. (a)	24,263	2,076,670
Granite Broadcasting Corp.
(non vtg.) (a)	6,146	1,782
Gray Television, Inc.	27,891	343,059
Harris Interactive, Inc. (a)	41,822	175,652
Harte Hanks, Inc.	27,164	697,028
Hearst Argyle Television, Inc.	16,843	437,413
Hollinger International, Inc. Class A	38,534	391,505
Image Entertainment, Inc. (a)(d)	7,100	19,170
Insight Communications, Inc. Class A (a)	27,678	321,618
Insignia Systems, Inc. (a)(d)	4,959	3,570
Interactive Data Corp.	21,295	487,443
Interep National Radio Sales, Inc.
Class A (a)	2,901	1,712
John Wiley & Sons, Inc. Class A	23,515	1,026,430
Journal Communications, Inc. Class A .	40,106	640,894
Journal Register Co.	23,387	438,506
Knology, Inc. (a)	9,513	20,738
Lamar Advertising Co. Class A (a)	43,568	1,752,305
Lee Enterprises, Inc.	21,725	942,865
Liberty Corp., South Carolina	8,893	426,775
Liberty Global, Inc. Class A (a)	116,259	5,900,144
Liberty Media Corp. Class A (a)	1,372,086	11,402,035
LIN TV Corp. Class A (a)	17,098	258,351
LodgeNet Entertainment Corp. (a)	13,711	207,036
Martha Stewart Living Omnimedia, Inc.
Class A (a)(d)	8,771	283,303
Media General, Inc. Class A	13,137	864,283
Mediacom Communications Corp.
Class A (a)	39,749	290,168
Morningstar, Inc.	4,189	127,429
National Lampoon, Inc. (a)	1,200	3,120
Navarre Corp. (a)(d)	8,023	57,044
New Frontier Media, Inc. (a)	3,930	28,532
Nexstar Broadcasting Group, Inc. (a)	3,834	22,237
NTL, Inc. (a)	39,688	2,535,269
NTN Communications, Inc. (a)	16,316	26,106
Paxson Communications Corp.
Class A (a)	15,438	9,417
Penton Media, Inc. (a)	11,976	4,671
Pixar (a)(d)	30,953	1,358,837
Playboy Enterprises, Inc. Class B
(non vtg.) (a)	17,049	231,184
Point.360 (a)	2,433	6,739
PRIMEDIA, Inc. (a)	73,347	305,124
ProQuest Co. (a)	14,343	515,918
R.H. Donnelley Corp. (a)	16,792	1,079,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Radio One, Inc. Class A (a)	48,606	$684,372
Radio Unica Communications Corp. (a)	1,600	0
RCN Corp. (a)(d)	17,600	420,640
Reading International, Inc. Class A (a)(d)	10,681	83,312
Regal Entertainment Group Class A	24,182	472,758
Regent Communication, Inc. (a)	13,099	73,878
Rentrak Corp. (a)	6,275	58,671
Saga Communications, Inc. Class A (a)	5,932	86,133
Salem Communications Corp. Class A (a)	6,831	126,715
Scholastic Corp. (a)(d)	16,941	617,838
Sinclair Broadcast Group, Inc. Class A .	29,981	281,522
Sirius Satellite Radio, Inc. (a)(d)	625,585	4,304,025
Spanish Broadcasting System, Inc.
Class A (a)	18,581	143,445
SPAR Group, Inc. (a)	4,346	8,301
The DIRECTV Group, Inc. (a)	489,276	7,784,381
The McClatchy Co. Class A	11,883	786,655
The Reader’s Digest Association, Inc.
(non vtg.)	43,927	714,253
Thomas Nelson, Inc.	4,973	102,145
TiVo, Inc. (a)(d)	43,101	221,970
Traffix, Inc.	3,088	17,447
Valassis Communications, Inc. (a)	25,766	1,015,953
Value Line, Inc.	523	20,789
Warner Music Group Corp.	24,966	444,894
Washington Post Co. Class B	3,076	2,559,232
Westwood One, Inc.	39,548	804,011
World Wrestling Entertainment, Inc.
Class A	10,638	134,358
WPT Enterprises, Inc. (d)	6,993	89,371
XM Satellite Radio Holdings, Inc.
Class A (a)(d)	110,520	3,895,830
Young Broadcasting, Inc. Class A (a)	4,865	21,260
		82,536,705
Multiline Retail – 0.4%
99 Cents Only Stores (a)	22,074	232,881
Conn’s, Inc. (a)(d)	6,864	171,806
Dollar Tree Stores, Inc. (a)	56,978	1,297,389
Fred’s, Inc. Class A	20,065	281,111
Gottschalks, Inc. (a)	300	3,024
Neiman Marcus Group, Inc. Class A	22,550	2,230,195
Retail Ventures, Inc. (a)(d)	21,851	249,538
Saks, Inc.	62,747	1,362,237
ShopKo Stores, Inc. (a)	19,704	490,038
The Bon Ton Stores, Inc.	6,038	122,390
Tuesday Morning Corp.	14,824	429,007
		6,869,616
Specialty Retail 3.2%
Aaron Rents, Inc.	20,129	445,857
Abercrombie & Fitch Co. Class A	44,859	2,494,609
AC Moore Arts & Crafts, Inc. (a)	7,682	174,842

	Shares	Value (Note 1)
Advance Auto Parts, Inc. (a)	38,041	$2,317,838
Aeropostale, Inc. (a)	27,781	709,527
America’s Car Mart, Inc. (a)	3,022	61,860
American Eagle Outfitters, Inc.	63,055	1,805,265
AnnTaylor Stores Corp. (a)	39,515	1,011,584
Asbury Automotive Group, Inc. (a)	11,092	189,230
Barnes & Noble, Inc. (a)	29,077	1,098,238
bebe Stores, Inc.	12,614	296,681
Big 5 Sporting Goods Corp.	11,825	308,160
Big Dog Holdings, Inc. (a)	2,572	18,004
Blockbuster, Inc. Class A (d)	88,517	581,557
Books A Million, Inc.	7,672	78,868
Borders Group, Inc.	41,602	949,774
Brookstone Co., Inc. (a)	10,528	207,823
Build A Bear Workshop, Inc. (d)	5,718	126,825
Burlington Coat Factory Warehouse
Corp.	11,907	456,753
Cabela’s, Inc. Class A (a)(d)	23,226	473,346
Cache, Inc. (a)	6,059	103,669
CarMax, Inc. (a)	52,687	1,678,608
Casual Male Retail Group, Inc. (a)	9,009	64,054
Charlotte Russe Holding, Inc. (a)	9,874	135,570
Charming Shoppes, Inc. (a)	60,113	726,165
Chico’s FAS, Inc. (a)	94,512	3,280,512
Christopher & Banks Corp.	15,833	254,436
Claire’s Stores, Inc.	42,416	995,928
Cost Plus, Inc. (a)	14,259	306,711
CSK Auto Corp. (a)	21,658	362,772
Deb Shops, Inc.	3,517	85,182
Dick’s Sporting Goods, Inc. (a)(d)	15,872	502,190
Dress Barn, Inc. (a)	9,963	239,112
E Com Ventures, Inc. (a)	1,076	15,925
Electronics Boutique Holding Corp. (a) .	7,459	478,122
Emerging Vision, Inc. (a)	5,700	741
Finish Line, Inc. Class A	22,102	318,711
Finlay Enterprises, Inc. (a)	2,122	25,443
Foot Locker, Inc.	82,613	1,804,268
Franklin Covey Co. (a)	2,994	20,958
GameStop Corp.:
Class A (a)(d)	25,659	865,991
Class B (a)	3,927	118,360
Gander Mountain Co. (a)(d)	2,718	24,652
Genesco, Inc. (a)	10,948	434,745
Goody’s Family Clothing, Inc.	14,429	99,993
Group 1 Automotive, Inc. (a)	10,990	325,304
Guess?, Inc. (a)	13,986	302,517
Guitar Center, Inc. (a)	12,543	719,968
Gymboree Corp. (a)	17,416	267,684
Hancock Fabrics, Inc. (d)	6,826	38,908
Haverty Furniture Companies, Inc.	7,633	95,107
Hibbett Sporting Goods, Inc. (a)	10,968	368,964
Hot Topic, Inc. (a)(d)	27,947	433,179
Jo Ann Stores, Inc. (a)	10,058	216,247
Jos. A. Bank Clothiers, Inc. (a)(d)	6,501	257,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

		Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Kirkland’s, Inc. (a)(d)		4,549	$42,533
Linens ’N Things, Inc. (a)		22,476	530,434
Lithia Motors, Inc. Class A (sub. vtg.)		6,077	180,426
Major Automotive Companies, Inc. (a)	.	1,420	1,519
Michaels Stores, Inc.		70,467	2,557,952
Monro Muffler Brake, Inc.		6,185	184,499
Mothers Work, Inc. (a)		1,684	21,050
Movie Gallery, Inc.		14,422	259,452
New York & Co., Inc.		5,028	84,873
O’Reilly Automotive, Inc. (a)		57,888	1,595,972
Pacific Sunwear of California, Inc. (a)	.	38,417	917,398
Party City Corp. (a)		4,304	55,995
Payless ShoeSource, Inc. (a)		33,037	612,506
PETCO Animal Supplies, Inc. (a)		22,280	492,834
PETsMART, Inc.		74,020	1,907,495
Pier 1 Imports, Inc.		38,531	479,711
Pomeroy IT Solutions, Inc. (a)		3,930	50,736
Rent A Center, Inc. (a)		39,099	789,800
Rent Way, Inc. (a)		6,653	49,232
Restoration Hardware, Inc. (a)		8,795	62,796
Rex Stores Corp. (a)		2,776	42,778
Ross Stores, Inc.		79,391	1,975,248
Select Comfort Corp. (a)		20,930	404,577
Sharper Image Corp. (a)		4,600	61,824
Shoe Carnival, Inc. (a)		3,930	64,295
Sonic Automotive, Inc. Class A (sub. vtg.)		14,823	347,599
Sports Authority, Inc. (a)		15,457	499,261
Stage Stores, Inc. (a)		14,554	404,747
Stein Mart, Inc.		15,865	388,058
Syms Corp.		3,930	58,282
Talbots, Inc.		13,392	411,134
TBC Corp. New (a)		12,482	332,645
The Bombay Company, Inc. (a)		12,084	57,520
The Buckle, Inc.		7,245	284,439
The Cato Corp. Class A (sub. vtg.)		13,713	266,032
The Children’s Place Retail Stores,
Inc. (a)		7,649	312,921
The Men’s Wearhouse, Inc. (a)		24,355	742,340
The Pantry, Inc. (a)		12,174	436,925
The Pep Boys – Manny, Moe & Jack		29,619	386,824
Too, Inc. (a)		17,843	475,694
Tractor Supply Co. (a)		19,409	998,787
Trans World Entertainment Corp. (a)		16,560	123,538
Tweeter Home Entertainment Group,
Inc. (a)		5,520	22,742
United Auto Group, Inc.		9,086	306,653
United Retail Group, Inc. (a)		2,807	24,926
Urban Outfitters, Inc. (a)		29,731	1,654,827
Volcom, Inc.		3,513	105,460
West Marine, Inc. (a)		7,073	131,699
Wet Seal, Inc. Class A (a)(d)		7,568	38,672

		Shares	Value (Note 1)
Whitehall Jewellers, Inc. (a)		4,164	$24,359
Williams Sonoma, Inc. (a)		48,372	1,946,973
Wilsons Leather Experts, Inc. (a)		22,999	147,654
Winmark Corp. (a)(d)		2,614	54,894
Zale Corp. (a)		27,363	763,428
			54,949,420
Textiles, Apparel & Luxury Goods	0.6%
Ashworth, Inc. (a)		4,840	39,930
Brown Shoe Co., Inc.		9,746	348,907
Carter’s, Inc. (a)		9,051	492,465
Charles & Colvard Ltd. (d)		4,420	84,776
Cherokee, Inc.		3,331	111,056
Columbia Sportswear Co. (a)(d)		7,295	338,488
Culp, Inc. (a)		4,772	21,951
Cutter & Buck, Inc.		14,375	198,375
Deckers Outdoor Corp. (a)(d)		4,587	106,877
Delta Apparel, Inc		6,654	103,137
Delta Woodside Industries, Inc. (a)		200	150
Everlast Worldwide, Inc. (a)		200	964
Forward Industries, Inc. (NY
Shares) (a)(d)		5,267	136,257
Fossil, Inc. (a)		18,683	410,839
G III Apparel Group Ltd. (a)		4,576	45,760
Haggar Corp.		3,480	80,527
Hampshire Group Ltd. (a)		1,872	46,089
Hartmarx Corp. (a)		12,514	111,124
Iconix Brand Group, Inc. (a)		9,733	93,631
Innovo Group, Inc. (a)		3,410	7,297
K Swiss, Inc. Class A		10,498	321,659
Kellwood Co.		14,721	360,370
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)		6,696	191,840
Mossimo, Inc. (a)		2,730	13,295
Movado Group, Inc.		6,936	135,183
Oxford Industries, Inc.		8,404	392,047
Perry Ellis International, Inc. (a)		2,111	55,414
Phillips Van Heusen Corp.		19,708	660,021
Polo Ralph Lauren Corp. Class A		29,779	1,475,549
Quaker Fabric Corp. (a)(d)		5,848	18,831
Quiksilver, Inc. (a)		63,408	966,972
Rocky Shoes Boots, Inc. (a)		2,631	79,269
Russell Corp.		20,101	365,637
Samsonite Corp. (a)(d)		2,743	2,222
Saucony, Inc. Class B		3,478	79,521
Skechers U.S.A., Inc. Class A
(sub. vtg.) (a)		9,818	163,961
Sport Haley, Inc. (a)		100	351
Steven Madden Ltd. (a)		3,930	92,159
Stride Rite Corp.		15,092	194,687
Superior Uniform Group, Inc.		4,343	55,808
Tandy Brands Accessories, Inc.		1,058	11,606
Tarrant Apparel Group (a)(d)		9,692	33,728
Timberland Co. Class A (a)(d)		28,423	937,675
Unifi, Inc. (a)		31,529	130,845

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	52

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Unifirst Corp.	7,281	$286,070
Warnaco Group, Inc. (a)	23,486	587,150
Weyco Group, Inc.	9,210	182,819
Wolverine World Wide, Inc.	30,586	644,447
Xerium Technologies, Inc.	8,793	107,714
		11,325,450

TOTAL CONSUMER DISCRETIONARY		292,286,658

CONSUMER STAPLES 3.1%
Beverages 0.1%
Boston Beer Co., Inc. Class A (a)	3,368	79,148
Coca Cola Bottling Co. Consolidated	2,129	104,108
Hansen Natural Corp. (a)(d)	8,124	403,357
MGP Ingredients, Inc.	3,212	28,844
National Beverage Corp. (a)	11,130	85,367
PepsiAmericas, Inc.	36,330	916,243
Vermont Pure Holdings Ltd. (a)	4,384	8,330
		1,625,397
Food & Staples Retailing – 0.7%
7 Eleven, Inc. (a)	15,002	425,157
Arden Group, Inc. Class A	749	56,197
BJ’s Wholesale Club, Inc. (a)	34,464	983,947
Casey’s General Stores, Inc.	24,501	496,145
Central European Distribution
Corp. (a)(d)	5,516	230,293
Foodarama Supermarkets (a)	590	19,765
Fresh Brands, Inc. (a)	3,849	27,212
Ingles Markets, Inc. Class A	7,689	114,951
Longs Drug Stores Corp.	18,187	771,129
Marsh Supermarkets, Inc. Class B	3,767	44,631
Nash Finch Co.	5,652	237,384
Pathmark Stores, Inc. (a)	20,086	216,929
Performance Food Group Co. (a)	25,594	792,646
Pricesmart, Inc. (a)	21,057	181,090
Rite Aid Corp. (a)(d)	250,294	1,021,200
Ruddick Corp.	21,523	502,993
Smart & Final, Inc. (a)	8,436	106,209
Spartan Stores, Inc. (a)	7,298	74,732
The Great Atlantic & Pacific Tea
Co. (a)(d)	9,076	230,349
Topps Co., Inc.	25,992	266,678
United Natural Foods, Inc. (a)	16,102	547,468
Weis Markets, Inc.	6,612	249,405
Whole Foods Market, Inc.	34,040	4,400,010
Wild Oats Markets, Inc. (a)(d)	12,280	148,465
		12,144,985
Food Products – 1.5%
Alico, Inc.	3,393	176,402
American Italian Pasta Co. Class A (d) .	10,263	113,201
Bridgford Foods Corp. (a)	4,789	35,199

	Shares	Value (Note 1)
Bunge Ltd.	58,510	$3,435,707
Calavo Growers, Inc.	7,029	62,333
Chiquita Brands International, Inc.	20,132	507,326
Corn Products International, Inc.	37,259	839,073
Darling International, Inc. (a)	19,466	73,192
Dean Foods Co. (a)	79,365	2,931,743
Del Monte Foods Co. (a)	103,524	1,119,094
Delta & Pine Land Co.	23,202	594,667
Dreyer’s Grand Ice Cream Holdings, Inc.	14,955	1,222,870
Farmer Brothers Co.	6,050	126,687
Flowers Foods, Inc.	33,604	915,037
Fresh Del Monte Produce, Inc.	11,789	300,502
Galaxy Nutritional Foods, Inc. (a)	5,579	10,210
Gardenburger, Inc. (a)	5,600	448
Gold Kist, Inc. Delaware	24,839	459,025
Green Mountain Coffee Roasters, Inc. (a)	2,713	105,373
Griffin Land & Nurseries, Inc. (a)	1,112	26,021
Hain Celestial Group, Inc. (a)	18,331	345,906
Hines Horticulture, Inc. (a)	5,290	18,621
Hormel Foods Corp.	37,610	1,199,383
J&J Snack Foods Corp.	2,433	145,883
John B. Sanfilippo & Son, Inc. (a)	4,719	85,414
Kraft Foods, Inc. Class A	136,512	4,231,872
Lancaster Colony Corp.	15,611	714,203
Lance, Inc.	14,940	253,980
Lifeway Foods, Inc. (a)(d)	4,862	72,055
M&F Worldwide Corp. (a)	6,406	94,809
Maui Land & Pineapple, Inc. (a)	3,029	103,531
Monterey Gourmet Foods, Inc. (a)	4,304	17,173
Northland Cranberries, Inc. Class A (d)	31,116	10,735
Omega Protein Corp. (a)	5,131	39,560
Peet’s Coffee & Tea, Inc. (a)	10,925	341,625
Pilgrims Pride Corp. Class B	21,492	728,579
Poore Brothers, Inc. (a)	3,448	22,171
Premium Standard Farms, Inc.	13,982	202,320
Ralcorp Holdings, Inc.	15,354	680,950
Sanderson Farms, Inc.	9,699	358,184
Seaboard Corp.	182	233,688
Smithfield Foods, Inc. (a)	46,653	1,299,286
Tasty Baking Co.	4,304	36,842
The J.M. Smucker Co.	30,482	1,454,601
Tootsie Roll Industries, Inc.	12,755	406,374
TreeHouse Foods, Inc. (a)	15,232	458,483
		26,610,338
Household Products – 0.3%
Central Garden & Pet Co. Class A (a) .	8,965	444,126
Church & Dwight Co., Inc.	32,817	1,252,297
Energizer Holdings, Inc. (a)	35,523	2,305,443
Katy Industries, Inc. (a)	1,778	4,996
Oil Dri Corp. of America	4,520	80,908
Spectrum Brands, Inc. (a)	19,299	543,267
WD 40 Co.	11,405	328,920
		4,959,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Personal Products 0.4%
Carrington Laboratories, Inc. (a)(d)	5,146	$16,776
Chattem, Inc. (a)	9,478	367,178
Elizabeth Arden, Inc. (a)	13,382	297,348
Estee Lauder Companies, Inc. Class A .	68,934	2,784,244
Integrated Biopharma, Inc. (a)	2,198	4,088
Inter Parfums, Inc.	6,365	117,816
Mannatech, Inc. (d)	7,829	97,393
MediFast, Inc. (a)(d)	1,591	6,539
Natural Health Trends Corp. (a)(d)	8,588	135,433
Nature’s Sunshine Products, Inc.	4,464	96,422
NBTY, Inc. (a)	32,713	716,088
Nu Skin Enterprises, Inc. Class A	24,929	531,985
Parlux Fragrances, Inc. (a)(d)	6,559	205,756
Playtex Products, Inc. (a)	21,944	237,434
Reliv International, Inc. (d)	10,690	99,310
Revlon, Inc. Class A (sub. vtg.) (a)(d)	66,788	236,430
USANA Health Sciences, Inc. (a)(d)	6,765	351,780
Weider Nutrition International, Inc.
Class A (a)	11,731	52,555
		6,354,575
Tobacco – 0.1%
Alliance One International, Inc.	44,284	177,136
Loews Corp. – Carolina Group	36,028	1,391,041
Star Scientific, Inc. (a)(d)	16,374	62,712
Universal Corp.	14,549	605,529
Vector Group Ltd.	14,541	290,820
		2,527,238

TOTAL CONSUMER STAPLES		54,222,490

ENERGY 7.6%
Energy Equipment & Services – 2.7%
Atwood Oceanics, Inc. (a)	8,251	620,723
Cal Dive International, Inc. (a)	20,975	1,310,099
Carbo Ceramics, Inc.	9,372	563,820
Cooper Cameron Corp. (a)(d)	27,419	1,978,281
Dawson Geophysical Co. (a)	4,846	145,089
Diamond Offshore Drilling, Inc.	30,513	1,802,098
Dril Quip, Inc. (a)	4,548	191,107
ENSCO International, Inc.	79,364	3,242,813
FMC Technologies, Inc. (a)	34,078	1,370,276
Global Industries Ltd. (a)	37,546	517,008
GlobalSantaFe Corp.	115,629	5,420,688
Grant Prideco, Inc. (a)(d)	62,659	2,309,611
Grey Wolf, Inc. (a)	106,994	837,763
Gulf Island Fabrication, Inc.	3,684	99,468
Gulfmark Offshore, Inc. (a)	10,032	298,853
Hanover Compressor Co. (a)	34,905	527,415
Helmerich & Payne, Inc.	23,830	1,415,979
Hornbeck Offshore Services, Inc. (a)	8,107	287,799
Hydril Co. (a)	10,009	685,617

	Shares	Value (Note 1)
Hyperdynamics Corp. (a)(d)	30,744	$31,974
Infinity, Inc. (a)	5,988	48,263
Input/Output, Inc. (a)(d)	34,941	301,890
Lone Star Technologies, Inc. (a)	14,342	793,113
Lufkin Industries, Inc.	7,580	349,741
Matrix Service Co. (a)	3,632	27,385
Maverick Tube Corp. (a)	21,774	693,502
Metretek Technologies, Inc. (a)(d)	2,400	11,280
Mitcham Industries, Inc. (a)	400	3,696
NATCO Group, Inc. Class A (a)	2,713	55,210
Newpark Resources, Inc. (a)	63,182	561,688
NS Group, Inc. (a)	13,541	563,576
Oceaneering International, Inc. (a)	13,877	689,964
Offshore Logistics, Inc. (a)	10,557	382,269
Oil States International, Inc. (a)	18,420	638,437
Parker Drilling Co. (a)	44,390	358,227
Patterson UTI Energy, Inc.	89,048	3,029,413
Petroleum Helicopters, Inc. (non vtg.) (a)	5,544	167,983
Pioneer Drilling Co. (a)	18,500	288,600
Pride International, Inc. (a)	82,417	2,085,150
Royale Energy, Inc. (a)	5,582	48,563
RPC, Inc.	7,119	165,161
SEACOR Holdings, Inc. (a)	12,125	866,938
Smith International, Inc.	110,364	3,834,045
Superior Energy Services, Inc. (a)	42,731	936,664
T 3 Energy Services, Inc. (a)	4,721	68,455
TETRA Technologies, Inc. (a)	18,894	538,479
Tidewater, Inc.	25,835	1,150,691
TODCO Class A	36,215	1,257,385
Unit Corp. (a)	21,049	1,095,811
Universal Compression Holdings, Inc. (a)	14,960	616,352
Veritas DGC, Inc. (a)	16,554	532,377
W H Energy Services, Inc. (a)	18,543	601,720
		46,418,509
Oil, Gas & Consumable Fuels 4.9%
Abraxas Petroleum Corp. (a)	7,953	36,584
Adams Resources & Energy, Inc.	8,021	177,826
Alliance Resource Partners LP	3,475	319,457
Alpha Natural Resources, Inc.	18,886	563,369
APCO Argentina, Inc.	2,706	117,711
Arch Coal, Inc.	31,125	1,998,225
Atlas America, Inc. (a)	6,942	321,484
ATP Oil & Gas Corp. (a)(d)	10,098	319,703
Barnwell Industries, Inc.	1,058	71,415
Berry Petroleum Co. Class A	9,887	611,313
Bill Barrett Corp.	14,082	475,549
Bois d’Arc Energy LLC	6,468	107,369
BP Prudhoe Bay Royalty Trust (d)	8,577	671,150
BPZ Energy, Inc. (a)(d)	464	2,506
Brigham Exploration Co. (a)	34,475	354,403
Buckeye Partners LP	8,566	404,744
Cabot Oil & Gas Corp.	24,339	1,051,201
Callon Petroleum Co. (a)	15,101	279,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Carrizo Oil & Gas, Inc. (a)	12,276	$290,327
Castle Energy Corp.	4,491	77,021
Chaparral Resources, Inc. (a)(d)	13,947	80,893
Chesapeake Energy Corp.	162,958	5,151,102
Cimarex Energy Co. (a)	42,568	1,819,356
Clayton Williams Energy, Inc. (a)	2,328	87,370
Comstock Resources, Inc. (a)	20,493	596,346
CONSOL Energy, Inc.	47,131	3,285,031
Copano Energy LLC	6,957	274,732
CREDO Petroleum Corp. (a)	1,419	28,735
Cross Timbers Royalty Trust	1,715	78,153
Crosstex Energy LP	846	35,634
Crosstex Energy, Inc. (d)	7,425	473,715
Delta Petroleum Corp. (a)	14,179	267,841
Denbury Resources, Inc. (a)	28,901	1,307,192
Dorchester Minerals LP	6,550	174,361
Double Eagle Petroleum Co. (a)	8,444	157,058
Edge Petroleum Corp. (a)	6,928	136,412
Enbridge Energy Management LLC	2,721	147,043
Encore Acquisition Co. (a)	20,778	700,842
Energy Partners Ltd. (a)	16,699	400,776
Enterprise Products Partners LP	65,000	1,578,200
Forest Oil Corp. (a)	26,319	1,183,039
Foundation Coal Holdings, Inc.	15,284	544,875
Frontier Oil Corp.	32,656	1,196,842
FX Energy, Inc. (a)(d)	24,929	290,921
General Maritime Corp.	17,377	649,205
Giant Industries, Inc. (a)	9,917	488,412
Goodrich Petroleum Corp. (a)	12,161	264,988
GSV, Inc. (a)(d)	700	147
Harken Energy Corp. (a)	45,664	28,312
Harvest Natural Resources, Inc. (a)	17,676	180,118
Holly Corp.	16,000	901,440
Holly Energy Partners LP	6,668	279,723
Houston Exploration Co. (a)	15,325	902,643
Hugoton Royalty Trust	8,323	303,290
Inergy LP	2,246	66,863
James River Coal Co. (a)	9,436	467,743
K Sea Transn Partners L P	4,670	187,034
KCS Energy, Inc. (a)	25,968	600,380
KFX, Inc. (a)(d)	34,555	554,608
Kinder Morgan Management LLC	25,904	1,232,512
Magellan Midstream Partners LP	6,924	228,492
Maritrans, Inc.	2,984	87,491
Markwest Energy Partners LP	1,943	96,956
Markwest Hydrocarbon, Inc.	3,848	96,046
Massey Energy Co.	39,196	1,991,157
McMoRan Exploration Co. (a)(d)	14,526	261,323
Meridian Resource Corp. (a)	34,825	120,843
National Energy Group, Inc. (a)	5,079	15,999

	Shares	Value (Note 1)
Natural Resource Partners LP	2,339	$143,849
Newfield Exploration Co. (a)	65,358	3,086,205
NGAS Resources, Inc. (a)(d)	30,126	253,661
Noble Energy, Inc.	44,748	3,944,089
OMI Corp.	45,574	871,831
Overseas Shipholding Group, Inc.	13,830	845,705
Pacific Energy Partners LP	2,620	85,884
Pacific Ethanol, Inc. (a)(d)	10,539	88,001
Panhandle Royalty Co. Class A	7,221	310,431
Parallel Petroleum Corp. (a)	20,371	263,397
Peabody Energy Corp.	68,648	4,920,002
Penn Octane Corp. (a)	4,809	2,395
Penn Virginia Corp.	9,255	519,020
Penn Virginia Resource Partners LP	2,552	128,697
Petrohawk Energy Corp. (a)(d)	30,755	359,834
Petroleum Development Corp. (a)	11,924	453,112
Petroquest Energy, Inc. (a)	13,660	106,548
Pioneer Natural Resources Co.	75,895	3,749,213
Plains Exploration & Production Co. (a)	40,342	1,494,671
Pogo Producing Co.	29,958	1,677,648
Quicksilver Resources, Inc. (a)	27,406	1,189,420
Range Resources Corp.	46,060	1,604,270
Remington Oil & Gas Corp. (a)	12,481	480,893
Rentech, Inc. (a)	26,916	73,212
Resource America, Inc. Class A	8,687	161,057
Rio Vista Energy Partners LP	601	4,081
Southwestern Energy Co. (a)	37,997	2,200,026
Spinnaker Exploration Co. (a)	15,465	695,461
St. Mary Land & Exploration Co.	30,174	1,040,098
Stone Energy Corp. (a)	16,100	843,479
Sunoco Logistics Partners LP	2,807	109,080
Swift Energy Co. (a)	16,337	750,358
Syntroleum Corp. (a)(d)	20,072	299,474
TC Pipelines LP	5,010	173,296
TEL Offshore Trust	659	7,961
TEPPCO Partners LP	18,928	782,862
Tesoro Corp.	38,125	2,203,625
The Exploration Co. of Delaware,
Inc. (a)	7,579	31,529
Tipperary Corp. (a)	6,819	50,597
Toreador Resources Corp. (a)(d)	8,042	256,138
Transmeridian Exploration, Inc. (a)(d)	30,106	78,878
TransMontaigne, Inc. (a)	32,420	307,017
Ultra Petroleum Corp. (a)	81,074	3,586,714
USEC, Inc.	44,020	518,115
Valero LP	2,901	168,345
Vintage Petroleum, Inc.	28,062	1,078,423
W&T Offshore, Inc.	10,308	282,439
Warren Resources, Inc.	27,804	316,688
Western Gas Resources, Inc.	38,095	1,828,560
Westmoreland Coal Co. (a)	7,132	167,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

		Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Whiting Petroleum Corp. New (a)		14,984	$649,107
World Fuel Services Corp.		15,328	501,226
			83,997,198

TOTAL ENERGY			130,415,707

FINANCIALS 23.3%
Capital Markets 1.5%
A.G. Edwards, Inc		40,929	1,850,400
Aether Holdings, Inc. (a)		10,666	38,504
Affiliated Managers Group, Inc. (a)		16,926	1,228,997
Ameritrade Holding Corp. (a)		149,765	2,980,324
BlackRock, Inc. Class A		6,718	551,884
Calamos Asset Management, Inc.
Class A		11,109	299,276
Cohen & Steers, Inc.		6,504	133,332
Eaton Vance Corp. (non vtg.)		66,968	1,712,372
Epoch Holding Corp. (a)		5,333	24,372
FirstCity Financial Corp. (a)		5,260	58,649
GAMCO Investors, Inc. Class A		2,893	129,780
GFI Group, Inc.		3,376	111,678
Greenhill & Co., Inc. (d)		4,473	179,904
Investment Technology Group, Inc. (a)	.	25,418	697,724
Investors Financial Services Corp. (d)		33,289	1,169,110
JB Oxford Holdings, Inc. (a)(d)		1,070	1,969
Jefferies Group, Inc.		27,190	1,073,461
Knight Capital Group, Inc. Class A (a)	.	59,952	504,796
LaBranche & Co., Inc. (a)		36,155	310,210
Ladenburg Thalmann Financial
Services, Inc. (a)		3,489	1,745
Legg Mason, Inc.		55,973	5,850,858
MarketAxess Holdings, Inc. (d)		14,835	166,004
National Financial Partners Corp.		16,359	718,160
Nuveen Investments, Inc. Class A		31,689	1,191,506
Olympic Cascade Financial Corp. (a)		1,000	900
optionsXpress Holdings, Inc.		10,079	172,855
Piper Jaffray Companies (a)		10,319	314,626
Raymond James Financial, Inc.		36,021	1,092,517
Refco, Inc.		15,110	422,325
Sanders Morris Harris Group, Inc.		8,833	149,543
SEI Investments Co.		36,330	1,313,693
Siebert Financial Corp. (a)		7,668	23,157
Stifel Financial Corp. (a)		3,778	96,906
SWS Group, Inc.		12,863	209,538
TradeStation Group, Inc. (a)		11,535	103,469
Waddell & Reed Financial, Inc. Class A		48,955	948,748
Westwood Holdings Group, Inc.		3,071	58,871
			25,892,163
Commercial Banks – 5.1%
1st Source Corp.		6,554	156,182

	Shares	Value (Note 1)
ABC Bancorp	12,734	$236,216
Abigail Adams National Bancorp,
Inc. (d)	3,050	48,983
Alabama National Bancorp, Delaware	8,370	549,825
Amcore Financial, Inc.	13,595	419,814
Amegy Bancorp, Inc.	41,092	923,337
American National Bankshares, Inc.	2,434	56,250
AmericanWest Bancorp (a)	1,852	42,318
AmeriServ Financial, Inc. (a)	8,597	42,985
Arrow Financial Corp.	5,774	163,404
Associated Banc Corp.	58,249	1,895,422
Banc Corp. (a)	13,693	146,104
BancFirst Corp.	2,840	242,110
BancorpSouth, Inc.	44,288	996,037
BancTrust Financial Group, Inc.	4,917	107,043
Bank of Granite Corp. (d)	5,074	100,719
Bank of Hawaii Corp	24,979	1,267,684
Bank of the Ozarks, Inc.	5,292	176,488
BankFinancial Corp. (a)	14,566	207,566
Banner Corp.	3,953	109,933
Bar Harbor Bankshares	2,569	69,517
Bay View Capital Corp.	10,319	161,596
BOK Financial Corp.	7,780	365,582
Boston Private Financial Holdings, Inc.	15,145	402,403
Bryn Mawr Bank Corp.	2,058	44,515
Camden National Corp.	3,305	125,623
Capital Bank Corp. (d)	4,787	78,315
Capital City Bank Group, Inc.	5,646	206,757
Capital Corp. of the West	4,467	143,793
Capitol Bancorp Ltd.	9,607	322,411
Cardinal Financial Corp. (a)	17,899	178,811
Cascade Bancorp	8,012	167,932
Cascade Financial Corp.	7,932	138,985
Cathay General Bancorp	22,701	764,343
Cavalry Bancorp, Inc. (d)	1,123	24,145
Center Bancorp, Inc. (d)	9,529	108,440
Central Coast Bancorp (a)	2,572	53,806
Central Pacific Financial Corp.	15,355	530,976
Century Bancorp, Inc. Class A (non vtg.) .	2,001	67,064
Chemical Financial Corp.	13,177	429,834
Chester Valley Bancorp, Inc.	770	18,942
Chittenden Corp.	26,827	723,256
Citizens & Northern Corp.	6,563	200,303
Citizens Banking Corp., Michigan	19,376	586,899
City Holding Co.	8,606	316,012
City National Corp.	21,697	1,563,052
CoBiz, Inc.	10,647	194,308
Colonial Bancgroup, Inc.	74,044	1,722,263
Columbia Bancorp	5,663	233,882
Columbia Banking Systems, Inc.	9,470	249,819
Commerce Bancorp, Inc., New Jersey (d)	80,169	2,703,299
Commerce Bancshares, Inc.	32,830	1,755,748
Commercial Bankshares, Inc.	2,677	104,403
Community Bancorp, Inc. (d)	3,266	106,472

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	56

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Community Bank of Nevada		3,329	$114,018
Community Bank System, Inc.		16,667	393,841
Community Banks, Inc.		10,276	291,325
Community Bankshares, Inc., South
Carolina		3,531	58,085
Community Trust Bancorp, Inc.		8,277	266,023
Cullen/Frost Bankers, Inc.		25,383	1,240,467
CVB Financial Corp.		29,427	582,655
East West Bancorp, Inc.		24,631	835,976
Eastern Virgina Bankshares, Inc.		3,012	59,035
Enterprise Financial Services Corp. (d)	.	9,184	207,834
Exchange National Bancshares, Inc.		655	18,091
Farmers Capital Bank Corp.		5,002	163,816
Fidelity Southern Corp.		4,918	83,114
Financial Institutions, Inc.		5,570	91,738
First Bancorp, North Carolina		11,778	247,338
First Bancorp, Puerto Rico		42,880	791,565
First Charter Corp.		16,428	384,087
First Citizen Bancshares, Inc.		2,716	448,140
First Commonwealth Financial Corp.		42,191	580,126
First Community Bancorp, California		8,732	412,150
First Financial Bancorp, Ohio		25,729	463,122
First Financial Bankshares, Inc.		12,289	425,814
First Financial Corp., Indiana		6,060	175,619
First Indiana Corp.		5,116	172,358
First M&F Corp.		842	28,754
First Mariner Bancorp, Inc. (a)		999	18,122
First Merchants Corp.		13,779	358,254
First Midwest Bancorp, Inc., Delaware	.	25,440	965,194
First Oak Brook Bancshares, Inc.		3,857	117,176
First of Long Island Corp.		936	41,367
First Regional Bancorp (a)		1,346	116,887
First Republic Bank, California		13,861	498,996
First South Bancorp, Inc., Virginia (d)		3,944	130,901
First State Bancorp.		6,080	137,347
First United Corp.		5,930	117,948
FirstMerit Corp.		45,831	1,281,435
Flag Financial Corp.		1,310	19,978
FNB Corp., North Carolina (d)		842	17,657
FNB Corp., Pennsylvania		33,467	606,087
FNB Corp., Virginia		3,618	103,583
FNB Financial Services Corp.		4,785	81,441
Foothill Independent Bancorp		4,225	89,232
Frontier Financial Corp., Washington		13,492	402,197
Fulton Financial Corp.		85,354	1,493,695
German American Bancorp		5,749	83,073
Glacier Bancorp, Inc.		21,982	654,624
Gold Banc Corp., Inc.		22,069	334,566
Great Southern Bancorp, Inc.		5,120	155,546
Greater Bay Bancorp		24,923	628,060
Greater Community Bancorp		4,313	68,577

	Shares	Value (Note 1)
Hancock Holding Co.	15,250	$501,725
Hanmi Financial Corp.	30,770	564,630
Harleysville National Corp., Pennsylvania	14,797	332,193
Harrington West Financial Group, Inc.	4,000	68,080
Heritage Commerce Corp.	8,124	166,948
Hibernia Corp. Class A (d)	20,000	635,000
Hudson United Bancorp	24,884	1,051,349
IBERIABANK Corp.	4,708	237,754
Independent Bank Corp., Massachusetts	11,103	340,640
Independent Bank Corp., Michigan	11,711	354,609
Integra Bank Corp.	9,801	224,933
Interchange Financial Services Corp.	11,917	209,382
International Bancshares Corp.	25,466	763,980
Irwin Financial Corp.	8,888	186,648
Lakeland Financial Corp.	5,206	226,305
Leesport Financial Corp.	1,861	42,803
LSB Bancshares, Inc.	6,571	115,295
Main Street Banks, Inc.	7,229	193,665
MainSource Financial Group, Inc.	14,638	266,558
MB Financial, Inc.	13,779	534,901
Mercantile Bankshares Corp.	40,643	2,187,813
Merchants Bancshares, Inc.	2,649	72,900
Merrill Merchants Bancshares, Inc.	2,431	56,910
Metrocorp Bancshares, Inc.	2,855	67,521
Mid State Bancshares	14,138	402,792
Midsouth Bancorp, Inc.	2,653	75,743
Midwest Banc Holdings, Inc.	7,162	171,315
MidWestOne Financial Group, Inc.	3,499	65,081
Nara Bancorp, Inc.	10,184	141,863
National Penn Bancshares, Inc.	19,365	510,268
NBT Bancorp, Inc.	20,369	494,967
North Valley Bancorp	4,804	87,913
Northern Empire Bancshares (d)	3,115	78,155
Northern States Financial Corp.	2,836	68,433
Northrim Bancorp, Inc.	936	23,494
Oak Hill Financial, Inc.	1,403	43,240
Ohio Valley Banc Corp.	6,000	150,000
Old National Bancorp, Indiana	38,341	859,222
Old Second Bancorp, Inc.	8,393	256,490
Omega Financial Corp.	7,364	221,877
Oriental Financial Group, Inc.	11,839	160,655
PAB Bankshares, Inc.	1,403	22,252
Pacific Capital Bancorp	21,839	684,434
Pacific Mercantile Bancorp (a)	1,665	27,306
Park National Corp.	6,388	683,516
Peapack Gladstone Financial Corp. (d)	4,448	121,519
Pennsylvania Communication Bancorp,
Inc. (a)	3,180	113,685
Peoples Bancorp, Inc.	5,422	152,358
Peoples Banctrust Co., Inc.	1,053	16,585
Peoples Financial Corp., Mississippi	4,312	79,772
Placer Sierra Bancshares	6,716	179,519
Popular, Inc.	121,934	3,336,114
Premier Community Bankshares, Inc.	1,057	21,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Princeton National Bancorp, Inc.		2,512	$82,645
PrivateBancorp, Inc.		10,376	356,416
Prosperity Bancshares, Inc.		13,659	399,116
Provident Bankshares Corp.		16,994	580,345
Renasant Corp.		9,680	301,338
Republic Bancorp, Inc.		38,024	558,192
Republic Bancorp, Inc., Kentucky Class A		7,350	166,331
Republic First Bancorp, Inc.		5,968	76,987
Royal Bancshares of Pennsylvania, Inc.
Class A		2,432	56,252
S&T Bancorp, Inc.		13,933	531,265
S.Y. Bancorp, Inc.		6,456	154,879
Sandy Spring Bancorp, Inc.		10,316	354,870
Santander Bancorp		1,969	51,076
Savannah Bancorp, Inc.		3,165	104,920
Seacoast Banking Corp., Florida		7,060	155,955
Security Bank Corp., Georgia		7,718	190,943
Shore Bancshares, Inc.		3,876	125,970
Signature Bank, New York (a)		11,750	352,383
Simmons First National Corp. Class A	.	5,718	158,675
Sky Financial Group, Inc.		56,806	1,587,728
South Financial Group, Inc.		36,369	1,059,065
Southwest Bancorp, Inc., Oklahoma		9,075	209,723
Southwest Georgia Financial Corp.		2,582	54,222
State Bancorp, Inc., New York		2,592	49,818
State Financial Services Corp. Class A	.	3,171	123,542
Sterling Bancorp, New York		6,165	136,616
Sterling Bancshares, Inc.		20,225	303,173
Sterling Financial Corp., Pennsylvania	.	15,767	335,206
Sterling Financial Corp., Washington		11,794	454,895
Suffolk Bancorp		7,466	229,057
Summit Bancshares, Inc.		5,340	97,188
Summit Bank Corp., Georgia		3,888	55,404
Summit Financial Group, Inc. (d)		1,800	48,924
Sun Bancorp, Inc., New Jersey		4,957	106,576
Susquehanna Bancshares, Inc.,
Pennsylvania		27,587	695,192
SVB Financial Group (a)		16,923	796,058
TCF Financial Corp.		63,932	1,809,915
TD Banknorth, Inc.		45,593	1,370,982
Texas Capital Bancshares, Inc. (a)		12,023	263,785
Texas Regional Bancshares, Inc. Class A		25,734	761,984
TIB Financial Corp.		3,327	107,795
Tompkins Trustco, Inc.		4,081	172,708
Trico Bancshares		7,477	171,971
Trustco Bank Corp., New York		37,645	500,679
Trustmark Corp.		32,201	887,460
UCBH Holdings, Inc.		45,878	874,893
UMB Financial Corp.		9,378	617,541
Umpqua Holdings Corp.		22,311	543,273
Union Bankshares Corp.		5,956	258,014

	Shares	Value (Note 1)
UnionBanCal Corp.	27,624	$1,872,078
United Bankshares, Inc., West Virginia .	24,718	875,017
United Community Banks, Inc., Georgia	19,734	540,712
Unizan Financial Corp.	12,257	322,359
USB Holding Co., Inc.	8,381	198,714
Valley National Bancorp	53,756	1,268,642
Virginia Commerce Bancorp, Inc. (a)	6,686	179,252
Washington Banking Co., Oak Harbor	3,760	67,266
Washington Trust Bancorp, Inc.	4,628	131,898
WesBanco, Inc.	12,467	380,119
West Coast Bancorp, Oregon	5,542	143,482
Westamerica Bancorp.	15,366	802,259
Westbank Corp.	2,759	45,606
Westcorp	11,604	716,547
Whitney Holding Corp.	32,345	1,000,107
Wilber Corp.	9,865	118,873
Wilmington Trust Corp., Delaware	32,268	1,176,491
Wintrust Financial Corp.	12,853	662,444
Yardville National Bancorp	4,169	148,416
		88,553,648
Consumer Finance – 0.4%
ACE Cash Express, Inc. (a)	6,892	152,175
Advance America Cash Advance
Centers, Inc.	30,466	435,664
Advanta Corp. Class A	12,705	340,621
AmeriCredit Corp. (a)	78,022	1,945,869
Asta Funding, Inc.	7,785	240,479
Cash America International, Inc.	15,145	317,591
Collegiate Funding Services, Inc. (a)	7,480	111,377
CompuCredit Corp. (a)(d)	16,502	690,774
Consumer Portfolio Services, Inc. (a)	11,918	58,494
Dollar Financial Corp.	1,700	24,514
EZCORP, Inc. Class A (a)	2,928	47,814
First Cash Financial Services, Inc. (a)	5,613	134,712
First Marblehead Corp. (a)(d)	17,867	516,892
Metris Companies, Inc. (a)	35,281	515,808
Nelnet, Inc. Class A (a)	11,001	393,836
QC Holdings, Inc. (a)(d)	10,421	134,639
Rewards Network, Inc. (a)	5,988	37,904
Student Loan Corp.	2,056	464,656
United Panam Financial Corp. (a)	5,347	147,791
WFS Financial, Inc. (a)	2,896	193,800
World Acceptance Corp. (a)	9,975	255,260
		7,160,670
Diversified Financial Services – 0.5%
Alliance Capital Management
Holding LP	8,379	370,519
Ampal American Israel Corp. Class A (a)	4,585	18,432
California First National Bancorp	4,060	49,776
CapitalSource, Inc. (a)(d)	37,102	734,620
Catskill Litigation Trust (a)	1,036	0
Chicago Mercantile Exchange
Holdings, Inc. Class A	14,054	3,901,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Diversified Financial Services – continued
Encore Capital Group, Inc. (a)		7,962	$141,883
eSpeed, Inc. Class A (a)		22,397	171,337
EuroBancshares, Inc.		10,674	160,537
Financial Federal Corp.		11,630	454,152
Finova Group, Inc. (a)		22,736	1,387
First Albany Companies, Inc.		2,377	14,191
Instinet Group, Inc.		79,136	395,680
International Securities Exchange, Inc.
Class A (d)		4,178	91,289
Leucadia National Corp.		42,878	1,745,992
Marlin Business Services Corp. (a)		6,748	155,204
Medallion Financial Corp.		7,298	78,599
MicroFinancial, Inc.		5,166	21,077
NCP Litigation Trust (a)		200	0
Newtek Litigation Trust (a)		5,503	13,196
The Nasdaq Stock Market, Inc. (a)		36,000	846,000
			9,365,261
Insurance – 5.9%
21st Century Holding Co. (d)		1,797	21,043
21st Century Insurance Group		10,709	159,029
Affirmative Insurance Holdings, Inc.		11,382	171,982
Alfa Corp.		16,938	258,305
Allmerica Financial Corp. (a)		30,056	1,223,580
American Equity Investment Life
Holding Co. (d)		22,474	251,259
American Financial Group, Inc., Ohio	.	19,020	637,741
American Independence Corp. (a)		3,087	40,254
American National Insurance Co.		7,744	859,739
American Physicians Capital, Inc. (a)		8,485	375,122
AmerUs Group Co. (d)		19,058	1,054,289
Arch Capital Group Ltd. (a)		16,801	730,003
Argonaut Group, Inc. (a)		18,674	465,169
Arthur J. Gallagher & Co.		54,379	1,553,064
Assurant, Inc.		59,422	2,218,223
Atlantic American Corp. (a)		10,720	30,552
Baldwin & Lyons, Inc. Class B		3,866	100,323
Berkshire Hathaway, Inc. Class A (a)		543	45,150,339
Bristol West Holdings, Inc.		9,584	167,241
Brown & Brown, Inc.		27,665	1,313,258
Capital Title Group, Inc.		3,610	28,230
Ceres Group, Inc. (a)		14,502	90,202
Citizens, Inc. Class A (d)		9,969	71,777
Clark, Inc.		7,815	127,072
CNA Financial Corp. (a)		16,399	475,079
CNA Surety Corp. (a)		12,254	153,175
Commerce Group, Inc., Massachusetts	.	15,371	896,437
Conseco, Inc. (a)		78,575	1,640,646
Crawford & Co. Class B		11,783	86,605
Danielson Holding Corp. (a)		61,751	785,473
Delphi Financial Group, Inc. Class A		15,115	711,917
Donegal Group, Inc. Class B		5,785	111,651

		Shares	Value (Note 1)
EMC Insurance Group		3,511	$63,198
Erie Indemnity Co. Class A		17,147	894,045
FBL Financial Group, Inc. Class A		8,164	244,675
Fidelity National Financial, Inc.		80,451	3,147,243
First Acceptance Corp. (a)(d)		24,679	238,152
First American Corp., California		42,960	1,787,566
FPIC Insurance Group, Inc. (a)		7,567	264,769
Gainsco, Inc. (a)		3,200	5,600
Genworth Financial, Inc. Class A
(non vtg.)		117,443	3,778,141
Great American Financial Resources,
Inc.		4,585	91,242
Harleysville Group, Inc.		11,446	259,595
HCC Insurance Holdings, Inc.		53,718	1,431,585
Hilb Rogal & Hobbs Co.		16,155	568,979
Horace Mann Educators Corp.		25,370	496,745
Independence Holding Co.		5,623	100,371
Infinity Property & Casualty Corp.		12,293	399,768
Investors Title Co.		1,641	64,836
Kansas City Life Insurance Co.		3,631	184,600
KMG America Corp.		12,545	112,027
LandAmerica Financial Group, Inc.		7,173	424,068
Markel Corp. (a)		4,700	1,526,325
Meadowbrook Insurance Group,
Inc. (a)		9,169	49,054
Mercer Insurance Group, Inc. (a)		5,069	66,404
Merchants Group, Inc.		2,177	57,712
Mercury General Corp.		13,771	808,771
National Security Group, Inc.		2,778	53,504
National Western Life Insurance Co.
Class A (a)		916	180,434
Nationwide Financial Services, Inc.
Class A (sub. vtg.)		27,342	1,054,308
Navigators Group, Inc. (a)		5,206	192,934
Nymagic, Inc.		2,755	66,809
Odyssey Re Holdings Corp.		3,791	95,723
Ohio Casualty Corp.		29,355	741,507
Old Republic International Corp.		86,681	2,181,761
Penn Treaty American Corp. (a)		982	9,820
Philadelphia Consolidated Holdings
Corp. (a)		8,897	691,208
Phoenix Companies, Inc.		56,405	676,296
PMA Capital Corp. Class A (a)		7,234	63,659
Presidential Life Corp.		14,950	262,971
ProAssurance Corp. (a)		15,526	683,920
ProCentury Corp.		9,119	91,190
Protective Life Corp.		34,723	1,424,685
Quotesmith.com, Inc. (a)		779	2,727
Reinsurance Group of America, Inc.		17,461	749,252
RLI Corp.		10,368	477,965
RTW, Inc. (a)		655	6,714
Safety Insurance Group, Inc.		9,803	343,889
SCPIE Holding, Inc. (a)		1,965	27,628
Selective Insurance Group, Inc.		16,312	772,210
Specialty Underwriters’ Alliance, Inc.	.	14,899	122,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

		Shares	Value (Note 1)
FINANCIALS – continued
Insurance – continued
StanCorp Financial Group, Inc.		14,504	$1,172,648
State Auto Financial Corp.		6,485	197,598
Stewart Information Services Corp.		9,893	475,557
The Midland Co.		5,577	176,289
Tower Group, Inc.		6,299	96,438
Transatlantic Holdings, Inc.		14,067	815,886
Triad Guaranty, Inc. (a)		4,388	185,305
UICI		15,685	484,039
Unico American Corp. (a)		2,607	23,463
United Fire & Casualty Co.		7,538	310,641
Unitrin, Inc.		24,010	1,108,542
Universal American Financial Corp. (a)		15,250	349,988
USI Holdings Corp. (a)		16,821	206,057
Vesta Insurance Group, Inc. (a)		11,476	24,100
W.R. Berkley Corp.		55,352	1,964,442
Wesco Financial Corp.		832	294,112
White Mountains Insurance Group Ltd.		4,034	2,662,037
Zenith National Insurance Corp.		8,449	533,554
			101,078,828
Real Estate 7.6%
Aames Investment Corp., Maryland		29,126	214,659
Acadia Realty Trust (SBI)		15,258	270,067
Affordable Residential Communties, Inc.		25,798	304,932
Agree Realty Corp.		3,217	95,223
Alexanders, Inc. (a)		1,399	388,083
Alexandria Real Estate Equities, Inc.		10,967	898,746
AMB Property Corp. (SBI)		44,130	1,956,283
American Campus Communities, Inc.	.	9,838	231,685
American Financial Realty Trust (SBI)		72,622	1,030,506
American Home Mortgage Investment
Corp.		18,046	577,292
American Land Lease, Inc.		4,333	102,389
American Mortgage Acceptance Co.	.	4,770	74,174
American Real Estate Partners LP		11,925	462,690
American Realty Investments, Inc. (a)		1,965	19,021
AmeriVest Properties, Inc. (a)		10,370	41,480
AMLI Residential Properties Trust (SBI)	.	11,801	372,558
Annaly Mortgage Management, Inc. (d)		63,121	959,439
Anthracite Capital, Inc.		32,496	383,778
Anworth Mortgage Asset Corp.		34,106	302,520
Arbor Realty Trust, Inc.		9,197	261,563
Arden Realty, Inc.		35,665	1,360,620
Ashford Hospitality Trust, Inc.		31,094	357,270
Associated Estates Realty Corp.		8,335	82,266
AvalonBay Communities, Inc.		36,233	3,045,021
Bedford Property Investors, Inc.		11,464	264,245
Bimini Mortgage Management, Inc.		11,595	144,706
BioMed Realty Trust, Inc.		21,606	534,316
BNP Residential Properties, Inc.		5,592	84,160
BNS Holding, Inc. Class A (a)		20	135
Boston Properties, Inc.		56,313	4,006,670

		Shares	Value (Note 1)
Boykin Lodging Co. (a)		7,111	$93,581
Brandywine Realty Trust (SBI)		26,197	835,684
BRE Properties, Inc. Class A		25,956	1,074,578
BRT Realty Trust		3,818	88,769
Camden Property Trust (SBI)		25,500	1,333,650
Capital Automotive (REIT) (SBI)		23,016	825,584
Capital Lease Funding, Inc.		14,178	145,608
Capital Trust, Inc. Class A		7,202	237,018
Capstead Mortgage Corp. (d)		5,005	39,840
CarrAmerica Realty Corp.		26,827	968,186
Catellus Development Corp.		45,762	1,605,331
CB Richard Ellis Group, Inc. Class A (a)		27,219	1,327,198
CBL & Associates Properties, Inc.		30,132	1,278,199
Cedar Shopping Centers, Inc.		8,757	128,553
CenterPoint Properties Trust (SBI)		26,073	1,099,238
Colonial Properties Trust (SBI)		20,561	906,740
Commercial Net Lease Realty, Inc.		30,094	600,977
Consolidated Tomoka Land Co.		2,587	194,025
Corporate Office Properties Trust (SBI)	.	18,017	627,712
Correctional Properties Trust		8,745	255,879
Cousins Properties, Inc.		17,978	544,913
Crescent Real Estate Equities Co.		51,838	1,017,580
Criimi Mae, Inc. (a)		4,835	89,448
CRT Properties, Inc.		15,342	429,116
Developers Diversified Realty Corp.		56,969	2,733,942
DiamondRock Hospitality Co.		12,035	143,698
Digital Realty Trust, Inc.		17,715	336,939
Duke Realty Corp.		79,219	2,593,630
Eagle Hospitality Properties Trust, Inc.	.	18,912	184,770
Eastgroup Properties, Inc.		14,682	633,381
ECC Capital Corp.		32,592	153,182
Education Realty Trust, Inc.		12,344	227,747
Entertainment Properties Trust (SBI)		14,682	668,912
Equity Inns, Inc.		34,751	446,550
Equity Lifestyle Properties, Inc.		11,921	538,352
Equity One, Inc.		18,969	441,598
Essex Property Trust, Inc.		9,623	846,343
Extra Space Storage, Inc.		11,562	172,505
Federal Realty Investment Trust (SBI)		27,096	1,677,784
FelCor Lodging Trust, Inc. (a)		21,248	324,032
Feldman Mall Properties, Inc.		12,239	171,346
Fieldstone Investment Corp.		21,000	264,180
First Industrial Realty Trust, Inc.		25,124	952,200
First Potomac Realty Trust		9,520	245,616
First Union Real Estate Equity &
Mortgage Investments (SBI) (a)		1,011	4,802
Forest City Enterprises, Inc. Class A		33,228	1,181,588
Franklin Street Properties Corp.		20,152	352,660
Friedman, Billings, Ramsey Group, Inc.
Class A (d)		73,196	856,393
Gables Residential Trust (SBI)		14,513	632,186
General Growth Properties, Inc.		118,183	5,328,871
Getty Realty Corp.		9,382	271,703
Gladstone Commercial Corp.		1,684	28,291

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	60

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Glenborough Realty Trust, Inc.	17,820	$357,291
Glimcher Realty Trust	18,529	481,754
Global Signal, Inc.	8,543	356,499
GMH Communities Trust	21,223	311,978
Government Properties Trust, Inc.	17,885	173,485
Gramercy Capital Corp.	9,940	258,440
Grubb & Ellis Co. (a)	700	4,970
Health Care Property Investors, Inc.	72,566	1,971,618
Health Care REIT, Inc.	27,520	1,021,542
Healthcare Realty Trust, Inc.	26,581	1,028,685
Heritage Property Investment Trust, Inc.	12,862	459,302
Hersha Hospitality Trust	18,712	189,365
Highland Hospitality Corp.	18,858	222,524
Highwoods Properties, Inc. (SBI)	32,711	1,010,116
Home Properties of New York, Inc.	15,138	620,809
HomeBanc Mortgage Corp., Georgia .	30,699	244,671
Hospitality Properties Trust (SBI)	32,552	1,411,455
Host Marriott Corp.	167,728	2,933,563
HRPT Properties Trust (SBI)	102,338	1,309,926
Impac Mortgage Holdings, Inc. (d)	38,183	533,035
Inland Real Estate Corp.	36,867	578,812
Innkeepers USA Trust (SBI)	24,065	377,821
Investors Real Estate Trust	30,237	299,649
iStar Financial, Inc.	57,459	2,382,825
Jones Lang LaSalle, Inc. (a)	14,145	697,773
Kilroy Realty Corp.	16,871	889,270
Kimco Realty Corp.	99,312	3,140,245
Kite Realty Group Trust	13,413	208,706
KKR Financial Corp.	17,100	399,969
LaSalle Hotel Properties (SBI)	14,856	501,687
Lexington Corporate Properties Trust	24,513	563,799
Liberty Property Trust (SBI)	42,289	1,835,343
LTC Properties, Inc.	6,965	140,902
Luminent Mortgage Capital, Inc.	17,808	161,340
Mack Cali Realty Corp.	29,390	1,294,630
Maguire Properties, Inc.	18,800	548,960
MeriStar Hospitality Corp. (a)	47,613	438,040
MFA Mortgage Investments, Inc.	38,509	259,551
Mid America Apartment Communities,
Inc.	13,893	622,406
Mission West Properties, Inc.	23,945	256,451
Monmouth Real Estate Investment Corp.
Class A	9,627	78,556
MortgageIT Holdings, Inc.	11,005	177,731
National Health Investors, Inc.	15,612	452,280
National Health Realty, Inc.	2,339	46,780
Nationwide Health Properties, Inc.	41,218	963,677
New Century Financial Corp.	29,478	1,267,259
New Plan Excel Realty Trust	52,848	1,265,710
New York Mortgage Trust, Inc.	18,314	145,413
Newcastle Investment Corp.	26,945	794,608

	Shares	Value (Note 1)
NorthStar Realty Finance Corp.	19,589	$192,756
Novastar Financial, Inc. (d)	15,425	528,152
Omega Healthcare Investors, Inc.	30,486	404,854
One Liberty Properties, Inc.	4,885	99,459
Origen Financial, Inc.	17,799	130,645
Pan Pacific Retail Properties, Inc.	19,387	1,284,776
Parkway Properties, Inc.	7,044	340,507
Pennsylvania Real Estate Investment
Trust (SBI)	17,193	741,878
PMC Commercial Trust	6,561	83,915
Post Properties, Inc.	19,470	722,337
Prentiss Properties Trust (SBI)	24,851	955,272
PS Business Parks, Inc.	10,667	485,349
RAIT Investment Trust (SBI)	14,366	429,400
Ramco Gershenson Properties Trust (SBI)	10,459	303,520
Rayonier, Inc.	25,724	1,395,527
Realty Income Corp.	39,255	935,447
Reckson Associates Realty Corp.	42,753	1,417,262
Redwood Trust, Inc.	13,217	664,947
Regency Centers Corp.	29,217	1,704,228
Saul Centers, Inc.	5,254	193,557
Saxon Capital, Inc.	24,875	315,166
Senior Housing Properties Trust (SBI)	33,128	629,432
Shurgard Storage Centers, Inc. Class A	25,213	1,396,800
Sizeler Property Investors, Inc.	6,607	78,623
SL Green Realty Corp.	19,494	1,289,138
Sovran Self Storage, Inc.	11,587	537,637
Spirit Finance Corp.	28,126	299,823
Strategic Hotel Capital, Inc.	14,166	261,221
Stratus Properties, Inc. (a)	2,986	53,999
Sun Communities, Inc.	9,014	305,575
Sunset Financial Resources, Inc.	21,053	182,108
Sunstone Hotel Investors, Inc.	20,456	517,537
Supertel Hospitality, Inc., Maryland	13,197	58,595
Tanger Factory Outlet Centers, Inc.	15,264	423,118
Tarragon Realty Investors, Inc. (a)	4,561	100,981
Taubman Centers, Inc.	23,304	771,362
Tejon Ranch Co. (a)	5,055	258,614
The Macerich Co.	31,104	2,024,248
The Mills Corp.	29,755	1,741,858
The St. Joe Co.	37,060	2,787,283
Thomas Properties Group, Inc.	9,183	123,236
Thornburg Mortgage, Inc. (SBI) (d)	51,681	1,395,904
Town & Country Trust	12,547	351,316
Trammell Crow Co. (a)	20,383	553,806
Transcontinental Realty Investors, Inc. (a)	1,497	30,314
Trizec Properties, Inc.	44,801	1,003,094
Trustreet Properties, Inc.	25,200	415,548
U Store It Trust	16,266	334,429
United Capital Corp. (a)	2,068	50,046
United Dominion Realty Trust, Inc. (SBI)	68,424	1,620,280
United Mobile Homes, Inc.	4,453	69,200
Universal Health Realty Income Trust (SBI)	4,250	146,583
Urstadt Biddle Properties, Inc.	5,274	88,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Urstadt Biddle Properties, Inc. Class A .	17,626	$304,577
Ventas, Inc.	51,910	1,616,997
W.P. Carey & Co. LLC	8,724	241,742
Washington Real Estate Investment Trust
(SBI)	21,745	674,530
Weingarten Realty Investors (SBI)	45,596	1,757,726
Wellsford Real Properties, Inc. (a)	2,805	53,127
Windrose Medical Properties Trust	4,662	70,769
Winston Hotels, Inc.	23,362	253,711
ZipRealty, Inc. (d)	10,323	130,689
		131,011,459
Thrifts & Mortgage Finance – 2.3%
Accredited Home Lenders Holding
Co. (a)	7,973	319,398
AmNet Mortgage, Inc. (a)	2,155	21,097
Anchor BanCorp Wisconsin, Inc.	12,340	376,000
Astoria Financial Corp.	49,784	1,390,467
Bank Mutual Corp.	41,999	459,889
BankAtlantic Bancorp, Inc. Class A
(non vtg.)	22,979	391,792
BankUnited Financial Corp. Class A	17,404	410,734
BCSB Bankcorp, Inc.	4,872	67,234
Berkshire Bancorp, Inc.	1,110	19,481
Berkshire Hills Bancorp, Inc.	2,460	79,335
Brookline Bancorp, Inc., Delaware	36,986	571,064
Camco Financial Corp.	7,852	110,085
Capital Crossing Bank (a)	2,400	89,424
Capitol Federal Financial	15,476	522,470
CFS Bancorp, Inc. (d)	5,521	76,079
Charter Financial Corp., Georgia (d)	3,434	117,855
Charter Municipal Mortgage
Acceptance Co.	29,222	644,345
Cheviot Financial Corp.	52	608
Citizens First Bancorp, Inc.	3,754	82,851
Citizens South Banking Corp. (d)	1,310	16,179
City Bank Lynnwood, Washington	7,439	247,347
Clifton Savings Bancorp, Inc.	8,458	86,610
Coastal Financial Corp. (d)	8,464	127,637
Commercial Capital Bancorp, Inc.	29,913	536,340
Commercial Federal Corp.	22,915	777,048
Corus Bankshares, Inc.	7,394	430,257
Delta Financial Corp.	3,088	27,823
Dime Community Bancshares, Inc.	22,145	336,825
Doral Financial Corp.	49,409	708,525
Downey Financial Corp.	10,510	666,124
E Loan, Inc. (a)	46,713	192,458
EFC Bancorp, Inc.	3,214	110,529
ESB Financial Corp.	7,483	95,184
Farmer Mac Class A (multi vtg.)	3,846	69,728
Fidelity Bankshares, Inc.	13,812	415,879
First Busey Corp.	9,363	181,923

		Shares	Value (Note 1)
First Defiance Financial Corp.		3,003	$86,667
First Federal Bancshares of Arkansas,
Inc.		3,747	86,743
First Federal Bankshares, Inc.		2,907	56,541
First Financial Holdings, Inc.		9,293	288,176
First Financial Service Corp.		561	15,966
First Mutual Bancshares, Inc.		871	22,507
First Niagara Financial Group, Inc.		61,949	877,817
First Place Financial Corp.		5,230	110,981
FirstFed Financial Corp., Delaware (a)	.	8,047	463,105
Flagstar Bancorp, Inc.		18,764	323,679
Flushing Financial Corp.		7,219	125,972
FMS Financial Corp.		1,116	18,805
Franklin Bank Corp. (a)		9,733	176,070
Fremont General Corp.		33,992	775,697
Greater Delaware Valley Savings Bank		749	20,223
Harbor Florida Bancshares, Inc.		12,096	440,536
Heritage Financial Corp., Washington	.	3,933	87,706
HMN Financial, Inc.		2,852	91,549
Home Federal Bancorp		2,558	63,080
Home Federal Bancorp, Inc., Delaware		14,626	190,869
Horizon Financial Corp.		8,123	173,264
Hudson City Bancorp, Inc.		312,269	3,903,363
Independence Community Bank Corp.	.	39,963	1,366,735
IndyMac Bancorp, Inc.		31,621	1,259,464
ITLA Capital Corp. (a)		2,116	113,735
Jefferson Bancshares, Inc., Tennessee		5,738	76,029
Kearny Financial Corp.		13,844	166,266
KNBT Bancorp, Inc.		18,610	311,718
Lincoln Bancorp		3,496	57,544
LSB Corp.		3,904	65,783
MAF Bancorp., Inc.		16,529	709,590
MASSBANK Corp.		1,965	68,087
Matrix Bancorp, Inc. (a)		1,659	21,567
MutualFirst Financial, Inc.		2,603	59,218
NASB Financial, Inc.		3,384	134,683
NetBank, Inc.		18,817	162,955
New York Community Bancorp, Inc.		134,543	2,365,266
NewAlliance Bancshares, Inc.		64,757	942,214
NewMil Bancorp, Inc.		3,195	97,320
Northwest Bancorp, Inc.		19,130	434,251
OceanFirst Financial Corp.		4,849	112,982
Ocwen Financial Corp. (a)(d)		23,396	160,731
Pamrapo Bancorp, Inc.		2,874	62,366
Parkvale Financial Corp.		2,919	81,878
Partners Trust Financial Group, Inc.		20,895	247,606
Pennfed Financial Services, Inc.		6,162	118,434
People’s Bank, Connecticut		32,112	946,983
Peoples Bancorp, Auburn, Indiana		3,388	66,100
PFF Bancorp, Inc.		11,713	348,227
PFS Bancorp, Inc.		2,339	52,861
Pocahontas Bancorp, Inc.		2,049	27,047
Provident Financial Holdings, Inc.		3,631	106,570
Provident Financial Services, Inc.		36,065	641,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Provident New York Bancorp	32,025	$384,300
Pulaski Financial Corp. (d)	6,450	114,165
PVF Capital Corp.	5,643	71,610
R&G Financial Corp. Class B	13,850	209,551
Radian Group, Inc.	45,517	2,329,560
Rainier Pacific Financial Group, Inc.	3,186	53,843
Riverview Bancorp, Inc.	4,378	96,316
Rockville Financial, Inc. (a)	7,892	108,989
Rome Bancorp, Inc.	12,337	126,331
Sound Federal Bancorp, Inc.	7,809	129,161
TF Financial Corp.	1,778	49,393
The PMI Group, Inc.	48,332	1,955,513
Timberland Bancorp, Inc.	2,387	56,214
United Community Financial Corp., Ohio	10,580	117,544
W Holding Co., Inc.	66,664	658,640
Washington Federal, Inc.	40,328	944,885
Webster Financial Corp.	25,324	1,162,878
Westfield Financial, Inc.	4,996	119,904
Willow Grove Bancorp, Inc.	4,975	75,869
WSFS Financial Corp.	2,718	157,943
		39,483,995

TOTAL FINANCIALS		402,546,024

HEALTH CARE 11.7%
Biotechnology – 4.0%
Aastrom Biosciences, Inc. (a)	75,401	210,369
Abgenix, Inc. (a)	42,057	462,206
Acadia Pharmaceuticals, Inc. (a)	14,251	136,382
Affymetrix, Inc. (a)	30,462	1,507,564
Albany Molecular Research, Inc. (a)	10,983	183,196
Alexion Pharmaceuticals, Inc. (a)	18,522	529,729
Alkermes, Inc. (a)	45,557	855,560
Alliance Pharmaceutical Corp. (a)	2,080	333
Allos Therapeutics, Inc. (a)	6,613	14,615
Amylin Pharmaceuticals, Inc. (a)(d)	49,796	1,630,819
Anadys Pharmaceuticals, Inc. (a)	9,204	112,289
AP Pharma, Inc. (a)	17,810	27,784
Aphton Corp. (a)(d)	5,895	3,894
Applera Corp. – Celera Genomics
Group (a)	45,121	529,721
Arena Pharmaceuticals, Inc. (a)	30,201	252,782
ARIAD Pharmaceuticals, Inc. (a)	21,808	181,006
ArQule, Inc. (a)	7,298	55,757
Array Biopharma, Inc. (a)	13,440	88,704
Avant Immunotherapeutics, Inc. (a)	18,683	24,475
AVAX Technologies, Inc. (a)(d)	4,900	1,666
AVI BioPharma, Inc. (a)(d)	7,485	16,093
Avigen, Inc. (a)	5,520	15,070
Axonyx, Inc. (a)	15,192	19,142
BioCryst Pharmaceuticals, Inc. (a)	5,707	50,450

	Shares	Value (Note 1)
BioMarin Pharmaceutical, Inc. (a)	38,000	$327,940
Biopure Corp. Class A (a)(d)	1,611	2,400
BioSource International, Inc. (a)	3,368	42,167
BioSphere Medical, Inc. (a)	4,678	25,261
BioTime, Inc. (a)(d)	500	245
Boston Life Sciences, Inc. (a)(d)	1,366	3,224
Caliper Life Sciences, Inc. (a)	28,993	190,194
Calypte Biomedical Corp. (a)	656	85
Cambrex Corp.	17,248	328,057
CancerVax Corp. (a)(d)	16,900	53,235
Cel Sci Corp. (a)	5,333	2,720
Celgene Corp. (a)	84,990	4,266,498
Cell Genesys, Inc. (a)(d)	18,760	111,434
Cell Therapeutics, Inc. (a)(d)	22,072	56,504
Cephalon, Inc. (a)	28,754	1,165,112
Cepheid, Inc. (a)	18,560	139,200
Charles River Laboratories
International, Inc. (a)	31,902	1,621,260
Ciphergen Biosystems, Inc. (a)(d)	8,010	14,418
CorAutus Genetics, Inc. (a)(d)	2,623	12,249
Corgentech, Inc. (a)	4,568	11,603
Cotherix, Inc.	8,776	122,337
Covalent Group, Inc. (a)	7,298	18,610
Critical Therapeutics, Inc. (a)(d)	7,164	43,844
Cryo Cell International, Inc. (a)	6,550	19,061
Cubist Pharmaceuticals, Inc. (a)	28,601	516,820
CuraGen Corp. (a)(d)	15,692	68,574
Curis, Inc. (a)	10,011	45,450
CV Therapeutics, Inc. (a)	29,023	788,555
Cytogen Corp. (a)(d)	15,067	66,144
Cytokinetics, Inc. (a)	8,459	68,518
CytRx Corp. (a)(d)	8,702	7,310
Dendreon Corp. (a)(d)	22,297	129,323
Digene Corp. (a)	7,756	224,304
Discovery Partners International, Inc. (a)	7,205	21,255
Diversa Corp. (a)	14,786	70,381
DOV Pharmaceutical, Inc. (a)	12,543	188,396
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	106,027
Dyax Corp. (a)	9,263	50,205
Embrex, Inc. (a)	1,225	15,717
Encysive Pharmaceuticals, Inc. (a)	39,210	485,420
EntreMed, Inc. (a)	6,269	15,923
Enzo Biochem, Inc.	19,619	310,765
Enzon Pharmaceuticals, Inc. (a)	17,730	123,933
Exact Sciences Corp. (a)	5,146	12,711
Exelixis, Inc. (a)	45,686	342,188
Eyetech Pharmaceuticals, Inc. (a)	18,686	341,580
Genaera Corp. (a)(d)	20,058	50,947
Genaissance Pharmaceuticals, Inc. (a)(d) .	14,494	20,581
Gene Logic, Inc. (a)	7,441	37,651
Genelabs Technologies, Inc. (a)(d)	38,267	22,960
Genentech, Inc. (a)	243,951	22,916,757
Genitope Corp. (a)(d)	16,300	130,889
Genta, Inc. (a)	25,757	27,302
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
GenVec, Inc. (a)	10,563	$27,253
Geron Corp. (a)(d)	29,508	320,162
GlycoGenesys, Inc. (a)(d)	2,214	2,320
GTC Biotherapeutics, Inc. (a)(d)	4,398	7,565
Harvard Bioscience, Inc. (a)	8,617	25,075
Hemispherx Biopharma, Inc. (a)(d)	10,059	17,000
Human Genome Sciences, Inc. (a)(d)	67,519	871,670
ICOS Corp. (a)	29,632	774,284
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	279,190
IDM Pharma, Inc. (a)(d)	908	4,804
Illumina, Inc. (a)	18,937	231,031
ImClone Systems, Inc. (a)	34,735	1,136,529
Immune Response Corp. (a)(d)	5,029	2,615
Immunicon Corp. (a)	7,192	25,316
ImmunoGen, Inc. (a)	33,884	215,163
Immunomedics, Inc. (a)(d)	11,508	20,254
Incyte Corp. (a)	42,798	314,993
Indevus Pharmaceuticals, Inc. (a)	18,476	49,146
Insmed, Inc. (a)(d)	10,199	10,199
Interleukin Genetics, Inc. (a)	6,973	25,451
InterMune, Inc. (a)	23,464	376,128
Introgen Therapeutics, Inc. (a)(d)	5,863	34,474
Invitrogen Corp. (a)	29,284	2,481,233
Isis Pharmaceuticals, Inc. (a)	19,155	96,733
Kendle International, Inc. (a)	4,210	101,882
Kosan Biosciences, Inc. (a)	8,015	58,910
La Jolla Pharmaceutical Co. (a)(d)	13,815	11,605
Lexicon Genetics, Inc. (a)	22,319	99,320
Ligand Pharmaceuticals, Inc. Class B (a)	40,669	319,252
Lipid Sciences, Inc. (a)(d)	6,973	25,382
Luminex Corp. (a)	20,616	209,459
Manhattan Pharmaceuticals, Inc. (a)	9,897	14,351
MannKind Corp. (a)(d)	19,534	253,161
Martek Biosciences (a)	19,036	970,836
Matritech, Inc. (a)	9,731	6,131
Maxim Pharmaceuticals, Inc. (a)(d)	8,042	10,776
Maxygen, Inc. (a)	12,092	107,498
Medarex, Inc. (a)	59,095	593,905
Memory Pharmaceuticals Corp. (a)	6,681	15,233
Millennium Pharmaceuticals, Inc. (a)(d)	160,630	1,607,906
Momenta Pharmaceuticals, Inc. (a)(d)	7,051	178,743
Myogen, Inc. (a)	7,818	161,833
Myriad Genetics, Inc. (a)	14,642	289,472
Nabi Biopharmaceuticals (a)	37,645	507,078
Nanogen, Inc. (a)(d)	35,888	121,301
Nektar Therapeutics (a)	52,560	897,725
Neopharm, Inc. (a)	8,402	113,007
NeoRX Corp. (a)(d)	5,171	5,223
Neose Technologies, Inc. (a)	9,641	24,295
Neurobiological Tech, Inc. (a)(d)	4,585	16,965
Neurocrine Biosciences, Inc. (a)(d)	17,929	821,148

	Shares	Value (Note 1)
Neurogen Corp. (a)	10,550	$70,685
Northfield Laboratories, Inc. (a)	10,230	138,514
Northwest Biotherapeutics, Inc. (a)	2,800	448
Novavax, Inc. (a)(d)	14,561	21,987
NPS Pharmaceuticals, Inc. (a)	17,211	171,594
Nuvelo, Inc. (a)	14,069	131,967
ONYX Pharmaceuticals, Inc. (a)	16,636	331,389
Orchid Cellmark, Inc. (a)	20,246	182,214
Ortec International, Inc. (a)	20	8
Orthologic Corp. (a)	36,394	153,583
Oscient Pharmaceuticals Corp. (a)(d)	74,754	171,934
OSI Pharmaceuticals, Inc. (a)	23,376	766,733
OXiGENE, Inc. (a)(d)	3,532	17,801
Palatin Technologies, Inc. (a)	9,806	19,024
Panacos Pharmaceuticals, Inc. (a)(d)	19,594	179,285
Peregrine Pharmaceuticals, Inc. (a)	40,127	44,140
Pharmacopeia Drug Discovery, Inc. (a)	2,994	10,988
Pharmacyclics, Inc. (a)	5,240	47,108
Pharmion Corp. (a)(d)	9,904	246,114
PRAECIS Pharmaceuticals, Inc. (a)(d)	13,006	7,674
Progenics Pharmaceuticals, Inc. (a)	11,422	269,331
Protein Design Labs, Inc. (a)	54,060	1,445,564
Regeneron Pharmaceuticals, Inc. (a)	15,683	117,152
Renovis, Inc. (a)	15,599	206,843
Repligen Corp. (a)	7,531	29,446
Rigel Pharmaceuticals, Inc. (a)	5,282	106,327
Sangamo Biosciences, Inc. (a)	5,746	24,421
Savient Pharmaceuticals, Inc. (a)	19,114	77,221
SciClone Pharmaceuticals, Inc. (a)	14,063	72,284
Seattle Genetics, Inc. (a)	19,175	112,557
Senomyx, Inc. (a)	10,060	175,547
Sequenom, Inc. (a)	10,320	7,740
Seracare Life Sciences, Inc. (a)	5,802	91,033
Serologicals Corp. (a)	19,062	453,485
SIGA Technologies, Inc. (a)	5,146	4,117
Sirna Therapeutics, Inc. (a)(d)	9,668	39,252
Solexa, Inc. (a)(d)	501	2,720
Sonus Pharmaceuticals, Inc. (a)(d)	4,772	23,765
StemCells, Inc. (a)(d)	46,919	255,709
Stratagene Corp. (a)	1,955	17,419
Tanox, Inc. (a)	12,496	164,822
Tapestry Pharmaceuticals, Inc. (a)	6,737	2,924
Targeted Genetics Corp. (a)	17,490	10,844
Techne Corp. (a)	18,517	1,054,913
Telik, Inc. (a)	25,126	384,428
Third Wave Technologies, Inc. (a)	10,841	55,723
Titan Pharmaceuticals, Inc. (a)(d)	11,415	21,689
Transgenomic, Inc. (a)	4,398	4,662
Trimeris, Inc. (a)	6,241	71,709
Unigene Laboratories, Inc. (a)(d)	10,479	28,293
United Therapeutics Corp. (a)	10,741	754,126
Valentis, Inc. (a)(d)	148	348
Vertex Pharmaceuticals, Inc. (a)	46,937	863,641
ViaCell, Inc.	31,009	216,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
		Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Vical, Inc. (a)		4,304	$20,487
Vicuron Pharmaceuticals, Inc. (a)		33,092	953,381
Vion Pharmaceuticals, Inc. (a)		41,496	117,849
Viragen, Inc. (a)(d)		2,058	1,399
ViroLogic, Inc. (a)		94,829	231,383
ViroPharma, Inc. (a)(d)		9,450	159,138
XOMA Ltd. (a)(d)		31,255	45,632
Zymogenetics, Inc. (a)		19,085	321,391
			69,315,493
Health Care Equipment & Supplies	3.0%
Abaxis, Inc. (a)		6,763	77,572
Abiomed, Inc. (a)(d)		7,205	72,194
Advanced Magnetics, Inc. (a)		1,558	15,113
Advanced Medical Optics, Inc. (a)(d)		32,156	1,265,660
Advanced Neuromodulation Systems,
Inc. (a)(d)		12,635	650,576
Aksys Ltd. (a)(d)		7,205	15,995
Align Technology, Inc. (a)(d)		19,490	132,727
American Medical Systems Holdings,
Inc. (a)		37,167	761,924
Analogic Corp.		4,867	242,620
Angeion Corp. (a)		2	5
Angiodynamics, Inc. (a)		2,846	61,474
Anika Therapeutics, Inc. (a)		1,029	13,068
Animas Corp. (a)(d)		4,745	82,563
Applied Imaging Corp. (a)(d)		1,848	3,921
Aradigm Corp. (a)(d)		18,327	18,510
Arrow International, Inc.		11,330	335,368
Arthrocare Corp. (a)(d)		11,370	413,527
Aspect Medical Systems, Inc. (a)		7,501	227,730
ATS Medical, Inc. (a)		6,269	21,691
Avitar, Inc. (a)		2,400	74
Beckman Coulter, Inc.		32,204	1,796,661
Bio Rad Laboratories, Inc. Class A (a)	.	946	52,219
BioLase Technology, Inc. (d)		9,270	51,912
Biosite, Inc. (a)		7,975	476,825
BioVeris Corp. (a)		7,558	41,871
Bruker BioSciences Corp. (a)		29,315	127,813
Cambridge Heart, Inc. (a)		1,200	342
Candela Corp. (a)		20,642	204,562
Cantel Medical Corp. (a)		6,163	128,190
Cardiac Science, Inc. (a)(d)		21,052	23,368
Cardiodynamics International
Corp. (a)(d)		13,842	18,825
Cardiogenesis Corp. (a)(d)		2,780	1,362
Cardiotech International, Inc. (a)(d)		3,688	6,602
Cerus Corp. (a)		5,687	38,444
Cholestech Corp. (a)		3,743	38,553
Clarient, Inc. (a)(d)		8,140	13,431
Compex Technologies, Inc. (a)		2,466	9,272
Conceptus, Inc. (a)(d)		11,964	125,383

	Shares	Value (Note 1)
CONMED Corp. (a)	13,894	$406,538
Conor Medsystems, Inc.	15,762	311,300
Cooper Companies, Inc.	23,841	1,634,777
Curon Medical, Inc. (a)(d)	10,105	4,345
Cutera, Inc. (a)	9,296	225,800
Cyberonics, Inc. (a)	12,152	465,179
Cygnus, Inc. (a)(d)	9,600	1,171
Cytyc Corp. (a)	65,595	1,636,595
Dade Behring Holdings, Inc.	43,084	1,576,444
Datascope Corp.	9,720	314,442
DENTSPLY International, Inc.	37,110	1,965,717
Diagnostic Products Corp.	11,373	614,142
Diametrics Medical, Inc. (a)(d)	4,600	78
Digirad Corp. (a)	4,978	24,840
Dionex Corp. (a)	12,188	642,308
DJ Orthopedics, Inc. (a)	9,063	251,498
E Z EM, Inc. (a)	3,324	45,639
Edwards Lifesciences Corp. (a)	30,567	1,344,948
Encore Medical Corp. (a)	13,697	75,744
Endologix, Inc. (a)	10,666	51,090
Enpath Medical, Inc. (a)	3,275	26,200
EP Medsystems, Inc. (a)(d)	14,220	40,669
Epix Pharmaceuticals, Inc. (a)(d)	14,654	124,999
Escalon Medical Corp. (a)(d)	3,512	31,046
ev3, Inc.	15,280	280,541
Exactech, Inc. (a)	2,414	33,313
Fonar Corp. (a)	19,649	21,417
Foxhollow Technologies, Inc. (d)	6,285	288,482
Gen Probe, Inc. (a)	25,260	1,149,835
Greatbatch, Inc. (a)	13,770	344,250
Haemonetics Corp. (a)	13,187	586,030
Hillenbrand Industries, Inc.	30,791	1,532,468
Hologic, Inc. (a)	11,747	566,558
I Flow Corp. (a)	9,152	131,240
ICU Medical, Inc. (a)(d)	4,770	144,865
IDEXX Laboratories, Inc. (a)	18,794	1,203,568
Immucor, Inc. (a)	23,566	557,807
Implant Sciences Corp. (a)(d)	468	2,972
INAMED Corp. (a)	18,529	1,343,353
Integra LifeSciences Holdings Corp. (a)	12,331	426,406
Intermagnetics General Corp. (a)	14,014	409,349
IntraLase Corp.	5,385	101,076
Intuitive Surgical, Inc. (a)	18,812	1,399,613
Invacare Corp.	14,488	602,701
Inverness Medical Innovations, Inc. (a) .	12,010	342,285
Iridex Corp. (a)	100	807
IRIS International, Inc. (a)	10,010	174,074
IVAX Diagnostics, Inc. (a)	7,111	27,733
Kensey Nash Corp. (a)(d)	8,253	250,066
Kinetic Concepts, Inc. (a)	28,222	1,546,566
Kyphon, Inc. (a)	13,217	585,381
Laserscope, Inc. (a)(d)	9,323	272,698
LifeCell Corp. (a)	18,394	441,088
Lifecore Biomedical, Inc. (a)	13,141	144,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Equipment & Supplies – continued
Med Design Corp. (a)(d)	3,555	$1,991
Medical Action Industries, Inc. (a)	2,970	50,846
Medwave, Inc. (a)(d)	2,979	8,937
Mentor Corp.	18,531	974,731
Meridian Bioscience, Inc.	4,477	114,164
Merit Medical Systems, Inc. (a)	18,942	330,917
Micro Therapeutics, Inc. (a)	8,566	50,025
Microtek Medical Holdings, Inc. (a)	12,551	43,929
Molecular Devices Corp. (a)	12,725	265,444
National Dentex Corp. (a)	2,508	50,210
Natus Medical, Inc. (a)	3,448	36,480
Neogen Corp. (a)	2,838	45,834
North American Scientific, Inc. (a)	3,930	9,236
Novoste Corp. (a)	5,146	3,602
Nutraceutical International Corp. (a)	4,825	71,169
NuVasive, Inc. (a)	5,716	108,718
Optical Sensors, Inc. (a)	16	44
OraSure Technologies, Inc. (a)	16,097	149,219
Orthovita, Inc. (a)	20,662	81,615
Osteotech, Inc. (a)	4,011	22,381
Palomar Medical Technologies, Inc. (a)(d)	8,166	197,699
Paradigm Medical Industries, Inc. (a)	3,600	63
PolyMedica Corp.	11,986	428,500
Possis Medical, Inc. (a)	16,597	216,259
Precision Optics Corp., Inc. (a)	850	519
Quidel Corp. (a)	10,586	86,170
Quinton Cardiology Systems, Inc. (a)	1,955	16,070
Regeneration Technologies, Inc. (a)	6,737	62,317
ResMed, Inc. (a)(d)	18,144	1,312,537
Respironics, Inc. (a)	41,885	1,640,217
Retractable Technologies, Inc. (a)	5,601	24,644
Rita Medical Systems, Inc. (a)	5,240	18,550
Somanetics Corp. (a)	6,762	149,305
Sonic Innovations, Inc. (a)	6,362	32,001
SonoSight, Inc. (a)	8,947	320,303
Spectrx, Inc. (a)	10,741	3,222
Staar Surgical Co. (a)	8,437	43,113
Stereotaxis, Inc.	21,349	182,961
Steris Corp.	33,835	843,845
Strategic Diagnostics, Inc. (a)	3,743	14,074
SurModics, Inc. (a)(d)	9,780	363,229
Sybron Dental Specialties, Inc. (a)	19,441	753,728
Symmetry Medical, Inc.	17,466	438,397
Synovis Life Technologies, Inc. (a)	4,155	38,642
The Spectranetics Corp. (a)	4,398	38,966
Theragenics Corp. (a)	8,161	25,299
Thermogenesis Corp. (a)	39,439	213,365
Thoratec Corp. (a)	31,157	510,040
Trimedyne, Inc. (a)(d)	8,608	4,648
TriPath Imaging, Inc. (a)	13,366	105,992
Urologix, Inc. (a)	5,053	22,486

	Shares	Value (Note 1)
Utah Medical Products, Inc.	3,222	$79,809
Varian Medical Systems, Inc. (a)	71,945	2,864,850
Varian, Inc. (a)	17,582	625,919
Vasomedical, Inc. (a)	19,274	11,719
Ventana Medical Systems, Inc. (a)	15,582	630,915
Viasys Healthcare, Inc. (a)	15,673	422,074
Vision Sciences, Inc. (a)(d)	8,293	15,923
Vital Signs, Inc.	3,275	147,277
West Pharmaceutical Services, Inc.	18,684	529,691
Wright Medical Group, Inc. (a)	15,912	384,593
Young Innovations, Inc.	3,599	125,641
Zoll Medical Corp. (a)	5,795	154,553
		50,814,166
Health Care Providers & Services 3.4%
A.D.A.M., Inc. (a)	2,620	15,327
Accelrys, Inc. (a)	5,988	32,395
Air Methods Corp. (a)	2,008	20,381
Alliance Imaging, Inc. (a)	12,948	119,510
Allied Healthcare International, Inc. (a)	21,264	111,423
Allscripts Healthcare Solutions, Inc. (a)(d)	16,195	287,947
Amedisys, Inc. (a)(d)	7,502	293,478
America Service Group, Inc. (a)	4,584	79,028
American Dental Partners, Inc. (a)	1,695	51,918
American Healthways, Inc. (a)	16,117	704,313
American Retirement Corp. (a)	14,758	269,334
AMERIGROUP Corp. (a)	24,648	841,976
AMICAS, Inc. (a)	9,824	54,523
AMN Healthcare Services, Inc. (a)	18,446	285,175
AmSurg Corp. (a)	14,989	417,294
Andrx Corp. (a)	41,968	760,880
Apria Healthcare Group, Inc. (a)	27,513	941,770
Beverly Enterprises, Inc. (a)(d)	60,098	754,230
Bio Imaging Technologies, Inc. (a)	2,110	6,541
Bioanalytical Systems, Inc. (a)	4,772	28,537
BioScrip, Inc. (a)	27,406	173,206
BriteSmile, Inc. (a)(d)	1,435	1,765
Capital Senior Living Corp. (a)	8,498	69,684
Centene Corp. (a)	22,220	677,266
Cerner Corp. (a)(d)	14,947	1,177,226
Chemed Corp. New	12,524	506,721
Claimsnet.com, Inc. (a)	2,700	338
Community Health Systems, Inc. (a)	44,219	1,628,586
Comprehensive Care Corp. (a)	300	570
Computer Programs & Systems, Inc.	4,771	157,825
Corvel Corp. (a)	3,080	72,904
Covance, Inc. (a)	33,440	1,748,912
Cross Country Healthcare, Inc. (a)	12,122	235,167
Cryolife, Inc. (a)	5,006	39,047
Curative Health Services, Inc. (a)(d)	3,649	8,247
DaVita, Inc. (a)	52,504	2,410,459
Dendrite International, Inc. (a)	18,964	343,438
Eclipsys Corp. (a)	22,643	382,214
Emeritus Corp. (a)	1,897	28,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Providers & Services continued
eResearchTechnology, Inc. (a)(d)	23,930	$369,001
Five Star Quality Care, Inc. (a)	407	3,048
Genesis HealthCare Corp. (a)	11,326	454,173
Gentiva Health Services, Inc. (a)	15,272	289,252
Hanger Orthopedic Group, Inc. (a)	6,855	54,909
Health Grades, Inc. (a)	14,002	57,408
Health Net, Inc. (a)	58,040	2,676,224
HealthAxis, Inc. (a)	190	310
HealthExtras, Inc. (a)	10,723	222,502
HealthStream, Inc. (a)	6,041	22,835
HealthTronics Surgical Services, Inc. (a)	18,929	210,869
HearUSA, Inc. (a)(d)	11,117	18,343
Henry Schein, Inc. (a)	46,353	1,932,457
HMS Holdings Corp. (a)	6,175	43,719
Hooper Holmes, Inc.	50,431	212,819
Hythiam, Inc. (a)(d)	13,644	87,594
IDX Systems Corp. (a)	8,913	282,542
Kindred Healthcare, Inc. (a)	15,832	484,459
LabOne, Inc. (a)	9,088	392,874
LCA Vision, Inc.	9,840	403,932
Lifeline Systems, Inc. (a)	6,086	205,829
LifePoint Hospitals, Inc. (a)	27,065	1,230,916
Lincare Holdings, Inc. (a)	52,120	2,206,761
Magellan Health Services, Inc. (a)	15,839	561,493
Matria Healthcare, Inc. (a)	9,187	333,029
Medcath Corp. (a)	4,959	123,033
Medical Staffing Network Holdings,
Inc. (a)	8,863	51,228
Mediware Information Systems, Inc. (a)	1,310	12,563
Merge Technologies, Inc. (a)(d)	15,882	296,199
Metropolitan Health Networks, Inc. (a) .	36,067	91,971
Molina Healthcare, Inc. (a)	4,735	128,934
National Healthcare Corp.	5,307	192,379
National Home Health Care Corp.	1,600	18,176
National Medical Health Card Systems,
Inc. (a)	2,994	84,401
National Research Corp.	1,185	18,664
NDCHealth Corp.	22,122	416,115
NovaMed Eyecare, Inc. (a)	4,865	34,542
NWH, Inc.	2,958	41,708
OCA, Inc. (a)(d)	15,187	19,743
Odyssey Healthcare, Inc. (a)	21,592	360,586
Omnicare, Inc.	56,362	2,961,823
Omnicell, Inc. (a)	6,445	58,327
Option Care, Inc. (d)	9,298	125,709
Owens & Minor, Inc.	20,823	596,787
PacifiCare Health Systems, Inc. (a)	46,231	3,484,893
PAREXEL International Corp. (a)	10,681	206,998
Patterson Companies, Inc. (a)	61,098	2,447,586
PDI, Inc. (a)	3,836	53,781
Pediatrix Medical Group, Inc. (a)	11,224	832,035

		Shares	Value (Note 1)
Per Se Technologies, Inc. (a)		16,645	$320,916
Pharmaceutical Product Development,
Inc. (a)		26,010	1,463,583
PRA International		13,580	399,252
Precis, Inc. (a)(d)		3,930	4,873
Priority Healthcare Corp. Class B (a)(d)		21,406	597,013
ProxyMed, Inc. (a)		3,259	16,719
PSS World Medical, Inc. (a)		31,368	454,522
Psychemedics Corp.		3,872	57,732
Psychiatric Solutions, Inc. (a)		10,475	500,705
QMed, Inc. (a)		4,585	50,252
Radiation Therapy Services, Inc. (a)		5,067	136,100
Radiologix, Inc. (a)		6,550	26,528
RehabCare Group, Inc. (a)		10,698	240,384
Renal Care Group, Inc. (a)		35,698	1,681,019
ResCare, Inc. (a)		11,581	174,294
Rural/Metro Corp. (a)		8,327	83,020
SFBC International, Inc. (a)		9,166	372,781
Sierra Health Services, Inc. (a)		11,996	807,331
Specialty Laboratories, Inc. (a)		6,269	69,711
SRI/Surgical Express, Inc. (a)		2,620	18,130
Sun Healthcare Group, Inc. (a)		7,484	49,170
Sunrise Senior Living, Inc. (a)		9,735	578,162
Symbion, Inc. (a)		13,630	364,875
Triad Hospitals, Inc. (a)		42,121	2,027,705
Tripos, Inc. (a)		2,058	8,767
TriZetto Group, Inc. (a)		26,787	420,288
U.S. Physical Therapy, Inc. (a)		4,585	86,565
United Surgical Partners International,
Inc. (a)		19,557	749,229
Universal Health Services, Inc. Class B	.	27,301	1,395,354
VCA Antech, Inc. (a)		44,466	1,066,739
Ventiv Health, Inc. (a)		11,820	268,314
VistaCare, Inc. Class A (a)		9,859	169,378
WebMD Corp. (a)		163,288	1,789,636
Wellcare Health Plans, Inc. (a)		14,800	556,480
WellChoice, Inc. (a)		16,498	1,173,008
			59,332,328
Pharmaceuticals 1.3%
Acusphere, Inc. (a)(d)		1,403	8,137
Adolor Corp. (a)		22,706	217,069
Advancis Pharmaceutical Corp. (a)(d)	.	4,491	4,132
Alpharma, Inc. Class A		22,307	593,812
Alteon, Inc. (a)		9,772	2,834
American Pharmaceutical Partners,
Inc. (a)		23,499	1,080,484
Antigenics, Inc. (a)(d)		19,086	104,782
Atherogenics, Inc. (a)(d)		21,187	376,281
AVANIR Pharmaceuticals Class A (a)		57,046	210,500
Barr Pharmaceuticals, Inc. (a)		48,139	2,195,620
Barrier Therapeutics, Inc. (a)		6,541	60,112
Bentley Pharmaceuticals, Inc. (a)		7,642	87,501
Bradley Pharmaceuticals, Inc. (a)(d)		5,396	57,413
Cellegy Pharmaceuticals, Inc. (a)(d)		10,121	14,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

HEALTH CARE continued
Pharmaceuticals – continued
CNS., Inc.	5,283	$138,996
Collagenex Pharmaceuticals, Inc. (a)	4,585	42,090
Columbia Laboratories, Inc. (a)(d)	12,667	35,468
Connetics Corp. (a)	18,114	345,253
Corcept Therapeutics, Inc. (a)(d)	7,957	44,161
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	17,683
Cypress Bioscience, Inc. (a)	19,092	262,706
DepoMed, Inc. (a)(d)	14,582	76,701
Discovery Laboratories, Inc. (a)	33,851	211,230
Durect Corp. (a)(d)	14,242	84,740
Emisphere Technologies, Inc. (a)	4,678	14,970
Endo Pharmaceuticals Holdings, Inc. (a)	37,764	1,132,920
Ergo Science Corp. (a)	3,743	6,737
First Horizon Pharmaceutical Corp. (a)(d) .	12,197	252,112
Guilford Pharmaceuticals, Inc. (a)(d)	8,608	31,850
Heska Corp. (a)	20,430	15,323
Hi Tech Pharmacal Co., Inc. (a)	1,747	43,011
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	6,761	54,088
Immtech International, Inc. (a)(d)	2,377	27,003
InKine Pharmaceutical, Inc. (a)	14,194	49,963
Inspire Pharmaceuticals, Inc. (a)	16,447	147,201
Interpharm Holdings, Inc. (a)(d)	2,260	3,367
IntraBiotics Pharmaceuticals, Inc. (a)(d)	982	3,574
Ista Pharmaceuticals, Inc. (a)(d)	7,132	51,921
IVAX Corp. (a)	117,804	3,051,124
Kos Pharmaceuticals, Inc. (a)	7,706	524,933
KV Pharmaceutical Co. Class A (a)	22,399	382,127
MacroChem Corp. (a)(d)	8,982	1,796
Matrixx Initiatives, Inc. (a)	3,745	49,434
Medicines Co. (a)	23,402	517,652
Medicis Pharmaceutical Corp. Class A .	33,846	1,151,102
MGI Pharma, Inc. (a)(d)	43,007	1,159,469
Miravant Medical Technologies (a)	5,240	2,253
Nastech Pharmaceutical Co., Inc. (a)(d)	13,653	194,282
New River Pharmaceuticals, Inc.	6,595	284,179
NitroMed, Inc. (a)(d)	7,285	137,395
Noven Pharmaceuticals, Inc. (a)	9,569	159,420
Nutrition 21, Inc. (a)(d)	16,280	17,582
Oxis International, Inc. (a)(d)	5,100	2,193
Pain Therapeutics, Inc. (a)	12,891	79,280
Par Pharmaceutical Companies, Inc. (a)	16,558	400,207
Penwest Pharmaceuticals Co. (a)	6,245	91,364
Perrigo Co.	44,874	643,044
Pharmos Corp. (a)	12,987	26,493
Pozen, Inc. (a)	8,367	74,634
Salix Pharmaceuticals Ltd. (a)(d)	23,743	483,882
Santarus, Inc. (a)	9,294	53,255
SCOLR Pharma, Inc. (a)(d)	17,200	71,380
Sepracor, Inc. (a)(d)	55,067	2,764,363
Spectrum Pharmaceuticals, Inc. (a)(d)	284	1,375
SuperGen, Inc. (a)(d)	29,317	198,183

		Shares	Value (Note 1)
Theravance, Inc.		20,000	$410,200
Valeant Pharmaceuticals International	.	47,647	951,987
Vivus, Inc. (a)(d)		59,578	224,013
Zila, Inc. (a)		11,602	41,071
			22,255,688

TOTAL HEALTH CARE			201,717,675

INDUSTRIALS – 9.9%
Aerospace & Defense – 0.9%
AAR Corp. (a)		17,638	310,429
Alliant Techsystems, Inc. (a)		18,426	1,417,512
Applied Signal Technology, Inc.		5,054	96,481
Armor Holdings, Inc. (a)		18,303	776,230
Astronics Corp. (a)		3,368	31,592
Aviall, Inc. (a)		14,956	508,654
BE Aerospace, Inc. (a)		32,481	515,149
Ceradyne, Inc. (a)		12,324	389,192
CPI Aerostructures, Inc. (a)		1,677	16,770
Cubic Corp.		9,321	171,972
Curtiss Wright Corp.		10,637	686,725
DHB Industries, Inc. (a)(d)		15,368	70,385
DRS Technologies, Inc.		12,783	657,685
Ducommun, Inc. (a)		2,048	42,496
EDO Corp.		9,094	255,450
Engineered Support Systems, Inc.		21,717	740,550
Esterline Technologies Corp. (a)		14,234	621,314
Firearms Training Systems, Inc.
Class A (a)		32,643	31,337
GenCorp, Inc. (non vtg.) (a)(d)		19,734	371,986
Hawk Corp. Class A (a)		3,526	41,360
Heico Corp. Class A		7,372	136,382
Herley Industries, Inc. (a)		12,228	255,810
Hexcel Corp. (a)		23,761	462,151
Innovative Solutions & Support,
Inc. (a)(d)		8,701	146,699
Ionatron, Inc. (a)(d)		15,916	131,307
Irvine Sensors Corp. (a)(d)		390	1,041
Kaman Corp. Class A		10,776	258,516
KVH Industries, Inc. (a)(d)		2,861	29,154
Ladish Co., Inc. (a)		17,165	309,142
Mercury Air Group, Inc.		4,372	14,646
Mercury Computer Systems, Inc. (a)		13,741	359,052
Moog, Inc. Class A (a)		17,518	551,992
MTC Technologies, Inc. (a)		6,932	236,797
Orbital Sciences Corp. (a)(d)		28,133	337,033
Pemco Aviation Group, Inc. (a)(d)		664	15,631
Precision Castparts Corp.		34,047	3,291,664
Sequa Corp. Class A (a)		3,323	227,626
Sypris Solutions, Inc.		8,306	99,672
Teledyne Technologies, Inc. (a)		15,810	610,740
The Allied Defense Group, Inc. (a)		1,497	33,982
Todd Shipyards Corp.		976	18,212

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	68

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Aerospace & Defense – continued
Triumph Group, Inc. (a)	9,892	$388,459
United Industrial Corp.	4,210	143,056
		15,812,033
Air Freight & Logistics – 0.5%
ABX Air, Inc. (a)	32,319	263,400
AirNet Systems, Inc. (a)	400	1,944
C.H. Robinson Worldwide, Inc.	44,525	2,749,419
Dynamex, Inc. (a)	5,891	106,038
EGL, Inc. (a)	25,205	632,393
Expeditors International of Washington,
Inc.	54,858	3,045,168
Forward Air Corp.	16,516	582,684
Hub Group, Inc. Class A (a)	10,554	340,367
Pacer International, Inc. (a)	20,798	545,740
Park Ohio Holdings Corp. (a)	2,246	42,629
Velocity Express Corp. (a)	10	30
		8,309,812
Airlines – 0.3%
AirTran Holdings, Inc. (a)(d)	44,245	457,051
Alaska Air Group, Inc. (a)	12,205	411,553
America West Holding Corp.
Class B (a)(d)	35,368	248,991
AMR Corp. (a)(d)	77,964	981,567
Continental Airlines, Inc. Class B (a)	33,664	450,088
ExpressJet Holdings, Inc. Class A (a)	15,449	146,920
FLYi, Inc. (a)(d)	12,753	3,953
Frontier Airlines, Inc. (a)	24,186	262,418
Hawaiian Holdings, Inc. (a)	24,994	92,478
JetBlue Airways Corp. (a)(d)	47,373	902,456
MAIR Holdings, Inc. (a)	10,106	89,943
Mesa Air Group, Inc. (a)(d)	31,372	247,839
Midwest Air Group, Inc. (a)(d)	2,199	5,300
Northwest Airlines Corp. (a)(d)	30,502	153,425
Pinnacle Airlines Corp. (a)	9,213	88,998
Republic Airways Holdings, Inc. (a)	6,555	87,968
SkyWest, Inc.	29,545	700,512
UAL Corp. (a)(d)	30,750	41,205
World Air Holdings, Inc. (a)	12,306	123,921
		5,496,586
Building Products – 0.4%
Aaon, Inc. (a)	3,343	60,575
Advanced Environmental Recycling
Technologies, Inc. Class A (a)(d)	11,364	14,205
American Woodmark Corp.	6,070	227,625
Ameron International Corp.	7,159	303,971
Apogee Enterprises, Inc.	10,123	162,575
Armstrong Holdings, Inc. (a)(d)	17,029	44,786
Builders FirstSource, Inc.	13,109	266,113
ElkCorp	10,708	381,205
Griffon Corp. (a)	13,433	344,422

	Shares	Value (Note 1)
International Aluminum Corp.	2,821	$97,889
Jacuzzi Brands, Inc. (a)	41,827	344,236
Lennox International, Inc.	27,074	660,335
NCI Building Systems, Inc. (a)	10,453	394,078
Owens Corning (a)(d)	25,785	138,723
PW Eagle, Inc. (a)	4,678	32,185
Quixote Corp.	2,744	63,139
Simpson Manufacturing Co. Ltd.	18,925	704,578
Trex Co., Inc. (a)	5,040	121,514
Universal Forest Products, Inc.	10,000	544,300
US Home Systems, Inc. (a)(d)	1,441	7,926
USG Corp. (a)(d)	17,162	1,078,632
Water Pik Technologies, Inc. (a)	4,117	81,105
York International Corp.	23,349	1,339,766
		7,413,883
Commercial Services & Supplies 2.6%
A.T. Cross Co. Class A (a)	7,939	35,329
ABM Industries, Inc.	21,247	421,328
ACCO Brands Corp. (a)	23,987	626,061
Adesa, Inc.	52,465	1,196,202
Administaff, Inc.	12,570	452,143
Advisory Board Co. (a)	10,260	535,880
Ambassadors International, Inc.	3,352	53,632
American Ecology Corp.	7,611	149,328
American Reprographics Co.	10,952	186,074
Amrep Corp.	1,187	35,017
Angelica Corp.	3,181	70,268
APAC Customer Services, Inc. (a)	13,380	10,704
Aramark Corp. Class B	61,210	1,672,257
Asset Acceptance Capital Corp. (a)	7,917	228,564
Banta Corp.	12,999	636,301
Bowne & Co., Inc.	22,482	319,244
Brady Corp. Class A	23,188	723,697
Casella Waste Systems, Inc. Class A (a)	6,013	79,612
CBIZ, Inc. (a)	22,865	106,094
CDI Corp.	6,472	174,420
Central Parking Corp.	12,239	194,478
Cenveo, Inc. (a)	25,258	243,487
ChoicePoint, Inc. (a)	45,676	1,960,871
Clean Harbors, Inc. (a)(d)	3,368	93,967
Coinstar, Inc. (a)	12,617	242,120
Comsys IT Partners, Inc. (a)	9,126	103,124
Consolidated Graphics, Inc. (a)	7,126	275,135
Copart, Inc. (a)	36,198	893,729
Cornell Companies, Inc. (a)	2,994	42,934
Corporate Executive Board Co.	21,614	1,745,763
Corrections Corp. of America (a)	21,005	831,798
CoStar Group, Inc. (a)	10,946	511,835
CRA International, Inc. (a)	6,878	323,197
Deluxe Corp.	24,752	983,644
DiamondCluster International, Inc. (a) .	15,755	158,810
Dun & Bradstreet Corp. (a)	35,162	2,238,765
Duratek, Inc. (a)	9,904	207,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Ennis, Inc.		16,601	$288,857
Evans Systems, Inc. (a)(d)		3,400	122
Exponent, Inc. (a)		4,404	132,120
First Consulting Group, Inc. (a)		8,047	43,051
Food Technology Service, Inc. (a)		24,286	24,286
FTI Consulting, Inc. (a)		23,898	595,060
G&K Services, Inc. Class A		11,899	511,300
GP Strategies Corp. (a)(d)		6,690	56,397
Healthcare Services Group, Inc.		12,453	229,758
Heidrick & Struggles International,
Inc. (a)		7,587	250,523
Herman Miller, Inc.		37,091	1,109,021
HNI Corp.		23,276	1,341,861
Hudson Highland Group, Inc. (a)		9,360	235,310
Humitech International Group, Inc. (a)	.	75	0
Huron Consulting Group, Inc.		5,724	143,386
ICT Group, Inc. (a)		2,304	27,533
IKON Office Solutions, Inc.		60,502	610,465
Imagistics International, Inc. (a)		10,064	336,641
Innotrac Corp. (a)		3,181	27,070
Integrated Alarm Services Group,
Inc. (a)(d)		5,801	23,378
Intersections, Inc. (a)		3,842	40,303
John H. Harland Co.		16,990	712,731
Kaiser Ventures LLC Class A (a)		100	0
Kelly Services, Inc. Class A (non vtg.)		11,483	335,648
Kforce, Inc. (a)		14,628	147,743
Knoll, Inc.		13,994	259,449
Korn/Ferry International (a)		24,616	487,889
Labor Ready, Inc. (a)		24,006	545,416
Layne Christensen Co. (a)		9,628	247,536
Learning Tree International, Inc. (a)		4,772	58,839
LECG Corp. (a)		10,710	246,651
Mac Gray Corp. (a)		3,487	42,332
Manpower, Inc.		47,693	2,149,047
McGrath RentCorp.		12,352	304,477
Medialink Worldwide, Inc. (a)(d)		9,153	27,093
Mine Safety Appliances Co.		15,582	613,931
Mobile Mini, Inc. (a)		9,513	398,785
Multi Color Corp.		954	25,281
Nashua Corp. (a)		4,665	31,955
Navigant Consulting, Inc. (a)		23,091	446,580
NCO Group, Inc. (a)		17,519	367,549
On Assignment, Inc. (a)		7,298	50,575
PerfectData Corp. (a)(d)		2,400	3,000
Perma Fix Environmental Services,
Inc. (a)		8,161	17,709
PHH Corp. (a)		27,272	824,705
PICO Holdings, Inc. (a)		3,619	111,320
Portfolio Recovery Associates, Inc. (a)	.	6,964	278,351
PRG Schultz International, Inc. (a)		51,315	167,800

	Shares	Value (Note 1)
Prosoft Learning Corp. (a)(d)	550	$358
Protection One, Inc. (a)	512	7,318
Providence Service Corp. (a)	4,271	125,952
RCM Technologies, Inc. (a)	5,333	31,998
RemedyTemp, Inc. Class A (a)	2,024	17,548
Republic Services, Inc.	62,663	2,270,280
Resources Connection, Inc. (a)	22,366	648,614
Rollins, Inc.	15,303	300,857
School Specialty, Inc. (a)	11,183	535,778
Sirva, Inc. (a)	9,936	100,254
SITEL Corp. (a)	17,217	50,790
SOURCECORP, Inc. (a)	10,346	211,990
Spherion Corp. (a)	26,671	196,565
Spherix, Inc. (a)(d)	5,297	8,157
Standard Register Co.	11,044	173,280
Steelcase, Inc. Class A	27,429	402,658
Stericycle, Inc. (a)	23,234	1,350,592
Synagro Technologies, Inc.	52,957	275,376
Team, Inc. (a)	1,942	38,937
TeamStaff, Inc. (a)	6,456	8,716
Teletech Holdings, Inc. (a)	22,516	190,936
Tetra Tech, Inc. (a)	28,236	445,282
The Brink’s Co.	28,104	1,129,219
The Geo Group, Inc. (a)	4,188	116,845
TRC Companies, Inc. (a)	3,649	54,735
TRM Corp. (a)(d)	4,518	70,300
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	17,551	823,142
Venture Catalyst, Inc. (a)	4,800	2,160
Viad Corp.	9,927	288,578
Volt Information Sciences, Inc. (a)	4,078	92,571
Waste Connections, Inc. (a)	23,476	829,642
Waste Industries USA, Inc.	5,309	68,911
Waterlink, Inc. (a)	13,000	7
Watson Wyatt & Co. Holdings Class A	15,646	426,666
WCA Waste Corp. (a)	14,127	115,135
West Corp. (a)	9,761	378,141
Westaff, Inc. (a)	6,445	25,458
		45,506,079
Construction & Engineering – 0.5%
Comfort Systems USA, Inc. (a)	13,509	111,179
Dycom Industries, Inc. (a)	26,769	474,347
EMCOR Group, Inc. (a)	8,411	463,783
ENGlobal Corp. (a)(d)	5,236	42,778
Foster Wheeler Ltd. (a)	23,446	630,697
Granite Construction, Inc.	20,803	775,536
Infrasource Services, Inc. (a)	14,105	211,575
Insituform Technologies, Inc. Class A (a)	17,094	353,846
Integrated Electrical Services, Inc. (a)(d)	12,962	37,979
Jacobs Engineering Group, Inc. (a)	28,688	1,790,131
Keith Companies, Inc. (a)	3,743	87,063
MasTec, Inc. (a)	15,207	175,641
McDermott International, Inc. (a)	28,537	985,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – continued
Michael Baker Corp. (a)	1,542	$40,493
Modtech Holdings, Inc. (a)(d)	5,824	52,765
Perini Corp. (a)	8,236	159,696
Quanta Services, Inc. (a)	50,026	600,312
Shaw Group, Inc. (a)	39,603	835,623
URS Corp. (a)	18,875	711,210
Xanser Corp. (a)	6,501	15,602
		8,556,209
Electrical Equipment 0.8%
A.O. Smith Corp.	9,105	256,215
Active Power, Inc. (a)(d)	12,538	43,381
Acuity Brands, Inc.	20,955	618,801
Alpine Group, Inc.	500	1,050
American Superconductor Corp. (a)	25,860	263,772
AMETEK, Inc.	34,434	1,387,346
AML Communications, Inc. (a)	4,959	5,455
Arotech Corp. (a)	6,082	5,170
Artesyn Technologies, Inc. (a)	26,577	243,977
AZZ, Inc. (a)	2,745	56,135
Baldor Electric Co.	16,987	419,069
Beacon Power Corp. (a)(d)	1,934	6,324
BTU International, Inc. (a)	5,333	40,744
C&D Technologies, Inc.	10,479	106,991
Capstone Turbine Corp. (a)(d)	73,813	357,993
Color Kinetics, Inc. (a)	4,701	72,348
Digital Power Corp. (a)	4,959	3,868
Distributed Energy Systems Corp. (a)	8,514	57,555
Encore Wire Corp. (a)	5,950	83,895
Ener1, Inc. (a)	103,431	62,059
Energy Conversion Devices, Inc. (a)(d) .	17,908	621,587
EnerSys (a)(d)	6,321	87,546
Evergreen Solar, Inc. (a)(d)	30,083	212,085
EXX, Inc. Class A (a)	3,975	8,149
Franklin Electric Co., Inc.	7,380	311,805
FuelCell Energy, Inc. (a)(d)	16,439	187,240
General Cable Corp. (a)	16,412	257,504
Genlyte Group, Inc. (a)	11,710	576,249
Global Power Equipment Group, Inc. (a) .	12,875	100,425
GrafTech International Ltd. (a)	57,460	341,312
Hubbell, Inc. Class B	29,584	1,337,197
II VI, Inc. (a)	14,906	265,029
LaBarge, Inc. (a)	3,526	46,473
Lamson & Sessions Co. (a)	7,205	95,754
LSI Industries, Inc.	18,573	284,910
M Wave, Inc. (a)	3,800	3,800
MagneTek, Inc. (a)	6,175	19,945
Medis Technologies Ltd. (a)(d)	10,041	163,166
Microvision, Inc. (a)(d)	4,959	27,671
Millennium Cell, Inc. (a)(d)	10,760	24,856
Peco II, Inc. (a)(d)	2,700	3,213
Plug Power, Inc. (a)	21,369	157,490

	Shares	Value (Note 1)
Powell Industries, Inc. (a)	3,555	$78,601
Power One, Inc. (a)	50,364	243,762
Preformed Line Products Co.	2,387	103,476
Regal Beloit Corp.	15,780	526,579
Roper Industries, Inc.	43,194	1,663,833
Technology Research Corp.	3,139	12,556
Thomas & Betts Corp. (a)	29,837	1,060,407
Ultralife Batteries, Inc. (a)	14,770	195,555
UQM Technologies, Inc. (a)	9,558	37,276
Valence Technology, Inc. (a)(d)	28,181	77,780
Vicor Corp.	6,422	102,431
Woodward Governor Co	6,578	536,436
		13,864,246
Industrial Conglomerates 0.3%
Alleghany Corp.	2,708	806,307
Carlisle Companies, Inc.	16,437	1,016,135
Raven Industries, Inc.	9,493	246,818
Standex International Corp.	6,940	184,882
Teleflex, Inc.	18,983	1,306,980
Tredegar Corp.	13,644	169,458
Walter Industries, Inc.	21,189	929,561
		4,660,141
Machinery – 2.2%
3D Systems Corp. (a)	4,678	105,255
A.S.V., Inc. (a)(d)	11,508	266,871
Actuant Corp. Class A	13,141	557,178
AGCO Corp. (a)	44,788	919,498
Alamo Group, Inc.	3,665	74,949
Albany International Corp. Class A	14,164	510,187
American Science & Engineering, Inc. (a)	4,072	257,554
Ampco Pittsburgh Corp.	3,730	52,593
Astec Industries, Inc. (a)	12,330	382,847
Axsys Technologies, Inc. (a)	2,806	50,761
Badger Meter, Inc.	3,952	173,098
Baldwin Technology Co., Inc.
Class A (a)	3,555	15,998
Barnes Group, Inc.	12,389	427,421
Briggs & Stratton Corp.	28,427	1,048,956
Bucyrus International, Inc. Class A	9,495	428,414
Cascade Corp.	7,531	341,757
Catalytica Energy Systems, Inc. (a)	8,234	16,221
Circor International, Inc.	7,340	192,748
CLARCOR, Inc.	25,280	715,424
Columbus McKinnon Corp.
(NY Shares) (a)	2,526	48,752
Commercial Vehicle Group, Inc.	14,684	304,399
Crane Co.	26,149	774,272
Donaldson Co., Inc.	37,756	1,156,844
EnPro Industries, Inc. (a)	10,275	353,460
ESCO Technologies, Inc. (a)	7,324	759,352
Federal Signal Corp.	25,728	439,949
Flanders Corp. (a)	10,793	115,809
Flow International Corp. (a)(d)	7,017	61,258
Flowserve Corp. (a)	26,957	1,001,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Machinery – continued
FreightCar America, Inc.	7,160	$273,870
Gardner Denver, Inc. (a)	15,772	659,585
Gehl Co. (a)	4,183	126,870
Gorman Rupp Co.	3,011	74,522
Graco, Inc.	34,412	1,280,471
Greenbrier Companies, Inc.	4,808	138,711
Hardinge, Inc.	3,618	54,465
Harsco Corp.	21,620	1,268,013
Hirsch International Corp. Class A (a) .	2,100	2,310
IDEX Corp.	27,495	1,196,033
JLG Industries, Inc.	25,392	832,604
Joy Global, Inc.	39,742	1,899,668
Kadant, Inc. (a)	10,799	210,581
Kaydon Corp.	15,748	455,275
Kennametal, Inc.	19,563	912,418
Key Technology, Inc. (a)	2,697	34,171
L.B. Foster Co. Class A (a)	18,649	253,608
Lincoln Electric Holdings, Inc.	20,798	783,669
Lindsay Manufacturing Co.	2,911	73,648
Lydall, Inc. (a)	4,210	36,922
Manitowoc Co., Inc.	15,308	713,353
Met Pro Corp.	4,936	75,916
Middleby Corp. (a)	3,871	254,402
Milacron, Inc. (a)	13,450	25,690
Miller Industries, Inc. (a)	8,914	152,875
Mueller Industries, Inc.	16,578	434,509
NACCO Industries, Inc. Class A	3,619	394,290
Nordson Corp.	13,360	474,547
Omega Flex, Inc. (a)	3,426	54,576
Oshkosh Truck Co.	37,712	1,512,628
Paragon Technologies, Inc. (a)	1,565	18,311
Pentair, Inc.	52,029	2,054,105
Portec Rail Products, Inc.	5,406	70,981
Robbins & Myers, Inc.	5,734	125,747
Spire Corp. (a)(d)	200	2,000
SPX Corp.	39,633	1,804,887
Stewart & Stevenson Services, Inc.	10,798	263,147
Sun Hydraulics Corp.	8,640	172,714
Tecumseh Products Co. Class A
(non vtg.)	9,990	265,834
Tennant Co.	3,550	134,687
Terex Corp. (a)	25,431	1,240,524
The L.S. Starrett Co. Class A	5,190	86,102
Timken Co.	42,674	1,253,335
Titan International, Inc.	8,031	109,703
Toro Co.	23,824	925,086
Trinity Industries, Inc.	27,078	1,013,530
TurboChef Technologies, Inc. (a)(d)	7,368	124,446
Valmont Industries, Inc.	8,590	246,963
Wabash National Corp	17,869	372,033
Wabtec Corp.	26,922	699,972

	Shares	Value (Note 1)
Watts Water Technologies, Inc. Class A	13,498	$457,042
Wolverine Tube, Inc. (a)	11,965	84,114
		37,738,471
Marine – 0.1%
Alexander & Baldwin, Inc.	23,533	1,233,365
Eagle Bulk Shipping, Inc. (d)	18,859	245,167
Genco Shipping & Trading Ltd.	332	6,806
International Shipholding Corp. (a)	4,464	71,379
Kirby Corp. (a)	12,683	596,101
		2,152,818
Road & Rail 0.7%
AMERCO (a)	4,227	252,986
Arkansas Best Corp.	13,868	466,936
Celadon Group, Inc. (a)	3,555	72,771
Central Freight Lines, Inc. (a)	4,722	8,688
CNF, Inc.	26,516	1,338,263
Covenant Transport, Inc. Class A (a)	4,491	56,452
Dollar Thrifty Automotive Group, Inc. (a)	12,284	371,714
Florida East Coast Industries, Inc.
Class A	10,362	446,188
Frozen Food Express Industries, Inc. (a)	4,026	43,078
Genesee & Wyoming, Inc. Class A (a) .	15,021	439,665
Heartland Express, Inc.	22,966	457,483
J.B. Hunt Transport Services, Inc.	63,916	1,154,962
Kansas City Southern (a)(d)	33,906	681,850
Knight Transportation, Inc.	18,213	431,466
Laidlaw International, Inc.	53,748	1,330,263
Landstar System, Inc.	30,350	1,102,312
Marten Transport Ltd. (a)	5,381	132,373
Old Dominion Freight Lines, Inc. (a)	9,459	302,499
P.A.M. Transportation Services, Inc. (a)	3,368	56,919
Patriot Transportation Holding, Inc. (a) .	534	31,682
Quality Distribution, Inc. (a)	6,526	53,774
RailAmerica, Inc. (a)	27,000	311,580
SCS Transportation, Inc. (a)	7,643	122,670
Swift Transportation Co., Inc. (a)(d)	25,658	511,621
U.S. Xpress Enterprises, Inc. Class A (a)	4,026	53,022
USA Truck, Inc. (a)	4,594	110,578
Werner Enterprises, Inc.	29,159	520,488
Yellow Roadway Corp. (a)	26,977	1,263,872
		12,126,155
Trading Companies & Distributors – 0.6%
Aceto Corp.	13,271	97,542
Applied Industrial Technologies, Inc.	15,418	553,660
Beacon Roofing Supply, Inc.	6,928	225,160
BlueLinx Corp.	5,464	61,634
Electro Rent Corp. (a)	5,676	76,456
Fastenal Co.	37,151	2,250,608
GATX Corp.	23,171	939,121
Hughes Supply, Inc.	33,947	1,074,423
Huttig Building Products, Inc. (a)	6,924	62,593
Interline Brands, Inc.	13,866	276,349
Lawson Products, Inc.	2,516	97,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Trading Companies & Distributors – continued
MSC Industrial Direct Co., Inc. Class A .	23,826	$833,910
NuCo2, Inc. (a)	6,606	165,414
Rush Enterprises, Inc. Class B (a)	14,669	232,797
UAP Holding Corp.	19,052	326,932
United Rentals, Inc. (a)	32,666	589,621
Watsco, Inc.	11,978	584,047
WESCO International, Inc. (a)	22,999	798,065
Willis Lease Finance Corp. (a)	2,246	20,663
		9,266,867
Transportation Infrastructure – 0.0%
Interpool, Inc.	6,238	119,083
Macquarie Infrastructure Co. Trust	11,700	336,258
TIMCO Aviation Services, Inc. (a)	1,570	338
		455,679

TOTAL INDUSTRIALS		171,358,979

INFORMATION TECHNOLOGY 14.1%
Communications Equipment – 1.6%
3Com Corp. (a)	200,317	681,078
ACE*COMM Corp. (a)(d)	4,585	11,316
Adtran, Inc.	33,780	872,200
Airnet Communications Corp. (a)	290	412
Alliance Fiber Optic Products, Inc. (a)	23,499	20,209
AltiGen Communications, Inc. (a)	1,965	3,655
American Access Technologies, Inc. (a)(d)	3,100	6,014
Amplidyne, Inc. (a)	2,500	475
Anaren, Inc. (a)	13,340	184,359
Applied Innovation, Inc. (a)	4,398	18,472
Arris Group, Inc. (a)	46,856	491,519
Avanex Corp. (a)(d)	47,520	39,917
Avici Systems, Inc. (a)(d)	5,006	22,277
Avocent Corp. (a)	30,320	1,010,262
Aware, Inc. (a)(d)	10,854	68,055
Bel Fuse, Inc. Class B	4,800	154,416
Belden CDT, Inc.	25,366	544,101
Black Box Corp.	9,551	410,406
Brooktrout, Inc. (a)	2,433	31,142
C COR, Inc. (a)(d)	17,135	128,341
Carrier Access Corp. (a)	8,499	50,569
Centillium Communications, Inc. (a)	7,672	21,788
Comarco, Inc. (a)	2,807	22,091
CommScope, Inc. (a)	29,560	552,772
Communications Systems, Inc.	2,049	21,166
Comtech Telecommunications Corp. (a)	14,149	496,630
Digi International, Inc. (a)	8,313	88,201
Ditech Communications Corp. (a)	12,275	90,344
EFJ, Inc. (a)	12,549	107,294
EMS Technologies, Inc. (a)	5,416	87,848
Endwave Corp. (a)(d)	4,014	124,514
Enterasys Networks, Inc. (a)(d)	72,437	82,578

	Shares	Value (Note 1)
Entrada Networks, Inc. (a)	292	$3
eOn Communications Corp. (a)	3,013	3,640
Extreme Networks, Inc. (a)	71,148	307,359
Ezenia!, Inc. (a)	2,900	6,931
F5 Networks, Inc. (a)	21,795	899,916
Finisar Corp. (a)	63,389	57,050
Foundry Networks, Inc. (a)	70,661	826,734
Glenayre Technologies, Inc. (a)	20,210	79,627
Globecomm Systems, Inc. (a)	1,591	10,157
Harmonic, Inc. (a)	45,500	268,450
Harris Corp.	68,158	2,631,580
Inter Tel, Inc.	14,007	310,255
InterDigital Communication Corp. (a)(d)	26,716	475,010
ION Networks, Inc. (a)	12,500	2,000
ISCO International, Inc. (a)	19,929	5,182
Ixia (a)	16,955	304,512
Juniper Networks, Inc. (a)	292,008	6,640,262
Lantronix, Inc. (a)	17,964	23,892
Loral Space & Communications Ltd. (a)	11,797	590
Microwave Filter Co., Inc. (a)	3,836	6,329
MRV Communications, Inc. (a)(d)	62,152	132,384
NETGEAR, Inc. (a)	16,068	356,228
Network Engines, Inc. (a)	9,093	13,549
Network Equipment Technologies, Inc. (a)	9,591	47,571
NMS Communications Corp. (a)	36,033	118,909
NumereX Corp. Class A (a)	4,959	26,779
Occam Networks, Inc. (a)	97,158	25,747
Oplink Communications, Inc. (a)	38,204	60,362
Optelecom Nkf, Inc. (a)	1,053	14,731
Optical Cable Corp. (a)	1,228	8,596
Optical Cable Corp. warrants
10/24/07 (a)	1,083	2,296
Optical Communication Products, Inc. (a)	7,672	13,579
Packeteer, Inc. (a)	20,916	247,227
Paradyne Networks, Inc. (a)	15,814	45,070
Parkervision, Inc. (a)(d)	3,649	18,500
PC Tel, Inc. (a)	4,261	37,156
Performance Technologies, Inc. (a)	4,304	28,794
Plantronics, Inc.	29,494	961,504
Polycom, Inc. (a)	57,034	1,015,776
Powerwave Technologies, Inc. (a)(d)	55,185	578,339
Radyne Comstream Corp. (a)	3,636	39,196
Redback Networks, Inc. (a)	24,395	220,531
REMEC, Inc. (a)(d)	17,442	104,652
SafeNet, Inc. (a)	11,901	380,832
Science Dynamics Corp. (a)	3,000	240
SCM Microsystems, Inc. (a)	4,117	11,239
SeaChange International, Inc. (a)	14,511	88,807
SiRF Technology Holdings, Inc. (a)	20,806	528,472
Sonus Networks, Inc. (a)	143,376	675,301
SpectraLink Corp.	7,222	93,092
Stratex Networks, Inc. (a)	28,330	69,409
Stratos International, Inc. (a)(d)	2,179	12,006
Sunrise Telecom, Inc.	16,442	37,554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Sycamore Networks, Inc. (a)	132,666	$496,171
Symmetricom, Inc. (a)	19,029	165,172
Tekelec (a)	39,792	784,300
Telkonet, Inc. (a)(d)	34,540	131,597
Telular Corp. (a)(d)	4,093	15,349
TeraForce Technology Corp. (a)	5,500	11
Terayon Communication Systems, Inc. (a)	45,746	151,419
Tollgrade Communications, Inc. (a)	3,530	38,830
Tut Systems, Inc. (a)(d)	5,838	18,682
UTStarcom, Inc. (a)	48,272	371,694
Veramark Technologies, Inc. (a)	1,700	1,360
Verilink Corp. (a)(d)	5,552	6,163
Verso Technologies, Inc. (a)(d)	29,089	8,727
ViaSat, Inc. (a)	13,487	320,181
Vyyo, Inc. (a)(d)	7,423	35,185
Wave Wireless Corp. (a)(d)	40	11
Wegener Corp. (a)	11,602	14,503
Westell Technologies, Inc. Class A (a)	23,209	86,570
WJ Communications, Inc. (a)	17,073	20,829
YDI Wireless, Inc. (a)	2,250	6,323
Zhone Technologies, Inc. (a)(d)	31,159	82,571
		28,073,976
Computers & Peripherals 1.4%
ActivCard Corp. (a)	30,377	144,291
Adaptec, Inc. (a)	48,874	162,262
Advanced Digital Information Corp. (a)	45,733	408,396
Ampex Corp. Class A (a)	1,884	60,533
Avid Technology, Inc. (a)	20,130	751,856
Brocade Communications Systems,
Inc. (a)(d)	156,363	623,888
Concurrent Computer Corp. (a)	15,381	26,763
CopyTele, Inc. (a)(d)	16,655	8,994
Cray, Inc. (a)(d)	54,672	60,686
Crossroads Systems, Inc. (a)	3,368	3,873
Datalink Corp. (a)	2,058	7,697
Dataram Corp.	3,649	23,500
Diebold, Inc.	37,308	1,790,784
Dot Hill Systems Corp. (a)	30,475	178,279
Electronics for Imaging, Inc. (a)	33,162	656,608
Emulex Corp. (a)	41,365	891,416
Exabyte Corp. (a)(d)	8,140	1,587
FOCUS Enhancements, Inc. (a)(d)	7,672	7,672
Hauppauge Digital, Inc. (a)	4,117	14,368
HEI, Inc. (a)(d)	3,368	11,283
Hutchinson Technology, Inc. (a)	15,974	421,714
Hypercom Corp. (a)	33,443	212,363
iCAD, Inc. (a)(d)	5,579	15,789
Imation Corp.	20,686	871,087
Immersion Corp. (a)	12,108	68,289
InFocus Corp. (a)	16,952	60,519
Innovex, Inc. (a)	4,552	20,347

	Shares	Value (Note 1)
Intergraph Corp. (a)	17,605	$718,460
Interphase Corp. (a)	2,203	10,464
Iomega Corp. (a)	46,398	148,010
Komag, Inc. (a)	10,983	366,393
LaserCard Corp. (a)	2,282	21,862
Maxtor Corp. (a)	144,804	703,747
McDATA Corp. Class A (a)	86,096	463,196
Mobility Electronics, Inc. (a)	18,109	198,294
MTI Technology Corp. (a)(d)	9,637	16,383
Neoware Systems, Inc. (a)(d)	5,768	63,102
Novatel Wireless, Inc. (a)(d)	18,380	221,847
nStor Technologies, Inc. (a)	58,500	6,435
Overland Storage, Inc. (a)	6,049	50,812
Palm, Inc. (a)	23,859	815,501
Presstek, Inc. (a)	9,169	113,971
Printronix, Inc.	1,310	21,916
Qualstar Corp. (a)	2,735	10,120
Quantum Corp. (a)	114,189	327,722
Rimage Corp. (a)	3,259	78,672
SanDisk Corp. (a)	96,306	3,739,562
SBS Technologies, Inc. (a)	5,427	52,425
Seagate Technology	200,374	3,324,205
Silicon Graphics, Inc. (a)(d)	162,605	130,084
SimpleTech, Inc. (a)	16,223	77,221
Socket Communications, Inc. (a)	8,047	9,416
SteelCloud, Inc., (a)	4,772	11,071
Storage Technology Corp. (a)	57,361	2,119,489
Stratasys, Inc. (a)	3,681	104,283
Synaptics, Inc. (a)	12,462	205,623
Tidel Technologies, Inc. (a)	977	313
Transact Technologies, Inc. (a)(d)	2,830	20,206
UNOVA, Inc. (a)	23,727	688,320
ViewCast.com, Inc. (a)	10,386	3,220
VPGI Corp. (a)	1,500	135
Western Digital Corp. (a)(d)	105,074	1,455,275
Zoom Technologies, Inc. (a)	5,240	11,528
		23,814,127
Electronic Equipment & Instruments – 1.8%
Advanced Photonix, Inc. Class A (a)(d)	11,134	34,181
Aeroflex, Inc. (a)	38,419	356,913
Aetrium, Inc. (a)	100	305
Agilysys, Inc.	13,133	235,737
Allied Motion Technologies, Inc. (a)	3,555	14,682
American Technical Ceramics Corp. (a)	2,713	29,029
American Technology Corp. (a)(d)	2,713	17,580
Amphenol Corp. Class A	45,349	1,923,251
Anixter International, Inc. (a)	15,756	601,564
APA Enterprises, Inc. (a)	3,836	4,680
Applied Films Corp. (a)	4,696	106,270
Arrow Electronics, Inc. (a)	58,478	1,743,814
Avnet, Inc. (a)	62,773	1,572,464
AVX Corp.	24,168	321,193
Axcess, Inc. (a)	6,529	9,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
BEI Technologies, Inc.	10,618	$370,462
Bell Industries, Inc. (a)	7,298	15,034
Bell Microproducts, Inc. (a)	21,017	212,902
Benchmark Electronics, Inc. (a)	20,281	590,380
Brightpoint, Inc. (a)	15,321	439,100
CalAmp Corp. (a)	5,601	46,432
Cash Technologies, Inc. (a)	2,900	2,610
CDW Corp.	35,052	2,070,872
Checkpoint Systems, Inc. (a)	23,666	517,102
Chyron Corp. (a)(d)	7,000	3,080
Cogent, Inc.	14,958	402,071
Cognex Corp.	20,814	619,217
Coherent, Inc. (a)	18,552	589,768
Conolog Corp. (a)	170	303
CTS Corp.	29,802	370,737
CyberOptics Corp. (a)	1,204	16,567
Daktronics, Inc.	7,071	154,643
DDi Corp. (a)(d)	12,004	11,044
Digital Angel Corp. (a)(d)	7,990	26,447
Dolby Laboratories, Inc. Class A	15,240	243,840
DTS, Inc. (a)	10,547	193,327
Echelon Corp. (a)(d)	15,261	129,413
Electro Scientific Industries, Inc. (a)	15,506	343,923
eMagin Corp. (a)(d)	28,133	19,412
En Pointe Technologies, Inc. (a)	2,994	7,874
Excel Technology, Inc. (a)	4,513	112,329
Fargo Electronics, Inc. (a)	4,491	81,736
FARO Technologies, Inc. (a)	4,015	82,950
FLIR Systems, Inc. (a)	35,020	1,130,796
Frequency Electronics, Inc.	1,170	13,958
Gerber Scientific, Inc. (a)	5,960	41,124
Giga Tronics, Inc. (a)	4,585	20,633
Global Imaging Systems, Inc. (a)	10,618	350,925
GTSI Corp. (a)	3,743	25,902
I. D. Systems Inc. (a)	2,045	35,706
Identix, Inc. (a)	53,889	265,673
Ingram Micro, Inc. Class A (a)	65,415	1,145,417
InPlay Technologies, Inc. (a)	4,023	6,276
Intelli Check, Inc. (a)(d)	1,429	5,959
Interlink Electronics, Inc. (a)	2,903	22,266
International DisplayWorks, Inc. (a)(d) .	11,072	73,075
Iteris, Inc. (a)	4,304	13,988
Itron, Inc. (a)	11,304	523,036
Jaco Electronics, Inc. (a)	3,836	15,114
Keithley Instruments, Inc.	4,405	63,652
KEMET Corp. (a)	50,913	413,414
Landauer, Inc.	6,794	349,891
LeCroy Corp. (a)	3,181	47,111
Lexar Media, Inc. (a)(d)	40,833	255,615
LightPath Technologies, Inc. Class A (a)(d)	1,150	2,944
Littelfuse, Inc. (a)	11,004	306,131

	Shares	Value (Note 1)
LoJack Corp. (a)	6,991	$147,440
Lowrance Electronics, Inc.	5,300	121,900
M Flex Electronix, Inc. (a)	6,965	177,956
Maxwell Technologies, Inc. (a)(d)	3,836	53,627
MDI, Inc. (a)(d)	7,859	10,688
Measurement Specialties, Inc. (a)	7,492	169,094
Mechanical Technology, Inc. (a)(d)	9,637	32,862
Merix Corp. (a)(d)	4,257	26,138
Mesa Laboratories, Inc.	4,207	51,746
Methode Electronics, Inc. Class A	13,856	170,706
Metrologic Instruments, Inc. (a)	6,046	101,271
Micronetics, Inc. (a)	3,743	35,708
MSGI Security Solutions, Inc. (a)	58	281
MTS Systems Corp.	12,034	496,041
National Instruments Corp.	34,153	969,604
Newport Corp. (a)	24,770	330,432
NU Horizons Electronics Corp. (a)	3,462	21,118
OSI Systems, Inc. (a)	6,635	110,605
OYO Geospace Corp. (a)	1,267	24,707
Park Electrochemical Corp.	6,884	166,249
Parlex Corp. (a)	2,058	13,686
Paxar Corp. (a)	15,371	289,129
PC Connection, Inc. (a)	6,035	33,555
Pemstar, Inc. (a)(d)	10,011	10,612
Perceptron, Inc. (a)	2,600	16,198
PFSweb, Inc. (a)(d)	9,080	15,890
Photon Dynamics, Inc. (a)	10,818	210,951
Planar Systems, Inc. (a)(d)	3,555	27,267
Plexus Corp. (a)	24,216	413,609
RadiSys Corp. (a)	13,283	247,994
Research Frontiers, Inc. (a)(d)	3,836	11,009
RF Industries Ltd. (a)	2,339	13,215
RF Monolithics, Inc. (a)	3,462	21,949
Richardson Electronics Ltd.	4,959	38,680
Rofin Sinar Technologies, Inc. (a)	6,310	228,107
Rogers Corp. (a)	8,834	345,144
Satcon Technology Corp. (a)(d)	5,988	11,976
ScanSource, Inc. (a)	6,683	298,463
Sigmatron International, Inc. (a)	762	7,772
Sirenza Microdevices, Inc. (a)	8,140	26,862
Somera Communications, Inc. (a)	13,567	12,753
Spatializer Audio Labs, Inc. (a)	12,700	737
Spectrum Control, Inc. (a)	4,200	29,820
Staktek Holdings, Inc. (a)	7,258	24,024
StockerYale, Inc. (a)(d)	2,400	2,112
Suntron Corp. (a)	13,394	18,216
Superconductor Technologies, Inc. (a)(d)	18,291	12,442
SYNNEX Corp. (a)	5,731	95,077
Taser International, Inc. (a)(d)	33,192	287,111
Tech Data Corp. (a)	30,468	1,115,433
Technitrol, Inc.	22,567	331,058
Trimble Navigation Ltd. (a)	29,739	1,086,068
TTM Technologies, Inc. (a)	13,662	105,744
Universal Display Corp. (a)(d)	12,461	163,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Viisage Technology, Inc. (a)(d)	9,731	$42,038
Vishay Intertechnology, Inc. (a)	135,455	1,747,370
Woodhead Industries, Inc.	3,396	45,065
X Rite, Inc.	20,571	258,989
Zomax, Inc. (a)	12,351	40,758
Zones, Inc. (a)	3,275	12,380
Zygo Corp. (a)	5,333	65,863
		30,769,659
Internet Software & Services 2.6%
24/7 Real Media, Inc. (a)	16,663	91,647
Akamai Technologies, Inc. (a)	57,202	791,676
Apropos Technology, Inc. (a)	3,518	9,147
aQuantive, Inc. (a)(d)	35,806	646,656
Ariba, Inc. (a)(d)	30,899	183,540
Art Technology Group, Inc. (a)	31,355	31,669
Autobytel, Inc. (a)	12,311	61,555
Bankrate, Inc. (a)	3,181	75,517
Blue Coat Systems, Inc. (a)	6,464	254,940
BroadVision, Inc. (a)(d)	7,431	6,242
Calico Commerce, Inc. (a)	2,388	0
Centra Software, Inc. (a)	7,775	15,161
Chordiant Software, Inc. (a)	17,313	42,590
Click Commerce, Inc. (a)(d)	5,741	102,821
CMGI, Inc. (a)	277,855	469,575
CNET Networks, Inc. (a)(d)	67,655	905,224
Communication Intelligence Corp. (a)	7,900	4,503
Corillian Corp. (a)	13,729	44,619
Critical Path, Inc. (a)(d)	3,807	2,113
CyberSource Corp. (a)	17,560	120,110
deltathree, Inc. (a)	4,398	11,611
Digital Insight Corp. (a)	18,919	511,570
Digital River, Inc. (a)(d)	15,305	581,284
Digitas, Inc. (a)	39,263	460,162
DSL.net, Inc. (a)	12,818	897
Dynabazaar, Inc. (a)	5,600	2,100
EarthLink, Inc. (a)	71,682	699,616
EasyLink Services Corp. Class A (a)	9,785	6,752
eCollege.com (a)	6,096	76,505
EDGAR Online, Inc. (a)(d)	3,836	9,015
eGain Communications Corp. (a)	1,156	925
Elcom International, Inc. (a)(d)	6,500	520
Entrust, Inc. (a)	55,731	332,714
Equinix, Inc. (a)	8,995	350,535
Firstwave Technologies, Inc. (a)	1,123	2,033
GlobeTel Communications Corp. (a)(d) .	41,174	68,349
Globix Corp. (a)	62,474	153,061
GlowPoint, Inc. (a)(d)	7,746	7,901
Google, Inc. Class A (sub. vtg.)	90,542	25,895,012
GoRemote Internet Communications,
Inc. (a)	9,774	16,127
Greenfield Online, Inc. (a)(d)	7,300	67,963

		Shares	Value (Note 1)
High Speed Access Corp. (a)		17,600	$0
Homestore, Inc. (a)		110,620	420,356
Housevalues, Inc. (d)		9,851	128,457
Hyperfeed Technologies, Inc. (a)(d)		702	1,229
I Many, Inc. (a)		9,263	14,358
iBasis, Inc. (a)		9,824	25,248
iMergent, Inc. (a)(d)		3,575	28,600
InfoSpace, Inc. (a)		13,841	345,471
Innodata Isogen, Inc. (a)		7,485	20,210
InsWeb Corp. (a)		283	991
Interland, Inc. (a)		4,656	11,873
Internap Network Services Corp. (a)		72,216	33,942
Internet America, Inc. (a)		6,082	3,832
Internet Capital Group, Inc. (a)		15,063	121,408
Internet Commerce Corp. Class A (a)(d)		3,400	7,548
Interwoven, Inc. (a)		29,600	236,800
Intraware, Inc. (a)		18,917	5,297
iPass, Inc. (a)		28,602	159,599
IPIX Corp. (a)(d)		5,133	20,173
iVillage, Inc. (a)		27,650	177,513
j2 Global Communications, Inc. (a)(d)	.	10,397	390,199
Jupiter Media Metrix, Inc. (a)		14,700	0
Jupitermedia Corp. (a)		11,806	197,160
Kana Software, Inc. (a)		4,505	7,073
Keynote Systems, Inc. (a)		6,393	83,876
Kintera, Inc. (a)(d)		6,752	19,986
LivePerson, Inc. (a)		14,420	46,865
LookSmart Ltd. (a)		25,824	18,077
Loudeye Corp. (a)(d)		122,650	130,009
LQ Corp., Inc. (a)		1,092	2,053
Marchex, Inc. Class B (a)(d)		16,526	242,602
MatrixOne, Inc. (a)		16,348	74,710
MIVA, Inc. (a)(d)		10,274	56,507
NaviSite, Inc. (a)		8,077	12,842
Neoforma, Inc. (a)(d)		4,996	37,570
Neomedia Technologies, Inc. (a)		5,500	1,980
Net2Phone, Inc. (a)		18,989	33,231
NetRatings, Inc. (a)		5,877	76,989
NIC, Inc. (a)		14,170	73,684
On2.Com, Inc. (a)		12,070	6,759
Online Resources & Comms Corp. (a)	.	15,282	146,554
Onstream Media Corp. (a)(d)		1,100	1,089
Onvia.com, Inc. (a)(d)		1,133	6,005
Openwave Systems, Inc. (a)(d)		34,863	599,992
Optio Software, Inc. (a)		3,200	3,232
Perficient, Inc. (a)(d)		13,219	92,401
PlanetOut, Inc.		12,610	104,411
Plumtree Software, Inc. (a)		6,082	33,208
Prescient Applied Intel, Inc. (a)		150	54
Private Business, Inc. (a)		2,038	3,240
Raindance Communications, Inc. (a)		10,947	25,288
RealNetworks, Inc. (a)		58,843	317,164
Register.com, Inc. (a)		14,915	113,652
S1 Corp. (a)		35,549	151,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Saba Software, Inc. (a)(d)	1,965	$8,371
Salon Media Group, Inc. (a)	4,600	649
SAVVIS Communications Corp. (a)	129,530	125,644
Selectica, Inc. (a)	7,017	22,314
SmartServ Online, Inc. (a)(d)	283	142
SonicWALL, Inc. (a)	25,492	152,187
Stellent, Inc. (a)	7,152	57,717
Supportsoft, Inc. (a)	17,744	85,881
Synergy Brands, Inc. (a)	515	1,015
Terremark Worldwide, Inc. (a)	17,735	88,498
The Knot, Inc. (a)(d)	4,092	41,738
The Sedona Corp. (a)	8,300	1,577
TheStreet.com, Inc. (a)	5,520	23,736
Track Data Corp. (a)(d)	2,002	5,526
Travelzoo, Inc. (a)(d)	1,369	31,665
Tucows, Inc. (a)	6,900	6,831
Tumbleweed Communications Corp. (a)	13,941	46,005
United Online, Inc.	38,002	495,166
US Dataworks, Inc. (a)	4,512	2,933
ValueClick, Inc. (a)	40,387	583,188
VCampus Corp. (a)(d)	380	395
VeriSign, Inc. (a)	130,962	2,854,972
Via Net.Works, Inc. (a)	20,595	1,627
Vignette Corp. (a)	11,566	175,688
Vitria Technology, Inc. (a)	7,321	25,038
Webb Interactive Services, Inc. (a)(d)	4,865	1,022
WebEx Communications, Inc. (a)	17,515	451,537
webMethods, Inc. (a)	32,537	221,577
Websense, Inc. (a)	11,130	555,276
WebSideStory, Inc.	7,965	132,538
WorldGate Communications, Inc. (a)(d)	10,573	34,785
Zix Corp. (a)(d)	12,791	30,826
		44,252,471
IT Services 1.7%
Acxiom Corp.	42,537	843,083
Affinity Technology Group, Inc. (a)	12,100	968
Alliance Data Systems Corp. (a)	22,919	964,202
Analysts International Corp. (a)(d)	9,684	35,443
Answerthink, Inc. (a)	11,611	47,373
Anteon International Corp. (a)	17,968	825,630
Applied Digital Solutions, Inc. (a)(d)	41,642	128,257
BearingPoint, Inc. (a)(d)	97,455	797,182
BrightStar Information Technology
Group, Inc. (a)	4,500	41
CACI International, Inc. Class A (a)	14,666	918,678
Carreker Corp. (a)	6,269	39,934
Ceridian Corp. (a)	74,943	1,521,343
Certegy, Inc.	33,887	1,165,035
CheckFree Corp. (a)	35,034	1,288,901
Ciber, Inc. (a)	29,128	228,364

	Shares	Value (Note 1)
Cognizant Technology Solutions Corp.
Class A (a)	71,046	$3,234,724
Competitive Technologies, Inc. (a)	3,836	18,605
Computer Horizons Corp. (a)(d)	7,299	26,860
Computer Task Group, Inc. (a)	11,529	44,848
Covansys Corp. (a)	8,731	139,696
CSG Systems International, Inc. (a)	30,734	626,666
CSP, Inc. (a)	3,555	25,312
Direct Insite Corp. (a)	53	38
DST Systems, Inc. (a)(d)	33,500	1,798,950
DynTek, Inc. Class A (a)(d)	8,047	2,012
Edgewater Technology, Inc. (a)	4,972	27,097
eFunds Corp. (a)	23,289	454,136
Electronic Clearing House, Inc. (a)	3,439	29,472
eLoyalty Corp. (a)	4,341	27,739
Enherent Corp. (a)	8,200	697
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	18,027	505,117
Forrester Research, Inc. (a)	8,617	180,009
Gartner, Inc. Class A (a)(d)	31,334	352,194
Gevity HR, Inc.	14,736	328,613
Global Payments, Inc.	19,514	1,283,631
Hewitt Associates, Inc. Class A (a)	22,636	656,444
iGate Corp. (a)	13,687	51,600
Indus International, Inc. (a)	18,393	44,143
Infocrossing, Inc. (a)(d)	13,968	123,756
Inforte Corp.	1,679	6,968
infoUSA, Inc.	16,450	176,838
Integral Systems, Inc.	2,620	60,129
Intrado, Inc. (a)	4,678	70,170
iPayment, Inc. (a)	6,228	241,958
Iron Mountain, Inc. (a)(d)	57,393	1,979,485
Kanbay International, Inc. (a)	10,793	240,576
Keane, Inc. (a)	32,173	369,990
Lightbridge, Inc. (a)	5,332	40,257
Lionbridge Technologies, Inc. (a)	30,073	202,091
ManTech International Corp. Class A (a) .	9,479	293,944
Maximus, Inc.	10,408	391,965
MoneyGram International, Inc.	45,485	944,269
MPS Group, Inc. (a)	66,751	738,266
MTM Technologies, Inc. (a)	1,200	4,176
New Century Equity Holdings Corp. (a)	5,500	1,045
Pegasus Solutions, Inc. (a)	20,422	200,136
Perot Systems Corp. Class A (a)	37,410	538,704
Rainmaker Systems, Inc. (a)(d)	32,402	17,497
RightNow Technologies, Inc.	276	3,182
Safeguard Scientifics, Inc. (a)	34,401	55,730
Sapient Corp. (a)	43,233	310,845
SI International, Inc. (a)	5,805	182,161
SM&A (a)	4,117	36,559
SRA International, Inc. Class A (a)	15,832	531,480
StarTek, Inc.	4,563	61,190
Storage Engine, Inc. (a)	500	3
Sykes Enterprises, Inc. (a)	10,853	115,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Syntel, Inc.	3,572	$66,975
TALX Corp.	13,564	483,692
Technology Solutions Co. (a)	9,594	3,262
TechTeam Global, Inc. (a)	6,114	75,324
The BISYS Group, Inc. (a)	69,236	1,033,693
The Management Network Group,
Inc. (a)	14,649	32,814
theglobe.com, Inc. (a)	7,111	996
Tier Technologies, Inc. Class B (a)	4,678	40,699
TNS, Inc. (a)	7,353	166,031
Total System Services, Inc.	17,827	418,043
TSR, Inc.	4,079	22,108
Tyler Technologies, Inc. (a)	11,474	93,169
VeriFone Holdings, Inc.	17,568	385,618
WidePoint Corp. (a)	5,600	4,704
Wright Express Corp.	21,656	476,432
Zanett, Inc. (a)(d)	5,579	20,196
		29,925,747
Office Electronics – 0.1%
Zebra Technologies Corp. Class A (a)	37,482	1,400,328
Semiconductors & Semiconductor Equipment – 2.3%
8X8, Inc. (a)(d)	9,978	18,958
Actel Corp. (a)	16,843	231,760
ADE Corp. (a)	4,152	90,597
Advanced Energy Industries, Inc. (a)	9,888	117,865
Advanced Power Technology, Inc. (a)	3,930	28,925
Agere Systems, Inc. (a)	96,596	1,093,467
Alliance Semiconductor Corp. (a)	9,169	24,573
AMIS Holdings, Inc. (a)	22,175	265,435
Amkor Technology, Inc. (a)(d)	59,715	304,547
Amtech Systems, Inc. (a)	4,491	23,218
ANADIGICS, Inc. (a)(d)	7,298	19,048
Asyst Technologies, Inc. (a)	15,207	73,146
Atheros Communications, Inc. (a)	22,822	237,349
Atmel Corp. (a)	252,756	520,677
ATMI, Inc. (a)	21,435	660,841
August Technology Corp. (a)	4,304	51,734
Axcelis Technologies, Inc. (a)	46,909	276,763
AXT, Inc. (a)	6,269	7,962
Brooks Automation, Inc. (a)	25,190	357,698
Cabot Microelectronics Corp. (a)(d)	11,422	340,490
California Micro Devices Corp. (a)	4,585	32,966
Catalyst Semiconductor, Inc. (a)	7,298	35,249
Ceva, Inc. (a)	6,171	32,089
Cirrus Logic, Inc. (a)	33,229	262,509
Cohu, Inc.	8,486	207,228
Conexant Systems, Inc. (a)	295,307	507,928
Credence Systems Corp. (a)(d)	43,614	386,856
Cree, Inc. (a)(d)	38,302	982,063
Cymer, Inc. (a)	17,314	580,019
Cypress Semiconductor Corp. (a)	62,215	972,420

		Shares	Value (Note 1)
Diodes, Inc. (a)		3,747	$135,829
DSP Group, Inc. (a)		12,500	318,375
Electroglas, Inc. (a)(d)		6,456	24,404
EMCORE Corp. (a)		9,356	48,183
Entegris, Inc. (a)		56,972	596,497
ESS Technology, Inc. (a)		12,644	48,300
Exar Corp. (a)		26,161	408,373
Fairchild Semiconductor International,
Inc. (a)		71,940	1,212,189
FEI Co. (a)		17,910	374,856
FormFactor, Inc. (a)		19,439	528,158
FSI International, Inc. (a)		7,956	31,824
Genesis Microchip, Inc. (a)		18,331	481,922
Helix Technology Corp.		22,404	350,847
Hi/fn, Inc. (a)		3,346	23,087
Ibis Technology Corp. (a)(d)		5,001	9,202
Integrated Circuit Systems, Inc. (a)		41,326	870,326
Integrated Device Technology, Inc. (a)		63,693	681,515
Integrated Silicon Solution, Inc. (a)		13,777	122,064
International Rectifier Corp. (a)		33,521	1,612,360
Intersil Corp. Class A		78,973	1,658,433
Intevac, Inc. (a)		4,350	56,855
IXYS Corp. (a)		8,168	84,702
JMAR Technologies, Inc. (a)(d)		5,707	8,218
Kopin Corp. (a)		28,979	187,494
Kulicke & Soffa Industries, Inc. (a)		33,480	279,893
Lam Research Corp. (a)		73,767	2,338,414
Lattice Semiconductor Corp. (a)		62,973	279,600
Leadis Technology, Inc. (a)		8,107	58,046
Logic Devices, Inc. (a)		8,982	11,497
LogicVision, Inc. (a)		5,047	12,769
LTX Corp. (a)(d)		39,917	170,046
Mattson Technology, Inc. (a)		19,712	187,264
MEMC Electronic Materials, Inc. (a)		75,573	1,274,161
Micrel, Inc. (a)		31,567	397,744
Micro Component Technology, Inc. (a)	.	6,643	1,063
Micro Linear Corp. (a)		7,672	36,672
Microchip Technology, Inc.		112,661	3,506,010
Microsemi Corp. (a)		28,939	697,141
Mindspeed Technologies, Inc. (a)(d)		34,630	62,334
MIPS Technologies, Inc. (a)		19,049	119,437
MKS Instruments, Inc. (a)		17,323	307,656
Monolithic Power Systems, Inc.		10,222	82,287
Monolithic System Technology, Inc. (a)	.	8,011	39,654
Nanometrics, Inc. (a)(d)		3,555	42,411
NeoMagic Corp. (a)(d)		2,507	5,791
Netlogic Microsystems, Inc. (a)		8,669	179,188
NVE Corp. (a)(d)		1,357	19,582
Omnivision Technologies, Inc. (a)(d)		27,745	406,742
ON Semiconductor Corp. (a)		48,498	278,864
PDF Solutions, Inc. (a)		5,506	86,389
Pericom Semiconductor Corp. (a)		12,297	108,337
Photronics, Inc. (a)		18,121	376,373
Pixelworks, Inc. (a)		25,246	186,063

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	78

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
PLX Technology, Inc. (a)	7,859	$74,346
PortalPlayer, Inc. (d)	4,893	129,811
Power Integrations, Inc. (a)	18,379	406,543
QuickLogic Corp. (a)	5,545	19,740
Rambus, Inc. (a)	59,162	621,201
Ramtron International Corp. (a)	4,828	14,146
RF Micro Devices, Inc. (a)	114,346	748,966
Rudolph Technologies, Inc. (a)	5,062	74,260
Semitool, Inc. (a)	27,663	223,240
Semtech Corp. (a)	42,213	690,183
Sigma Designs, Inc. (a)(d)	21,853	215,034
SigmaTel, Inc. (a)	11,892	230,110
Silicon Image, Inc. (a)	37,516	387,540
Silicon Laboratories, Inc. (a)(d)	23,103	716,886
Silicon Storage Technology, Inc. (a)	69,338	336,983
Skyworks Solutions, Inc. (a)	73,274	552,486
SRS Labs, Inc. (a)	2,620	15,406
Standard Microsystems Corp. (a)	13,643	355,400
Supertex, Inc. (a)	3,555	103,095
Tegal Corp. (a)(d)	10,666	7,466
Tessera Technologies, Inc. (a)	21,520	714,034
Therma Wave, Inc. (a)	6,802	11,972
Transmeta Corp. (a)(d)	70,922	127,660
Transwitch Corp. (a)(d)	22,128	36,954
Trident Microsystems, Inc. (a)	11,447	402,019
Tripath Technology, Inc. (a)(d)	12,885	9,148
TriQuint Semiconductor, Inc. (a)	87,741	338,680
Ultratech, Inc. (a)	14,773	225,731
Varian Semiconductor Equipment
Associates, Inc. (a)	21,080	955,135
Veeco Instruments, Inc. (a)(d)	16,440	302,003
Virage Logic Corp. (a)	6,362	48,987
Vitesse Semiconductor Corp. (a)	121,183	265,391
Volterra Semiconductor Corp. (a)(d)	14,179	169,581
White Electronic Designs Corp. (a)	5,571	28,969
Zilog, Inc. (a)	8,368	21,673
Zoran Corp. (a)	17,814	280,749
		40,031,349
Software 2.6%
Activision, Inc. (a)	104,684	2,339,687
Actuate Corp. (a)	13,006	30,564
Adept Technology, Inc. (a)	1,291	10,715
Advent Software, Inc. (a)	17,829	491,367
Agile Software Corp. (a)	31,777	210,999
Altiris, Inc. (a)(d)	10,171	132,732
American Software, Inc. Class A	5,825	33,203
Analytical Surveys, Inc. (a)	240	353
Ansoft Corp. (a)	4,117	108,236
Ansys, Inc. (a)	14,927	563,494
Applix, Inc. (a)	3,275	21,910
ARI Network Services, Inc. (a)	2,620	6,419

	Shares	Value (Note 1)
Artisoft, Inc. (a)(d)	1,066	$1,279
Aspect Communications Corp. (a)	16,847	193,741
Aspen Technology, Inc. (a)(d)	17,144	86,063
Atari, Inc. (a)	40,661	51,639
Authentidate Holding Corp. (a)	8,307	25,752
Avatech Solutions, Inc. (a)	735	463
AXS One, Inc. (a)	5,614	8,702
BEA Systems, Inc. (a)	196,122	1,729,796
BindView Development Corp. (a)	17,684	57,827
Bitstream, Inc. Class A (a)	3,682	11,435
Blackbaud, Inc.	10,813	141,758
Blackboard, Inc. (a)	13,362	322,826
Borland Software Corp. (a)	51,221	312,960
Bottomline Technologies, Inc. (a)	7,799	119,949
BSQUARE Corp. (a)	11,321	5,887
Cadence Design Systems, Inc. (a)	153,629	2,459,600
CAM Commerce Solutions, Inc.	1,965	33,012
Captaris, Inc. (a)	10,666	39,784
Captiva Software Corp. (a)	2,433	46,178
Catapult Communications Corp. (a)	3,462	55,115
CCC Information Services Group,
Inc. (a)	5,308	135,991
Concur Technologies, Inc. (a)	19,834	235,033
Convera Corp. Class A (a)(d)	8,548	85,822
DATATRAK International, Inc. (a)(d)	6,443	92,264
Datawatch Corp. (a)	3,120	11,700
Digimarc Corp. (a)	4,491	29,730
DocuCorp International, Inc. (a)	5,314	35,976
Dynamics Research Corp. (a)	2,901	44,675
E.piphany, Inc. (a)	57,693	241,157
ebix.com, Inc. (a)	421	7,157
Embarcadero Technologies, Inc. (a)	7,901	46,853
eMerge Interactive, Inc. Class A (a)(d) .	4,201	2,269
Epicor Software Corp. (a)	16,904	225,499
EPIQ Systems, Inc. (a)	7,558	138,765
ePlus, Inc. (a)	3,612	46,956
Evans & Sutherland Computer Corp. (a)	4,929	25,483
Evolving Systems, Inc. (a)	3,885	7,304
Extended Systems, Inc. (a)	5,520	24,288
FactSet Research Systems, Inc.	18,896	661,360
Fair, Isaac & Co., Inc.	34,765	1,420,846
FalconStor Software, Inc. (a)(d)	11,290	70,675
FileNET Corp. (a)	21,372	567,854
Forgent Networks, Inc. (a)	9,544	14,030
Gensym Corp. (a)	4,023	12,672
GraphOn Corp. (a)	7,300	2,555
Guardian Technologies International (a)(d)	560	2,638
Hyperion Solutions Corp. (a)	20,202	876,161
Informatica Corp. (a)	45,276	517,052
Intellisync Corp. (a)(d)	36,225	147,074
Interactive Intelligence, Inc. (a)	2,713	16,305
Internet Security Systems, Inc. (a)	21,102	479,437
InterVideo, Inc. (a)	4,632	46,366
Intervoice, Inc. (a)	14,415	135,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Intrusion, Inc. (a)(d)	1,567	$4,623
Island Pacific, Inc. (a)(d)	6,262	751
Jack Henry & Associates, Inc.	46,590	912,232
JAMDAT Mobile, Inc. (d)	9,327	221,889
JDA Software Group, Inc. (a)	18,714	264,803
Kronos, Inc. (a)	17,060	739,210
Lawson Software, Inc. (a)(d)	37,697	244,277
Level 8 Systems, Inc. (a)(d)	8,282	182
Logility, Inc. (a)	7,206	45,038
Macromedia, Inc. (a)	37,291	1,377,902
Macrovision Corp. (a)	29,462	545,047
Magma Design Automation, Inc. (a)(d) .	23,182	205,161
Majesco Entertainment Co. (a)(d)	18,551	48,604
Manhattan Associates, Inc. (a)	12,190	257,697
Manugistics Group, Inc. (a)	22,995	43,691
MapInfo Corp. (a)	18,383	208,096
McAfee, Inc. (a)	84,310	2,584,102
Mentor Graphics Corp. (a)	37,683	321,436
MetaSolv, Inc. (a)	10,105	30,315
Micromuse, Inc. (a)	56,069	373,980
MICROS Systems, Inc. (a)	19,246	858,179
MicroStrategy, Inc. Class A (a)	6,010	462,770
Midway Games, Inc. (a)(d)	19,693	295,592
Mobius Management Systems, Inc. (a) .	6,867	37,837
Moldflow Corp. (a)	3,930	61,072
Motive, Inc. (a)	11,600	74,472
MRO Software, Inc. (a)	9,923	167,401
Napster, Inc. (a)(d)	25,066	101,768
NAVTEQ Corp.	46,329	2,156,152
NEON Systems, Inc. (a)	1,123	3,257
Netguru, Inc. (a)	1,800	1,728
NetIQ Corp. (a)	24,285	284,863
NetManage, Inc. (a)	1,259	6,572
NetScout Systems, Inc. (a)	9,644	49,859
Netsmart Technologies, Inc. (a)(d)	3,644	39,902
NetSol Technologies, Inc. (a)	880	1,540
Nuance Communications, Inc. (a)	8,715	48,455
NYFIX, Inc. (a)(d)	11,873	77,056
Omtool Ltd. (a)(d)	200	1,798
ONYX Software Corp. (a)	982	3,830
Open Solutions, Inc. (a)	7,145	161,334
OpenTV Corp. Class A (a)	89,696	261,912
Opnet Technologies, Inc. (a)	6,308	48,698
Opsware, Inc. (a)	55,228	255,153
PalmSource, Inc. (a)(d)	2,695	26,734
PASW, Inc. (a)	3,300	366
Peerless Systems Corp. (a)	6,456	34,992
Pegasystems, Inc. (a)	8,702	53,691
Pervasive Software, Inc. (a)	3,743	17,031
Phase Forward, Inc. (a)	28,361	220,365
Phoenix Technologies Ltd. (a)	6,540	48,854
	Shares	Value (Note 1)
Plato Learning, Inc. (a)	5,621	$39,909
Progress Software Corp. (a)	18,406	564,328
QAD, Inc.	13,833	114,122
Quality Systems, Inc.	5,738	372,970
Quest Software, Inc. (a)	25,575	346,797
Quovadx, Inc. (a)	11,829	33,594
Radiant Systems, Inc. (a)	6,737	79,564
Red Hat, Inc. (a)(d)	89,797	1,276,015
Renaissance Learning, Inc.	1,747	29,332
Reynolds & Reynolds Co. Class A	36,047	1,028,781
RSA Security, Inc. (a)	50,137	658,800
SAFLINK Corp. (a)(d)	59,330	61,110
Salesforce.com, Inc. (a)	32,189	621,891
ScanSoft, Inc. (a)(d)	35,410	174,571
Scientific Learning Corp. (a)	3,264	17,038
SCO Group, Inc. (a)(d)	3,511	16,326
Secure Computing Corp. (a)	20,864	240,562
Segue Software, Inc. (a)	2,713	17,228
SERENA Software, Inc. (a)	17,016	321,262
Smith Micro Software, Inc. (a)(d)	6,638	30,535
Sonic Foundry, Inc. (a)(d)	10,711	12,382
Sonic Solutions, Inc. (a)(d)	12,392	244,866
SPSS, Inc. (a)	15,151	330,292
SS&C Technologies, Inc.	9,106	332,278
SSA Global Technologies, Inc.	635	9,900
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)(d)	15,011	61,245
Sybase, Inc. (a)	45,406	1,013,916
Synopsys, Inc. (a)	77,379	1,470,201
Synplicity, Inc. (a)	6,924	55,046
Take Two Interactive Software,
Inc. (a)(d)	37,219	885,812
TeleCommunication Systems, Inc.
Class A (a)(d)	3,743	9,620
TenFold Corp. (a)	6,737	2,695
THQ, Inc. (a)	21,975	738,580
TIBCO Software, Inc. (a)	97,746	746,779
Transaction Systems Architects, Inc.
Class A (a)	19,517	522,665
Ulticom, Inc. (a)	5,893	62,702
Ultimate Software Group, Inc. (a)(d)	11,363	207,375
VA Software Corp. (a)(d)	13,984	22,235
Vasco Data Security International,
Inc. (a)(d)	13,265	139,283
Verint Systems, Inc. (a)	6,268	239,062
Verity, Inc. (a)	22,745	227,905
Versant Corp. (a)	308	1,250
VerticalNet, Inc. (a)(d)	4,472	2,773
Viewpoint Corp. (a)	6,830	10,040
Visual Networks, Inc. (a)	9,356	12,631
Voxware, Inc. (a)	6,500	358
WatchGuard Technologies, Inc. (a)	7,672	33,757
Wave Systems Corp. Class A (a)(d)	14,715	15,009

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	80

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Wind River Systems, Inc. (a)	43,049	$565,664
Witness Systems, Inc. (a)	12,684	229,580
		44,603,366

TOTAL INFORMATION TECHNOLOGY		242,871,023

MATERIALS 3.6%
Chemicals 1.5%
A. Schulman, Inc.	18,560	337,978
Airgas, Inc.	33,657	946,771
Albemarle Corp.	19,042	691,415
Altair Nanotechnologies, Inc. (a)	15,064	43,686
American Pacific Corp. (a)	6,762	42,398
American Vanguard Corp. (d)	7,670	153,400
Arch Chemicals, Inc.	14,064	348,225
Balchem Corp.	6,664	205,918
Cabot Corp.	32,162	1,061,346
Calgon Carbon Corp.	19,943	158,547
Celanese Corp. Class A	33,944	625,588
CF Industries Holdings, Inc.	22,000	369,380
Chemtura Corp.	122,080	2,094,893
Cytec Industries, Inc.	19,584	932,198
Eden Bioscience Corp. (a)	11,228	9,813
Ferro Corp.	26,096	495,302
FMC Corp. (a)	15,843	902,417
Georgia Gulf Corp.	18,325	511,268
H.B. Fuller Co.	18,199	597,109
Hawkins, Inc.	5,284	65,522
Huntsman Corp.	33,530	631,705
Kronos Worldwide, Inc.	4,133	125,933
Landec Corp. (a)	4,226	27,638
LESCO, Inc. (a)	4,008	59,118
LSB Industries, Inc. (a)	3,264	21,706
Lubrizol Corp.	34,974	1,446,175
Lyondell Chemical Co.	97,204	2,507,863
MacDermid, Inc.	13,898	411,381
Material Sciences Corp. (a)	5,053	76,856
Minerals Technologies, Inc.	11,385	693,916
Mosaic Co. (a)	64,547	1,042,434
Nalco Holding Co.	43,520	796,416
Nanophase Technologies Corp. (a)(d) .	5,146	31,751
NewMarket Corp. (a)	4,749	78,738
NL Industries, Inc.	2,181	30,905
Olin Corp.	36,013	672,723
OM Group, Inc. (a)	15,898	309,693
OMNOVA Solutions, Inc. (a)	18,956	89,093
Penford Corp.	1,403	20,344
Pioneer Companies, Inc. (a)	7,295	161,365
PolyOne Corp. (a)	46,301	314,384
Quaker Chemical Corp.	4,322	76,672
RPM International, Inc.	60,092	1,138,743

	Shares	Value (Note 1)
Sensient Technologies Corp.	26,401	$495,547
Spartech Corp.	16,265	311,475
Stepan Co.	3,010	78,561
Symyx Technologies, Inc. (a)	15,834	443,194
Terra Industries, Inc. (a)	57,036	416,363
The Scotts Co. Class A	11,255	922,685
Valhi, Inc.	8,061	141,390
Valspar Corp.	24,605	1,188,668
W.R. Grace & Co. (a)(d)	22,167	233,862
Wellman, Inc.	18,990	131,981
Westlake Chemical Corp.	6,116	168,190
Zoltek Companies, Inc. (a)(d)	2,526	24,629
		25,915,271
Construction Materials – 0.4%
Eagle Materials, Inc.	9,154	1,031,107
Florida Rock Industries, Inc.	28,491	1,612,591
Headwaters, Inc. (a)	21,425	824,863
Lafarge North America, Inc.	16,074	1,108,302
Martin Marietta Materials, Inc.	24,251	1,753,832
Texas Industries, Inc.	11,626	695,351
U.S. Concrete, Inc. (a)	11,868	87,586
		7,113,632
Containers & Packaging – 0.6%
AEP Industries, Inc. (a)	1,858	38,052
Aptargroup, Inc.	17,722	881,315
Caraustar Industries, Inc. (a)	11,241	130,508
Chesapeake Corp.	8,263	161,129
Constar International, Inc. (a)	2,862	7,441
Crown Holdings, Inc. (a)	83,762	1,414,740
Graphic Packaging Corp. (a)	49,076	161,460
Greif Brothers Corp. Class A	7,628	448,908
Longview Fibre Co.	27,165	548,733
MOD PAC Corp. (sub. vtg.) (a)	1,684	23,037
Myers Industries, Inc.	8,728	107,354
Owens Illinois, Inc. (a)	75,649	1,951,744
Packaging Corp. of America	34,733	728,004
Packaging Dynamics Corp.	5,375	71,971
Rock Tenn Co. Class A	12,646	192,725
Silgan Holdings, Inc.	5,378	323,863
Smurfit Stone Container Corp. (a)	146,337	1,615,560
Sonoco Products Co.	51,888	1,475,176
		10,281,720
Metals & Mining – 0.9%
A.M. Castle & Co. (a)	5,414	82,293
AK Steel Holding Corp. (a)	49,183	388,546
Aleris International, Inc. (a)	17,516	414,954
Amcol International Corp.	14,746	280,174
Brush Engineered Materials, Inc. (a)	8,109	130,231
Canyon Resources Corp. (a)	8,249	5,197
Carpenter Technology Corp.	11,217	624,787
Century Aluminum Co. (a)	11,816	285,947
Chaparral Steel Co. (a)	11,626	259,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
		Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Cleveland Cliffs, Inc. (d)		11,065	$786,500
Coeur d’Alene Mines Corp. (a)		117,743	429,762
Commercial Metals Co.		30,380	909,273
Compass Minerals International, Inc.		16,304	401,241
Gibraltar Industries, Inc.		16,064	344,091
Glamis Gold Ltd. (a)		69,846	1,325,665
Hecla Mining Co. (a)		71,181	253,404
Meridian Gold, Inc. (a)		51,484	961,977
NN, Inc.		5,189	63,461
Northwest Pipe Co. (a)		2,655	75,535
Olympic Steel, Inc. (a)(d)		5,717	94,902
Oregon Steel Mills, Inc. (a)		17,814	400,459
Quanex Corp.		12,724	782,653
Reliance Steel & Aluminum Co.		17,175	824,400
Roanoke Electric Steel Corp.		4,310	81,330
Rock of Ages Corp. Class A		600	3,312
Royal Gold, Inc. (d)		11,756	280,733
RTI International Metals, Inc. (a)		13,020	451,534
Ryerson Tull, Inc. (d)		9,376	192,583
Schnitzer Steel Industries, Inc. Class A	.	12,586	359,960
Southern Peru Copper Corp.		19,645	962,212
Steel Dynamics, Inc.		27,276	860,012
Steel Technologies, Inc.		9,322	218,228
Stillwater Mining Co. (a)		30,042	241,237
Titanium Metals Corp. (a)(d)		4,820	318,939
Universal Stainless & Alloy Products,
Inc. (a)		384	5,990
Wheeling Pittsburgh Corp. (a)(d)		3,638	60,500
Worthington Industries, Inc.		38,481	696,506
			14,858,020
Paper & Forest Products 0.2%
Bowater, Inc.		28,625	888,234
Buckeye Technologies, Inc. (a)		16,675	146,073
Deltic Timber Corp.		4,683	194,813
MAXXAM, Inc. (a)		2,331	74,592
Neenah Paper, Inc.		6,000	181,800
P.H. Glatfelter Co.		14,870	203,868
Pope & Talbot, Inc.		3,531	39,547
Potlatch Corp.		16,306	880,524
Schweitzer Mauduit International, Inc.	.	7,420	170,808
Wausau Mosinee Paper Corp.		26,262	312,518
			3,092,777

TOTAL MATERIALS			61,261,420

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services – 0.6%
Alaska Communication Systems Group,
Inc.		8,561	92,716
Allegiance Telecom, Inc. (a)		15,750	72
Arbinet thexchange, Inc.		8,129	52,351

		Shares	Value (Note 1)
Atlantic Tele Network, Inc.		2,585	$82,720
Broadwing Corp. (a)(d)		43,884	194,406
C2 Global Technologies, Inc. (a)(d)		275	83
Cincinnati Bell, Inc. (a)		127,576	552,404
Cogent Communications Group, Inc. (a)		87	398
Commonwealth Telephone Enterprises,
Inc.		10,444	420,267
Consolidated Communications
Holdings, Inc.		830	11,454
Covad Communications Group,
Inc. (a)(d)		173,698	210,175
CT Communications, Inc.		14,682	168,843
D&E Communications, Inc.		5,104	51,346
Dial Thru Intl Corp. (a)		4,800	672
eLEC Communications Corp. (a)		14,200	6,674
FairPoint Communications, Inc.		12,449	200,055
Fonix Corp. (a)		595	21
General Communications, Inc.
Class A (a)		18,974	204,540
Global Crossing Ltd. (a)(d)		6,900	119,163
HickoryTech Corp.		10,207	92,577
Hungarian Telephone & Cable Corp. (a)		3,053	45,826
IDT Corp. Class B (a)		38,521	509,633
Iowa Telecommunication Services, Inc.		13,847	257,693
Level 3 Communications, Inc. (a)(d)		364,914	718,881
Lynch Interactive Corp. (a)		597	15,044
MCI, Inc.		148,906	3,817,950
Moscow CableCom Corp. (a)		3,275	19,650
NeuStar, Inc. Class A		14,137	388,909
North Pittsburgh Systems, Inc.		5,561	112,054
Pac West Telecomm, Inc. (a)(d)		6,849	5,822
PanAmSat Holding Corp.		24,440	587,049
Premiere Global Services, Inc. (a)		39,920	364,070
Primus Telecommunications Group,
Inc. (a)		28,517	22,814
Shenandoah Telecommunications Co.	.	7,394	294,355
SureWest Communications		5,402	148,825
Talk America Holdings, Inc. (a)(d)		17,075	156,578
Time Warner Telecom, Inc. Class A (a)	.	41,308	318,072
Trinsic, Inc. (a)		2,451	686
U.S. LEC Corp. Class A (a)(d)		5,708	10,845
Valor Communications Group, Inc.		23,981	334,055
Warwick Valley Telephone Co.		842	18,524
WQN, Inc. (a)(d)		1,740	2,680
XETA Technologies, Inc. (a)		3,181	7,475
			10,618,427
Wireless Telecommunication Services – 1.0%
Alamosa Holdings, Inc. (a)		79,295	1,371,804
American Tower Corp. Class A (a)		200,005	4,768,119
At Road, Inc. (a)		15,022	57,835
Centennial Communications Corp.
Class A (a)		17,544	210,353
Crown Castle International Corp. (a)		116,046	2,873,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services – continued
Dobson Communications Corp.
Class A (a)	67,651	$514,824
First Ave Networks, Inc. (a)(d)	24,000	142,800
GoAmerica, Inc. (a)	118	598
InPhonic, Inc. (d)	15,876	243,538
LCC International, Inc. (a)(d)	9,142	20,661
Leap Wireless International, Inc. (a)	19,700	672,952
Metro One Telecommunications,
Inc. (a)(d)	6,550	4,461
Nextel Partners, Inc. Class A (a)	22,267	584,286
NII Holdings, Inc. (a)	30,732	2,342,393
Price Communications Corp. (a)	19,945	333,082
Rural Cellular Corp. Class A (a)	3,181	32,923
SBA Communications Corp. Class A (a)	42,677	642,289
SkyTerra Communications, Inc. (a)(d)	1,881	63,014
SunCom Wireless Holdings, Inc.
Class A (a)	20,145	66,479
Syniverse Holdings, Inc.	10,582	165,820
Telephone & Data Systems, Inc.	28,993	1,184,364
U.S. Cellular Corp. (a)(d)	7,631	418,789
Ubiquitel, Inc. (a)	47,417	411,105
Wireless Facilities, Inc. (a)	21,324	119,628
		17,245,416

TOTAL TELECOMMUNICATION SERVICES		27,863,843

UTILITIES 3.7%
Electric Utilities – 1.0%
Allete, Inc.	15,089	682,777
Capital Rock Energy Corp. (a)	485	8,366
Central Vermont Public Service Corp. .	4,526	86,447
Cleco Corp.	30,451	700,373
DPL, Inc.	62,719	1,692,786
Duquesne Light Holdings, Inc.	40,735	739,340
El Paso Electric Co. (a)	23,885	500,630
Empire District Electric Co.	13,229	314,189
Great Plains Energy, Inc.	38,306	1,190,934
Green Mountain Power Corp.	3,042	92,325
Hawaiian Electric Industries, Inc.	47,767	1,266,303
IDACORP, Inc.	20,404	626,403
MGE Energy, Inc.	10,865	404,069
Northeast Utilities	69,834	1,391,093
Otter Tail Corp.	15,829	474,870
Pepco Holdings, Inc.	100,442	2,294,095
Reliant Energy, Inc. (a)	160,788	2,009,850
Sierra Pacific Resources (a)(d)	65,326	952,453
UIL Holdings Corp.	8,334	441,369
Unisource Energy Corp.	18,785	625,353

	Shares	Value (Note 1)
Unitil Corp.	2,839	$79,208
Westar Energy, Inc.	41,308	992,218
		17,565,451
Gas Utilities 1.3%
AGL Resources, Inc.	42,962	1,604,631
Atmos Energy Corp.	46,179	1,366,437
Cascade Natural Gas Corp.	4,582	95,810
Chesapeake Utilities Corp.	7,710	254,430
Delta Natural Gas Co., Inc.	2,782	78,313
Energen Corp.	32,362	1,240,112
EnergySouth, Inc.	8,653	242,197
Equitable Resources, Inc.	33,338	2,513,685
Laclede Group, Inc.	9,640	311,565
National Fuel Gas Co.	46,828	1,409,991
New Jersey Resources Corp.	15,267	717,244
Northwest Natural Gas Co.	12,795	470,600
ONEOK, Inc.	54,917	1,867,178
Piedmont Natural Gas Co., Inc.	36,220	889,563
Questar Corp.	47,135	3,677,473
SEMCO Energy, Inc. (a)	5,396	37,394
South Jersey Industries, Inc.	17,998	530,221
Southern Union Co.	55,053	1,355,405
Southwest Gas Corp.	19,512	535,019
UGI Corp.	51,188	1,415,348
WGL Holdings, Inc.	28,855	948,464
		21,561,080
Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	18,563	773,149
NRG Energy, Inc. (a)	43,751	1,750,915
Ormat Technologies, Inc.	303	6,666
		2,530,730
Multi-Utilities – 1.1%
Alliant Energy Corp.	60,077	1,805,314
Aquila, Inc. (a)	146,336	588,271
Avista Corp.	27,686	538,216
CH Energy Group, Inc.	10,164	488,888
Energy East Corp.	76,639	2,009,475
Florida Public Utilities Co.	5,845	95,566
MDU Resources Group, Inc.	59,497	1,914,613
NSTAR	55,720	1,647,083
OGE Energy Corp.	53,211	1,544,715
PNM Resources, Inc.	26,571	785,970
Puget Energy, Inc.	53,831	1,225,732
SCANA Corp.	53,886	2,284,228
Vectren Corp.	45,168	1,264,704
Wisconsin Energy Corp.	57,500	2,252,275
WPS Resources Corp.	17,468	1,006,856
		19,451,906
Water Utilities – 0.2%
American States Water Co.	11,845	379,395
Aqua America, Inc.	48,639	1,666,372
Artesian Resources Corp. Class A	2,509	75,270

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Water Utilities – continued
Cadiz, Inc. (a)	14,433	$255,608
California Water Service Group	10,939	434,825
Connecticut Water Service, Inc.	5,523	141,278
Middlesex Water Co.	9,279	198,478
SJW Corp.	2,247	111,114
Southwest Water Co.	6,669	88,631
		3,350,971

TOTAL UTILITIES		64,460,138

TOTAL COMMON STOCKS
(Cost $1,416,837,629)	1,649,003,957

Nonconvertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc. (special)	24,053	926,041
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $916,604)		926,041

U.S. Treasury Obligations 0.2%
	Principal
	Amount
U.S. Treasury Bills, yield at date of
purchase 3% 9/22/05 (e)
(Cost $3,992,740)	$ 4,000,000	3,992,360

Money Market Funds 9.7%
	Shares
Fidelity Cash Central Fund,
3.6% (b)	60,722,346	60,722,346
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	106,576,103	106,576,103
TOTAL MONEY MARKET FUNDS
(Cost $167,298,449)	167,298,449

TOTAL INVESTMENT PORTFOLIO 105.4%
(Cost $1,589,045,422)	1,821,220,807

NET OTHER ASSETS (5.4)%		(93,850,698)
NET ASSETS 100%	$ 1,727,370,109

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
689 Russell 1000 Mini
Index Contracts	Sept. 2005	$45,970,080	$ 853,171
72 S&P 500 E Mini
Index Contracts	Sept. 2005	4,397,040	28,171
16 S&P 500 Index
Contracts	Sept. 2005	4,885,600	(26,473)
334 S&P MidCap 400
E Mini Index
Contracts	Sept. 2005	23,787,480	274,945

TOTAL EQUITY INDEX
CONTRACTS		$ 79,040,200	$ 1,129,814

The face value of futures purchased as a percentage of net assets -4.6%

Swap Agreements

		Notional	Value
		Amount

Equity Total Return Swap
Receive monthly a return
equal to Plains All
American Pipeline LP
and pay monthly a
floating rate based on
1 month LIBOR plus
40 basis points with
Goldman Sachs	Sept. 2006	$ 1,134,250	$37,000

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end. (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,992,360.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $14,585,876 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Financial Statements

Statement of Assets and Liabilities
August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$99,917,931) (cost
$1,589,045,422) — See accom-
panying schedule	$1,821,220,807
Receivable for investments sold	8,997,287
Receivable for fund shares sold	3,336,217
Dividends receivable	1,212,371
Interest receivable	123,011
Receivable for daily variation on fu-
tures contracts	1,314,492
Swap agreements, at value	37,000
Other affiliated receivables	2,020
Other receivables	167,495
Total assets	1,836,410,700

Liabilities
Payable for fund shares redeemed . $	2,322,972
Accrued management fee	141,516
Collateral on securities loaned, at
value	106,576,103
Total liabilities	109,040,591

Net Assets	$ 1,727,370,109
Net Assets consist of:
Paid in capital	$1,490,802,921
Undistributed net investment income	10,766,974
Accumulated undistributed net real-
ized gain (loss) on investments	(7,541,985)
Net unrealized appreciation (de-
preciation) on investments	233,342,199
Net Assets, for 50,890,904 shares
outstanding	$ 1,727,370,109
Net Asset Value, offering price and
redemption price per share
($1,727,370,109 ÷ 50,890,904
shares)	$33.94

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$9,285,676
Interest		490,454
Security lending		1,240,834
Total income		11,016,964

Expenses
Management fee	$766,783
Independent trustees’ compensation	3,255
Miscellaneous	2,311
Total expenses before reductions	772,349
Expense reductions	(22,346)	750,003

Net investment income (loss)		10,266,961
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	15,298,609
Futures contracts	904,885
Swap agreements	305,063
Total net realized gain (loss)		16,508,557
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	95,306,708
Futures contracts	782,954
Swap agreements	(93,937)
Total change in net unrealized ap-
preciation (depreciation)		95,995,725
Net gain (loss)		112,504,282
Net increase (decrease) in net as-
sets resulting from operations		$122,771,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,266,961	$ 10,455,923
Net realized gain (loss)	16,508,557	9,327,284
Change in net unrealized appreciation (depreciation)	95,995,725	89,628,045
Net increase (decrease) in net assets resulting from operations	122,771,243	109,411,252
Distributions to shareholders from net investment income	(2,322,391)	(8,519,893)
Share transactions
Proceeds from sales of shares	313,551,386	660,858,222
Reinvestment of distributions	2,234,722	8,134,705
Cost of shares redeemed	(170,294,136)	(294,656,901)
Net increase (decrease) in net assets resulting from share transactions	145,491,972	374,336,026
Redemption fees	122,165	331,247
Total increase (decrease) in net assets	266,062,989	475,558,632

Net Assets
Beginning of period	1,461,307,120	985,748,488
End of period (including undistributed net investment income of $10,766,974 and undistributed net investment income
of $2,822,404, respectively)	$ 1,727,370,109	$ 1,461,307,120

Other Information
Shares
Sold	9,738,471	22,103,988
Issued in reinvestment of distributions	72,697	260,644
Redeemed	(5,358,515)	(10,201,525)
Net increase (decrease)	4,452,653	12,163,107

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004F	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 31.47	$ 28.76	$ 18.29	$ 22.59	$24.77	$ 38.50
Income from Investment Operations
Net investment income (loss)D	21	.28H	.20	.18	.24	.27
Net realized and unrealized gain (loss)	2.31	2.64	10.40	(4.29)	(1.81)	(12.10)
Total from investment operations	2.52	2.92	10.60	(4.11)	(1.57)	(11.83)
Distributions from net investment income	(.05)	(.22)	(.14)	(.19)	(.25)	(.21)
Distributions from net realized gain	—	—	—	—	(.37)	(1.71)
Total distributions	(.05)	(.22)	(.14)	(.19)	(.62)	(1.92)
Redemption fees added to paid in capitalD	—G	.01	.01	G	.01	.02
Net asset value, end of period	$ 33.94	$ 31.47	$ 28.76	$ 18.29	$22.59	$ 24.77
Total ReturnB,C	8.02%	10.20%	58.07%	(18.25)%	(6.19)%	(31.29)%
Ratios to Average Net AssetsE
Expenses before expense reductions	10%A	.43%	.44%	.45%	.45%	.44%
Expenses net of voluntary waivers, if any	10%A	.23%	.40%	.30%	.25%	.25%
Expenses net of all reductions	10%A	.23%	.40%	.30%	.25%	.24%
Net investment income (loss)	1.34%A	.96%H	.82%	.88%	1.05%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,727,370	$1,461,307	$ 985,748	$ 421,714	$ 446,777	$ 437,211
Portfolio turnover rate	13%A	17%	18%	18%	34%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FFor the year ended February 29. GAmount represents less than $.01 per share. HAs a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago

BP PLC (United Kingdom, Oil, Gas
& Consumable Fuels)	2.5	2.5
HSBC Holdings PLC (United
Kingdom) (Reg.) (United
Kingdom, Commercial Banks)	1.8	2.0
Vodafone Group PLC (United
Kingdom, Wireless
Telecommunication Services)	1.8	1.8
Total SA Series B (France, Oil,
Gas & Consumable Fuels)	1.5	1.5
GlaxoSmithKline PLC (United
Kingdom, Pharmaceuticals)	1.5	1.5
Royal Dutch Shell PLC Class A
(United Kingdom, Oil, Gas &
Consumable Fuels)	1.4	1.4
Toyota Motor Corp. (Japan,
Automobiles)	1.2	1.2
Novartis AG (Reg.) (Switzerland,
Pharmaceuticals)	1.2	1.3
Nestle SA (Reg.) (Switzerland,
Food Products)	1.2	1.2
Roche Holding AG (participation
certificate) (Switzerland,
Pharmaceuticals)	1.0	0.8
	15.1

Market Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	26.9	28.0
Consumer Discretionary	11.2	11.0
Energy	9.2	8.7
Industrials	8.8	9.1
Health Care	8.1	7.7
Consumer Staples	7.7	7.8
Materials	7.6	7.4
Telecommunication Services	6.8	7.0
Utilities	5.6	5.6
Information Technology	4.9	5.9

Percentages are adjusted for the effect of futures contracts, if applicable.

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.4%
	Shares	Value (Note 1)
Australia 5.1%
Alinta Ltd.	30,277	$251,301
Alumina Ltd.	160,201	719,234
Amcor Ltd.	112,096	558,241
AMP Ltd.	273,114	1,518,796
Ansell Ltd.	25,930	208,764
APN News & Media Ltd.	28,780	110,534
Aristocrat Leisure Ltd.	38,855	367,355
Australia & New Zealand Banking
Group Ltd.	264,263	4,418,696
Australian Gas Light Co.	65,033	696,313
Australian Stock Exchange Ltd.	16,315	326,843
AXA Asia Pacific Holdings Ltd.	115,745	430,563
Babcock & Brown Ltd.	19,561	273,793
BHP Billiton Ltd.	501,427	7,849,841
Billabong International Ltd.	14,668	143,327
BlueScope Steel Ltd.	93,642	658,529
Boral Ltd.	74,165	406,278
Brambles Industries Ltd.	135,592	908,521
Caltex Australia Ltd.	15,461	201,823
Centro Properties Group unit	114,455	513,854
Centro Retail Group unit	1,551	1,849
CFS Gandel Retail Trust	181,994	243,063
Challenger Financial Services Group
Ltd. (a)	44,690	120,721
Coca Cola Amatil Ltd.	66,134	431,148
Cochlear Ltd.	12,912	409,195
Coles Myer Ltd.	170,445	1,271,946
Commonwealth Bank of Australia	174,927	4,936,470
Commonwealth Property Office Fund	253,363	242,792
Computershare Ltd.	54,899	276,713
CSL Ltd.	24,882	643,409
CSR Ltd.	119,744	242,146
DB RREEF Trust unit	299,364	308,333
DCA Group Ltd.	41,114	121,608
Downer EDI Ltd.	29,130	132,979
Fosters Group Ltd.	318,022	1,379,790
Futuris Corp. Ltd.	28,182	42,529
Harvey Norman Holdings Ltd.	119,495	238,937
Iluka Resources Ltd.	58,142	372,904
ING Industrial Fund	114,900	194,203
Insurance Australia Group Ltd.	239,655	978,299
Investa Property Group	168,762	262,319
John Fairfax Holdings Ltd.	110,515	362,743
Leighton Holdings Ltd.	25,636	288,027
Lend Lease Corp. Ltd.	44,183	439,399
Lion Nathan Ltd.	36,606	222,073
Macquarie Airports unit	76,647	184,490
Macquarie Bank Ltd.	30,652	1,459,869
Macquarie Communications
Infrastructure Group unit	39,263	186,347
Macquarie Goodman Group unit	146,795	472,963
Macquarie Infrastructure Group unit	356,770	1,047,191
Mayne Group Ltd.	125,108	472,001

	Shares	Value (Note 1)
Mirvac Group	102,593	$295,712
Multiplex Group unit	66,304	168,100
National Australia Bank Ltd.	224,025	5,304,911
Newcrest Mining Ltd.	40,782	522,817
OneSteel Ltd.	55,323	133,581
Orica Ltd.	35,371	507,628
Origin Energy Ltd.	98,888	540,966
Pacific Brands Ltd.	37,176	77,421
PaperlinX Ltd.	51,762	126,935
Patrick Corp. Ltd.	84,443	448,564
Perpetual Trustees Australia Ltd.	8,210	378,692
Publishing & Broadcasting Ltd.	18,053	219,585
Qantas Airways Ltd.	170,088	411,971
QBE Insurance Group Ltd.	105,406	1,360,033
Rinker Group Ltd.	126,295	1,369,402
Rio Tinto Ltd.	40,351	1,531,781
Santos Ltd.	82,432	720,265
SFE Corp. Ltd.	14,934	130,489
Sonic Healthcare Ltd.	27,934	322,487
Stockland unit	199,789	889,430
Suncorp Metway Ltd.	74,312	1,104,621
Tabcorp Holdings Ltd.	72,910	907,735
Telstra Corp. Ltd.	281,915	995,525
The GPT Group unit	305,015	899,883
Toll Holdings Ltd.	25,995	276,173
Transurban Group unit	123,376	665,618
UNiTAB Ltd.	14,511	144,749
Wesfarmers Ltd.	52,113	1,549,281
Westfield Group unit	209,476	2,753,407
Westpac Banking Corp.	249,548	3,716,972
Woodside Petroleum Ltd.	62,847	1,562,054
Woolworths Ltd.	142,797	1,750,896
TOTAL AUSTRALIA		70,336,746

Austria 0.4%
Andritz AG	1,200	114,748
Bank Austria Creditanstalt AG	5,116	578,845
Boehler Uddeholm AG	1,540	238,067
Erste Bank der Oesterreichischen
Sparkassen AG	16,516	916,003
Flughafen Wien AG	1,669	111,326
IMMOFINANZ Immobilien Anlagen
AG (a)	58,728	568,823
Mayr Melnhof Karton AG	1,559	218,422
Meinl European Land Ltd. (a)	7,294	130,856
Oesterreichische Elektrizitaetswirtschafts
AG (Verbund)	816	277,379
OMV AG	23,800	1,296,493
RHI AG (a)	250	7,958
Telekom Austria AG	45,205	953,215
voestalpine AG	3,528	288,997
Wienerberger Baustoffindust AG	7,460	307,063
TOTAL AUSTRIA		6,008,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)
Belgium – 1.2%
Agfa Gevaert NV	15,132	$396,751
Barco NV	1,359	101,363
Bekaert SA	891	73,877
Belgacom SA	23,395	823,256
Cofinimmo SA (a)	490	78,596
Colruyt NV	1,877	250,121
Compagnie Maritime Belge SA (CMB) .	845	27,212
D’ieteren SA	140	32,181
Delhaize Group	9,003	520,537
Dexia SA	82,787	1,803,911
Electrabel SA	3,808	1,936,722
Euronav NV	1,014	33,180
Fortis	161,025	4,593,498
Fortis (strip VVPR) (a)	1,764	65
Groupe Bruxelles Lambert SA (GBL)	9,723	930,346
Inbev SA	28,352	1,106,834
KBC Groupe SA	26,481	2,195,665
Mobistar SA	3,279	258,122
Omega Pharma SA	2,960	170,740
Solvay SA	7,431	808,224
UCB SA	10,413	592,939
Umicore SA	3,682	350,950
TOTAL BELGIUM		17,085,090

Bermuda 0.0%
Frontline Ltd.	7,750	361,497
Noble Group Ltd.	135,000	115,615
SCMP Group Ltd.	46,000	18,645
TOTAL BERMUDA		495,757

Cayman Islands 0.0%
Hutchison Telecommunications
International Ltd.	130,000	155,567
Kingboard Chemical Holdings Ltd.	103,000	241,876
TOTAL CAYMAN ISLANDS		397,443

Denmark – 0.8%
A.P. Moller – Maersk AS Series B	181	1,949,424
Bang & Olufsen AS Series B	550	45,133
Carlsberg AS Series B	4,238	246,102
Coloplast AS Series B	4,910	292,842
Dampskibsselskabet TORM AS	2,050	107,513
Danisco AS	7,325	470,204
Danske Bank AS	59,148	1,793,209
DSV de Sammensluttede Vognmaend AS	3,019	312,169
East Asiatic Co. Ltd.	4,141	315,830
FLS Industries	1,400	37,059
GN Store Nordic AS	24,265	317,142
H. Lundbeck AS	13,435	350,078
Kobenhaven Lufthave AS	1,255	305,009
NKT Holding AS	900	37,299
Novo Nordisk AS Series B	31,780	1,637,792
Novozymes AS Series B	7,193	374,264

	Shares	Value (Note 1)
TDC AS	26,873	$1,427,145
Topdanmark AS (a)	4,615	353,126
Vestas Wind Systems AS (a)	23,428	488,374
William Demant Holding AS (a)	4,767	227,924
TOTAL DENMARK		11,087,638

Finland – 1.5%
Amer Group PLC (A Shares)	10,650	195,136
Cargotec Corp. (B Shares) (a)	5,320	146,576
Elisa Corp. (A Shares)	20,250	368,286
Fortum Oyj	61,612	1,200,355
KCI Konecranes Oyj	700	32,648
Kesko Oyj	12,100	345,620
Kone Oyj (B Shares) (a)	5,320	349,537
Metso Corp.	13,807	341,567
Neste Oil Oyj	16,806	565,058
Nokia Corp.	622,726	9,820,387
Nokian Tyres Ltd.	16,500	351,388
Orion Yhtyma Oyj (B Shares)	16,800	354,875
Outokumpu Oyj (A Shares)	15,725	232,439
Pohjola Group PLC (D Shares)	18,200	260,266
Rautaruukki Oyj (K Shares)	21,500	432,137
Sampo Oyj (A Shares)	54,505	860,813
Stora Enso Oyj (R Shares)	96,945	1,343,657
TietoEnator Oyj	9,560	319,897
UPM Kymmene Corp.	72,418	1,451,981
Uponor Oyj	14,100	302,713
Wartsila Oyj (B Shares)	11,350	335,401
YIT Yhtyma OY	12,350	469,179
TOTAL FINLAND		20,079,916

France – 9.0%
Accor SA	26,599	1,403,020
Air France KLM (Reg.)	13,261	216,634
Alcatel SA (RFD) (a)	176,794	2,063,186
Alstom SA (a)	604,101	626,089
Atos Origin SA (a)	7,837	595,652
Autoroutes du Sud de la France	6,580	390,511
AXA SA	202,112	5,396,390
BIC SA	4,989	294,488
BNP Paribas SA	111,269	8,093,202
Bouygues SA	30,496	1,360,234
Business Objects SA (a)	11,324	377,542
Cap Gemini SA (a)	17,752	584,161
Carrefour SA	77,647	3,608,965
Casino Guichard Perrachon et
Compagnie	5,455	382,974
CNP Assurances	3,714	255,934
Compagnie de St. Gobain	43,233	2,627,678
Credit Agricole SA	83,312	2,220,361
Dassault Systemes SA	6,212	303,751
Essilor International SA	13,255	1,034,434
France Telecom SA	225,493	6,830,184
Gecina SA	1,357	162,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)
France – continued
Groupe Danone	32,786	$3,442,551
Hermes International SA	1,252	264,930
Imerys	3,562	262,600
Klepierre SA	2,873	284,829
L’Air Liquide SA	14,875	2,586,011
L’Oreal SA	43,335	3,478,151
Lafarge SA (Bearer)	22,960	2,126,106
Lagardere S.C.A. (Reg.)	17,686	1,265,669
Louis Vuitton Moet Hennessy (LVMH)	33,380	2,697,677
Michelin SA (Compagnie Generale des
Etablissements) Series B	19,115	1,162,271
Neopost SA	5,912	547,819
PagesJaunes Groupe SA	16,110	418,219
Pernod Ricard	9,400	1,631,865
Peugeot Citroen SA	23,682	1,469,768
Pinault Printemps Redoute SA	9,387	1,006,489
Publicis Groupe SA	20,653	685,485
Renault SA	25,609	2,267,132
Safran SA	25,486	527,977
Sanofi Aventis	146,921	12,564,683
Schneider Electric SA	32,724	2,574,002
SCOR SA	86,044	170,926
Societe des Autoroutes du Nord et de
l’Est de la France	2,898	178,606
Societe Des Autoroutes
Paris Rhin Rhone	3,778	260,111
Societe Generale Series A	49,067	5,300,392
Sodexho Alliance SA	14,959	520,123
Suez SA (France)	117,478	3,426,623
Technip Coflexip SA	13,024	746,436
Television Francaise 1 SA	20,760	557,889
Thales SA	12,297	556,988
Thomson SA	33,912	760,275
Total SA:
(strip VVPR) (a)	774	10
Series B	79,019	20,835,730
Unibail (Reg.)	6,205	888,866
Valeo SA	9,846	404,302
Veolia Environnement	45,451	1,853,435
Vinci SA	21,502	1,910,177
Vivendi Universal SA	152,812	4,821,219
Zodiac SA	5,619	314,481
TOTAL FRANCE		123,598,791

Germany 6.5%
Adidas Salomon AG	6,466	1,153,630
Allianz AG (Reg.)	51,390	6,685,839
Altana AG	11,139	633,454
BASF AG	75,349	5,315,118
Bayer AG	92,350	3,279,349
Bayerische Hypo und Vereinsbank
AG (a)	83,262	2,364,909
Beiersdorf AG	1,750	205,128

	Shares	Value (Note 1)
Celesio AG	6,136	$537,534
Commerzbank AG	65,400	1,701,025
Continental AG	16,988	1,344,625
DaimlerChrysler AG (Reg.)	128,315	6,631,320
Deutsche Bank AG	69,478	6,043,891
Deutsche Boerse AG	14,122	1,291,847
Deutsche Lufthansa AG (Reg.)	30,105	402,281
Deutsche Post AG	86,429	2,179,730
Deutsche Telekom AG (Reg.)	386,055	7,365,928
Douglas Holding AG	5,588	218,081
E.ON AG	87,015	8,327,335
Epcos AG (a)	2,900	35,782
Fresenius Medical Care AG (d)	5,942	538,868
HeidelbergCement AG (a)	9,560	702,546
HeidelbergCement AG (strip VVPR) (a)	239	3
Heidelberger Druckmaschinen AG	5,758	205,533
Hochtief AG	7,053	288,570
Hypo Real Estate Holding AG	17,781	876,467
Infineon Technologies AG (a)	89,987	845,878
IVG Immobilien AG	7,107	150,914
KarstadtQuelle AG (a)(d)	19,211	255,998
Linde AG	11,376	842,738
MAN AG	19,350	976,249
Merck KGaA	7,763	668,092
Metro AG	18,867	955,139
MLP AG	10,000	192,851
Muenchener
Rueckversicherungs Gesellschaft AG
(Reg.)	26,552	2,974,716
Premiere AG	5,340	164,719
Puma AG	2,115	572,806
RWE AG	57,461	3,841,267
SAP AG	31,202	5,325,557
Schering AG	23,359	1,479,984
Siemens AG (Reg.)	111,181	8,505,346
Suedzucker AG (Bearer)	8,368	175,523
Thyssenkrupp AG	47,568	910,309
TUI AG (d)	19,600	462,388
TUI AG rights 9/15/05 (a)	19,600	0
Volkswagen AG	33,034	1,742,447
Wincor Nixdorf AG	1,767	163,843
TOTAL GERMANY		89,535,557

Greece 0.6%
Alpha Bank AE	34,798	971,201
Bank of Piraeus	26,850	542,651
Coca Cola Hellenic Bottling Co. SA
(Bearer)	18,741	574,390
Cosmote Mobile Telecommunications
SA	13,956	273,103
EFG Eurobank Ergasias SA	27,930	840,859
Emporiki Bank of Greece SA	10,212	314,498
Folli Follie SA	730	22,914
Germanos SA	4,000	67,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)
Greece – continued
Greek Organization of Football
Prognostics SA	32,275	$1,025,031
Hellenic Duty Free Shops SA	1,170	23,155
Hellenic Exchanges Holding SA	7,100	56,767
Hellenic Petroleum SA	24,620	281,902
Hellenic Technodomiki Tev SA	6,240	31,567
Hellenic Telecommunication
Organization SA (OTE)	30,728	636,951
Hyatt Regency SA (Reg.)	3,104	40,520
Intracom SA (Reg.)	5,790	39,435
National Bank of Greece SA	38,566	1,433,250
Public Power Corp. of Greece	11,930	291,453
Technical Olympic SA (Reg.)	3,590	24,983
Titan Cement Co. SA (Reg.)	9,270	323,689
Viohalco SA	5,200	35,801
TOTAL GREECE		7,851,735

Hong Kong – 1.7%
ASM Pacific Technology Ltd.	54,829	268,446
Bank of East Asia Ltd.	206,982	604,576
BOC Hong Kong Holdings Ltd.	513,066	1,033,189
Cathay Pacific Airways Ltd.	160,327	297,072
Cheung Kong Holdings Ltd.	200,449	2,174,322
Cheung Kong Infrastructure Holdings
Ltd.	68,450	215,350
CLP Holdings Ltd.	274,157	1,598,048
Esprit Holdings Ltd.	128,023	943,096
Giordano International Ltd.	290,194	194,171
Hang Lung Properties Ltd.	253,423	394,570
Hang Seng Bank Ltd.	113,901	1,538,896
Henderson Land Development Co. Ltd.	75,963	378,273
Hong Kong & China Gas Co. Ltd.	509,427	1,022,584
Hong Kong Electric Holdings Ltd.	207,676	1,003,434
Hong Kong Exchanges & Clearing Ltd.	188,198	578,769
Hopewell Holdings Ltd.	94,000	241,303
Hutchison Whampoa Ltd.	286,158	2,824,188
Hysan Development Co. Ltd.	68,575	171,183
Johnson Electric Holdings Ltd.	276,062	253,983
Kerry Properties Ltd.	35,000	95,026
Li & Fung Ltd.	256,930	520,700
MTR Corp. Ltd.	158,482	321,183
New World Development Co. Ltd.	380,988	485,332
Orient Overseas International Ltd.	15,400	61,330
PCCW Ltd.	670,751	440,173
Shangri La Asia Ltd.	154,842	268,977
Sino Land Co.	187,442	208,629
SmarTone Telecommunications Holdings
Ltd.	14,000	16,303
Solomon Systech Ltd.	310,000	92,742
Sun Hung Kai Properties Ltd.	186,141	1,883,793
Swire Pacific Ltd. (A Shares)	131,384	1,248,491
Techtronic Industries Co. Ltd.	103,500	261,029
Television Broadcasts Ltd.	52,000	288,051

	Shares	Value (Note 1)
Texwinca Holdings Ltd.	26,000	$17,731
Wharf Holdings Ltd.	205,965	756,645
Wing Hang Bank Ltd.	16,500	121,337
Yue Yuen Industrial Holdings Ltd.	66,000	199,574
TOTAL HONG KONG		23,022,499

Ireland 0.9%
Allied Irish Banks PLC	122,788	2,667,569
Bank of Ireland	141,959	2,241,998
C&C Group PLC	38,916	220,876
CRH PLC	76,027	2,065,606
DCC PLC (Ireland)	10,825	241,618
DEPFA BANK PLC	45,582	770,507
Elan Corp. PLC (a)	46,963	421,842
Fyffes PLC (Ireland)	53,646	168,125
Grafton Group PLC Class A unit	36,355	383,524
Greencore Group PLC	55,037	241,071
IAWS Group PLC	16,000	231,569
IAWS Group PLC (Ireland)	9,000	130,258
Independent News & Media PLC	47,343	142,531
Independent News & Media PLC (Ireland)	26,951	81,139
Irish Life & Permanent PLC	36,884	683,550
Kerry Group PLC Class A	15,732	384,336
Kingspan Group PLC (Ireland)	17,895	224,330
Paddy Power PLC (United Kingdom)	6,000	112,379
Ryanair Holdings PLC (a)	35,718	286,900
TOTAL IRELAND		11,699,728

Italy 3.6%
Alleanza Assicurazioni Spa	58,825	663,755
Arnoldo Mondadori Editore Spa	30,725	313,402
Assicurazioni Generali Spa	136,203	4,268,573
Autogrill Spa	14,172	198,433
Autostrade Spa	43,694	1,156,948
Banca Antonveneta Spa (d)	12,285	379,552
Banca Fideuram Spa	46,828	235,448
Banca Intesa Spa	425,759	2,051,385
Banca Monte dei Paschi di Siena Spa	180,791	707,129
Banca Nazionale del Lavoro (BNL) (a) .	202,354	656,644
Banca Popolare di Milano	56,169	569,888
Banche Popolari Unite Scarl	48,101	981,046
Banco Popolare di Verona e Novara	57,229	1,028,746
Benetton Group Spa	3,165	31,163
Bulgari Spa	18,787	216,458
Capitalia Spa	195,567	1,097,917
Edison Spa (a)	86,845	198,127
Enel Spa	617,561	5,479,381
ENI Spa	363,239	10,770,035
Fiat Spa (a)	64,021	564,321
Fineco Spa	24,831	231,866
Finmeccanica Spa	41,717	782,382
Gruppo Editoriale L’espresso Spa	11,600	66,225
Italcementi Spa	17,867	289,520
Lottomatica Spa New	3,000	113,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)
Italy – continued
Luxottica Group Spa	23,613	$543,807
Mediaset Spa	109,648	1,355,733
Mediobanca Spa	70,597	1,375,405
Mediolanum Spa (d)	35,212	226,920
Pirelli & C Spa	402,858	398,597
Riunione Adriatica di Sicurta Spa (RAS)	37,484	776,994
San Paolo IMI Spa	152,499	2,187,370
Seat Pagine Gialle Spa	809,700	345,071
Snam Rete Gas Spa	124,912	690,470
Telecom Italia Media Spa (a)	69,534	38,221
Telecom Italia Spa	1,494,903	4,703,439
Terna Spa	157,207	417,617
Tiscali Spa (a)(d)	45,537	137,262
Unicredito Italiano Spa	596,748	3,400,222
TOTAL ITALY		49,648,850

Japan 21.7%
77 Bank Ltd.	50,223	344,405
Acom Co. Ltd.	10,740	710,089
Aderans Co. Ltd.	10,300	241,069
Advantest Corp.	8,895	699,893
Aeon Co. Ltd.	86,300	1,619,011
Aeon Credit Service Ltd.	3,200	211,572
Aiful Corp.	8,205	633,645
Aisin Seiki Co. Ltd.	25,100	642,321
Ajinomoto Co., Inc.	80,866	855,744
Alfresa Holdings Corp.	2,000	83,784
All Nippon Airways Co. Ltd.	63,000	207,693
Alps Electric Co. Ltd.	22,977	376,022
Amada Co. Ltd.	49,000	380,642
Amano Corp.	3,000	45,762
Anritsu Corp.	4,000	22,622
Aoyama Trading Co. Ltd.	11,000	300,529
Ariake Japan Co. Ltd	990	25,470
Asahi Breweries Ltd.	53,203	660,395
Asahi Glass Co. Ltd.	127,677	1,318,553
Asahi Kasei Corp.	180,727	850,913
Asatsu DK, Inc.	2,000	59,195
Ashikaga Financial Group, Inc. (a)	605	6
Astellas Pharma, Inc.	73,600	2,634,160
Autobacs Seven Co. Ltd.	1,600	62,073
Bandai Co. Ltd.	12,300	306,922
Bank of Fukuoka Ltd.	73,300	469,279
Bank of Kyoto Ltd.	28,000	248,874
Bank of Yokohama Ltd.	169,084	1,091,743
Benesse Corp.	8,100	272,935
Bridgestone Corp.	100,479	1,994,819
Canon Sales Co., Inc.	6,000	117,753
Canon, Inc.	106,663	5,402,481
Casio Computer Co. Ltd.	33,300	471,874
Central Glass Co. Ltd.	38,000	239,130
Central Japan Railway Co	213	1,641,050

	Shares	Value (Note 1)
Chiba Bank Ltd.	94,674	$680,267
Chiyoda Corp.	18,000	264,574
Chubu Electric Power Co., Inc.	86,864	2,135,873
Chugai Pharmaceutical Co. Ltd.	41,025	777,112
Circle K Sunkus Co. Ltd.	3,100	70,296
Citizen Watch Co. Ltd.	48,766	394,368
Coca Cola West Japan Co. Ltd	2,100	48,003
COMSYS Holdings Corp.	19,000	201,755
Credit Saison Co. Ltd.	20,252	796,753
Csk Corp. (a)	10,800	471,119
Dai Nippon Printing Co. Ltd.	87,242	1,399,920
Daicel Chemical Industries Ltd.	46,000	276,905
Daido Steel Co. Ltd.	34,000	171,538
Daiichi Pharmaceutical Co. Ltd.	33,577	788,921
Daikin Industries Ltd.	29,394	791,021
Dainippon Ink & Chemicals, Inc.	122,995	387,557
Dainippon Screen Manufacturing Co. Ltd.	27,000	190,317
Daito Trust Construction Co.	10,363	436,013
Daiwa House Industry Co. Ltd. (a)	69,184	843,012
Daiwa Securities Group, Inc.	162,985	1,111,735
Denki Kagaku Kogyo KK	65,358	257,726
Denso Corp.	70,938	1,805,646
Dentsu, Inc.	239	633,378
Dowa Mining Co. Ltd.	37,168	267,743
E*Trade Securities Co. Ltd.	45	157,368
eAccess Ltd.	181	132,363
East Japan Railway Co	448	2,427,542
Ebara Corp.	14,934	57,529
Eisai Co. Ltd.	38,478	1,468,244
Electric Power Development Co. Ltd.	17,200	534,139
Elpida Memory, Inc.	3,900	111,879
FamilyMart Co. Ltd.	8,900	277,197
Fanuc Ltd.	26,672	2,020,927
Fast Retailing Co. Ltd.	7,100	545,077
Fuji Electric Holdings Co. Ltd.	94,153	351,552
Fuji Photo Film Co. Ltd.	66,105	2,151,718
Fuji Soft ABC, Inc.	2,200	69,322
Fuji Television Network, Inc.	136	310,874
Fujikura Ltd.	49,000	282,470
Fujitsu Ltd.	245,075	1,464,113
Furukawa Electric Co. Ltd. (a)	83,790	396,033
Glory Ltd.	6,400	111,498
Gunma Bank Ltd.	43,663	260,054
Gunze Ltd.	60,000	295,611
Hakuhodo DY Holdings, Inc.	2,600	177,111
Hankyu Department Stores, Inc.	40,000	280,858
Hikari Tsushin, Inc.	2,600	184,215
Hino Motors Ltd.	29,000	186,191
Hirose Electric Co. Ltd.	4,198	481,709
Hitachi Cable Ltd.	8,000	33,878
Hitachi Capital Corp.	4,500	92,617
Hitachi Chemical Co. Ltd.	13,500	250,805
Hitachi Construction Machinery Co. Ltd.	19,200	296,376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)
Japan continued
Hitachi Ltd.	442,271	$2,722,620
Hitachi Software Engineerng Co. Ltd. .	1,400	23,816
Hokkaido Electric Power Co., Inc.	28,200	593,243
Hokuhoku Financial Group, Inc.	126,715	383,123
Honda Motor Co. Ltd.	110,280	5,937,475
House Foods Corp.	4,000	61,526
Hoya Corp.	15,304	2,008,356
Ibiden Co. Ltd.	9,900	340,799
Index Corp.:
New	48	69,504
New (a)	48	67,756
INPEX Corp.	45	355,717
Isetan Co. Ltd.	22,000	337,193
Ishihara Sangyo Kaisha Ltd.	14,000	28,814
Ishikawajima Harima Heavy Industries
Co. Ltd. (a)	206,185	334,233
Ito En Ltd.	5,100	260,558
Ito Yokado Ltd.	44,856	1,602,955
Itochu Corp.	195,986	1,179,773
ITOCHU TECHNO SCIENCE Corp.
(CTC)	1,700	60,069
JAFCO Co. Ltd.	4,600	278,162
Japan Airlines Corp	74,420	210,776
Japan Prime Realty Investment Corp.	36	102,289
Japan Real Estate Investment Corp.	38	325,299
Japan Retail Fund Investment Corp.	27	222,528
Japan Tobacco, Inc	117	1,704,816
JFE Holdings, Inc.	83,575	2,435,556
JGC Corp.	31,117	423,087
Joyo Bank Ltd.	93,941	517,586
Js Group Corp.	39,459	671,985
JSR Corp.	24,216	546,923
Kajima Corp.	105,317	424,888
Kaken Pharmaceutical Co. Ltd.	4,000	29,288
Kamigumi Co. Ltd.	30,663	234,846
Kaneka Corp.	38,559	465,981
Kansai Electric Power Co., Inc.	108,936	2,336,330
Kansai Paint Co. Ltd. Osaka	50,000	319,198
Kao Corp.	72,750	1,739,138
Katokichi Co. Ltd.	6,000	41,090
Kawasaki Heavy Industries Ltd	134,945	291,257
Kawasaki Kisen Kaisha Ltd	75,000	493,823
KDDI Corp.	377	2,001,620
Keihin Electric Express Railway Co. Ltd.	73,061	456,438
Keio Corp.	77,410	426,505
Keisei Electric Railway Co.	23,000	120,020
Keyence Corp.	4,600	1,086,675
Kikkoman Corp.	19,849	195,947
Kinden Corp.	34,000	271,860
Kintetsu Corp.	199,100	647,308
Kirin Brewery Co. Ltd.	123,256	1,245,956
Kobe Steel Ltd.	382,000	907,979
Kokuyo Co. Ltd.	5,000	68,120

	Shares	Value (Note 1)
Komatsu Ltd.	131,145	$1,463,051
Komori Corp.	3,000	50,216
Konami Corp.	14,000	321,930
Konica Minolta Holdings, Inc.	77,000	744,008
Kose Corp.	3,300	118,709
Koyo Seiko Co. Ltd.	16,000	234,303
Kubota Corp.	159,864	1,000,182
Kuraray Co. Ltd.	53,986	478,864
Kuraya Sanseido, Inc.	19,200	255,460
Kurita Water Industries Ltd.	13,300	238,853
Kyocera Corp.	22,602	1,576,490
Kyowa Hakko Kogyo Co. Ltd.	34,000	252,353
Kyushu Electric Power Co., Inc.	50,570	1,155,948
Lawson, Inc.	6,616	248,838
Leopalace21 Corp.	20,800	391,161
Mabuchi Motor Co. Ltd.	5,121	266,295
Makita Corp.	13,000	260,458
Marubeni Corp.	192,244	805,346
Marui Co. Ltd.	48,749	803,112
Matsui Securities Co. Ltd. (d)	11,200	118,521
Matsumotokiyoshi Co. Ltd.	2,600	78,137
Matsushita Electric Industrial Co. Ltd.	297,073	5,210,660
Matsushita Electric Works Co. Ltd.	51,000	482,102
Meiji Dairies Corp.	43,000	240,833
Meiji Seika Kaisha Ltd.	56,888	287,531
Meitec Corp.	4,900	154,399
Millea Holdings, Inc.	203	2,994,903
Minebea Co. Ltd.	60,008	250,292
Mitsubishi Chemical Corp.	234,551	756,158
Mitsubishi Corp.	157,702	2,609,540
Mitsubishi Electric Corp.	253,106	1,366,875
Mitsubishi Estate Co. Ltd.	165,723	1,992,180
Mitsubishi Gas Chemical Co., Inc.	48,867	319,975
Mitsubishi Heavy Industries Ltd.	391,256	1,108,136
Mitsubishi Logistics Corp.	26,000	282,005
Mitsubishi Materials Corp.	123,937	361,179
Mitsubishi Rayon Co. Ltd.	75,312	330,585
Mitsubishi Securities Co. Ltd.	45,000	430,302
Mitsubishi Tokyo Financial Group, Inc.
(MTFG)	663	6,862,050
Mitsui & Co. Ltd.	207,123	2,193,713
Mitsui Chemicals, Inc.	100,683	596,910
Mitsui Engineering & Shipbuilding Co.	150,000	312,823
Mitsui Fudosan Co. Ltd.	104,677	1,353,666
Mitsui Mining & Smelting Co. Ltd.	112,154	557,672
Mitsui O.S.K. Lines Ltd.	176,285	1,297,175
Mitsui Sumitomo Insurance Co. Ltd.	174,475	1,789,136
Mitsui Trust Holdings, Inc.	81,300	914,385
Mitsukoshi Ltd.	48,376	239,663
Mitsumi Electric Co. Ltd.	3,300	34,080
Mizuho Financial Group, Inc.	1,195	6,682,024
Murata Manufacturing Co. Ltd.	30,454	1,600,265
Namco Ltd.	8,900	147,595
NEC Corp.	260,951	1,399,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund Investments (Unaudited) - continued

Common Stocks continued
		Shares	Value (Note 1)
Japan continued
NEC Electronics Corp.		6,500	$210,734
Net One Systems Co. Ltd.		59	143,461
NGK Insulators Ltd.		38,309	413,419
NGK Spark Plug Co. Ltd.		19,000	265,084
NHK Spring Co. Ltd.		17,000	129,428
Nichii Gakkan Co.		900	23,687
Nichirei Corp.		14,860	60,898
Nidec Corp.		8,671	987,866
Nikko Cordial Corp.		241,126	1,198,970
Nikon Corp.		51,838	612,766
Nintendo Co. Ltd.		14,996	1,584,182
Nippon Building Fund, Inc.		44	369,850
Nippon Electric Glass Co. Ltd.		21,000	377,518
Nippon Express Co. Ltd.		130,546	586,114
Nippon Kayaku Co. Ltd.		41,000	298,707
Nippon Light Metal Co. Ltd.		77,000	195,644
Nippon Meat Packers, Inc.		17,740	191,768
Nippon Mining Holdings, Inc.		112,000	758,862
Nippon Oil Corp.		184,129	1,487,365
Nippon Paper Group, Inc.		128	487,257
Nippon Sheet Glass Co. Ltd.		56,000	244,284
Nippon Shokubai Co. Ltd.		33,000	324,571
Nippon Steel Corp.		897,661	2,632,328
Nippon Telegraph & Telephone Corp.	.	743	3,237,994
Nippon Yusen KK		141,578	896,091
Nishi Nippon City Bank Ltd. (a)		54,000	230,150
Nishimatsu Construction Co. Ltd.		12,000	46,227
Nissan Chemical Industries Co. Ltd.		26,000	319,180
Nissan Motor Co. Ltd.		329,048	3,469,811
Nisshin Seifun Group, Inc.		23,719	258,777
Nisshin Steel Co. Ltd.		124,000	359,104
Nisshinbo Industries, Inc.		30,000	241,789
Nissin Food Products Co. Ltd.		9,723	254,572
Nitori Co. Ltd.		2,900	235,050
Nitto Denko Corp.		22,294	1,427,299
NOK Corp.		13,900	375,961
Nomura Holdings, Inc.		245,447	3,377,351
Nomura Real Estate Office Fund, Inc.	.	21	153,188
Nomura Research Institute Ltd.		3,200	333,095
NSK Ltd.		42,576	231,866
NTN Corp.		81,611	503,164
NTT Data Corp.		169	584,847
NTT DoCoMo, Inc.		2,377	3,831,724
NTT Urban Development Co.		24	112,124
Obayashi Corp.		80,704	501,981
Obic Co. Ltd.		1,100	190,735
Odakyu Electric Railway Co. Ltd.		79,000	431,668
Oji Paper Co. Ltd.		105,352	555,512
Oki Electric Industry Co. Ltd.		50,000	161,648
Okumura Corp.		12,000	74,859
Olympus Corp.		31,429	623,963
Omron Corp.		26,660	594,837

	Shares	Value (Note 1)
Onward Kashiyama Co. Ltd.	14,000	$211,007
Oracle Corp. Japan	4,100	175,864
Oriental Land Co. Ltd.	8,056	483,478
ORIX Corp.	10,978	1,826,558
Osaka Gas Co. Ltd.	298,525	962,400
Pioneer Corp.	16,938	263,464
Promise Co. Ltd.	12,975	886,218
QP Corp.	7,000	61,836
Rakuten, Inc.	765	612,382
Resona Holdings, Inc. (a)	625	1,343,271
Ricoh Co. Ltd.	91,770	1,431,627
Rinnai Corp.	2,600	60,971
Rohm Co. Ltd.	13,444	1,230,457
Ryohin Keikaku Co. Ltd.	1,800	105,567
Sanden Corp.	5,000	23,632
Sanken Electric Co. Ltd.	11,000	131,531
Sankyo Co. Ltd.	50,055	1,021,098
Sankyo Co. Ltd. (Gunma)	5,500	271,477
Santen Pharmaceutical Co. Ltd.	6,000	154,362
Sanwa Shutter Corp.	12,000	72,236
Sanyo Electric Co. Ltd. (a)	220,382	584,038
Sapporo Breweries Ltd. (d)	51,578	238,147
SBI Holdings, Inc.	625	232,796
Secom Co. Ltd.	27,767	1,279,532
Sega Sammy Holdings, Inc.	9,000	663,895
Seiko Epson Corp.	13,800	432,324
Seino Transportation Co. Ltd.	19,000	171,647
Sekisui Chemical Co. Ltd.	70,293	457,709
Sekisui House Ltd.	78,467	868,231
Seven Eleven Japan Co. Ltd	50,849	1,504,309
SFCG Co. Ltd.	640	154,803
Sharp Corp.	134,675	2,044,534
Shimachu Co. Ltd.	11,100	283,043
Shimamura Co. Ltd.	3,800	364,751
SHIMANO, Inc.	11,000	305,537
SHIMIZU Corp.	77,416	417,373
Shin Etsu Chemical Co. Ltd.	54,262	2,203,954
Shinko Securities Co. Ltd.	44,000	148,261
Shinsei Bank Ltd.	132,000	818,640
Shionogi & Co. Ltd.	39,091	510,502
Shiseido Co. Ltd.	52,950	749,839
Shizuoka Bank Ltd.	78,274	718,538
Showa Denko KK	149,336	451,517
Showa Shell Sekiyu KK	24,300	281,934
Skylark Co. Ltd.	15,551	236,792
SMC Corp.	7,171	892,077
Softbank Corp.	32,310	1,650,713
Sojitz Holdings Corp. (a)(d)	16,000	83,638
Sompo Japan Insurance, Inc	109,712	1,264,910
Sony Corp.	139,485	4,689,486
Stanley Electric Co. Ltd.	20,825	334,166
Sumitomo Bakelite Co. Ltd.	43,000	288,608
Sumitomo Chemical Co. Ltd.	231,334	1,293,539
Sumitomo Corp.	139,842	1,330,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)
Japan continued
Sumitomo Electric Industries Ltd.	95,206	$1,177,432
Sumitomo Heavy Industries Ltd.	100,822	567,434
Sumitomo Metal Industries Ltd.	549,966	1,267,150
Sumitomo Metal Mining Co. Ltd.	84,065	640,020
Sumitomo Mitsui Financial Group, Inc.	630	5,175,101
Sumitomo Osaka Cement Co. Ltd.	97,144	275,136
Sumitomo Realty & Development Co. Ltd.	54,000	695,368
Sumitomo Rubber Industries Ltd.	18,000	191,628
Sumitomo Trust & Banking Co. Ltd.	200,344	1,399,405
Suzuken Co. Ltd.	10,760	303,771
T&D Holdings, Inc.	30,550	1,755,547
Taiheiyo Cement Corp.	100,684	342,012
Taisei Corp.	135,594	496,407
Taisho Pharmaceutical Co. Ltd.	25,524	512,542
Taiyo Nippon Sanso Corp. Tokyo	33,000	197,147
Taiyo Yuden Co. Ltd.	10,000	118,754
Takara Holdings, Inc.	28,551	186,688
Takashimaya Co. Ltd.	50,000	557,344
Takeda Pharamaceutical Co. Ltd.	124,842	6,787,453
Takefuji Corp.	15,181	1,068,690
Takuma Co. Ltd.	3,000	21,802
Tanabe Seiyaku Co. Ltd.	24,000	232,773
TDK Corp.	17,425	1,301,243
Teijin Ltd	125,341	670,044
Teikoku Oil Co. Ltd.	45,000	381,125
Terumo Corp.	22,512	649,898
The Daimaru, Inc.	29,000	296,057
The Goodwill Group, Inc.	25	41,664
The Suruga Bank Ltd.	29,000	267,534
THK Co. Ltd.	11,600	264,629
TIS, Inc.	5,600	168,296
Tobu Railway Co. Ltd.	125,297	483,814
Toda Corp.	9,762	44,984
Toho Co. Ltd.	16,554	254,627
Tohoku Electric Power Co., Inc.	64,190	1,402,976
Tokuyama Corp.	20,000	175,764
Tokyo Broadcasting System, Inc.	2,000	38,796
Tokyo Electric Power Co.	165,818	4,107,451
Tokyo Electron Ltd.	24,718	1,404,655
Tokyo Gas Co. Ltd.	352,395	1,325,414
Tokyo Steel Manufacturing Co. Ltd.	12,200	176,989
Tokyo Style Co. Ltd.	5,000	53,093
Tokyo Tatemono Co. Ltd.	22,000	165,491
Tokyu Corp.	125,954	595,321
Tokyu Land Corp.	51,000	287,497
TonenGeneral Sekiyu KK	51,856	572,365
Toppan Printing Co. Ltd	77,013	772,188
Toray Industries, Inc.	178,883	822,682
Toshiba Corp.	394,880	1,567,918
Tosoh Corp.	53,816	217,604
Toto Ltd.	55,185	441,755
Toyo Seikan Kaisha Ltd.	20,300	306,885

	Shares	Value (Note 1)
Toyo Suisan Kaisha Ltd.	20,000	$355,352
Toyobo Co. Ltd.	85,000	198,941
Toyoda Gosei Co. Ltd.	7,500	126,017
Toyota Industries Corp.	24,986	707,667
Toyota Motor Corp.	406,251	16,652,229
Toyota Tsusho Corp.	18,000	320,473
Trend Micro, Inc.	13,000	454,618
Ube Industries Ltd.	163,605	399,304
UFJ Holdings, Inc. (a)	565	3,550,335
Uni Charm Corp.	4,360	194,163
Uniden Corp.	4,000	62,000
UNY Co. Ltd.	30,000	355,716
Ushio, Inc.	16,000	317,650
USS Co. Ltd.	2,400	169,170
Wacoal Corp.	21,000	288,781
West Japan Railway Co	234	843,884
World Co. Ltd.	9,200	392,946
Yahoo! Japan Corp	563	1,333,072
Yakult Honsha Co. Ltd.	12,066	290,094
Yamada Denki Co. Ltd.	10,525	678,621
Yamaha Corp.	26,143	453,547
Yamaha Motor Co. Ltd. (a)	28,700	542,340
Yamato Transport Co. Ltd.	59,232	895,440
Yamazaki Baking Co. Ltd.	8,000	68,775
Yaskawa Electric Corp. (a)(d)	20,000	158,096
Yokogawa Electric Corp. (a)	35,000	463,133
Zeon Corp.	25,000	271,614
TOTAL JAPAN		299,736,567

Luxembourg 0.2%
Arcelor SA	69,290	1,521,784
Oriflame Cosmetics SA unit	2,300	55,552
Stolt Offshore SA (a)	31,600	402,900
Stolt Nielsen SA	3,950	152,661
TOTAL LUXEMBOURG		2,132,897

Netherlands – 3.5%
ABN AMRO Holding NV	246,833	5,961,017
Aegon NV	193,374	2,712,820
Akzo Nobel NV	37,028	1,516,808
ASML Holding NV (a)	73,745	1,246,290
Buhrmann NV	12,785	155,697
Corio NV	5,252	304,957
DSM NV	11,082	858,697
EADS NV	31,533	1,064,495
Euronext NV	15,281	616,918
Getronics NV	13,228	153,911
Hagemeyer NV (a)	81,351	221,829
Heineken NV (Bearer)	30,119	973,281
IHC Caland NV	3,841	307,575
ING Groep NV (Certificaten Van
Aandelen)	260,768	7,619,641
James Hardie Industries NV	86,321	561,451
Koninklijke Ahold NV (a)	221,874	1,981,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)
Netherlands – continued
Koninklijke KPN NV	301,517	$2,849,725
Koninklijke Numico NV (Certificaten
Van Aandelen) (a)	20,723	859,377
Koninklijke Philips Electronics NV	190,765	5,064,810
Oce NV	18,965	285,714
QIAGEN NV (a)	18,885	237,906
Randstad Holdings NV	8,713	331,116
Reed Elsevier NV	91,504	1,278,053
Rodamco Europe NV	6,106	519,838
STMicroelectronics NV	97,030	1,606,816
TNT NV	49,798	1,278,020
Unilever NV (Certificaten Van
Aandelen)	81,417	5,615,511
Vedior NV (Certificaten Van Aandelen)	27,506	398,435
VNU NV	31,364	963,592
Wereldhave NV	3,105	326,985
Wolters Kluwer NV (Certificaten Van
Aandelen)	35,562	666,948
TOTAL NETHERLANDS		48,539,568

New Zealand – 0.2%
Auckland International Airport Ltd.	169,844	245,756
Carter Holt Harvey Ltd.	178,794	315,920
Contact Energy Ltd.	45,065	232,300
Fisher & Paykel Appliances Holdings
Ltd.	11,536	27,526
Fisher & Paykel Healthcare Corp.	122,393	299,702
Fletcher Building Ltd.	56,191	286,133
Kiwi Income Property Trust	135,107	109,025
Sky City Entertainment Group Ltd.	48,532	163,067
Sky Network Television Ltd. New (a)	9,874	40,938
Telecom Corp. of New Zealand Ltd.	234,735	995,571
The Warehouse Group Ltd.	10,165	26,729
Tower Ltd. (a)	15,726	23,192
Vector Ltd. (a)	24,000	54,595
Waste Management NZ Ltd.	7,286	32,185
TOTAL NEW ZEALAND		2,852,639

Norway 0.7%
DnB NOR ASA	91,959	969,621
Norsk Hydro ASA	21,037	2,258,532
Norske Skogindustrier AS (A Shares)	16,800	287,112
Orkla ASA (A Shares)	27,619	1,108,571
Petroleum Geo Services ASA (a)	8,790	263,231
ProSafe ASA	3,600	145,626
Schibsted ASA (B Shares)	11,400	316,369
Smedvig ASA (A Shares)	1,800	43,462
Statoil ASA	93,928	2,290,029
Storebrand ASA (A Shares)	28,850	287,233
TANDBERG ASA	25,950	317,357
TANDBERG Television ASA (a)	9,500	136,289
Telenor ASA	116,808	1,071,381

	Shares	Value (Note 1)
Tomra Systems AS	11,500	$73,926
Yara International ASA	30,617	508,843
TOTAL NORWAY		10,077,582

Portugal 0.3%
Banco Comercial Portugues SA (Reg.) .	274,079	737,216
Banco Espirito Santo SA (BES) (Reg.)	21,873	354,622
BPI SGPS SA	77,418	333,372
Brisa Auto Estradas de Portugal SA	49,914	424,946
Cimpor Cimentos de Portugal SGPS SA	31,922	181,180
Energias de Portugal SA	261,522	735,708
Jeronimo Martins SGPS SA	1,860	27,058
Portugal Telecom SGPS SA (Reg.)	102,874	977,369
PT Multimedia SGPS SA	4,308	41,992
Sonae SGPS SA	169,057	264,911
TOTAL PORTUGAL		4,078,374

Singapore – 0.8%
Allgreen Properties Ltd.	15,000	11,240
Ascendas Real Estate Investment Trust
(A REIT)	207,100	275,895
CapitaLand Ltd.	224,000	388,998
CapitaMall Trust	139,000	199,227
Chartered Semiconductor
Manufacturing Ltd. (a)(d)	48,800	31,925
City Developments Ltd.	49,000	247,703
ComfortDelgro Corp. Ltd.	232,784	199,357
Cosco Investment (Singapore) Ltd.	58,000	81,061
Creative Technology Ltd. (Singapore)	3,000	24,800
Datacraft Asia Ltd.	11,000	10,450
DBS Group Holdings Ltd.	152,361	1,413,561
Fraser & Neave Ltd.	19,630	194,963
Haw Par Corp. Ltd.	6,000	18,020
Jardine Cycle & Carriage Ltd.	19,272	128,369
Keppel Corp. Ltd.	92,000	634,690
Keppel Land Ltd.	26,000	53,192
Neptune Orient Lines Ltd.	105,000	202,325
Olam International Ltd.	211,000	135,526
Oversea Chinese Banking Corp. Ltd.	335,968	1,248,803
Overseas Union Enterprises Ltd.	6,000	33,721
Parkway Holdings Ltd.	22,000	26,168
SembCorp Industries Ltd.	138,130	230,840
SembCorp Logistics Ltd.	16,784	16,071
Sembcorp Marine Ltd.	24,000	39,966
Singapore Airlines Ltd.	81,170	569,631
Singapore Exchange Ltd.	54,000	74,828
Singapore Land Ltd.	6,000	19,091
Singapore Petroleum Co. Ltd.	24,000	77,790
Singapore Post Ltd.	269,000	163,181
Singapore Press Holdings Ltd.	270,021	725,859
Singapore Technologies Engineering Ltd.	152,161	235,284
Singapore Telecommunications Ltd.	924,187	1,418,063
SMRT Corp. Ltd.	112,000	71,938
STATS ChipPAC Ltd. (a)	183,000	113,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)
Singapore – continued
Suntec (REIT)	300,000	$205,180
United Overseas Bank Ltd.	149,846	1,265,463
United Overseas Land Ltd.	29,984	41,549
Venture Corp. Ltd.	30,808	280,331
Want Want Holdings Ltd.	53,000	60,420
Wing Tai Holdings Ltd.	39,000	28,529
TOTAL SINGAPORE		11,197,196

Spain 3.7%
Abertis Infraestructuras SA	29,917	785,511
Acerinox SA (Reg.)	26,196	383,661
Actividades de Construccion y Servicios
SA (ACS)	35,320	1,060,727
Aguas de Barcelona SA	11,232	256,384
Altadis SA (Spain)	38,926	1,687,253
Antena 3 Television SA	14,272	281,752
Azucarera Ebro Agricolas SA	8,948	156,002
Banco Bilbao Vizcaya Argentaria SA	477,060	7,976,443
Banco Popular Espanol SA (Reg.)	120,865	1,479,362
Banco Santander Central Hispano SA .	829,927	10,232,999
Cintra Concesiones de Infrastructuras
de Transporte SA	28,817	376,892
Corporacion Mapfre SA (Reg.)	16,065	264,819
Endesa SA	129,033	2,914,856
Fomento Construcciones y Contratas SA
(FOCSA)	6,383	367,006
Gas Natural SDG SA Series E	22,706	674,620
Grupo Acciona SA	3,541	396,056
Grupo Auxiliar Metalurgico SA (Gamesa)	8,091	121,294
Grupo Ferrovial SA	9,779	756,527
Iberdrola SA	108,835	2,801,207
Iberia Lineas Aereas de Espana SA	53,405	144,966
Inditex SA	27,213	742,046
Indra Sistemas SA	24,240	490,799
Inmobiliaria Colonial	3,441	196,787
Metrovacesa SA	9,048	612,339
NH Hoteles SA	8,457	127,825
Promotora de Informaciones SA (PRISA)	11,702	216,145
Repsol YPF SA	130,840	3,867,630
Sogecable SA (a)(d)	3,747	130,976
Telefonica Publicidad e Informacion SA	24,682	214,700
Telefonica SA	633,568	10,513,005
Union Fenosa SA	31,785	925,543
Vallehermoso SA	11,361	291,289
Zeltia SA (d)	33,770	232,919
TOTAL SPAIN		51,680,340

Sweden 2.3%
Alfa Laval AB	11,300	194,415
Assa Abloy AB (B Shares)	47,043	631,930
Atlas Copco AB:
(A Shares)	47,280	816,575
(B Shares)	30,855	473,687

	Shares	Value (Note 1)
Axfood AB	1,200	$30,175
Billerud AB	2,900	36,077
Capio AB (a)	5,454	99,610
Castellum AB	7,500	264,525
D. Carnegie & Co. AB	4,190	48,937
Electrolux AB (B Shares)	41,069	923,998
Elekta AB (B Shares)	2,098	94,682
Eniro AB	24,815	279,152
Fabege AB (NEW)	12,765	225,533
Gambro AB:
(A Shares)	20,900	297,346
(B Shares)	22,400	318,687
Getinge AB (B Shares)	22,000	305,717
Hennes & Mauritz AB (H&M) (B Shares)	63,821	2,221,403
Hoganas AB (A Shares)	5,300	133,973
Holmen AB (B Shares)	7,300	218,826
Lundin Petroleum AB (a)	28,400	350,490
Modern Times Group AB (MTG)
(B Shares) (a)	10,400	373,002
Nordea Bank AB	287,773	2,789,753
OMX AB (a)	5,500	70,970
Sandvik AB	26,866	1,189,343
SAS AB (a)	3,600	34,899
Scania AB (B Shares)	14,504	524,993
Securitas AB (B Shares)	39,108	634,030
Skandia Foersaekrings AB	144,248	788,439
Skandinaviska Enskilda Banken AB
(A Shares)	71,175	1,295,204
Skanska AB (B Shares)	60,869	787,446
SKF AB (B Shares)	62,600	764,273
SSAB Swedish Steel AB:
(A Shares)	3,420	94,145
(B Shares)	7,020	181,632
Svenska Cellulosa AB (SCA) (B Shares)	27,304	972,046
Svenska Handelsbanken AB (A Shares)	69,064	1,508,147
Swedish Match Co.	46,250	587,612
TELE2 AB (B Shares)	49,959	545,476
Telefonaktiebolaget LM Ericsson
(B Shares)	2,089,573	7,292,610
Telelogic AB (a)	49,000	114,134
TeliaSonera AB	267,135	1,332,847
Trelleborg AB (B Shares)	9,000	151,866
Volvo AB:
(A Shares)	13,940	577,451
(B Shares)	31,522	1,351,658
Wihlborgs Fastigheter AB (a)	2,553	62,676
WM Data AB (B Shares)	13,000	36,302
TOTAL SWEDEN		32,026,692

Switzerland 6.7%
ABB Ltd. (Reg.) (a)	269,310	1,941,360
Adecco SA	16,302	776,719
Ciba Specialty Chemicals, Inc.	11,006	670,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)
Switzerland – continued
Clariant AG (Reg.)	37,465	$536,260
Compagnie Financiere Richemont unit .	72,950	2,766,056
Credit Suisse Group (Reg.)	173,880	7,584,646
Geberit AG (Reg.)	773	568,632
Givaudan AG	1,168	747,434
Holcim Ltd. (Reg.)	26,455	1,712,967
Kudelski SA (Bearer)	4,500	182,289
Kuoni Reisen Holding AG Class B (Reg.)	240	92,963
Logitech International SA (Reg.) (a)	15,398	570,956
Lonza Group AG	5,784	330,007
Micronas Semiconductor Holding AG (a)	3,473	146,641
Nestle SA (Reg.)	57,625	16,174,794
Nobel Biocare Holding AG (Switzerland)	3,589	784,168
Novartis AG (Reg.)	337,266	16,441,718
Phonak Holding AG	5,068	193,983
PSP Swiss Property AG	8,642	389,012
Rieter Holding AG (Reg.)	823	246,103
Roche Holding AG (participation
certificate)	100,215	13,840,946
Schindler Holding AG	688	275,408
Serono SA Series B	1,010	675,488
SIG Holding AG	1,512	380,999
Societe Generale de Surveillance
Holding SA (SGS) (Reg.)	729	566,784
Straumann Holding AG	751	171,723
Sulzer AG (Reg.)	305	144,833
Swiss Reinsurance Co. (Reg.)	44,578	2,872,216
Swisscom AG (Reg.)	3,640	1,224,895
Syngenta AG (Switzerland)	15,630	1,662,647
The Swatch Group AG:
(Bearer)	4,526	627,984
(Reg.)	12,039	343,203
UBS AG (Reg.)	152,635	12,531,334
Unaxis Holding AG (Reg.) (a)	1,400	199,833
Valora Holding AG	715	133,131
Zurich Financial Services AG	21,150	3,739,049
TOTAL SWITZERLAND		92,247,256

United Kingdom – 24.9%
3i Group PLC	80,884	1,023,053
Aegis Group PLC	170,932	357,511
Aggreko PLC	43,472	164,015
Alliance Unichem PLC	31,578	469,728
AMEC PLC	51,507	334,331
Amvescap PLC	105,080	695,335
Anglo American PLC (United Kingdom)	202,473	5,118,267
ARM Holdings PLC	204,390	423,804
Arriva PLC	21,148	215,630
Associated British Ports Holdings PLC	33,528	279,442
AstraZeneca PLC (United Kingdom)	228,265	10,527,582
Aviva PLC	324,596	3,584,735
BAA PLC	146,306	1,613,119
BAE Systems PLC	471,945	2,784,703

	Shares	Value (Note 1)
Balfour Beatty PLC	68,552	$409,434
Barclays PLC	894,874	9,015,849
Barratt Developments PLC	41,107	524,014
BBA Group PLC	68,695	379,633
Bellway PLC	10,773	168,991
Berkeley Group Holdings PLC unit	21,080	329,722
BG Group PLC	482,881	4,348,940
BHP Billiton PLC	341,319	5,071,021
BOC Group PLC	62,146	1,173,188
Boots Group PLC	115,654	1,286,630
Bovis Homes Group PLC	11,179	124,264
BP PLC	2,976,615	33,923,478
BPB PLC	65,556	864,638
Brambles Industries PLC	106,842	637,162
Britannic Group PLC	19,545	220,959
British Airways PLC (a)	71,359	357,580
British American Tobacco PLC	215,428	4,377,496
British Land Co. PLC	71,034	1,132,208
British Sky Broadcasting Group PLC
(BSkyB)	169,168	1,738,605
Brixton PLC	20,014	134,692
BT Group PLC	1,227,261	4,799,813
Bunzl PLC	50,004	491,821
Cable & Wireless PLC	302,260	824,297
Cadbury Schweppes PLC	281,293	2,774,304
Capita Group PLC	100,767	661,798
Carnival PLC	23,363	1,211,839
Cattles PLC	36,852	193,358
Centrica PLC	535,047	2,409,379
Close Brothers Group PLC	18,076	259,432
Cobham PLC	162,610	406,074
Compass Group PLC	317,255	1,425,776
Cookson Group PLC (a)	19,288	112,244
Corus Group PLC (a)	598,938	512,960
Daily Mail & General Trust PLC Class A	53,550	637,252
Davis Service Group PLC	27,173	216,922
De La Rue PLC	39,790	259,711
Diageo PLC	423,756	6,113,740
Dixons Group PLC	286,173	780,426
Eircom Group PLC	81,282	188,043
Electrocomponents PLC	71,601	338,565
EMAP PLC	40,012	585,085
EMI Group PLC	116,688	545,447
Enterprise Inns PLC	46,174	687,678
Exel PLC	39,506	715,875
First Choice Holidays PLC	46,831	170,988
FirstGroup PLC	41,821	236,019
FKI PLC	137,084	261,999
Friends Provident PLC	280,177	877,738
Gallaher Group PLC	85,938	1,309,265
George Wimpey PLC	61,706	456,440
GKN PLC	113,954	590,711
GlaxoSmithKline PLC	822,588	20,038,243
Great Portland Estates PLC	24,961	164,947
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Common Stocks continued
	Shares	Value (Note 1)
United Kingdom – continued
Group 4 Securicor PLC
(United Kingdom)	148,450	$412,870
GUS PLC	142,867	2,344,127
Hammerson PLC	37,534	608,404
Hanson PLC	99,393	1,036,733
Hays PLC	247,439	584,450
HBOS PLC	548,723	8,602,616
Hilton Group PLC	209,624	1,188,692
HMV Group PLC	76,140	345,270
HSBC Holdings PLC (United Kingdom)
(Reg.)	1,561,290	25,242,942
Icap PLC	58,215	333,000
IMI PLC	41,120	326,964
Imperial Chemical Industries PLC	150,892	786,950
Imperial Tobacco Group PLC	98,054	2,722,662
Inchcape PLC	10,881	406,113
InterContinental Hotel Group PLC	59,298	798,672
International Power PLC	216,584	908,916
Intertek Group PLC	15,417	209,733
Invensys PLC (a)	974,020	259,041
iSoft Group PLC	21,129	173,911
ITV PLC	547,570	1,150,200
J. Sainsbury PLC	182,038	929,693
Johnson Matthey PLC	28,405	580,273
Kelda Group PLC	48,374	590,921
Kesa Electricals PLC	84,921	401,166
Kingfisher PLC	310,014	1,404,414
Land Securities Group PLC	59,965	1,534,221
Legal & General Group PLC	880,501	1,766,191
Liberty International PLC	35,864	625,630
Lloyds TSB Group PLC	788,412	6,482,251
LogicaCMG PLC	96,344	309,209
London Stock Exchange PLC	35,961	367,640
Man Group PLC	38,496	1,141,798
Marconi Corp. PLC (a)	31,876	162,077
Marks & Spencer Group PLC	242,055	1,556,990
Meggitt PLC	79,014	439,864
MFI Furniture Group PLC	108,759	226,493
Misys PLC	52,378	213,435
Mitchells & Butlers PLC	72,566	477,894
National Express Group PLC Class L	24,250	360,723
National Grid Transco PLC	388,470	3,670,258
Next PLC	37,905	1,030,637
Pearson PLC	115,134	1,386,717
Peninsular & Oriental Steam
Navigation Co.	108,255	618,750
Persimmon PLC	37,683	562,919
Pilkington PLC	145,869	347,172
Premier Farnell PLC	32,667	103,664
Provident Financial PLC	38,167	441,117
Prudential PLC	342,546	3,126,740
Punch Taverns Ltd.	31,150	432,471
Rank Group PLC	93,290	477,707

	Shares	Value (Note 1)
Reckitt Benckiser PLC	82,452	$ 2,551,093
Reed Elsevier PLC	172,260	1,615,086
Rentokil Initial PLC	230,707	673,882
Reuters Group PLC	208,095	1,366,687
Rexam PLC	71,245	646,466
Rio Tinto PLC (Reg.)	150,749	5,394,929
Rolls Royce Group PLC	203,991	1,241,345
Royal & Sun Alliance Insurance Group
PLC	395,575	661,531
Royal Bank of Scotland Group PLC	442,580	12,935,481
Royal Dutch Shell PLC:
Class A	578,500	18,879,466
Class B	385,973	13,072,908
SABMiller PLC	129,618	2,286,830
Sage Group PLC	205,842	848,063
Schroders PLC	16,758	263,328
Scottish & Newcastle PLC	112,947	935,258
Scottish & Southern Energy PLC	119,672	2,127,538
Scottish Power PLC	255,938	2,314,267
Serco Group PLC	62,072	300,502
Severn Trent PLC	43,502	763,185
Signet Group PLC	264,787	520,392
Slough Estates PLC	57,689	569,488
Smith & Nephew PLC	122,426	1,192,430
Smiths Group PLC	77,519	1,268,418
SSL International PLC	16,114	83,095
Stagecoach Group PLC	148,026	288,250
Tate & Lyle PLC	65,105	540,570
Taylor Woodrow PLC	84,063	484,644
Tesco PLC	1,096,806	6,451,907
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	122,243	619,353
Travis Perkins PLC	13,435	379,590
Trinity Mirror PLC	35,722	399,333
Unilever PLC	374,961	3,809,606
United Business Media PLC	38,654	388,550
United Utilities PLC	131,894	1,520,804
Vodafone Group PLC	8,985,743	24,486,182
Whitbread PLC	41,773	749,046
William Hill PLC	47,547	503,233
Wolseley PLC	82,123	1,670,251
WPP Group PLC	178,346	1,843,028
Yell Group PLC	92,644	754,611
TOTAL UNITED KINGDOM		342,679,875

United States of America – 0.1%
Synthes, Inc.	7,422	893,682
TOTAL COMMON STOCKS
(Cost $1,183,102,124)		1,328,990,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund Investments (Unaudited) - continued

Nonconvertible Preferred Stocks 0.4%
	Shares	Value (Note 1)
Germany 0.2%
Fresenius Medical Care AG	4,050	$ 314,767
Henkel KGaA	8,656	819,599
Porsche AG (non vtg.)	1,071	835,238
ProSiebenSat.1 Media AG	15,631	276,180
RWE AG (non vtg.)	7,200	417,535
Volkswagen AG	15,102	599,816
TOTAL GERMANY		3,263,135

Italy 0.2%
Banca Intesa Spa (Risp)	131,341	585,019
Telecom Italia Spa (Risp)	808,844	2,125,723
TOTAL ITALY		2,710,742

TOTAL NONCONVERTIBLE PREFERRED
STOCKS
(Cost $4,781,870)		5,973,877

Government Obligations 0.3%
	Principal
	Amount
United States of America – 0.3%
U.S. Treasury Bills, yield at date of
purchase 3% 9/22/05 (e)
(Cost $3,992,740)	$ 4,000,000	3,992,360

Money Market Funds 2.3%
	Shares
Fidelity Cash Central Fund, 3.6% (b) 27,969,371		27,969,371
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	3,211,249	3,211,249
TOTAL MONEY MARKET FUNDS
(Cost $31,180,620)		31,180,620

TOTAL INVESTMENT PORTFOLIO 99.4%
(Cost $1,223,057,354)	1,370,137,470

NET OTHER ASSETS 0.6%		8,616,804
NET ASSETS 100%	$ 1,378,754,274

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
121 British Pound
Contracts (United
Kingdom)	Sept. 2005	$13,626,113	$ (122,261)
6 CAC 40 Index
Contracts (France)	Sept. 2005	325,996	(7,396)
1 DAX 100 Index
Contracts (Germany)	Sept. 2005	149,280	(4,711)
312 Dow Jones Euro
Stoxx 50 Index
Contracts (Germany)	Sept. 2005	12,588,231	(180,004)
142 FTSE 100 Index
Contracts (United
Kingdom)	Sept. 2005	13,556,953	37,264
5 Hang Seng 100
Index Contracts
(Hong Kong)	Sept. 2005	479,184	1,132
1 MIB 30 Index
Contracts (Italy)	Sept. 2005	206,824	(3,336)
7 MSCI Index
Contracts
(Singapore)	Sept. 2005	224,556	(383)
79 Nikkei 225 Index
Contracts (Japan)	Sept. 2005	4,943,425	115,488
101 OMX Index
Contracts (Sweden)	Sept. 2005	1,135,515	(13,829)
30 Share Price Index
200 Contracts
(Australia)	Sept. 2005	2,512,086	18,188
52 TOPIX 150 Index
Contracts (Japan)	Sept. 2005	5,968,831	245,661

TOTAL EQUITY INDEX
CONTRACTS		$ 55,716,994	$85,813

The face value of futures purchased as a percentage of net assets – 4%

Forward Foreign Currency Contracts
	Settlement	Value	Unrealized
	Dates	(Note 1)	Appreciation/
			(Depreciation)
Contracts to Buy
3,422,200 AUD	Oct. 2005	$ 2,576,383	$(24,081)
10,795,000 EUR	Oct. 2005	13,345,936	58,975
1,215,745,000 JPY	Oct. 2005	11,034,843	5,777
8,693,000 SEK	Oct. 2005	1,153,593	8,802

(Payable Amount $28,061,282)		$ 28,110,755	$49,473

The value of contracts to buy as a percentage of net assets – 2.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Currency Abbreviations

AUD — Australian dollar EUR — European Monetary Unit JPY — Japanese yen SEK Swedish krona

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,992,360.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $42,478,099 of which $4,764,118 and $37,713,981 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

101 Semiannual Report

Spartan International Index Fund Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$3,085,072) (cost
$1,223,057,354) — See accom-
panying schedule		$1,370,137,470
Foreign currency held at value (cost
$6,573,295)			6,568,247
Receivable for investments sold			2,422,602
Unrealized appreciation on foreign
currency contracts			73,554
Receivable for closed foreign
currency contracts			588,273
Receivable for fund shares sold			2,734,307
Dividends receivable			3,512,002
Interest receivable			96,101
Receivable for daily variation on fu-
tures contracts			414,963
Receivable from investment adviser
for expense reductions			115,122
Other affiliated receivables			694
Other receivables			11,485
Total assets			1,386,674,820

Liabilities
Payable for investments purchased	. $	3,324,176
Unrealized depreciation on foreign
currency contracts		24,081
Payable for fund shares redeemed	.	1,135,594
Accrued management fee		225,446
Collateral on securities loaned, at
value		3,211,249
Total liabilities			7,920,546

Net Assets		$ 1,378,754,274
Net Assets consist of:
Paid in capital		$1,270,301,309
Undistributed net investment income			22,302,612
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(61,053,198)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			147,203,551
Net Assets, for 41,176,554 shares
outstanding		$ 1,378,754,274
Net Asset Value, offering price and
redemption price per share
($1,378,754,274 ÷ 41,176,554
shares)			$33.48

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$25,286,141
Interest		608,623
Security lending		134,711
		26,029,475
Less foreign taxes withheld		(2,507,408)
Total income		23,522,067

Expenses
Management fee	$1,248,363
Independent trustees’ compensation	2,645
Miscellaneous	2,079
Total expenses before reductions	1,253,087
Expense reductions	(641,659)	611,428

Net investment income (loss)		22,910,639
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	2,093,455
Foreign currency transactions	(2,616,747)
Futures contracts	2,973,871
Total net realized gain (loss)		2,450,579
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	16,100,084
Assets and liabilities in foreign
currencies	78,410
Futures contracts	62,375
Total change in net unrealized ap-
preciation (depreciation)		16,240,869
Net gain (loss)		18,691,448
Net increase (decrease) in net as-
sets resulting from operations		$41,602,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,910,639	$ 15,697,701
Net realized gain (loss)	2,450,579	7,822,886
Change in net unrealized appreciation (depreciation)	16,240,869	114,875,267
Net increase (decrease) in net assets resulting from operations	41,602,087	138,395,854
Distributions to shareholders from net investment income	(2,975,304)	(14,806,537)
Distributions to shareholders from net realized gain	(2,603,383)	(2,000,569)
Total distributions	(5,578,687)	(16,807,106)
Share transactions
Proceeds from sales of shares	338,876,911	619,234,446
Reinvestment of distributions	5,218,836	15,774,278
Cost of shares redeemed	(182,471,281)	(132,384,932)
Net increase (decrease) in net assets resulting from share transactions	161,624,466	502,623,792
Redemption fees	125,171	190,748
Total increase (decrease) in net assets	197,773,037	624,403,288

Net Assets
Beginning of period	1,180,981,237	556,577,949
End of period (including undistributed net investment income of $22,302,612 and undistributed net investment income
of $2,367,277, respectively)	$ 1,378,754,274	$ 1,180,981,237

Other Information
Shares
Sold	10,569,408	20,484,779
Issued in reinvestment of distributions	162,631	515,618
Redeemed	(5,677,820)	(4,470,909)
Net increase (decrease)	5,054,219	16,529,488

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004F	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 32.69	$ 28.41	$ 18.91	$ 23.41	$ 29.38	$ 36.26
Income from Investment Operations
Net investment income (loss)D		59.64	.47	.41	.41	.51
Net realized and unrealized gain (loss)	35	4.25	9.57	(4.52)	(6.07)	(7.03)
Total from investment operations	94	4.89	10.04	(4.11)	(5.66)	(6.52)
Distributions from net investment income	(.08)	(.55)	(.55)	(.39)	(.32)	(.29)
Distributions from net realized gain	(.07)	(.07)	—	—	—	(.06)
Distributions in excess of net realized gain	—	—	—	—	—	(.02)
Total distributions	(.15)	(.62)	(.55)	(.39)	(.32)	(.37)
Redemption fees added to paid in capitalD	—G	.01	.01	G	.01	.01
Net asset value, end of period	$ 33.48	$ 32.69	$ 28.41	$ 18.91	$ 23.41	$ 29.38
Total ReturnB,C	2.90%	17.41%	53.55%	(17.65)%	(19.26)%	(18.04)%
Ratios to Average Net AssetsE
Expenses before expense reductions	20%A	.58%	.60%	.58%	.56%	.56%
Expenses net of voluntary waivers, if any	10%A	.25%	.47%	.40%	.35%	.35%
Expenses net of all reductions	10%A	.25%	.47%	.39%	.35%	.35%
Net investment income (loss)	1.83%H	2.19%	1.99%	1.87%	1.60%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,378,754	$1,180,981	$ 556,578	$ 327,245	$ 305,235	$ 345,448
Portfolio turnover rate	2%A	6%	31%	19%	12%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FFor the year ended February 29. GAmount represents less than $.01 per share. HRatio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, non taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

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1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for			Net Unrealized
	Federal Income	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Spartan Total Market Index	$ 2,965,574,989	$ 704,311,765	$ (377,671,630)	$ 326,640,135
Spartan Extended Market Index	1,601,652,964	433,259,789	(213,691,946)	219,567,843
Spartan International Index	1,244,391,592	212,344,660	(86,598,782)	125,745,878

Short Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of redemption fees attributable to redemptions from the Fidelity Four in One Index Fund. For the period these fees totaled $3,673 and $4,897, respectively.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign denominated securities and to manage the fund’s currency exposure. Contracts to sell generally are used to hedge the fund’s investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption “Forward Foreign Currency Contracts.” This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts’ terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recog nized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption “Forward Foreign Currency Contracts.”

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund’s Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund’s Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. A fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap con tracts. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund’s Schedule of Investments under the caption “SWAP Agreements”.

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Notes to Financial Statements (Unaudited) continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	284,704,940	45,228,975
Spartan Extended Market Index	190,929,997	96,267,759
Spartan International Index	170,016,589	13,088,743

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly man agement fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees. Each fund’s management fee is equal to the following annual rate of average net assets:

Spartan Total Market Index	10%
Spartan Extended Market Index	10%
Spartan International Index	20%

Sub Adviser. Geode Capital Management, LLC (Geode), serves as sub adviser for the funds. Geode provides discretionary investment advisory services to the funds and is paid by FMR for providing these services.

Affiliated Central Funds.

Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income
Distributions
Spartan Total Market Index	$ 798,342
Spartan Extended Market Index	437,118
Spartan International Index	551,509

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commit ment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

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7. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense	Reimbursement
	Limitation	from adviser
Spartan International Index	10%	$ 627,298

In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense	Transfer Agent
	reduction	expense reduction
Spartan Total Market Index	$ 1,040	$ 16,120
Spartan Extended Market Index	2,683	19,663
Spartan International Index	—	14,361

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Four in One Index Fund was the owner of approximately 11% of the total outstanding shares of Spartan International Index Fund.

9. New Share Class and Fee Arrangements.

On September 15, 2005, the Trustees of the funds approved amended fund management fee and expense contract arrangements for the existing class (re designated as the Investor Class) and a new share class. The new class, the Fidelity Advantage Class, was approved by the Trustees on July 21, 2005 and will commence operations on October 14, 2005.

Under the new fee arrangements, Spartan Total Market Index and Spartan Extended Market Index Funds’ management fee will decrease from .10% to ..07% of average net assets. The new expense contract will continue to limit the total expenses (excluding certain expenses) of the Investor Class to .10% and limit those of the Advantage Class to .07%.

Spartan International Index Fund’s management fee will decrease from .20% to .17% of average net assets under the new fee arrangement. The new expense contract will continue to limit the total expenses (excluding certain expenses) of the Investor Class to .20% and limit those of the Advantage Class to .17%, with an additional voluntary cap limiting the total expenses (subject to certain exclusions) of the Investor Class to .10% and those of the Advantage Class to .07%.

The new fee arrangements will be effective on October 1, 2005.

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Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund / Spartan Extended Market Index Fund / Spartan International Index Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of com pliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limita tions on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

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Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods and the third quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with narrower investment mandates than those of the fund, which is managed to track the performance of a specified broad securities index. The Board also stated that the relative invest ment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one and three year periods and the second quartile for the five year period. The Board noted that FMR does not consider that

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with narrower investment mandates than those of the fund, which is managed to track the performance of a specified broad securities index. The Board also stated that the relative invest ment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one , three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with broader investment mandates than those of the fund, which is managed to track the performance of a specified securities index. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 38% would mean that 62% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

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The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points. The Board noted that, if the amended management contract had been in effect in 2004, the fund’s management fee would have ranked below the median of its ASPG.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points. The Board noted that, if the amended management contract had been in effect in 2004, the fund’s management fee would have ranked below the median of its ASPG.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 34 basis points to 20 basis points.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the new contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the management fee) at 10 basis points, and (ii) limit the total expenses of the fund’s existing class of shareholders to 10 basis points. These new contractual arrangements may not be increased without Board and shareholder approval. (Effective August 31, 2004, FMR had voluntarily agreed to limit each fund’s expenses to 10 basis points.)

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for Spartan International Index Fund that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the management fee) at 20 basis points, and (ii) limit the total expenses of the fund’s existing class of shareholders to 20 basis points. These new contractual arrangements may not be increased without Board and shareholder approval. In addition, FMR voluntarily agreed to further limit the expenses of the fund’s existing class of shareholders to 10 basis points. (Effective August 31, 2004, FMR had voluntarily agreed to limit the fund’s expenses to 10 basis points.)

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

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On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

On September 15, 2005, subsequent to approving the July renewal of each fund’s Advisory Contracts, the Board approved an amended and restated management contract (the Amended Contract) for each fund, effective October 1, 2005. In determining whether to approve the contracts, the Board considered that each Amended Contract lowered the management fee from 10 basis points to 7 basis points of the fund’s average daily net assets.

In connection with its approval, the Board also considered the management fees and total expenses of similar funds offered by other fund companies. At its meeting, the Board also approved an expense contract for Fidelity Advantage Class of each fund that obliges FMR to pay all class level expenses of Fidelity Advantage Class and limits the total expenses of the class’s shareholders to 7 basis points for Spartan Total Market Index Fund and Spartan Extended Market Index Fund and to 17 basis points for Spartan International Index Fund. The Board noted that the new contractual expense limits may not be increased without the approval of the Board and of Fidelity Advantage Class shareholders. In addition, the Board considered that FMR voluntarily agreed to further limit the expenses of Fidelity Advantage Class shareholders of Spartan International Index Fund to 7 basis points.

Based on its review, the Board concluded that the amended advisory fee structures are fair and reasonable, and the each fund’s Amended Contract should be approved.

113 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburg, PA

The Fidelity Telephone Connection

Mutual Fund 24 Hour Service

Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)	(automated_phone_logo) 1-800-544-5555

(automated_phone_logo) Automated line for quickest service

SIF-USAN-1005 1.790950.102

Spartan® U.S. Equity Index Fund

Semiannual Report August 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	24	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	28	Notes to the financial statements.
Board Approval of	33
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer sponsored retirement plan. Read the prospectus carefully before you invest or send money.

Retirement Plan Level Accounts
Corporate Clients	1-800-962-1375
“Not For Profit” Clients	1-800-343-0860
Financial and Other Institutions
Nationwide	1-800-221-5207
Other Investors	1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman’s Message

(photograph of Edward C Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and ser vice to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and partici pants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Actual	$1,000.00	$1,023.50	$.51
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,024.70	$.51

* Expenses are equal to the Fund’s annualized expense ratio of .10%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	3.4	3.6
General Electric Co.	3.1	3.2
Microsoft Corp.	2.5	2.4
Citigroup, Inc.	2.0	2.2
Pfizer, Inc.	1.7	1.8
Johnson & Johnson	1.7	1.7
Bank of America Corp.	1.5	1.7
Intel Corp.	1.4	1.3
American International Group, Inc.	1.4	1.5
Wal Mart Stores, Inc.	1.3	1.9
	20.0
Market Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	19.7	19.9
Information Technology	15.4	15.1
Health Care	13.2	12.5
Consumer Discretionary	11.2	11.3
Industrials	10.9	11.4
Consumer Staples	10.0	10.6
Energy	9.6	8.7
Utilities	3.5	3.0
Telecommunication Services	3.1	3.0
Materials	2.9	3.2

5 Semiannual Report

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.5%

	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 11.2%
Auto Components 0.2%
Cooper Tire & Rubber Co.	126,555	$2,139
Dana Corp.	297,296	4,002
Delphi Corp. (d)	1,110,371	6,163
Goodyear Tire & Rubber Co. (a)(d)	348,121	5,848
Johnson Controls, Inc.	379,965	22,790
Visteon Corp.	254,602	2,515
		43,457
Automobiles – 0.5%
Ford Motor Co.	3,641,311	36,304
General Motors Corp. (d)	1,118,848	38,253
Harley Davidson, Inc.	563,232	27,745
		102,302
Distributors – 0.1%
Genuine Parts Co.	345,166	15,816
Diversified Consumer Services – 0.2%
Apollo Group, Inc. Class A (a)	323,448	25,442
H&R Block, Inc.	653,948	17,624
		43,066
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. unit	1,042,664	51,445
Darden Restaurants, Inc.	288,278	9,055
Harrah’s Entertainment, Inc.	359,368	24,998
Hilton Hotels Corp.	755,542	17,506
International Game Technology (d)	680,185	18,855
Marriott International, Inc. Class A	392,714	24,823
McDonald’s Corp.	2,507,825	81,379
Starbucks Corp. (a)	771,234	37,821
Starwood Hotels & Resorts Worldwide, Inc. unit	427,610	24,930
Wendy’s International, Inc.	227,420	10,721
Yum! Brands, Inc.	573,290	27,162
		328,695
Household Durables – 0.7%
Black & Decker Corp.	158,329	13,505
Centex Corp.	253,113	17,148
D.R. Horton, Inc.	536,810	19,819
Fortune Brands, Inc.	287,778	25,031
KB Home	164,829	12,224
Leggett & Platt, Inc.	375,201	9,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Maytag Corp.	157,690	$2,980
Newell Rubbermaid, Inc.	544,707	12,762
Pulte Homes, Inc.	234,756	20,236
Snap-On, Inc.	114,348	4,059
The Stanley Works	149,068	6,820
Whirlpool Corp.	132,360	10,066
		153,734
Internet & Catalog Retail 0.4%
eBay, Inc. (a)	2,403,602	97,322
Leisure Equipment & Products – 0.2%
Brunswick Corp.	192,035	8,450
Eastman Kodak Co. (d)	568,066	13,844
Hasbro, Inc.	331,629	6,865
Mattel, Inc.	814,455	14,685
		43,844
Media – 3.6%
Clear Channel Communications, Inc.	1,008,917	33,597
Comcast Corp. Class A (a)	4,363,728	134,185
Dow Jones & Co., Inc.	140,333	5,733
Gannett Co., Inc.	491,434	35,737
Interpublic Group of Companies, Inc. (a)(d)	836,728	10,150
Knight-Ridder, Inc.	137,407	8,805
McGraw Hill Companies, Inc.	741,181	35,740
Meredith Corp.	88,936	4,367
News Corp. Class A	5,706,773	92,507
Omnicom Group, Inc.	362,826	29,186
The New York Times Co. Class A	287,964	9,195
Time Warner, Inc.	9,271,093	166,138
Tribune Co.	589,671	22,154
Univision Communications, Inc. Class A (a)	575,163	15,472
Viacom, Inc. Class B (non-vtg.)	3,190,075	108,431
Walt Disney Co.	4,038,919	101,740
		813,137
Multiline Retail – 1.1%
Big Lots, Inc. (a)(d)	224,943	2,657
Dillard’s, Inc. Class A	141,675	3,189
Dollar General Corp. (d)	597,019	11,379
Family Dollar Stores, Inc.	329,930	6,559
Federated Department Stores, Inc.	521,680	35,985

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
JCPenney Co., Inc.	520,950	$25,334
Kohl’s Corp. (a)	645,473	33,855
Nordstrom, Inc.	486,350	16,332
Sears Holdings Corp. (a)	202,299	27,484
Target Corp.	1,747,833	93,946
		256,720
Specialty Retail – 2.3%
AutoNation, Inc. (a)(d)	441,784	9,194
AutoZone, Inc. (a)	129,896	12,275
Bed Bath & Beyond, Inc. (a)	584,538	23,703
Best Buy Co., Inc. (d)	886,059	42,230
Circuit City Stores, Inc. (d)	378,457	6,392
Gap, Inc.	1,499,315	28,502
Home Depot, Inc.	4,246,742	171,229
Limited Brands, Inc.	752,252	16,534
Lowe’s Companies, Inc.	1,528,400	98,291
Office Depot, Inc. (a)	624,927	18,748
OfficeMax, Inc.	139,781	4,131
RadioShack Corp. (d)	268,630	6,732
Sherwin-Williams Co. (d)	247,671	11,482
Staples, Inc. (d)	1,457,472	32,006
Tiffany & Co., Inc.	284,303	10,639
TJX Companies, Inc. (d)	930,792	19,463
		511,551
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	746,176	24,766
Jones Apparel Group, Inc	238,664	6,726
Liz Claiborne, Inc.	214,774	8,812
NIKE, Inc. Class B	451,910	35,660
Reebok International Ltd.	110,979	6,248
VF Corp.	197,837	11,734
		93,946

TOTAL CONSUMER DISCRETIONARY		2,503,590

CONSUMER STAPLES – 10.0%
Beverages – 2.3%
Anheuser-Busch Companies, Inc.	1,536,118	68,065
Brown-Forman Corp. Class B (non-vtg.)	178,341	10,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Beverages – continued
Coca-Cola Enterprises, Inc.	698,118	$15,603
Constellation Brands, Inc. Class A (sub. vtg.) (a)	386,660	10,641
Molson Coors Brewing Co. Class B	155,313	9,957
Pepsi Bottling Group, Inc.	387,752	11,431
PepsiCo, Inc.	3,313,269	181,733
The Coca-Cola Co.	4,478,167	197,039
		504,568
Food & Staples Retailing – 2.7%
Albertsons, Inc. (d)	728,781	14,670
Costco Wholesale Corp.	945,099	41,055
CVS Corp. (d)	1,602,772	47,073
Kroger Co. (a)	1,441,944	28,464
Safeway, Inc.	886,806	21,044
SUPERVALU, Inc.	269,257	9,370
Sysco Corp.	1,252,535	41,810
Wal-Mart Stores, Inc.	6,619,619	297,618
Walgreen Co.	2,022,905	93,721
		594,825
Food Products 1.2%
Archer-Daniels Midland Co.	1,234,165	27,781
Campbell Soup Co.	642,437	18,888
ConAgra Foods, Inc.	1,024,704	23,394
General Mills, Inc. (d)	731,480	33,736
H.J. Heinz Co.	692,628	24,879
Hershey Co. (d)	430,216	25,421
Kellogg Co.	691,769	31,358
McCormick & Co., Inc. (non-vtg.)	267,534	9,072
Sara Lee Corp.	1,557,738	29,597
Tyson Foods, Inc. Class A	496,645	8,830
Wm. Wrigley Jr. Co.	387,451	27,528
		260,484
Household Products – 1.8%
Clorox Co.	305,002	17,559
Colgate-Palmolive Co.	1,035,157	54,346
Kimberly Clark Corp.	946,593	58,992
Procter & Gamble Co.	4,896,138	271,638
		402,535
Personal Products 0.6%
Alberto-Culver Co.	169,092	7,263

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Personal Products – continued
Avon Products, Inc.	933,926	$30,651
Gillette Co.	1,973,875	106,333
		144,247
Tobacco 1.4%
Altria Group, Inc.	4,097,575	289,699
Reynolds American, Inc.	230,370	19,337
UST, Inc.	327,080	13,921
		322,957

TOTAL CONSUMER STAPLES		2,229,616

ENERGY 9.6%
Energy Equipment & Services – 1.6%
Baker Hughes, Inc.	670,344	39,383
BJ Services Co.	320,366	20,209
Halliburton Co.	1,000,662	62,011
Nabors Industries Ltd. (a)	294,304	19,718
National Oilwell Varco, Inc. (a)	340,429	21,859
Noble Corp.	268,790	19,165
Rowan Companies, Inc.	214,233	7,969
Schlumberger Ltd. (NY Shares)	1,165,738	100,522
Transocean, Inc. (a)	645,226	38,094
Weatherford International Ltd. (a)	273,689	18,531
		347,461
Oil, Gas & Consumable Fuels – 8.0%
Amerada Hess Corp.	169,874	21,591
Anadarko Petroleum Corp	466,376	42,380
Apache Corp.	649,352	46,507
Burlington Resources, Inc.	762,718	56,281
Chevron Corp.	4,483,853	275,309
ConocoPhillips	2,754,796	181,651
Devon Energy Corp. (d)	937,329	56,961
El Paso Corp.	1,275,315	14,794
EOG Resources, Inc.	473,377	30,216
Exxon Mobil Corp.	12,595,206	754,449
Kerr-McGee Corp.	230,499	20,291
Kinder Morgan, Inc.	214,710	20,498
Marathon Oil Corp.	722,969	46,494
Murphy Oil Corp.	324,930	17,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Occidental Petroleum Corp.	787,979	$65,426
Sunoco, Inc.	272,406	19,804
Valero Energy Corp. (d)	595,443	63,415
Williams Companies, Inc.	1,129,441	25,345
XTO Energy, Inc.	714,148	28,423
		1,787,592

TOTAL ENERGY		2,135,053

FINANCIALS – 19.7%
Capital Markets 2.8%
Bank of New York Co., Inc.	1,540,193	47,084
Bear Stearns Companies, Inc.	224,913	22,604
Charles Schwab Corp.	2,254,537	30,504
E*TRADE Financial Corp. (a)(d)	729,094	11,666
Federated Investors, Inc. Class B (non-vtg.)	187,689	5,830
Franklin Resources, Inc. (d)	392,080	31,539
Goldman Sachs Group, Inc.	874,301	97,205
Janus Capital Group, Inc.	448,882	6,343
Lehman Brothers Holdings, Inc.	547,270	57,825
Mellon Financial Corp.	837,347	27,172
Merrill Lynch & Co., Inc.	1,870,464	106,916
Morgan Stanley	2,167,743	110,273
Northern Trust Corp.	402,311	20,051
State Street Corp. (d)	654,873	31,650
T. Rowe Price Group, Inc.	244,755	15,420
		622,082
Commercial Banks – 5.5%
AmSouth Bancorp.	698,374	18,381
Bank of America Corp.	7,957,055	342,392
BB&T Corp.	1,081,009	43,857
Comerica, Inc.	333,989	20,203
Compass Bancshares, Inc.	245,212	11,478
Fifth Third Bancorp	1,032,285	42,747
First Horizon National Corp.	245,605	9,598
Huntington Bancshares, Inc.	459,617	11,026
KeyCorp	806,611	26,715
M&T Bank Corp.	193,425	20,623
Marshall & Ilsley Corp.	421,303	18,440
National City Corp. (d)	1,175,738	43,067

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
North Fork Bancorp, Inc., New York	944,968	$25,977
PNC Financial Services Group, Inc. (d)	560,973	31,544
Regions Financial Corp. New	917,889	30,033
SunTrust Banks, Inc.	672,292	47,249
Synovus Financial Corp. (d)	615,547	17,709
U.S. Bancorp, Delaware (d)	3,626,272	105,960
Wachovia Corp.	3,119,113	154,770
Wells Fargo & Co.	3,338,555	199,045
Zions Bancorp	177,458	12,397
		1,233,211
Consumer Finance – 1.3%
American Express Co.	2,317,221	128,003
Capital One Financial Corp. (d)	571,214	46,977
MBNA Corp.	2,508,187	63,206
Providian Financial Corp. (a)(d)	582,178	10,829
SLM Corp.	830,090	41,297
		290,312
Diversified Financial Services – 3.4%
CIT Group, Inc.	416,457	18,857
Citigroup, Inc.	10,292,995	450,524
JPMorgan Chase & Co.	6,962,085	235,945
Moody’s Corp.	546,456	26,836
Principal Financial Group, Inc.	581,256	26,622
		758,784
Insurance – 4.3%
ACE Ltd.	568,754	25,258
AFLAC, Inc.	992,655	42,903
Allstate Corp.	1,322,188	74,320
AMBAC Financial Group, Inc.	214,264	14,694
American International Group, Inc.	5,134,268	303,949
Aon Corp.	628,829	18,815
Cincinnati Financial Corp.	329,757	13,513
Hartford Financial Services Group, Inc.	586,903	42,873
Jefferson-Pilot Corp.	268,966	13,376
Lincoln National Corp.	343,683	17,043
Loews Corp.	315,887	27,700
Marsh & McLennan Companies, Inc.	1,054,360	29,575
MBIA, Inc.	267,919	15,531
MetLife, Inc. (d)	1,450,950	71,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Progressive Corp.	393,332	$37,921
Prudential Financial, Inc.	1,032,826	66,483
SAFECO Corp. (d)	252,225	13,151
The Chubb Corp.	386,502	33,610
The St. Paul Travelers Companies, Inc.	1,333,129	57,338
Torchmark Corp. (d)	206,035	10,866
UnumProvident Corp.	589,227	11,384
XL Capital Ltd. Class A	277,233	19,268
		960,639
Real Estate 0.8%
Apartment Investment & Management Co. Class A (d)	188,534	7,523
Archstone-Smith Trust (d)	393,432	15,855
Equity Office Properties Trust	806,384	26,853
Equity Residential (SBI) (d)	567,097	21,419
Plum Creek Timber Co., Inc.	363,960	13,376
ProLogis	369,337	16,070
Public Storage, Inc.	204,016	13,775
Simon Property Group, Inc.	434,636	33,063
Vornado Realty Trust	230,635	19,839
		167,773
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	1,162,798	39,291
Fannie Mae	1,915,089	97,746
Freddie Mac (d)	1,366,429	82,505
Golden West Financial Corp., Delaware (d)	559,287	34,111
MGIC Investment Corp.	186,728	11,657
Sovereign Bancorp, Inc.	721,550	16,827
Washington Mutual, Inc. (d)	1,735,708	72,171
		354,308

TOTAL FINANCIALS		4,387,109

HEALTH CARE – 13.2%
Biotechnology – 1.5%
Amgen, Inc. (a)	2,448,472	195,633
Applera Corp. – Applied Biosystems Group	390,454	8,395
Biogen Idec, Inc. (a)	681,879	28,741
Chiron Corp. (a)(d)	293,016	10,678
Genzyme Corp. (a)	499,164	35,526

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc. (a)	893,953	$38,440
MedImmune, Inc. (a)	490,229	14,673
		332,086
Health Care Equipment & Supplies – 2.3%
Bausch & Lomb, Inc.	105,940	8,029
Baxter International, Inc.	1,228,171	49,532
Becton, Dickinson & Co.	499,631	26,296
Biomet, Inc. (d)	498,337	18,384
Boston Scientific Corp. (a)	1,483,617	39,880
C.R. Bard, Inc.	207,977	13,379
Fisher Scientific International, Inc. (a)	237,662	15,324
Guidant Corp.	643,037	45,424
Hospira, Inc. (a)	312,782	12,461
Medtronic, Inc.	2,393,151	136,410
Millipore Corp. (a)	98,824	6,320
PerkinElmer, Inc.	256,533	5,310
St. Jude Medical, Inc. (a)	716,856	32,904
Stryker Corp.	741,792	40,465
Thermo Electron Corp. (a)	318,935	8,898
Waters Corp. (a)	232,283	10,562
Zimmer Holdings, Inc. (a)	488,633	40,151
		509,729
Health Care Providers & Services – 2.8%
Aetna, Inc. (d)	574,675	45,784
AmerisourceBergen Corp.	208,553	15,573
Cardinal Health, Inc.	847,351	50,511
Caremark Rx, Inc. (a)	897,544	41,942
CIGNA Corp.	258,973	29,865
Coventry Health Care, Inc. (a)	212,523	17,002
Express Scripts, Inc. (a)(d)	293,539	16,984
HCA, Inc.	829,246	40,882
Health Management Associates, Inc. Class A	487,813	11,864
Humana, Inc. (a)	320,213	15,421
IMS Health, Inc.	448,333	12,195
Laboratory Corp. of America Holdings (a)	266,347	13,136
Manor Care, Inc.	156,487	6,177
McKesson Corp.	584,079	27,259
Medco Health Solutions, Inc. (a)	596,519	29,390
Quest Diagnostics, Inc.	360,311	18,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
Tenet Healthcare Corp. (a)(d)	927,098	$11,292
UnitedHealth Group, Inc. (d)	2,505,217	129,019
WellPoint, Inc. (a)	1,212,126	90,000
		622,304
Pharmaceuticals – 6.6%
Abbott Laboratories	3,068,161	138,466
Allergan, Inc.	258,072	23,756
Bristol-Myers Squibb Co.	3,866,678	94,618
Eli Lilly & Co.	2,241,931	123,351
Forest Laboratories, Inc. (a)	673,637	29,909
Johnson & Johnson (d)	5,883,439	372,951
King Pharmaceuticals, Inc. (a)	478,287	7,031
Merck & Co., Inc.	4,359,098	123,057
Mylan Laboratories, Inc.	431,451	7,934
Pfizer, Inc.	14,711,528	374,703
Schering-Plough Corp. (d)	2,918,588	62,487
Watson Pharmaceuticals, Inc. (a)	206,232	7,111
Wyeth	2,648,313	121,266
		1,486,640

TOTAL HEALTH CARE		2,950,759

INDUSTRIALS – 10.9%
Aerospace & Defense – 2.2%
General Dynamics Corp.	396,460	45,430
Goodrich Corp.	238,506	10,928
Honeywell International, Inc.	1,687,800	64,609
L 3 Communications Holdings, Inc. (d)	234,806	19,226
Lockheed Martin Corp.	799,413	49,755
Northrop Grumman Corp.	710,468	39,850
Raytheon Co.	894,766	35,093
Rockwell Collins, Inc.	352,511	16,966
The Boeing Co.	1,634,964	109,575
United Technologies Corp.	2,025,380	101,269
		492,701
Air Freight & Logistics – 0.9%
FedEx Corp.	597,682	48,675

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Air Freight & Logistics – continued
Ryder System, Inc.	127,291	$4,467
United Parcel Service, Inc. Class B	2,203,996	156,241
		209,383
Airlines – 0.1%
Southwest Airlines Co.	1,459,543	19,441
Building Products 0.2%
American Standard Companies, Inc.	353,528	16,121
Masco Corp.	858,116	26,327
		42,448
Commercial Services & Supplies – 0.7%
Allied Waste Industries, Inc. (a)(d)	535,892	4,276
Avery Dennison Corp.	201,074	10,745
Cendant Corp.	2,080,620	42,320
Cintas Corp.	296,232	12,220
Equifax, Inc.	256,851	8,486
Monster Worldwide, Inc. (a)	239,183	7,472
Pitney Bowes, Inc.	455,130	19,684
R.R. Donnelley & Sons Co.	422,034	15,767
Robert Half International, Inc.	315,535	10,627
Waste Management, Inc.	1,123,939	30,830
		162,427
Construction & Engineering – 0.1%
Fluor Corp.	171,316	10,606
Electrical Equipment – 0.4%
American Power Conversion Corp.	358,793	9,390
Cooper Industries Ltd. Class A	183,710	12,206
Emerson Electric Co.	824,476	55,471
Rockwell Automation, Inc.	345,791	17,995
		95,062
Industrial Conglomerates – 4.2%
3M Co. (d)	1,522,667	108,338
General Electric Co.	20,984,811	705,299
Textron, Inc.	267,023	19,039
Tyco International Ltd.	3,995,854	111,205
		943,881
Machinery – 1.4%
Caterpillar, Inc. (d)	1,352,150	75,031
Cummins, Inc. (d)	86,248	7,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – continued
Danaher Corp.	544,485	$29,163
Deere & Co.	487,734	31,888
Dover Corp.	403,095	16,406
Eaton Corp.	298,174	19,059
Illinois Tool Works, Inc.	540,105	45,520
Ingersoll-Rand Co. Ltd. Class A	333,512	26,554
ITT Industries, Inc.	182,607	19,926
Navistar International Corp. (a)	130,305	4,165
PACCAR, Inc.	343,971	24,105
Pall Corp.	246,119	7,039
Parker Hannifin Corp.	237,804	15,324
		321,638
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	745,038	39,502
CSX Corp.	428,486	18,823
Norfolk Southern Corp.	799,894	28,484
Union Pacific Corp.	520,342	35,524
		122,333
Trading Companies & Distributors – 0.1%
W.W. Grainger, Inc.	165,074	10,618

TOTAL INDUSTRIALS		2,430,538

INFORMATION TECHNOLOGY – 15.4%
Communications Equipment – 2.7%
ADC Telecommunications, Inc. (a)	229,531	4,806
Andrew Corp. (a)	321,414	3,706
Avaya, Inc. (a)	943,874	9,628
CIENA Corp. (a)	1,140,717	2,567
Cisco Systems, Inc. (a)	12,644,554	222,797
Comverse Technology, Inc. (a)	396,267	10,216
Corning, Inc. (a)	2,867,476	57,235
JDS Uniphase Corp. (a)	3,260,985	5,185
Lucent Technologies, Inc. (a)(d)	8,765,477	26,998
Motorola, Inc.	4,851,960	106,161
QUALCOMM, Inc.	3,232,213	128,351
Scientific-Atlanta, Inc.	301,516	11,536
Tellabs, Inc. (a)	886,967	7,885
		597,071

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 3.6%
Apple Computer, Inc. (a)	1,630,231	$76,507
Dell, Inc. (a)	4,790,339	170,536
EMC Corp. (a)	4,754,107	61,138
Gateway, Inc. (a)	587,641	1,786
Hewlett-Packard Co.	5,710,865	158,534
International Business Machines Corp.	3,192,108	257,348
Lexmark International, Inc. Class A (a)	235,079	14,805
NCR Corp. (a)	369,601	12,648
Network Appliance, Inc. (a)	724,448	17,198
QLogic Corp. (a)	179,844	6,215
Sun Microsystems, Inc. (a)	6,739,129	25,609
		802,324
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	855,533	27,514
Jabil Circuit, Inc. (a)	364,273	10,724
Molex, Inc.	332,479	8,897
Sanmina-SCI Corp. (a)	1,039,864	5,272
Solectron Corp. (a)	1,923,603	7,887
Symbol Technologies, Inc.	480,358	4,410
Tektronix, Inc.	175,119	4,425
		69,129
Internet Software & Services – 0.4%
Yahoo!, Inc. (a)(d)	2,597,238	86,592
IT Services – 1.0%
Affiliated Computer Services, Inc. Class A (a)(d)	250,208	12,998
Automatic Data Processing, Inc.	1,154,201	49,342
Computer Sciences Corp. (a)(d)	364,254	16,228
Convergys Corp. (a)	281,406	4,002
Electronic Data Systems Corp.	1,026,645	22,997
First Data Corp. (d)	1,540,611	64,012
Fiserv, Inc. (a)(d)	378,483	16,983
Paychex, Inc.	703,887	24,024
Sabre Holdings Corp. Class A	259,417	4,976
Unisys Corp. (a)	670,426	4,458
		220,020
Office Electronics – 0.1%
Xerox Corp. (a)	1,895,861	25,423
Semiconductors & Semiconductor Equipment – 3.3%
Advanced Micro Devices, Inc. (a)	781,433	16,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Altera Corp. (a)	735,222	$16,079
Analog Devices, Inc.	732,086	26,685
Applied Materials, Inc.	3,252,711	59,557
Applied Micro Circuits Corp. (a)	606,480	1,668
Broadcom Corp. Class A (a)	579,050	25,189
Freescale Semiconductor, Inc. Class B (a)	794,921	19,142
Intel Corp.	12,213,861	314,141
KLA Tencor Corp.	389,537	19,773
Linear Technology Corp.	605,436	22,964
LSI Logic Corp. (a)(d)	767,287	7,397
Maxim Integrated Products, Inc.	648,914	27,676
Micron Technology, Inc. (a)	1,216,578	14,489
National Semiconductor Corp.	690,688	17,219
Novellus Systems, Inc. (a)	273,264	7,326
NVIDIA Corp. (a)(d)	334,299	10,256
PMC-Sierra, Inc. (a)(d)	356,872	3,026
Teradyne, Inc. (a)(d)	387,405	6,508
Texas Instruments, Inc. (d)	3,288,750	107,476
Xilinx, Inc. (d)	694,127	19,498
		742,299
Software 4.0%
Adobe Systems, Inc. (d)	967,525	26,162
Autodesk, Inc.	452,307	19,540
BMC Software, Inc. (a)	438,318	8,766
Citrix Systems, Inc. (a)	334,912	7,971
Computer Associates International, Inc.	1,053,049	28,390
Compuware Corp. (a)	768,613	6,964
Electronic Arts, Inc. (a)	606,463	34,738
Intuit, Inc. (a)(d)	366,865	16,817
Mercury Interactive Corp. (a)(d)	171,352	6,283
Microsoft Corp.	19,881,010	544,740
Novell, Inc. (a)	753,641	4,959
Oracle Corp. (a)	8,748,528	113,468
Parametric Technology Corp. (a)	537,477	3,257
Siebel Systems, Inc.	1,022,290	8,434
Symantec Corp. (a)	2,358,153	49,474
		879,963

TOTAL INFORMATION TECHNOLOGY		3,422,821

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS 2.9%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	453,644	$25,132
Ashland, Inc.	132,646	8,064
Dow Chemical Co.	1,901,932	82,163
E.I. du Pont de Nemours & Co.	1,970,860	77,987
Eastman Chemical Co.	158,984	7,626
Ecolab, Inc.	434,561	14,341
Engelhard Corp.	238,666	6,790
Hercules, Inc. (a)	223,486	2,849
International Flavors & Fragrances, Inc.	175,051	6,319
Monsanto Co.	530,614	33,874
PPG Industries, Inc. (d)	339,650	21,391
Praxair, Inc.	640,039	30,914
Rohm & Haas Co.	381,820	16,575
Sigma Aldrich Corp.	136,254	8,502
		342,527
Construction Materials 0.1%
Vulcan Materials Co.	202,052	14,517
Containers & Packaging – 0.2%
Ball Corp.	217,966	8,176
Bemis Co., Inc.	212,024	5,544
Pactiv Corp. (a)	295,265	5,731
Sealed Air Corp. (a)(d)	165,620	8,405
Temple-Inland, Inc.	223,551	8,604
		36,460
Metals & Mining – 0.7%
Alcoa, Inc.	1,725,609	46,229
Allegheny Technologies, Inc.	177,605	4,905
Freeport-McMoRan Copper & Gold, Inc. Class B	355,511	14,992
Newmont Mining Corp.	882,324	34,922
Nucor Corp.	316,963	17,902
Phelps Dodge Corp. (d)	191,690	20,612
United States Steel Corp. (d)	225,927	9,471
		149,033
Paper & Forest Products 0.4%
Georgia-Pacific Corp.	514,701	16,517
International Paper Co.	970,480	29,939
Louisiana-Pacific Corp.	219,333	5,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Paper & Forest Products – continued
MeadWestvaco Corp.	368,818	$10,685
Weyerhaeuser Co.	484,540	31,505
		94,193

TOTAL MATERIALS		636,730

TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 2.4%
ALLTEL Corp.	753,170	46,689
AT&T Corp.	1,585,240	31,198
BellSouth Corp.	3,622,841	95,244
CenturyTel, Inc.	259,764	9,326
Citizens Communications Co.	673,897	9,192
Qwest Communications International, Inc. (a)	3,308,507	12,903
SBC Communications, Inc.	6,535,526	157,375
Verizon Communications, Inc.	5,475,098	179,090
		541,017
Wireless Telecommunication Services – 0.7%
Sprint Nextel Corp.	5,781,544	149,915

TOTAL TELECOMMUNICATION SERVICES		690,932

UTILITIES – 3.5%
Electric Utilities – 1.7%
Allegheny Energy, Inc. (a)(d)	321,597	9,699
Ameren Corp.	402,264	22,096
American Electric Power Co., Inc.	759,820	28,250
Cinergy Corp.	392,411	17,282
Edison International	644,648	29,028
Entergy Corp.	419,458	31,422
Exelon Corp.	1,323,950	71,348
FirstEnergy Corp.	652,612	33,303
FPL Group, Inc.	775,524	33,417
Pinnacle West Capital Corp.	194,595	8,743
PPL Corp.	750,894	23,999
Progress Energy, Inc.	492,039	21,448
Southern Co.	1,472,705	50,661
		380,696

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – continued
Gas Utilities 0.0%
Nicor, Inc. (d)	87,327	$3,616
Peoples Energy Corp.	75,222	3,127
		6,743
Independent Power Producers & Energy Traders – 0.7%
AES Corp. (a)	1,292,369	20,342
Calpine Corp. (a)(d)	1,123,788	3,450
Constellation Energy Group, Inc.	351,258	20,636
Duke Energy Corp. (d)	1,833,588	53,156
Dynegy, Inc. Class A (a)(d)	656,841	2,864
TXU Corp.	474,228	46,010
		146,458
Multi-Utilities – 1.1%
CenterPoint Energy, Inc.	574,777	8,168
CMS Energy Corp. (a)(d)	432,879	6,969
Consolidated Edison, Inc. (d)	481,008	22,564
Dominion Resources, Inc.	673,710	51,525
DTE Energy Co.	344,622	15,773
KeySpan Corp.	342,186	13,061
NiSource, Inc.	537,875	12,984
PG&E Corp.	732,254	27,474
Public Service Enterprise Group, Inc.	472,340	30,490
Sempra Energy	507,261	22,735
TECO Energy, Inc.	409,528	7,130
Xcel Energy, Inc.	795,908	15,313
		234,186

TOTAL UTILITIES		768,083

TOTAL COMMON STOCKS
(Cost $16,258,615)		22,155,231

U.S. Treasury Obligations 0.2%
	Principal
	Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3% 9/22/05 (e)
(Cost $44,918)	$45,000	44,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Money Market Funds 1.6%
		Shares	Value (Note 1)
			(000s)
Fidelity Cash Central Fund, 3.6% (b)		53,994,408	$53,994
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)		315,147,885	315,148
TOTAL MONEY MARKET FUNDS
(Cost $369,142)			369,142

TOTAL INVESTMENT PORTFOLIO 101.3%
(Cost $16,672,675)			22,569,287

NET OTHER ASSETS – (1.3)%			(294,760)
NET ASSETS 100%			$22,274,527

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Purchased
Equity Index Contracts
408 S&P 500 Index Contracts	Sept. 2005	$ 124,583	$ (1,474)

The face value of futures purchased as a percentage of net assets – 0.6%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,968,000.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $649,616,000 of which $131,386,000, $477,268,000 and $40,962,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $301,701) (cost $16,672,675) See
accompanying schedule		$22,569,287
Receivable for investments sold		14,773
Receivable for fund shares sold		21,634
Dividends receivable		45,851
Interest receivable		308
Receivable for daily variation on futures contracts		1,366
Other affiliated receivables		72
Other receivables		147
Total assets		22,653,438

Liabilities
Payable for investments purchased	$34,346
Payable for fund shares redeemed	27,203
Accrued management fee	1,865
Other affiliated payables	349
Collateral on securities loaned, at value	315,148
Total liabilities		378,911

Net Assets		$22,274,527
Net Assets consist of:
Paid in capital		$17,085,696
Undistributed net investment income		79,957
Accumulated undistributed net realized gain (loss) on
investments		(786,264)
Net unrealized appreciation (depreciation) on
investments		5,895,138
Net Assets, for 514,115 shares outstanding		$22,274,527
Net Asset Value, offering price and redemption price per
share ($22,274,527 ÷ 514,115 shares)		$43.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Statement of Operations
Amounts in thousands	Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$196,410
Interest		5,436
Security lending		724
Total income		202,570

Expenses
Management fee	$10,814
Independent trustees’ compensation	47
Depreciation in deferred trustee compensation account	(1)
Interest	5
Miscellaneous	34
Total expenses before reductions	10,899
Expense reductions	(586)	10,313

Net investment income (loss)		192,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	11,641
Futures contracts	28,920
Total net realized gain (loss)		40,561
Change in net unrealized appreciation (depreciation) on:
Investment securities	296,148
Futures contracts	(4,383)
Total change in net unrealized appreciation
(depreciation)		291,765
Net gain (loss)		332,326
Net increase (decrease) in net assets resulting from
operations		$524,583

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,257	$368,009
Net realized gain (loss)	40,561	177,492
Change in net unrealized appreciation (depreciation) .	291,765	784,965
Net increase (decrease) in net assets resulting
from operations	524,583	1,330,466
Distributions to shareholders from net investment income .	(172,582)	(350,633)
Share transactions
Proceeds from sales of shares	2,781,986	5,775,743
Reinvestment of distributions	170,552	346,499
Cost of shares redeemed	(2,162,649)	(4,531,372)
Net increase (decrease) in net assets resulting from
share transactions	789,889	1,590,870
Total increase (decrease) in net assets	1,141,890	2,570,703

Net Assets
Beginning of period	21,132,637	18,561,934
End of period (including undistributed net investment
income of $79,957 and undistributed net investment
income of $60,282, respectively)	$22,274,527	$21,132,637

Other Information
Shares
Sold	65,792	142,943
Issued in reinvestment of distributions	4,057	8,443
Redeemed	(50,822)	(112,656)
Net increase (decrease)	19,027	38,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 42.68	$ 40.67	$ 29.87	$ 39.26	$ 44.04	$ 48.52
Income from Investment
Operations
Net investment
income (loss)D	38	.77E	.55	.51	.50	.52
Net realized and un
realized gain (loss)	.61	1.98	10.79	(9.39)	(4.76)	(4.47)
Total from investment
operations	99	2.75	11.34	(8.88)	(4.26)	(3.95)
Distributions from net
investment income	(.34)	(.74)	(.54)	(.51)	(.49)	(.53)
Distributions from net
realized gain	—	—	—	—	(.03)	—
Total distributions	(.34)	(.74)	(.54)	(.51)	(.52)	(.53)
Net asset value,
end of period	$ 43.33	$ 42.68	$ 40.67	$ 29.87	$ 39.26	$ 44.04
Total ReturnB,C	2.35%	6.85%	38.29%	(22.79)%	(9.69)%	(8.26)%
Ratios to Average Net AssetsF
Expenses before ex
pense reductions	10%A	.40%	.40%	.39%	.40%	.39%
Expenses net of
voluntary waivers,
if any	10%A	.14%	.19%	.19%	.19%	.19%
Expenses net of all
reductions	10%A	.14%	.19%	.19%	.18%	.17%
Net investment
income (loss)	1.78%A	1.91%E	1.55%	1.51%	1.23%	1.03%
Supplemental Data
Net assets,
end of period
(in millions)	$22,275	$21,133	$18,562	$12,349	$15,963	$16,846
Portfolio turnover rate	6%A	5%	5%	6%	4%	12%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.61% .
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determin ing value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

28

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$7,829,752
Unrealized depreciation	(2,099,807)
Net unrealized appreciation (depreciation)	$5,729,945
Cost for federal income tax purposes	$16,839,342

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 2. Operating Policies continued Repurchase Agreements continued

agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption ”Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,573,608 and $592,061, respectively.

Securities received on an in kind basis aggregated $34,752.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .10% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Sub Adviser. Geode Capital Management, LLC (Geode), serves as sub adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Semiannual Report

30

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,717 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $26,291. The weighted average interest rate was 3.23% . At period end, there were no bank borrowings outstanding.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 8. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $586.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the per formance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. New share class and fee arrangements.

On September 15, 2005, the Trustees of the fund approved amended fund management fee and expense contract arrangements for the existing class (re designated as the Investor Class) and a new share class. The new class, the Fidelity Advantage Class, was approved by the Trustees on July 21, 2005 and will commence operations on October 14, 2005.

Under the new fee arrangements, Spartan U.S. Equity Index Fund’s management fee will decrease from .10% to .07% of average net assets. The new expense contract will continue to limit the total expenses (excluding certain expenses) of the Investor Class to .10% and limit those of the Fidelity Advantage Class to .07%.

The new fee arrangements will be effective on October 1, 2005.

Semiannual Report

32

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Equity Index Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and

Semiannual Report

34

expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three and five year periods. The Board also stated that the relative investment

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 32% means that 68% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

36

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the new contractual arrange ments described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management fee) at 10 basis points, and (ii) limit the total expenses of the fund’s existing class of shareholders to 10 basis points. These new contractual arrangements may not be increased without Board and shareholder approval. (Effective August 31, 2004, FMR had voluntarily agreed to limit the fund’s expenses to 10 basis points.)

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

38

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

On September 15, 2005, subsequent to approving the July renewal of the fund’s Advisory Contracts, the Board approved an amended and restated management contract (the Amended Contract) for the fund, effective October 1, 2005. In determining whether to approve the contract, the Board considered that the Amended Contract lowered the management fee from 10 basis points to 7 basis points of the fund’s average daily net assets.

In connection with its approval, the Board also considered the management fees and total expenses of similar funds offered by other fund companies. At its meeting, the Board also approved an expense contract for Fidelity Advantage Class of the fund that obliges FMR to pay all class level expenses of Fidelity Advantage Class and limits the total expenses of the class’s shareholders to 7 basis points. The Board noted that the new contractual expense limit may not be increased without the approval of the Board and of Fidelity Advantage Class shareholders.

Based on its review, the Board concluded that the amended advisory fee structures are fair and reasonable, and the fund’s Amended Contract should be approved.

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

UEI-USAN-1005 1.790946.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005